UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end:    March 31

Date of reporting period:   December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Regional Banks - 38.6%
PNC Financial Services Group, Inc.	5,157	$400,079
BB&T Corp.	8,469	316,063
SunTrust Banks, Inc.	7,412	272,836
Fifth Third Bancorp	12,566	264,263
M&T Bank Corp.	2,091	243,434
Regions Financial Corp.	23,340	230,833
KeyCorp	15,877	213,069
CIT Group, Inc.	3,837	200,023
Huntington Bancshares, Inc.	18,020	173,893
Popular, Inc.*	5,961	171,260
First Republic Bank	3,101	162,337
Zions Bancorporation	4,879	146,175
Signature Bank*	1,285	138,035
East West Bancorp, Inc.	3,900	136,383
SVB Financial Group*	1,271	133,277
Cullen/Frost Bankers, Inc.	1,760	130,997
Commerce Bancshares, Inc.	2,865	128,669
City National Corp.	1,605	127,148
Prosperity Bancshares, Inc.	1,983	125,702
First Niagara Financial Group, Inc.	11,481	121,928
FirstMerit Corp.	5,398	119,998
BankUnited, Inc.	3,410	112,257
Wintrust Financial Corp.	2,398	110,596
Hancock Holding Co.	2,923	107,216
Webster Financial Corp.	3,353	104,547
UMB Financial Corp.	1,615	103,812
Associated Banc-Corp.	5,961	103,721
CapitalSource, Inc.	7,184	103,234
First Horizon National Corp.	8,803	102,555
TCF Financial Corp.	6,233	101,286
Bank of Hawaii Corp.	1,691	100,006
Texas Capital Bancshares, Inc.*	1,570	97,654
Fulton Financial Corp.	7,465	97,642
Susquehanna Bancshares, Inc.	7,506	96,377
BancorpSouth, Inc.	3,727	94,740
PrivateBancorp, Inc. — Class A	3,237	93,646
Home BancShares, Inc.	2,480	92,628
Glacier Bancorp, Inc.	3,080	91,753
First Financial Bankshares, Inc.	1,370	90,858
Bank of the Ozarks, Inc.	1,600	90,544
Cathay General Bancorp	3,370	90,080
Sterling Financial Corp.	2,640	89,971
Umpqua Holdings Corp.	4,700	89,958
Valley National Bancorp[1]	8,773	88,783
Western Alliance Bancorporation*	3,700	88,282
FNB Corp.	6,992	88,239
National Penn Bancshares, Inc.	7,466	84,590
PacWest Bancorp[1]	1,990	84,018
IBERIABANK Corp.	1,334	83,842
MB Financial, Inc.	2,600	83,434
Trustmark Corp.	3,050	81,862
CVB Financial Corp.	4,770	81,424
United Bankshares, Inc.	2,450	77,053
Old National Bancorp	4,960	76,235
Westamerica Bancorporation	1,340	75,656
Columbia Banking System, Inc.	2,650	72,902
BBCN Bancorp, Inc.	4,270	70,839
Total Regional Banks		7,258,642
Diversified Banks - 28.8%
Wells Fargo & Co.	16,195	735,252
U.S. Bancorp	13,023	526,129
Itau Unibanco Holding S.A. ADR	16,348	221,842
Banco Bradesco S.A. ADR	15,771	197,611
ICICI Bank Ltd. ADR	5,255	195,328
HSBC Holdings plc ADR	3,350	184,686
Comerica, Inc.	3,814	181,318
Credicorp Ltd.	1,355	179,849
Barclays plc ADR	9,869	178,925
Banco Santander S.A. ADR	19,620	177,953
Bank of Nova Scotia	2,810	175,766
Toronto-Dominion Bank	1,845	173,873
Royal Bank of Canada	2,548	171,302
HDFC Bank Ltd. ADR	4,940	170,134
Banco Santander Brasil S.A. ADR	27,429	167,317
Bank of Montreal	2,496	166,383
Royal Bank of Scotland Group plc ADR*	14,650	165,985
Banco Bilbao Vizcaya Argentaria S.A. ADR	13,357	165,493
Mitsubishi UFJ Financial Group, Inc. ADR	24,763	165,417
Lloyds Banking Group plc ADR*	30,910	164,441
Sumitomo Mitsui Financial Group, Inc. ADR	15,570	163,329
Bancolombia S.A. ADR	3,305	162,011
Canadian Imperial Bank of Commerce	1,885	160,998
Banco Santander Chile ADR	6,829	160,960
National Bank of Greece S.A. ADR[1]	27,670	154,952
Grupo Financiero Santander Mexico SAB de CV ADR	11,360	154,950
Total Diversified Banks		5,422,204
Other Diversified Financial Services - 13.6%
JPMorgan Chase & Co.	12,725	744,157
Citigroup, Inc.	14,098	734,647
Bank of America Corp.	47,090	733,191
ING US, Inc.	5,150	181,023
ING Groep N.V. ADR*	12,150	170,222
Total Other Diversified Financial Services		2,563,240
Thrifts & Mortgage Finance - 8.3%
Ocwen Financial Corp.*	3,100	171,894
New York Community Bancorp, Inc.	10,107	170,303
Home Loan Servicing Solutions Ltd.	6,752	155,093
Hudson City Bancorp, Inc.	14,844	139,979
People's United Financial, Inc.	9,065	137,063
Nationstar Mortgage Holdings, Inc.*,1	2,905	107,369
MGIC Investment Corp.*	12,340	104,150
Radian Group, Inc.	6,950	98,134
Washington Federal, Inc.	4,040	94,092
EverBank Financial Corp.	5,040	92,434
Capitol Federal Financial, Inc.	6,701	81,149
Northwest Bancshares, Inc.	4,920	72,718

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Thrifts & Mortgage Finance - 8.3% (continued)
Astoria Financial Corp.	5,246	$72,552
BofI Holding, Inc.*	810	63,528
Total Thrifts & Mortgage Finance		1,560,458
Asset Management & Custody Banks - 5.3%
Bank of New York Mellon Corp.	11,276	393,984
State Street Corp.	4,820	353,740
Northern Trust Corp.	3,860	238,895
Total Asset Management & Custody Banks		986,619
Diversified Capital Markets - 2.8%
Deutsche Bank AG	3,688	177,910
UBS AG	9,076	174,713
Credit Suisse Group AG ADR	5,512	171,092
Total Diversified Capital Markets		523,715
Consumer Finance - 2.2%
Capital One Financial Corp.	5,450	417,525
Total Common Stocks
(Cost $12,287,097)		18,732,403

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$199,887	199,887
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	29,464	29,464
Total Securities Lending Collateral
(Cost $229,351)		229,351
Total Investments - 100.8%
(Cost $12,516,448)		$18,961,754
Other Assets & Liabilities, net - (0.8)%		(143,017)
Total Net Assets - 100.0%		$18,818,737

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2%
Specialty Chemicals - 16.9%
Ecolab, Inc.	7,364	$767,843
PPG Industries, Inc.	3,770	715,018
Sherwin-Williams Co.	3,243	595,091
Sigma-Aldrich Corp.	4,981	468,264
Celanese Corp. — Class A	7,397	409,128
Ashland, Inc.	3,927	381,076
WR Grace & Co.*	3,835	379,166
International Flavors & Fragrances, Inc.	4,221	362,922
Valspar Corp.	4,795	341,836
RPM International, Inc.	7,821	324,650
Albemarle Corp.	5,101	323,352
Rockwood Holdings, Inc.	4,376	314,722
PolyOne Corp.	7,290	257,702
Cytec Industries, Inc.	2,718	253,209
Chemtura Corp.*	8,230	229,782
Total Specialty Chemicals		6,123,761
Gold - 11.7%
Barrick Gold Corp.	45,309	798,799
Goldcorp, Inc.	25,432	551,112
Newmont Mining Corp.	21,136	486,762
AngloGold Ashanti Ltd. ADR	25,020	293,234
Agnico Eagle Mines Ltd.	11,045	291,367
Yamana Gold, Inc.	32,404	279,322
Kinross Gold Corp.	62,735	274,779
Randgold Resources Ltd. ADR	4,349	273,161
Eldorado Gold Corp.	44,762	254,696
Cia de Minas Buenaventura SAA ADR	22,034	247,221
Royal Gold, Inc.	5,348	246,382
Franco-Nevada Corp.	5,911	240,814
Total Gold		4,237,649
Steel - 11.2%
Vale S.A. ADR	39,594	603,809
Nucor Corp.	10,782	575,543
Reliance Steel & Aluminum Co.	4,362	330,814
ArcelorMittal	17,264	307,990
Steel Dynamics, Inc.	15,266	298,298
United States Steel Corp.	9,604	283,318
Cliffs Natural Resources, Inc.[1]	10,729	281,207
Allegheny Technologies, Inc.	7,616	271,358
Cia Siderurgica Nacional S.A. ADR[1]	41,310	256,122
Carpenter Technology Corp.	4,041	251,350
Gerdau S.A. ADR	29,010	227,438
Commercial Metals Co.	10,690	217,328
AK Steel Holding Corp.*,1	18,080	148,256
Total Steel		4,052,831
Diversified Chemicals - 9.8%
EI du Pont de Nemours & Co.	16,794	1,091,106
Dow Chemical Co.	22,528	1,000,243
Eastman Chemical Co.	6,112	493,238
FMC Corp.	5,897	444,988
Huntsman Corp.	13,938	342,875
Olin Corp.	6,882	198,546
Total Diversified Chemicals		3,570,996
Fertilizers & Agricultural Chemicals - 9.3%
Monsanto Co.	9,213	1,073,776
Mosaic Co.	13,592	642,494
Potash Corporation of Saskatchewan, Inc.	17,890	589,654
CF Industries Holdings, Inc.	2,154	501,968
Agrium, Inc.	3,382	309,385
Scotts Miracle-Gro Co. — Class A	4,310	268,168
Total Fertilizers & Agricultural Chemicals		3,385,445
Diversified Metals & Mining - 9.3%
Freeport-McMoRan Copper & Gold, Inc.	23,772	897,155
Southern Copper Corp.	23,909	686,427
Rio Tinto plc ADR	7,385	416,736
BHP Billiton Ltd. ADR	5,255	358,391
Teck Resources Ltd. — Class B	11,433	297,372
BHP Billiton plc ADR	3,680	228,602
US Silica Holdings, Inc.	5,571	190,027
Molycorp, Inc.*,1	29,955	168,347
Walter Energy, Inc.	8,473	140,906
Total Diversified Metals & Mining		3,383,963
Paper Packaging - 6.2%
Rock Tenn Co. — Class A	3,625	380,661
Sealed Air Corp.	10,564	359,704
MeadWestvaco Corp.	9,370	346,034
Packaging Corporation of America	5,450	344,876
Avery Dennison Corp.	6,020	302,144
Bemis Company, Inc.	6,908	282,952
Graphic Packaging Holding Co.*	26,050	250,080
Total Paper Packaging		2,266,451
Industrial Gases - 5.3%
Praxair, Inc.	6,561	853,127
Air Products & Chemicals, Inc.	6,023	673,251
Airgas, Inc.	3,531	394,942
Total Industrial Gases		1,921,320
Commodity Chemicals - 5.1%
LyondellBasell Industries N.V. — Class A	11,690	938,473
Westlake Chemical Corp.	3,270	399,169
Methanex Corp.	4,630	274,281
Axiall Corp.	5,270	250,009
Total Commodity Chemicals		1,861,932
Construction Materials - 4.0%
Cemex SAB de CV ADR*	39,937	472,455
Vulcan Materials Co.	6,498	386,111
Martin Marietta Materials, Inc.	3,001	299,920
Eagle Materials, Inc.	3,540	274,102
Total Construction Materials		1,432,588
Metal & Glass Containers - 2.9%
Ball Corp.	7,262	375,154
Crown Holdings, Inc.*	7,731	344,571
Owens-Illinois, Inc.*	9,333	333,935
Total Metal & Glass Containers		1,053,660
Precious Metals & Minerals - 2.6%
Silver Wheaton Corp.	18,252	368,508
Pan American Silver Corp.	19,861	232,374
Stillwater Mining Co.*	14,100	173,994

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Precious Metals & Minerals - 2.6% (continued)
Coeur Mining, Inc.*	14,378	$156,001
Total Precious Metals & Minerals		930,877
Paper Products - 2.5%
International Paper Co.	13,193	646,853
Domtar Corp.	2,710	255,661
Total Paper Products		902,514
Aluminum - 1.8%
Alcoa, Inc.	45,109	479,508
Kaiser Aluminum Corp.	2,220	155,933
Total Aluminum		635,441
Forest Products - 0.6%
Louisiana-Pacific Corp.*	12,100	223,971
Total Common Stocks
(Cost $18,552,098)		35,983,399

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$565,496	565,496
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	83,354	83,354
Total Securities Lending Collateral
(Cost $648,850)		648,850
Total Investments - 101.0%
(Cost $19,200,948)		$36,632,249
Other Assets & Liabilities, net - (1.0)%		(368,695)
Total Net Assets - 100.0%		$36,263,554

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 100.9%
Biotechnology - 85.1%
Gilead Sciences, Inc.*	373,536	$28,071,229
Amgen, Inc.	216,954	24,767,468
Celgene Corp.*	132,957	22,464,415
Biogen Idec, Inc.*	76,933	21,522,007
Regeneron Pharmaceuticals, Inc.*	51,219	14,097,518
Alexion Pharmaceuticals, Inc.*	101,074	13,448,906
Vertex Pharmaceuticals, Inc.*	147,052	10,925,964
BioMarin Pharmaceutical, Inc.*	120,894	8,495,221
Pharmacyclics, Inc.*	73,800	7,806,564
Incyte Corporation Ltd.*	150,669	7,628,371
United Therapeutics Corp.*	63,943	7,230,674
Seattle Genetics, Inc.*,1	151,344	6,037,112
Cubist Pharmaceuticals, Inc.*	87,138	6,001,194
Medivation, Inc.*	90,670	5,786,559
Isis Pharmaceuticals, Inc.*	141,380	5,632,579
Alkermes plc*	135,063	5,491,662
Theravance, Inc.*	147,906	5,272,849
Alnylam Pharmaceuticals, Inc.*	81,508	5,243,410
Opko Health, Inc.*,1	564,110	4,761,088
NPS Pharmaceuticals, Inc.*	154,669	4,695,751
Grifols S.A. ADR	127,316	4,598,654
Cepheid, Inc.*	97,976	4,577,439
Puma Biotechnology, Inc.*	42,000	4,348,260
ACADIA Pharmaceuticals, Inc.*,1	163,133	4,076,694
Aegerion Pharmaceuticals, Inc.*	57,200	4,058,912
Clovis Oncology, Inc.*	65,000	3,917,550
Celldex Therapeutics, Inc.*	159,380	3,858,590
MannKind Corp.*,1	708,300	3,690,243
Synageva BioPharma Corp.*	57,000	3,689,040
Intercept Pharmaceuticals, Inc.*	51,400	3,509,592
Halozyme Therapeutics, Inc.*	217,700	3,263,323
InterMune, Inc.*	219,935	3,239,643
Ironwood Pharmaceuticals, Inc. — Class A*	270,624	3,141,945
Arena Pharmaceuticals, Inc.*,1	522,540	3,056,859
Myriad Genetics, Inc.*,1	145,072	3,043,611
Organovo Holdings, Inc.*,1	270,380	2,993,107
Ariad Pharmaceuticals, Inc.*,1	433,145	2,954,049
Acorda Therapeutics, Inc.*	100,259	2,927,563
ImmunoGen, Inc.*,1	198,100	2,906,127
Exelixis, Inc.*,1	473,800	2,904,394
PDL BioPharma, Inc.[1]	338,813	2,859,582
Ligand Pharmaceuticals, Inc. — Class B*	53,000	2,787,800
Dyax Corp.*	350,300	2,637,759
Momenta Pharmaceuticals, Inc.*	144,300	2,551,224
Keryx Biopharmaceuticals, Inc.*,1	196,160	2,540,272
Sarepta Therapeutics, Inc.*,1	123,339	2,512,415
Sangamo Biosciences, Inc.*,1	180,360	2,505,200
Exact Sciences Corp.*	207,055	2,420,473
Raptor Pharmaceutical Corp.*,1	184,600	2,403,492
Infinity Pharmaceuticals, Inc.*	163,890	2,263,321
TESARO, Inc.*	76,712	2,166,347
Neurocrine Biosciences, Inc.*	230,900	2,156,606
Array BioPharma, Inc.*	429,840	2,153,498
Spectrum Pharmaceuticals, Inc.*,1	242,303	2,144,382
Vanda Pharmaceuticals, Inc.*	144,500	1,793,245
Total Biotechnology		322,031,752
Life Sciences Tools & Services - 12.5%
Illumina, Inc.*,1	91,146	10,082,571
Life Technologies Corp.*	126,220	9,567,476
Quintiles Transnational Holdings, Inc.*	140,019	6,488,480
Bio-Rad Laboratories, Inc. — Class A*	39,980	4,941,928
Techne Corp.	51,684	4,892,924
QIAGEN N.V.*	204,600	4,871,526
Charles River Laboratories International, Inc.*	80,200	4,253,808
Affymetrix, Inc.*	243,900	2,090,223
Total Life Sciences Tools & Services		47,188,936
Pharmaceuticals - 3.3%
Perrigo Company plc	33,608	5,157,499
Medicines Co.*	109,900	4,244,338
Nektar Therapeutics*	273,280	3,101,728
Total Pharmaceuticals		12,503,565
Total Common Stocks
(Cost $212,776,483)		381,724,253
RIGHTS - 0.0%
Clinical Data, Inc.
Expires 12/31/20*,†††,2	24,000	–
Total Rights
(Cost $–)		–

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 10.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$33,778,695	33,778,695
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	4,978,980	4,978,980
Total Securities Lending Collateral
(Cost $38,757,675)		38,757,675
Total Investments - 111.1%
(Cost $251,534,158)		$420,481,928
Other Assets & Liabilities, net - (11.1)%		(41,967,483)
Total Net Assets - 100.0%		$378,514,445

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Illiquid security.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Packaged Foods & Meats - 29.3%
Mondelez International, Inc. — Class A	162,070	$5,721,071
General Mills, Inc.	82,637	4,124,413
Kraft Foods Group, Inc.	75,600	4,076,352
Kellogg Co.	55,720	3,402,820
Hershey Co.	34,392	3,343,934
Mead Johnson Nutrition Co. — Class A	35,349	2,960,832
ConAgra Foods, Inc.	77,482	2,611,143
Campbell Soup Co.	59,417	2,571,568
Hormel Foods Corp.	54,786	2,474,684
Tyson Foods, Inc. — Class A	71,895	2,405,607
JM Smucker Co.	23,031	2,386,472
Green Mountain Coffee Roasters, Inc.*,1	31,174	2,356,131
McCormick & Company, Inc.	31,539	2,173,668
Unilever N.V.	47,541	1,912,574
BRF S.A. ADR	83,780	1,748,489
Hain Celestial Group, Inc.*	16,780	1,523,288
Flowers Foods, Inc.	69,592	1,494,140
Hillshire Brands Co.	44,040	1,472,698
WhiteWave Foods Co. — Class A*	64,100	1,470,454
Pilgrim's Pride Corp.*	90,300	1,467,375
TreeHouse Foods, Inc.*	16,501	1,137,249
B&G Foods, Inc.	27,700	939,307
Dean Foods Co.*	54,140	930,667
Sanderson Farms, Inc.	12,700	918,591
Post Holdings, Inc.*	18,500	911,495
Total Packaged Foods & Meats		56,535,022
Household Products - 14.9%
Procter & Gamble Co.	131,060	10,669,595
Colgate-Palmolive Co.	85,849	5,598,213
Kimberly-Clark Corp.	43,322	4,525,416
Clorox Co.[1]	26,767	2,482,907
Church & Dwight Company, Inc.	32,866	2,178,358
Energizer Holdings, Inc.	17,465	1,890,412
Spectrum Brands Holdings, Inc.	19,300	1,361,615
Total Household Products		28,706,516
Soft Drinks - 14.1%
Coca-Cola Co.	237,526	9,812,199
PepsiCo, Inc.	98,337	8,156,071
Coca-Cola Enterprises, Inc.	54,794	2,418,059
Monster Beverage Corp.*	34,653	2,348,434
Dr Pepper Snapple Group, Inc.	46,301	2,255,785
Fomento Economico Mexicano SAB de CV ADR	21,393	2,093,733
Total Soft Drinks		27,084,281
Tobacco - 11.7%
Philip Morris International, Inc.	98,097	8,547,191
Altria Group, Inc.	162,500	6,238,375
Reynolds American, Inc.	75,633	3,780,894
Lorillard, Inc.	61,931	3,138,663
Universal Corp.	14,700	802,620
Total Tobacco		22,507,743
Food Retail - 8.0%
Whole Foods Market, Inc.	56,814	3,285,553
Kroger Co.	82,287	3,252,805
Safeway, Inc.	62,165	2,024,714
Sprouts Farmers Market, Inc.*	44,400	1,706,292
Casey's General Stores, Inc.	16,523	1,160,741
Harris Teeter Supermarkets, Inc.	22,766	1,123,502
Fresh Market, Inc.*	24,820	1,005,210
SUPERVALU, Inc.*	136,982	998,599
Susser Holdings Corp.*	13,300	871,017
Total Food Retail		15,428,433
Personal Products - 5.6%
Estee Lauder Companies, Inc. — Class A	51,456	3,875,665
Herbalife Ltd.[1]	38,454	3,026,330
Nu Skin Enterprises, Inc. — Class A	14,830	2,049,803
Avon Products, Inc.	102,282	1,761,296
Total Personal Products		10,713,094
Distillers & Vintners - 5.1%
Brown-Forman Corp. — Class B	38,020	2,873,172
Constellation Brands, Inc. — Class A*	37,444	2,635,309
Beam, Inc.	35,170	2,393,670
Diageo plc ADR	13,820	1,830,044
Total Distillers & Vintners		9,732,195
Agricultural Products - 4.8%
Archer-Daniels-Midland Co.	85,203	3,697,810
Bunge Ltd.	30,596	2,512,238
Ingredion, Inc.	24,174	1,654,952
Darling International, Inc.*	62,668	1,308,508
Total Agricultural Products		9,173,508
Brewers - 3.6%
Anheuser-Busch InBev N.V. ADR	22,412	2,385,981
Molson Coors Brewing Co. — Class B	40,924	2,297,883
AMBEV S.A. ADR	311,000	2,285,850
Total Brewers		6,969,714
Food Distributors - 2.4%
Sysco Corp.	91,405	3,299,720
United Natural Foods, Inc.*	18,230	1,374,360
Total Food Distributors		4,674,080
Total Common Stocks
(Cost $133,899,928)		191,524,586

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.6%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$4,423,730	$4,423,730
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	652,058	652,058
Total Securities Lending Collateral
(Cost $5,075,788)		5,075,788
Total Investments - 102.1%
(Cost $138,975,716)		$196,600,374
Other Assets & Liabilities, net - (2.1)%		(3,961,995)
Total Net Assets - 100.0%		$192,638,379

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 84.7%
Intel Corp.	20,265	$526,078
Texas Instruments, Inc.	7,374	323,791
Micron Technology, Inc.*	10,416	226,652
Broadcom Corp. — Class A	6,407	189,968
Analog Devices, Inc.	3,643	185,538
Xilinx, Inc.	3,571	163,980
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,977	156,559
Altera Corp.	4,642	151,004
Linear Technology Corp.	3,314	150,953
NVIDIA Corp.	8,854	141,841
Microchip Technology, Inc.	3,105	138,949
Cree, Inc.*	2,083	130,333
Maxim Integrated Products, Inc.	4,668	130,284
Avago Technologies Ltd.	2,192	115,935
Marvell Technology Group Ltd.	7,681	110,453
NXP Semiconductor N.V.*	2,355	108,165
Skyworks Solutions, Inc.*	3,787	108,157
First Solar, Inc.*	1,882	102,832
LSI Corp.	8,785	96,811
Freescale Semiconductor Ltd.*	5,742	92,159
Himax Technologies, Inc. ADR	6,018	88,525
ON Semiconductor Corp.*	10,643	87,698
ARM Holdings plc ADR	1,596	87,365
Atmel Corp.*	11,019	86,279
SunPower Corp. — Class A*	2,844	84,780
Trina Solar Ltd. ADR*	6,152	84,098
Canadian Solar, Inc.*	2,622	78,188
Mellanox Technologies Ltd.*	1,840	73,545
Microsemi Corp.*	2,874	71,706
JinkoSolar Holding Company Ltd. ADR*	2,310	67,683
Yingli Green Energy Holding Company Ltd. ADR*,1	13,220	66,761
Semtech Corp.*	2,637	66,663
International Rectifier Corp.*	2,423	63,168
JA Solar Holdings Company Ltd. ADR*	6,850	62,815
Synaptics, Inc.*	1,200	62,172
Fairchild Semiconductor International, Inc. — Class A*	4,610	61,544
Cavium, Inc.*	1,708	58,943
Integrated Device Technology, Inc.*	5,760	58,694
RF Micro Devices, Inc.*	11,244	58,019
Cypress Semiconductor Corp.	5,491	57,656
Intersil Corp. — Class A	4,898	56,180
Monolithic Power Systems, Inc.*	1,580	54,763
TriQuint Semiconductor, Inc.*	6,509	54,285
Cirrus Logic, Inc.*	2,637	53,874
OmniVision Technologies, Inc.*	2,643	45,460
Total Semiconductors		5,041,306
Semiconductor Equipment - 14.8%
Applied Materials, Inc.	12,252	216,738
KLA-Tencor Corp.	2,369	152,706
Lam Research Corp.*	2,547	138,684
ASML Holding N.V.	1,013	94,918
SunEdison, Inc.*	6,670	87,044
Teradyne, Inc.*	4,889	86,144
Veeco Instruments, Inc.*	1,602	52,722
GT Advanced Technologies, Inc.*	5,559	48,474
Total Semiconductor Equipment		877,430
Total Common Stocks
(Cost $3,797,391)		5,918,736

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$67,457	67,457
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	9,943	9,943
Total Securities Lending Collateral
(Cost $77,400)		77,400
Total Investments - 100.8%
(Cost $3,874,791)		$5,996,136
Other Assets & Liabilities, net - (0.8)%		(47,808)
Total Net Assets - 100.0%		$5,948,328

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 45.5%
Energy - 9.1%
CNOOC Ltd. ADR	1,064	$199,670
Petroleo Brasileiro S.A. ADR	13,534	198,814
Sasol Ltd. ADR	3,353	165,806
PetroChina Company Ltd. ADR	1,397	153,307
China Petroleum & Chemical Corp. ADR	1,689	138,785
Petroleo Brasileiro S.A. ADR	9,852	135,761
Ultrapar Participacoes S.A. ADR	2,738	64,754
Ecopetrol S.A. ADR	1,633	62,789
YPF S.A. ADR	1,275	42,024
Total Energy		1,161,710
Telecommunication Services - 8.9%
China Mobile Ltd. ADR	6,918	361,743
America Movil SAB de CV ADR	15,058	351,905
Chunghwa Telecom Company Ltd. ADR	2,516	77,895
Mobile Telesystems OJSC ADR	3,351	72,482
SK Telecom Company Ltd. ADR	2,357	58,029
Telekomunikasi Indonesia Persero Tbk PT ADR	1,468	52,628
China Telecom Corporation Ltd. ADR	919	46,474
China Unicom Hong Kong Ltd. ADR	2,966	44,668
Telefonica Brasil S.A. ADR	1,921	36,922
Philippine Long Distance Telephone Co. ADR	568	34,125
Total Telecommunication Services		1,136,871
Information Technology - 8.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	24,366	424,943
Baidu, Inc. ADR*	1,808	321,608
Infosys Ltd. ADR	3,190	180,554
Wipro Ltd. ADR	3,887	48,937
Qihoo 360 Technology Company Ltd. ADR*	507	41,599
Advanced Semiconductor Engineering, Inc. ADR	8,111	38,933
NetEase, Inc. ADR	477	37,492
LG Display Company Ltd. ADR*	2,937	35,655
Total Information Technology		1,129,721
Financials - 7.5%
Itau Unibanco Holding S.A. ADR	16,612	225,425
Banco Bradesco S.A. ADR	13,924	174,468
China Life Insurance Company Ltd. ADR	3,284	155,169
Shinhan Financial Group Company Ltd. ADR*	3,139	143,452
KB Financial Group, Inc. ADR*	2,557	103,584
HDFC Bank Ltd. ADR	2,578	88,786
ICICI Bank Ltd. ADR	1,862	69,211
Total Financials		960,095
Materials - 4.9%
Vale S.A. ADR	13,957	195,537
POSCO ADR	2,054	160,212
Vale S.A. ADR	8,622	131,486
Cemex SAB de CV ADR*	7,471	88,382
Gerdau S.A. ADR	5,917	46,389
Total Materials		622,006
Consumer Staples - 3.7%
AMBEV S.A. ADR	30,068	220,999
Fomento Economico Mexicano SAB de CV ADR	1,245	121,848
BRF S.A. ADR	4,273	89,178
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	867	38,729
Total Consumer Staples		470,754
Consumer Discretionary - 1.2%
Grupo Televisa SAB ADR	2,555	77,315
Ctrip.com International Ltd. ADR*	857	42,524
Tata Motors Ltd. ADR	1,244	38,315
Total Consumer Discretionary		158,154
Utilities - 0.7%
Korea Electric Power Corp. ADR*	3,399	56,457
Enersis S.A. ADR	2,535	38,000
Total Utilities		94,457
Industrials - 0.6%
Latam Airlines Group S.A. ADR	2,173	35,442
Embraer S.A. ADR	1,078	34,690
Total Industrials		70,132
Total Common Stocks
(Cost $5,554,302)		5,803,900

	Face Amount
REPURCHASE AGREEMENTS††,1 - 48.5%
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	$2,971,714	2,971,714
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	2,536,627	2,536,627
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	409,150	409,150
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	253,934	253,934
Total Repurchase Agreements
(Cost $6,171,425)		6,171,425
Total Investments - 94.0%
(Cost $11,725,727)		$11,975,325
Other Assets & Liabilities, net - 6.0%		757,783
Total Net Assets - 100.0%		$12,733,108

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2014 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/28/14[3] (Notional Value $19,653,456)	8,339	$228,110

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 74.0%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$3,072,228	$3,072,228
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	495,541	495,541
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	307,551	307,551
Total Repurchase Agreements
(Cost $3,875,320)		3,875,320
Total Investments - 74.0%
(Cost $3,875,320)		$3,875,320
Other Assets & Liabilities, net - 26.0%		1,359,145
Total Net Assets - 100.0%		$5,234,465

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,101,922)	26	$(9,288)
March 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $2,213,719)	18	(25,620)
(Total Aggregate Value of Contracts $5,315,641)		$(34,908)

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,2

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.EM.20 Index	Barclays Bank plc	5.00%	12/20/18	$7,000,000	$(7,710,332)	$655,945	$54,385

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	Credit Default Swaps — See Note 5.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Oil & Gas Exploration & Production - 39.1%
ConocoPhillips	21,249	$1,501,243
EOG Resources, Inc.	6,393	1,073,002
Anadarko Petroleum Corp.	12,641	1,002,684
Apache Corp.	10,880	935,027
Marathon Oil Corp.	22,947	810,029
Devon Energy Corp.	12,961	801,897
Noble Energy, Inc.	11,716	797,977
Pioneer Natural Resources Co.	4,245	781,377
Continental Resources, Inc.*	6,411	721,366
Chesapeake Energy Corp.	24,945	677,007
Antero Resources Corp.*	10,200	647,088
Cabot Oil & Gas Corp.	16,490	639,152
EQT Corp.	6,710	602,424
Southwestern Energy Co.*	14,965	588,573
Range Resources Corp.	6,956	586,460
Murphy Oil Corp.	8,488	550,701
Concho Resources, Inc.*	4,921	531,468
Cimarex Energy Co.	4,535	475,767
Cobalt International Energy, Inc.*	28,630	470,964
Encana Corp.	25,114	453,308
Canadian Natural Resources Ltd.	13,022	440,664
Whiting Petroleum Corp.*	6,936	429,130
Gulfport Energy Corp.*	6,200	391,530
Talisman Energy, Inc.	33,598	391,417
Denbury Resources, Inc.*	23,713	389,605
Energy XXI Bermuda Ltd.	14,100	381,546
SM Energy Co.	4,578	380,478
QEP Resources, Inc.	12,292	376,750
Energen Corp.	5,100	360,825
Oasis Petroleum, Inc.*	7,200	338,184
WPX Energy, Inc.*	16,167	329,483
Laredo Petroleum, Inc.*	11,700	323,973
Ultra Petroleum Corp.*,1	13,972	302,494
Newfield Exploration Co.*	11,989	295,289
SandRidge Energy, Inc.*,1	47,031	285,478
Rosetta Resources, Inc.*	5,900	283,436
Kodiak Oil & Gas Corp.*	24,329	272,728
Diamondback Energy, Inc.*	4,900	259,014
Carrizo Oil & Gas, Inc.*	5,200	232,804
PDC Energy, Inc.*	4,200	223,524
Stone Energy Corp.*	6,000	207,540
Magnum Hunter Resources Corp.*	25,000	182,750
Bill Barrett Corp.*	6,600	176,748
Goodrich Petroleum Corp.*	8,200	139,564
Total Oil & Gas Exploration & Production		22,042,468
Integrated Oil & Gas - 18.3%
Exxon Mobil Corp.	32,661	3,305,293
Chevron Corp.	19,653	2,454,856
Occidental Petroleum Corp.	14,736	1,401,394
Hess Corp.	10,202	846,766
BP plc ADR	13,356	649,235
Petroleo Brasileiro S.A. ADR	46,632	642,589
Royal Dutch Shell plc ADR	7,117	507,229
Suncor Energy, Inc.	14,041	492,137
Total Integrated Oil & Gas		10,299,499
Oil & Gas Equipment & Services - 17.5%
Schlumberger Ltd.	19,638	1,769,579
Halliburton Co.	21,090	1,070,318
National Oilwell Varco, Inc.	11,864	943,544
Baker Hughes, Inc.	14,585	805,967
Cameron International Corp.*	10,091	600,717
FMC Technologies, Inc.*	10,826	565,225
Weatherford International Ltd.*	34,018	526,939
Oceaneering International, Inc.	5,954	469,652
Core Laboratories N.V.	2,027	387,056
Oil States International, Inc.*	3,757	382,162
Dresser-Rand Group, Inc.*	5,800	345,854
Dril-Quip, Inc.*	3,100	340,783
Superior Energy Services, Inc.*	12,668	337,095
Tenaris S.A. ADR	7,679	335,496
CARBO Ceramics, Inc.	2,300	268,019
Helix Energy Solutions Group, Inc.*	10,900	252,662
McDermott International, Inc.*	26,813	245,607
Hornbeck Offshore Services, Inc.*	4,400	216,612
Total Oil & Gas Equipment & Services		9,863,287
Oil & Gas Drilling - 8.3%
Transocean Ltd.	14,292	706,310
Noble Corporation plc	16,087	602,780
Ensco plc — Class A	10,172	581,635
Helmerich & Payne, Inc.	5,746	483,124
Diamond Offshore Drilling, Inc.	8,100	461,052
Nabors Industries Ltd.	27,113	460,650
Seadrill Ltd.	11,014	452,455
Rowan Companies plc — Class A*	9,784	345,962
Atwood Oceanics, Inc.*	5,700	304,323
Patterson-UTI Energy, Inc.	11,903	301,384
Total Oil & Gas Drilling		4,699,675
Oil & Gas Refining & Marketing - 7.1%
Phillips 66	14,172	1,093,087
Marathon Petroleum Corp.	9,236	847,218
Valero Energy Corp.	16,528	833,011
HollyFrontier Corp.	10,033	498,540
Tesoro Corp.	7,612	445,302
Western Refining, Inc.[1]	6,940	294,325
Total Oil & Gas Refining & Marketing		4,011,483
Oil & Gas Storage & Transportation - 7.0%
Kinder Morgan, Inc.	26,907	968,651
Williams Companies, Inc.	21,012	810,433
Spectra Energy Corp.	22,190	790,408
Cheniere Energy, Inc.*	12,211	526,538
Kinder Morgan Management LLC*	6,475	489,899
Enbridge, Inc.	8,200	358,176
Total Oil & Gas Storage & Transportation		3,944,105
Coal & Consumable Fuels - 2.4%
CONSOL Energy, Inc.	12,246	465,838
Peabody Energy Corp.	18,714	365,484
Cameco Corp.	16,400	340,628
Alpha Natural Resources, Inc.*	28,612	204,290
Total Coal & Consumable Fuels		1,376,240
Total Common Stocks
(Cost $27,101,095)		56,236,757

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$579,092	$579,092
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	85,358	85,358
Total Securities Lending Collateral
(Cost $664,450)		664,450
Total Investments - 100.9%
(Cost $27,765,545)		$56,901,207
Other Assets & Liabilities, net - (0.9)%		(482,652)
Total Net Assets - 100.0%		$56,418,555

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Equipment & Services - 70.0%
Schlumberger Ltd.	58,336	$5,256,656
Halliburton Co.	62,384	3,165,987
National Oilwell Varco, Inc.	35,296	2,807,091
Baker Hughes, Inc.	43,146	2,384,248
Cameron International Corp.*	29,924	1,781,376
FMC Technologies, Inc.*	31,973	1,669,310
Oceaneering International, Inc.	17,759	1,400,830
Weatherford International Ltd.*	80,149	1,241,508
Oil States International, Inc.*	11,291	1,148,521
Dresser-Rand Group, Inc.*	17,140	1,022,058
Superior Energy Services, Inc.*	37,647	1,001,787
Dril-Quip, Inc.*	9,018	991,349
Tidewater, Inc.	14,427	855,088
Core Laboratories N.V.	4,165	795,307
Bristow Group, Inc.	10,560	792,634
CARBO Ceramics, Inc.[1]	6,753	786,927
Helix Energy Solutions Group, Inc.*	32,192	746,211
McDermott International, Inc.*	79,345	726,800
Exterran Holdings, Inc.*	20,618	705,136
Hornbeck Offshore Services, Inc.*	13,157	647,719
SEACOR Holdings, Inc.*	7,000	638,400
Tenaris S.A. ADR	14,205	620,616
Key Energy Services, Inc.*	66,441	524,884
Geospace Technologies Corp.*	5,270	499,754
Basic Energy Services, Inc.*	24,760	390,713
Total Oil & Gas Equipment & Services		32,600,910
Oil & Gas Drilling - 29.5%
Transocean Ltd.	37,870	1,871,536
Noble Corporation plc	40,704	1,525,179
Ensco plc — Class A	25,293	1,446,254
Helmerich & Payne, Inc.	17,052	1,433,732
Diamond Offshore Drilling, Inc.	23,982	1,365,055
Rowan Companies plc — Class A*	29,023	1,026,253
Nabors Industries Ltd.	59,499	1,010,888
Seadrill Ltd.	23,896	981,648
Atwood Oceanics, Inc.*	16,913	902,985
Patterson-UTI Energy, Inc.	35,143	889,821
Unit Corp.*	14,645	755,975
Hercules Offshore, Inc.*	77,195	504,083
Total Oil & Gas Drilling		13,713,409
Total Common Stocks
(Cost $18,754,895)		46,314,319
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$516,385	516,385
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	76,115	76,115
Total Securities Lending Collateral
(Cost $592,500)		592,500
Total Investments - 100.8%
(Cost $19,347,395)		$46,906,819
Other Assets & Liabilities, net - (0.8)%		(353,663)
Total Net Assets - 100.0%		$46,553,156

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 59.4%
Financials - 13.6%
HSBC Holdings plc ADR	16,608	$915,598
Banco Santander S.A. ADR	57,745	523,747
BNP Paribas S.A. ADR	10,658	417,794
Allianz SE ADR	21,637	392,279
Banco Bilbao Vizcaya Argentaria S.A. ADR	29,519	365,740
Lloyds Banking Group plc ADR*	66,281	352,615
ING Groep N.V. ADR*	24,090	337,501
UBS AG	17,156	330,252
Barclays plc ADR	16,663	302,100
Credit Suisse Group AG ADR	7,966	247,265
Deutsche Bank AG	4,761	229,671
Zurich Insurance Group AG ADR	7,158	208,799
Total Financials		4,623,361
Health Care - 11.8%
Novartis AG ADR	12,321	990,361
Roche Holding AG ADR	12,241	859,318
GlaxoSmithKline plc ADR	11,262	601,278
Sanofi ADR	11,055	592,880
Bayer AG ADR	3,889	552,238
AstraZeneca plc ADR	7,562	448,956
Total Health Care		4,045,031
Consumer Staples - 10.0%
Nestle S.A. ADR	14,749	1,085,379
British American Tobacco plc ADR	4,740	509,171
Diageo plc ADR	3,188	422,155
Anheuser-Busch InBev N.V. ADR	3,422	364,306
Unilever N.V.	7,181	288,892
Reckitt Benckiser Group plc ADR[1]	16,623	267,464
Unilever plc ADR	6,136	252,803
Tesco plc ADR	13,900	234,076
Total Consumer Staples		3,424,246
Energy - 7.8%
BP plc ADR	14,185	689,532
Total S.A. ADR	11,140	682,548
Royal Dutch Shell plc ADR	8,750	623,613
BG Group plc ADR	15,551	337,301
Eni SpA ADR	6,753	327,453
Total Energy		2,660,447
Telecommunication Services - 4.4%
Vodafone Group plc ADR	23,343	917,613
Telefonica S.A. ADR	19,799	323,516
Deutsche Telekom AG ADR	16,061	277,213
Total Telecommunication Services		1,518,342
Materials - 4.3%
BASF SE ADR	4,304	463,928
Rio Tinto plc ADR	7,935	447,772
BHP Billiton Ltd. ADR	5,033	343,251
Air Liquide S.A. ADR	7,602	215,669
Total Materials		1,470,620
Industrials - 3.1%
Siemens AG ADR	3,990	552,655
ABB Ltd. ADR	10,371	275,454
Schneider Electric S.A. ADR	13,742	241,172
Total Industrials		1,069,281
Consumer Discretionary - 2.1%
Daimler AG ADR	5,225	456,352
Cie Financiere Richemont S.A. ADR	24,897	248,970
Total Consumer Discretionary		705,322
Information Technology - 1.6%
SAP AG ADR	4,281	373,046
Telefonaktiebolaget LM Ericsson — Class B ADR	14,492	177,382
Total Information Technology		550,428
Utilities - 0.7%
National Grid plc ADR	3,555	232,213
Total Common Stocks
(Cost $18,084,199)		20,299,291

	Face Amount
REPURCHASE AGREEMENTS††,2 - 34.8%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$9,422,175	9,422,175
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	1,519,769	1,519,769
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	943,225	943,225
Total Repurchase Agreements
(Cost $11,885,169)		11,885,169
SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	165,374	165,374
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	24,376	24,376
Total Securities Lending Collateral
(Cost $189,750)		189,750
Total Investments - 94.8%
(Cost $30,159,118)		$32,374,210
Other Assets & Liabilities, net - 5.2%		1,774,843
Total Net Assets - 100.0%		$34,149,053

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED††
March 2014 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $22,287,433)	557	$1,119,923
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $22,356,750)	130	$34,317

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 94.7%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$7,863,208	$7,863,208
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	1,490,112	1,490,112
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	1,268,312	1,268,312
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	787,162	787,162
Total Repurchase Agreements
(Cost $11,408,794)		11,408,794
Total Investments - 94.7%
(Cost $11,408,794)		$11,408,794
Other Assets & Liabilities, net - 5.3%		639,783
Total Net Assets - 100.0%		$12,048,577

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,740,900)	15	$87,290
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $5,962,891)	50	$(76,169)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse International, LLC January 2014 Credit Suisse Illiquidity Premium Liquid Index Swap, Terminating 01/22/14 (Notional Value $6,143,629)[4]	5,260	$12,617
Credit Suisse International, LLC January 2014 Credit Suisse Merger Arbitrage Liquid Index Swap, Terminating 01/22/14 (Notional Value $3,810,358)[5]	3,275	6,513
(Total Notional Value $9,953,987)		$19,130

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.21 Index	Barclays Bank plc	5.00%	12/20/18	$6,500,000	$(7,052,669)	$285,665	$267,004

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as short security collateral at December 31, 2013.
[3]	Credit Default Swaps — See Note 5.
[4]	Total Return based on Credit Suisse Illiquidity Premium Liquid Index +/- financing at a variable rate.
[5]	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/- financing at a variable rate.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Asset Management & Custody Banks - 9.2%
BlackRock, Inc. — Class A	611	$193,362
Bank of New York Mellon Corp.	4,789	167,328
Franklin Resources, Inc.	2,765	159,623
State Street Corp.	2,048	150,303
Ameriprise Financial, Inc.	1,082	124,484
T. Rowe Price Group, Inc.	1,433	120,042
Invesco Ltd.	2,907	105,815
Northern Trust Corp.	1,653	102,304
Affiliated Managers Group, Inc.*	410	88,921
Waddell & Reed Financial, Inc. — Class A	940	61,213
Legg Mason, Inc.	1,360	59,133
Eaton Vance Corp.	1,380	59,050
American Capital Ltd.*	3,620	56,617
Total Asset Management & Custody Banks		1,448,195
Specialized REITs - 8.3%
American Tower Corp. — Class A	1,860	148,465
Public Storage	878	132,157
Weyerhaeuser Co.	3,508	110,748
Ventas, Inc.	1,904	109,061
HCP, Inc.	2,965	107,689
Health Care REIT, Inc.	1,969	105,479
Host Hotels & Resorts, Inc.	5,178	100,660
Plum Creek Timber Company, Inc.	1,605	74,649
Rayonier, Inc.	1,434	60,371
Extra Space Storage, Inc.	1,370	57,718
Senior Housing Properties Trust	2,420	53,797
Hospitality Properties Trust	1,910	51,627
Corrections Corporation of America	1,591	51,023
Omega Healthcare Investors, Inc.	1,680	50,064
LaSalle Hotel Properties	1,480	45,673
CubeSmart	2,450	39,053
Total Specialized REITs		1,298,234
Diversified Banks - 8.3%
Wells Fargo & Co.	8,845	401,562
U.S. Bancorp	5,555	224,421
Itau Unibanco Holding S.A. ADR	8,422	114,287
Banco Bradesco S.A. ADR	8,118	101,719
ICICI Bank Ltd. ADR	2,699	100,322
HSBC Holdings plc ADR	1,721	94,879
Credicorp Ltd.	690	91,584
Toronto-Dominion Bank	950	89,528
Comerica, Inc.	1,628	77,395
Total Diversified Banks		1,295,697
Property & Casualty Insurance - 7.5%
Allstate Corp.	3,218	175,510
Travelers Companies, Inc.	1,663	150,568
Chubb Corp.	1,360	131,417
ACE Ltd.	1,222	126,514
Progressive Corp.	3,908	106,571
XL Group plc — Class A	3,259	103,767
Assured Guaranty Ltd.	4,060	95,775
Axis Capital Holdings Ltd.	1,970	93,713
Cincinnati Financial Corp.	1,487	77,874
Fidelity National Financial, Inc. — Class A	2,300	74,635
MBIA, Inc.*	3,430	40,954
Total Property & Casualty Insurance		1,177,298
Regional Banks - 7.4%
PNC Financial Services Group, Inc.	2,204	170,986
BB&T Corp.	3,621	135,136
SunTrust Banks, Inc.	3,164	116,467
Fifth Third Bancorp	5,364	112,805
M&T Bank Corp.	889	103,497
Regions Financial Corp.	9,971	98,613
KeyCorp	6,775	90,921
CIT Group, Inc.	1,639	85,441
Huntington Bancshares, Inc.	7,697	74,276
First Republic Bank	1,320	69,102
Zions Bancorporation	2,080	62,317
First Horizon National Corp.	3,760	43,804
Total Regional Banks		1,163,365
Other Diversified Financial Services - 6.7%
JPMorgan Chase & Co.	6,653	389,068
Bank of America Corp.	21,319	331,937
Citigroup, Inc.	6,313	328,970
Total Other Diversified Financial Services		1,049,975
Retail REITs - 5.9%
Simon Property Group, Inc.	1,179	179,396
General Growth Properties, Inc.	5,624	112,873
Macerich Co.	1,282	75,497
Kimco Realty Corp.	3,729	73,648
Realty Income Corp.	1,914	71,450
Cole Real Estate Investment, Inc.	4,880	68,515
Federal Realty Investment Trust	668	67,742
DDR Corp.	4,050	62,249
Regency Centers Corp.	1,180	54,634
Taubman Centers, Inc.	840	53,693
National Retail Properties, Inc.	1,665	50,499
CBL & Associates Properties, Inc.	2,560	45,978
Total Retail REITs		916,174
Life & Health Insurance - 5.6%
MetLife, Inc.	3,811	205,489
Prudential Financial, Inc.	1,860	171,529
Aflac, Inc.	2,198	146,826
Principal Financial Group, Inc.	2,045	100,839
Lincoln National Corp.	1,875	96,788
Unum Group	2,263	79,386
Torchmark Corp.	900	70,335
Total Life & Health Insurance		871,192
Investment Banking & Brokerage - 5.3%
Goldman Sachs Group, Inc.	1,336	236,820
Morgan Stanley	6,600	206,976
Charles Schwab Corp.	5,780	150,280
TD Ameritrade Holding Corp.	3,489	106,903
Raymond James Financial, Inc.	1,360	70,978
E*TRADE Financial Corp.*	3,170	62,259
Total Investment Banking & Brokerage		834,216

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer Finance - 4.3%
American Express Co.	2,890	$262,209
Capital One Financial Corp.	2,314	177,276
Discover Financial Services	2,449	137,022
SLM Corp.	3,392	89,142
Total Consumer Finance		665,649
Residential REITs - 3.9%
Equity Residential	2,189	113,542
AvalonBay Communities, Inc.	874	103,333
UDR, Inc.	2,768	64,633
Essex Property Trust, Inc.	421	60,418
Camden Property Trust	1,018	57,904
Mid-America Apartment Communities, Inc.	940	57,096
BRE Properties, Inc.	990	54,163
Apartment Investment & Management Co. — Class A	1,980	51,302
American Campus Communities, Inc.	1,490	47,993
Total Residential REITs		610,384
Multi-Line Insurance - 3.7%
American International Group, Inc.	4,470	228,193
Loews Corp.	2,360	113,846
Hartford Financial Services Group, Inc.	2,911	105,466
Genworth Financial, Inc. — Class A*	4,670	72,525
Assurant, Inc.	870	57,742
Total Multi-Line Insurance		577,772
Specialized Finance - 3.6%
IntercontinentalExchange Group, Inc.	593	133,377
CME Group, Inc. — Class A	1,630	127,890
McGraw Hill Financial, Inc.	1,580	123,556
Moody's Corp.	1,389	108,995
NASDAQ OMX Group, Inc.	1,690	67,262
Total Specialized Finance		561,080
Multi-Sector Holdings - 3.4%
Berkshire Hathaway, Inc. — Class B*	3,789	449,224
Leucadia National Corp.	3,007	85,218
Total Multi-Sector Holdings		534,442
Office REITs - 3.2%
Boston Properties, Inc.	998	100,169
SL Green Realty Corp.	833	76,953
Digital Realty Trust, Inc.	1,373	67,442
Alexandria Real Estate Equities, Inc.	870	55,349
Kilroy Realty Corp.	1,040	52,187
BioMed Realty Trust, Inc.	2,700	48,924
Douglas Emmett, Inc.	2,030	47,279
Highwoods Properties, Inc.	1,300	47,021
Total Office REITs		495,324
Thrifts & Mortgage Finance - 2.5%
Ocwen Financial Corp.*	1,310	72,640
New York Community Bancorp, Inc.	4,310	72,624
Hudson City Bancorp, Inc.	6,340	59,786
People's United Financial, Inc.	3,875	58,590
Nationstar Mortgage Holdings, Inc.*	1,240	45,830
MGIC Investment Corp.*	5,270	44,479
Radian Group, Inc.	2,970	41,936
Total Thrifts & Mortgage Finance		395,885
Reinsurance - 2.4%
PartnerRe Ltd.	930	98,050
Everest Re Group Ltd.	628	97,886
RenaissanceRe Holdings Ltd.	970	94,420
Validus Holdings Ltd.	2,310	93,070
Total Reinsurance		383,426
Insurance Brokers - 2.1%
Marsh & McLennan Companies, Inc.	2,797	135,263
Aon plc	1,533	128,603
Arthur J Gallagher & Co.	1,400	65,702
Total Insurance Brokers		329,568
Diversified REITs - 2.0%
Vornado Realty Trust	1,202	106,726
Duke Realty Corp.	3,880	58,355
Liberty Property Trust	1,700	57,579
Spirit Realty Capital, Inc.	5,100	50,133
American Realty Capital Properties, Inc.	3,200	41,152
Total Diversified REITs		313,945
Mortgage REITs - 1.7%
Annaly Capital Management, Inc.	8,050	80,259
American Capital Agency Corp.	3,704	71,450
Starwood Property Trust, Inc.	2,180	60,386
Two Harbors Investment Corp.	4,990	46,307
Total Mortgage REITs		258,402
Real Estate Services - 1.3%
CBRE Group, Inc. — Class A*	2,950	77,585
Realogy Holdings Corp.*	1,430	70,742
Jones Lang LaSalle, Inc.	550	56,315
Total Real Estate Services		204,642
Industrial REITs - 0.7%
Prologis, Inc.	3,056	112,919
Diversified Capital Markets - 0.6%
Deutsche Bank AG	1,896	91,463
Total Common Stocks
(Cost $9,459,497)		15,589,247
Total Investments - 99.6%
(Cost $9,459,497)		$15,589,247
Other Assets & Liabilities, net - 0.4%		61,727
Total Net Assets - 100.0%		$15,650,974

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT— Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 61.9%
U.S. Treasury Bond
3.75% due 11/15/43	$12,655,000	$12,243,713
Total U.S. Government Securities
(Cost $12,277,820)		12,243,713
REPURCHASE AGREEMENTS††,1 - 37.6%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	5,886,056	5,886,056
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	949,404	949,404
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	589,235	589,235
Total Repurchase Agreements
(Cost $7,424,695)		7,424,695
Total Investments - 99.5%
(Cost $19,702,515)		$19,668,408
Other Assets & Liabilities, net - 0.5%		95,463
Total Net Assets - 100.0%		$19,763,871

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $12,801,625)	94	$(94,286)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Pharmaceuticals - 31.0%
Johnson & Johnson	33,306	$3,050,498
Pfizer, Inc.	86,284	2,642,879
Merck & Company, Inc.	46,320	2,318,316
AbbVie, Inc.	33,045	1,745,106
Bristol-Myers Squibb Co.	32,356	1,719,721
Eli Lilly & Co.	28,333	1,444,983
Valeant Pharmaceuticals International, Inc.*	10,166	1,193,488
Perrigo Company plc	7,294	1,119,408
Allergan, Inc.	10,068	1,118,353
Actavis plc*	6,055	1,017,240
Teva Pharmaceutical Industries Ltd. ADR	22,067	884,445
Mylan, Inc.*	17,976	780,158
Forest Laboratories, Inc.*	12,917	775,408
Zoetis, Inc.	23,600	771,484
Jazz Pharmaceuticals plc*	5,400	683,424
GlaxoSmithKline plc ADR	12,004	640,894
Novartis AG ADR	7,579	609,200
AstraZeneca plc ADR	9,988	592,988
Shire plc ADR	3,900	551,031
Endo Health Solutions, Inc.*	7,810	526,863
Hospira, Inc.*	11,973	494,245
Salix Pharmaceuticals Ltd.*	5,200	467,688
Questcor Pharmaceuticals, Inc.[1]	6,480	352,836
ViroPharma, Inc.*	7,000	348,950
Medicines Co.*	8,000	308,960
Santarus, Inc.*	8,700	278,052
Total Pharmaceuticals		26,436,618
Biotechnology - 20.2%
Gilead Sciences, Inc.*	26,976	2,027,247
Amgen, Inc.	15,653	1,786,946
Celgene Corp.*	9,674	1,634,519
Biogen Idec, Inc.*	5,606	1,568,279
Regeneron Pharmaceuticals, Inc.*	3,721	1,024,168
Alexion Pharmaceuticals, Inc.*	7,319	973,866
Vertex Pharmaceuticals, Inc.*	10,701	795,084
BioMarin Pharmaceutical, Inc.*	8,800	618,376
Pharmacyclics, Inc.*	5,300	560,634
Alkermes plc*	13,700	557,042
Incyte Corporation Ltd.*	10,900	551,867
United Therapeutics Corp.*	4,600	520,168
Seattle Genetics, Inc.*	11,000	438,790
Cubist Pharmaceuticals, Inc.*	6,286	432,917
Medivation, Inc.*	6,600	421,212
Isis Pharmaceuticals, Inc.*	10,300	410,352
Theravance, Inc.*	10,700	381,455
Alnylam Pharmaceuticals, Inc.*	5,900	379,547
Opko Health, Inc.*,1	40,700	343,508
NPS Pharmaceuticals, Inc.*	11,200	340,032
ACADIA Pharmaceuticals, Inc.*	11,800	294,882
Aegerion Pharmaceuticals, Inc.*	4,100	290,936
Celldex Therapeutics, Inc.*	11,600	280,836
Myriad Genetics, Inc.*,1	10,500	220,290
Ariad Pharmaceuticals, Inc.*,1	31,239	213,050
Sarepta Therapeutics, Inc.*,1	9,000	183,330
Total Biotechnology		17,249,333
Health Care Equipment - 16.9%
Abbott Laboratories	37,490	1,436,992
Medtronic, Inc.	24,812	1,423,961
Baxter International, Inc.	17,097	1,189,096
Stryker Corp.	13,453	1,010,858
Covidien plc	13,020	886,662
Becton Dickinson and Co.	8,007	884,693
St. Jude Medical, Inc.	13,063	809,253
Boston Scientific Corp.*	64,315	773,066
Zimmer Holdings, Inc.	8,208	764,904
Intuitive Surgical, Inc.*	1,961	753,181
CR Bard, Inc.	4,699	629,384
CareFusion Corp.*	13,834	550,870
Varian Medical Systems, Inc.*	7,036	546,627
ResMed, Inc.[1]	10,889	512,654
Mindray Medical International Ltd. ADR[1]	14,000	509,040
Edwards Lifesciences Corp.*	7,720	507,667
Hologic, Inc.*	20,840	465,774
IDEXX Laboratories, Inc.*	4,203	447,073
Thoratec Corp.*	7,600	278,160
Total Health Care Equipment		14,379,915
Managed Health Care - 7.5%
UnitedHealth Group, Inc.	22,174	1,669,703
WellPoint, Inc.	10,906	1,007,605
Aetna, Inc.	14,027	962,112
Cigna Corp.	10,843	948,546
Humana, Inc.	7,442	768,163
Centene Corp.*	6,000	353,700
WellCare Health Plans, Inc.*	4,920	346,466
Health Net, Inc.*	10,300	305,601
Total Managed Health Care		6,361,896
Life Sciences Tools & Services - 6.6%
Thermo Fisher Scientific, Inc.	10,792	1,201,688
Agilent Technologies, Inc.	14,214	812,899
Illumina, Inc.*,1	6,614	731,641
Life Technologies Corp.*	9,052	686,142
Waters Corp.*	5,497	549,700
Mettler-Toledo International, Inc.*	2,050	497,310
Covance, Inc.*	4,900	431,494
PerkinElmer, Inc.	9,900	408,177
PAREXEL International Corp.*	7,000	316,260
Total Life Sciences Tools & Services		5,635,311
Health Care Services - 5.6%
Express Scripts Holding Co.*	20,596	1,446,663
DaVita HealthCare Partners, Inc.*	11,102	703,534
Catamaran Corp.*	12,490	593,025
Laboratory Corporation of America Holdings*	5,965	545,022
Quest Diagnostics, Inc.	9,944	532,402
Omnicare, Inc.	7,979	481,612
MEDNAX, Inc.*	8,500	453,730
Total Health Care Services		4,755,988
Health Care Distributors - 4.5%
McKesson Corp.	7,137	1,151,911
Cardinal Health, Inc.	13,552	905,409
AmerisourceBergen Corp. — Class A	10,860	763,567

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Health Care Distributors - 4.5% (continued)
Henry Schein, Inc.*	5,284	$603,750
Patterson Companies, Inc.	9,800	403,760
Total Health Care Distributors		3,828,397
Health Care Facilities - 3.9%
HCA Holdings, Inc.*	18,927	903,007
Universal Health Services, Inc. — Class B	6,862	557,606
Tenet Healthcare Corp.*	9,500	400,140
Community Health Systems, Inc.*	10,000	392,700
Health Management Associates, Inc. — Class A*	27,300	357,630
Brookdale Senior Living, Inc. — Class A*	12,800	347,904
VCA Antech, Inc.*	10,300	323,008
Total Health Care Facilities		3,281,995
Health Care Supplies - 1.6%
DENTSPLY International, Inc.	10,400	504,192
Cooper Companies, Inc.	3,800	470,592
Align Technology, Inc.*	7,000	400,050
Total Health Care Supplies		1,374,834
Health Care Technology - 1.5%
Cerner Corp.*	14,996	835,877
athenahealth, Inc.*	3,200	430,400
Total Health Care Technology		1,266,277
Total Common Stocks
(Cost $51,259,646)		84,570,564

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.7%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$1,983,179	1,983,179
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	292,321	292,321
Total Securities Lending Collateral
(Cost $2,275,500)		2,275,500
Total Investments - 102.0%
(Cost $53,535,146)		$86,846,064
Other Assets & Liabilities, net - (2.0)%		(1,683,140)
Total Net Assets - 100.0%		$85,162,924

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.5%
iShares iBoxx $ High Yield Corporate Bond ETF	60,906	$5,656,950
Total Exchange Traded Funds
(Cost $5,585,585)		5,656,950

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	$220,041	220,041
Total Repurchase Agreement
(Cost $220,041)		220,041
Total Investments - 5.7%
(Cost $5,805,626)		$5,876,991
Other Assets & Liabilities, net - 94.3%		97,472,773
Total Net Assets - 100.0%		$103,349,764

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $86,973,117)	729	$(998,074)

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY-21 Index	Goldman Sachs International	5.00%	12/20/18	$17,500,000	$(18,987,954)	$798,991	$688,962
CDX.NA.HY-21 Index	Barclays Bank plc	5.00%	12/20/18	71,400,000	(77,470,852)	3,310,360	2,760,489

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.
[2]	All or a portion of this security is pledged as credit default swap collateral at December 31, 2013.
[3]	Credit Default Swaps — See Note 5.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Internet Software & Services - 54.9%
Google, Inc. — Class A*	3,002	$3,364,372
Facebook, Inc. — Class A*	36,388	1,988,968
eBay, Inc.*	26,960	1,479,834
Twitter, Inc.*,1	18,030	1,147,610
Yahoo!, Inc.*	27,520	1,112,909
Baidu, Inc. ADR*	5,569	990,614
LinkedIn Corp. — Class A*	4,174	905,048
SINA Corp.*	7,085	596,911
Qihoo 360 Technology Company Ltd. ADR*	6,479	531,602
Equinix, Inc.*	2,969	526,849
Akamai Technologies, Inc.*	10,730	506,241
Yandex N.V. — Class A*	11,607	500,842
VeriSign, Inc.*	8,374	500,598
Youku Tudou, Inc. ADR*	16,503	500,041
MercadoLibre, Inc.	4,388	472,983
Sohu.com, Inc.*	6,163	449,468
SouFun Holdings Ltd. ADR	5,430	447,486
YY, Inc. ADR*	8,700	437,436
NetEase, Inc. ADR	5,549	436,151
Bitauto Holdings Ltd. ADR*	12,900	412,284
Rackspace Hosting, Inc.*	10,452	408,987
CoStar Group, Inc.*	2,190	404,230
IAC/InterActiveCorp	5,740	394,281
Yelp, Inc. — Class A*	5,569	383,983
Pandora Media, Inc.*	14,248	378,997
VistaPrint N.V.*1	6,630	376,916
AOL, Inc.*	7,307	340,652
Zillow, Inc. — Class A*	3,846	314,334
Shutterstock, Inc.*	3,410	285,178
Cornerstone OnDemand, Inc.*	5,320	283,769
j2 Global, Inc.	5,334	266,753
Dealertrack Technologies, Inc.*	5,480	263,478
Demandware, Inc.*	3,990	255,839
Gogo, Inc.*	10,140	251,573
Rocket Fuel, Inc.*,1	4,010	246,575
OpenTable, Inc.*	2,952	234,300
Bankrate, Inc.*	12,960	232,502
Web.com Group, Inc.*	7,190	228,570
WebMD Health Corp. — Class A*	5,610	221,595
Trulia, Inc.*	6,040	213,031
ValueClick, Inc.*	9,065	211,849
Blucora, Inc.*	6,510	189,832
Angie's List, Inc.*	10,625	160,969
Monster Worldwide, Inc.*	20,973	149,537
Liquidity Services, Inc.*,1	6,479	146,814
Total Internet Software & Services		24,152,791
Internet Retail - 19.1%
Amazon.com, Inc.*	5,813	2,318,167
Priceline.com, Inc.*	1,201	1,396,042
Netflix, Inc.*	2,166	797,456
TripAdvisor, Inc.*	7,186	595,216
Ctrip.com International Ltd. ADR*	10,880	539,866
Expedia, Inc.	7,352	512,140
Groupon, Inc. — Class A*	39,325	462,855
Vipshop Holdings Ltd. ADR*	5,250	439,320
E-Commerce China Dangdang, Inc. — Class A ADR*,1	39,040	372,832
Liberty Ventures*	3,039	372,551
HomeAway, Inc.*	8,157	333,458
Shutterfly, Inc.*	4,802	244,566
Total Internet Retail		8,384,469
Communications Equipment - 13.3%
QUALCOMM, Inc.	26,603	1,975,272
Cisco Systems, Inc.	86,768	1,947,942
Juniper Networks, Inc.*	26,582	599,956
BlackBerry Ltd.*,1	76,466	569,672
F5 Networks, Inc.*	5,240	476,106
Ciena Corp.*	11,677	279,431
Total Communications Equipment		5,848,379
Systems Software - 4.0%
Symantec Corp.	29,727	700,963
Red Hat, Inc.*	10,582	593,015
Check Point Software Technologies Ltd.*	7,139	460,608
Total Systems Software		1,754,586
Movies & Entertainment - 3.2%
Time Warner, Inc.	19,986	1,393,424
Application Software - 2.5%
Intuit, Inc.	10,562	806,092
TIBCO Software, Inc.*	14,017	315,102
Total Application Software		1,121,194
Semiconductors - 1.6%
Broadcom Corp. — Class A	24,182	716,996
Investment Banking & Brokerage - 0.9%
E*TRADE Financial Corp.*	20,955	411,556
Total Common Stocks
(Cost $33,506,017)		43,783,395

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 4.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$1,829,593	1,829,593
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	269,682	269,682
Total Securities Lending Collateral
(Cost $2,099,275)		2,099,275
Total Investments - 104.3%
(Cost $35,605,292)		$45,882,670
Other Assets & Liabilities, net - (4.3)%		(1,897,823)
Total Net Assets - 100.0%		$43,984,847

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.
ADR — American Depositary Receipt

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 116.7%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$2,422,419	$2,422,419
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	1,071,067	1,071,067
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	390,729	390,729
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	242,501	242,501
Total Repurchase Agreements
(Cost $4,126,716)		4,126,716
Total Investments - 116.7%
(Cost $4,126,716)		$4,126,716
Other Assets & Liabilities, net - (16.7)%		(590,251)
Total Net Assets - 100.0%		$3,536,465

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2014 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/28/14[3] (Notional Value $7,039,896)	2,987	$(88,110)

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 67.7%
Farmer Mac[1]
0.08% due 01/15/14	$15,082,000	$15,081,894
0.11% due 03/25/14	15,000,000	14,998,636
0.07% due 03/25/14	15,000,000	14,998,635
0.10% due 04/01/14	15,000,000	14,997,780
0.16% due 09/23/14	15,000,000	14,987,910
0.06% due 01/03/14	10,000,000	9,999,990
0.16% due 02/25/14	10,000,000	9,999,550
0.10% due 04/25/14	9,491,000	9,489,216
Total Farmer Mac		104,553,611
Federal Home Loan Bank[1]
0.04% due 03/03/14	50,000,000	49,996,650
0.15% due 03/26/14	28,600,000	28,597,369
0.19% due 04/09/14	10,000,000	9,998,380
0.10% due 04/25/14[2]	10,000,000	9,998,120
Total Federal Home Loan Bank		98,590,519
Federal Farm Credit Bank[1]
0.00% due 01/02/14	25,000,000	24,999,993
0.02% due 01/31/14	25,000,000	24,999,583
0.16% due 06/10/14	15,000,000	14,994,705
0.08% due 03/31/14	10,000,000	9,999,020
Total Federal Farm Credit Bank		74,993,301
Freddie Mac[3]
0.08% due 02/24/14	15,000,000	14,999,340
0.09% due 03/13/14	15,000,000	14,998,830
0.11% due 06/10/14	15,000,000	14,994,705
0.13% due 06/25/14	10,000,000	9,996,130
Total Freddie Mac		54,989,005
Fannie Mae[3]
0.07% due 01/03/14	15,000,000	14,999,985
0.12% due 02/18/14	10,000,000	9,999,610
Total Fannie Mae		24,999,595
Total Federal Agency Discount Notes
(Cost $358,084,426)		358,126,031
FEDERAL AGENCY NOTES†† - 2.8%
Federal Home Loan Bank[1]
0.09% due 02/12/14	15,000,000	14,999,340
Total Federal Agency Notes
(Cost $15,000,000)		14,999,340
REPURCHASE AGREEMENT†† - 66.5%

Individual Repurchase Agreement[4]
Barclays Capital issued 12/31/13 at (0.10)% due 01/02/14 (secured by a U.S. Treasury Bond, at a rate of 3.75% and maturing 11/15/43 as collateral with a value of $359,048,625 to be repurchased at $352,006,500	352,008,456	352,008,456

Total Repurchase Agreement
(Cost $352,008,456)	352,008,456
Total Long Investments - 137.0%
(Cost $725,092,882)	$725,133,827
U.S. Government Securities Sold Short† - (66.3)%
U.S. Treasury Bond
3.75% due 11/15/43	362,555,000	(350,771,963)
Total U.S. Government Securities Sold Short
(Proceeds $358,907,497)		(350,771,963)
Other Assets & Liabilities, net - 29.3%		154,849,592
Total Net Assets - 100.0%		$529,211,456

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $198,289,000)	1,456	$1,571,767

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Security is segregated as collateral for short positions.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or a portion of this security is pledged as short collateral at December 31, 2013.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	$65,982	$65,982
Total Repurchase Agreement
(Cost $65,982)		65,982
Total Investments - 0.5%
(Cost $65,982)		$65,982
Other Assets & Liabilities, net - 99.5%		14,135,970
Total Net Assets - 100.0%		$14,201,952

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $13,004,211)	109	$103,222

CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.NA.HY-21 Index	Barclays Bank plc	5.00%	12/20/18	$13,400,000	$14,539,348	$(896,324)	$(243,023)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.
[2]	All or a portion of this security is pledged as credit default swap collateral at December 31, 2013.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 110.8%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$2,373,011	$2,373,011
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	415,873	415,873
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	382,760	382,760
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	237,555	237,555
Total Repurchase Agreements
(Cost $3,409,199)		3,409,199
Total Investments - 110.8%
(Cost $3,409,199)		$3,409,199
Other Assets & Liabilities, net - (10.8)%		(331,095)
Total Net Assets - 100.0%		$3,078,104

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $268,180)	2	$(11,793)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2014 S&P MidCap 400 Index Swap, Terminating 01/28/14[3] (Notional Value $392,343)	292	$(2,427)
Credit Suisse Capital, LLC January 2014 S&P MidCap 400 Index Swap, Terminating 01/28/14[3] (Notional Value $724,470)	540	(4,131)
Barclays Bank plc January 2014 S&P MidCap 400 Index Swap, Terminating 01/31/14[3] (Notional Value $1,699,981)	1,266	(5,512)
(Total Notional Value $2,816,794)		$(12,070)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

 plc —   Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 28.9%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$1,015,834	$1,015,834
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	912,993	912,993
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	163,851	163,851
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	101,692	101,692
Total Repurchase Agreements
(Cost $2,194,370)		2,194,370
Total Investments - 28.9%
(Cost $2,194,370)		$2,194,370
Other Assets & Liabilities, net - 71.1%		5,406,964
Total Net Assets - 100.0%		$7,601,334

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $358,900)	5	$(5,955)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2014 NASDAQ-100 Index Swap, Terminating 01/31/14[3] (Notional Value $2,865,323)	798	$(1,856)
Credit Suisse Capital, LLC January 2014 NASDAQ-100 Index Swap, Terminating 01/28/14[3] (Notional Value $1,932,140)	538	(4,158)
Goldman Sachs International January 2014 NASDAQ-100 Index Swap, Terminating 01/28/14[3] (Notional Value $2,456,997)	684	(5,792)
(Total Notional Value $7,254,460)		$(11,806)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 84.9%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$8,692,713	$8,692,713
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	1,402,109	1,402,109
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	870,201	870,201
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	653,652	653,652
Total Repurchase Agreements
(Cost $11,618,675)		11,618,675
Total Investments - 84.9%
(Cost $11,618,675)		$11,618,675
Other Assets & Liabilities, net - 15.1%		2,063,845
Total Net Assets - 100.0%		$13,682,520

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $6,499,360)	56	$(66,393)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2014 Russell 2000 Index Swap, Terminating 01/28/14[3] (Notional Value $1,451,390)	1,247	$(2,121)
Goldman Sachs International January 2014 Russell 2000 Index Swap, Terminating 01/28/14[3] (Notional Value $3,945,176)	3,390	(5,140)
Barclays Bank plc January 2014 Russell 2000 Index Swap, Terminating 01/31/14[3] (Notional Value $1,943,772)	1,670	(5,412)
(Total Notional Value $7,340,338)		$(12,673)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 77.0%
Farmer Mac[1]
0.03% due 01/02/14	$25,000,000	$24,999,979
0.16% due 02/25/14	15,000,000	14,999,325
0.10% due 04/08/14	15,000,000	14,997,600
0.07% due 03/25/14	10,000,000	9,999,090
0.11% due 03/25/14	10,000,000	9,999,090
Total Farmer Mac		74,995,084
Federal Home Loan Bank[1]
0.08% due 02/14/14	20,000,000	19,999,280
Freddie Mac[2]
0.08% due 02/24/14	10,000,000	9,999,560
0.13% due 06/25/14	10,000,000	9,996,130
Total Freddie Mac		19,995,690
Federal Farm Credit Bank[1]
0.08% due 03/31/14	10,000,000	9,999,020
Total Federal Agency Discount Notes
(Cost $124,976,623)		124,989,074
REPURCHASE AGREEMENTS††,3 - 8.8%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	11,335,109	11,335,109
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	1,828,320	1,828,320
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	1,134,723	1,134,723
Total Repurchase Agreements
(Cost $14,298,152)		14,298,152
Total Investments - 85.8%
(Cost $139,274,775)		$139,287,226
Other Assets & Liabilities, net - 14.2%		23,074,607
Total Net Assets - 100.0%		$162,361,833

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $19,549,050)	212	$(772,616)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc January 2014 S&P 500 Index Swap, Terminating 01/31/14[4] (Notional Value $6,363,798)	3,443	$(25,479)
Goldman Sachs International January 2014 S&P 500 Index Swap, Terminating 01/28/14[4] (Notional Value $18,682,182)	10,107	(35,882)
Credit Suisse Capital, LLC January 2014 S&P 500 Index Swap, Terminating 01/28/14[4] (Notional Value $118,134,693)	63,913	(434,154)
(Total Notional Value $143,180,673)		$(495,515)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 85.1%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$6,976,142	$6,976,142
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	1,125,231	1,125,231
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	698,360	698,360
Total Repurchase Agreements
(Cost $8,799,733)		8,799,733
Total Investments - 85.1%
(Cost $8,799,733)		$8,799,733
Other Assets & Liabilities, net - 14.9%		1,543,095
Total Net Assets - 100.0%		$10,342,828

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 Nikkei-225 Index Futures Contracts (Aggregate Value of Contracts $20,670,300)	252	$770,156
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $20,666,850)	174	$(375,687)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Restaurants - 16.1%
McDonald's Corp.	14,309	$1,388,401
Starbucks Corp.	13,768	1,079,274
Yum! Brands, Inc.	10,871	821,956
Chipotle Mexican Grill, Inc. — Class A*	1,009	537,575
Darden Restaurants, Inc.	7,283	395,977
Panera Bread Co. — Class A*	1,918	338,891
Dunkin' Brands Group, Inc.	6,590	317,638
Domino's Pizza, Inc.	3,950	275,118
Wendy's Co.	30,480	265,786
Brinker International, Inc.	5,350	247,919
Bloomin' Brands, Inc.*	10,180	244,422
Cracker Barrel Old Country Store, Inc.	2,160	237,751
Cheesecake Factory, Inc.	4,584	221,270
Buffalo Wild Wings, Inc.*	1,497	220,358
Jack in the Box, Inc.*	4,030	201,581
Texas Roadhouse, Inc. — Class A	7,100	197,380
Krispy Kreme Doughnuts, Inc.*	8,080	155,863
Total Restaurants		7,147,160
Movies & Entertainment - 15.3%
Walt Disney Co.	21,554	1,646,726
Twenty-First Century Fox, Inc. — Class A	36,260	1,275,627
Time Warner, Inc.	16,142	1,125,420
Viacom, Inc. — Class B	9,918	866,238
Madison Square Garden Co. — Class A*	5,190	298,840
Lions Gate Entertainment Corp.	8,967	283,895
Live Nation Entertainment, Inc.*	14,170	279,999
Cinemark Holdings, Inc.	8,306	276,839
Regal Entertainment Group — Class A	12,810	249,155
Imax Corp.*	8,340	245,863
DreamWorks Animation SKG, Inc. — Class A*	6,670	236,785
Total Movies & Entertainment		6,785,387
Cable & Satellite - 13.9%
Comcast Corp. — Class A	31,603	1,642,249
DIRECTV*	12,642	873,436
Time Warner Cable, Inc.	6,342	859,341
DISH Network Corp. — Class A*	12,576	728,402
Liberty Global plc — Class A*	6,839	608,603
Charter Communications, Inc. — Class A*	3,970	542,937
AMC Networks, Inc. — Class A*	4,730	322,160
Cablevision Systems Corp. — Class A	17,578	315,174
Starz — Class A*	8,787	256,932
Total Cable & Satellite		6,149,234
Tobacco - 9.6%
Philip Morris International, Inc.	19,306	1,682,132
Altria Group, Inc.	31,969	1,227,290
Reynolds American, Inc.	14,885	744,101
Lorillard, Inc.	12,182	617,384
Total Tobacco		4,270,907
Casinos & Gaming - 8.9%
Las Vegas Sands Corp.	14,547	1,147,321
Wynn Resorts Ltd.	3,241	629,435
MGM Resorts International*	20,080	472,282
Melco Crown Entertainment Ltd. ADR*	10,653	417,811
International Game Technology	17,388	315,766
Caesars Entertainment Corp.*	11,670	251,372
Bally Technologies, Inc.*	3,177	249,236
Pinnacle Entertainment, Inc.*	6,710	174,393
Boyd Gaming Corp.*	14,050	158,203
Penn National Gaming, Inc.*	10,283	147,355
Total Casinos & Gaming		3,963,174
Broadcasting - 7.5%
CBS Corp. — Class B	13,915	886,942
Discovery Communications, Inc. — Class A*	8,710	787,558
Liberty Media Corp. — Class A*	3,960	579,942
Scripps Networks Interactive, Inc. — Class A	5,690	491,673
Grupo Televisa SAB ADR	10,020	303,205
Sinclair Broadcast Group, Inc. — Class A	7,630	272,620
Total Broadcasting		3,321,940
Hotels, Resorts & Cruise Lines - 7.1%
Carnival Corp.	19,694	791,109
Marriott International, Inc. — Class A	10,903	538,172
Starwood Hotels & Resorts Worldwide, Inc.	6,716	533,586
Royal Caribbean Cruises Ltd.	9,382	444,894
Wyndham Worldwide Corp.	5,855	431,455
Norwegian Cruise Line Holdings Ltd.*	10,920	387,332
Total Hotels, Resorts & Cruise Lines		3,126,548
Publishing - 4.7%
Thomson Reuters Corp.	20,914	790,967
News Corp. — Class A*	25,983	468,214
Gannett Company, Inc.	12,706	375,843
New York Times Co. — Class A	14,180	225,037
Meredith Corp.	4,230	219,114
Total Publishing		2,079,175
Leisure Products - 4.2%
Mattel, Inc.	12,289	584,711
Polaris Industries, Inc.	3,025	440,561
Hasbro, Inc.	6,862	377,479
Brunswick Corp.	6,274	288,980
Sturm Ruger & Company, Inc.[1]	2,270	165,914
Total Leisure Products		1,857,645
Distillers & Vintners - 4.1%
Brown-Forman Corp. — Class B	7,373	557,179
Constellation Brands, Inc. — Class A*	7,251	510,325
Beam, Inc.	6,804	463,080
Diageo plc ADR	2,170	287,351
Total Distillers & Vintners		1,817,935

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Brewers - 2.8%
Molson Coors Brewing Co. — Class B	7,936	$445,605
Anheuser-Busch InBev N.V. ADR	3,723	396,351
AMBEV S.A. ADR	51,530	378,746
Total Brewers		1,220,702
Home Entertainment Software - 2.3%
Activision Blizzard, Inc.	27,291	486,599
Electronic Arts, Inc.*	15,820	362,911
Take-Two Interactive Software, Inc.*	10,039	174,377
Total Home Entertainment Software		1,023,887
Motorcycle Manufacturers - 1.2%
Harley-Davidson, Inc.	7,907	547,481
Leisure Facilities - 1.1%
Six Flags Entertainment Corp.	7,240	266,577
Life Time Fitness, Inc.*	4,339	203,933
Total Leisure Facilities		470,510
Education Services - 0.7%
Graham Holdings Co. — Class B	450	298,494
Total Common Stocks
(Cost $32,114,106)		44,080,179

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$102,841	102,841
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	15,159	15,159
Total Securities Lending Collateral
(Cost $118,000)		118,000
Total Investments - 99.8%
(Cost $32,232,106)		$44,198,179
Other Assets & Liabilities, net - 0.2%		94,996
Total Net Assets - 100.0%		$44,293,175

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4 .

ADR — American Depositary Receipt
plc — Public Limited Company

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 65.5%
Financials - 16.4%
Northern Trust Corp.[1]	5,030	$311,307
Lazard Ltd. — Class A1	6,851	310,487
Synovus Financial Corp.[1]	86,140	310,104
LPL Financial Holdings, Inc.[1]	6,569	308,940
Popular, Inc.*,1	10,748	308,790
BOK Financial Corp.[1]	4,655	308,720
Endurance Specialty Holdings Ltd.[1]	5,216	306,023
Artisan Partners Asset Management, Inc. — Class A1	4,653	303,329
Protective Life Corp.[1]	5,977	302,794
Allied World Assurance Company Holdings AG1	2,682	302,556
Valley National Bancorp[1]	29,830	301,880
Validus Holdings Ltd.[1]	7,492	301,853
StanCorp Financial Group, Inc.[1]	4,554	301,703
TCF Financial Corp.[1]	18,544	301,340
NASDAQ OMX Group, Inc.[1]	7,567	301,167
American National Insurance Co.[1]	2,623	300,438
BankUnited, Inc.[1]	9,123	300,329
Mercury General Corp.[1]	6,020	299,254
Fulton Financial Corp.[1]	22,853	298,917
First Citizens BancShares, Inc. — Class A1	1,336	297,434
Ares Capital Corp.[1]	16,735	297,381
Hanover Insurance Group, Inc.[1]	4,969	296,699
HCC Insurance Holdings, Inc.[1]	6,427	296,541
Aspen Insurance Holdings Ltd.[1]	7,171	296,234
Kemper Corp.[1]	7,225	295,358
SEI Investments Co.[1]	8,498	295,136
ProAssurance Corp.[1]	6,081	294,807
Interactive Brokers Group, Inc. — Class A1	11,912	289,938
First Niagara Financial Group, Inc.[1]	27,159	288,429
CBOE Holdings, Inc.[1]	5,072	263,541
Bank of Hawaii Corp.[1]	3,505	207,286
Legg Mason, Inc.[1]	4,559	198,225
Associated Banc-Corp.[1]	8,641	150,353
PartnerRe Ltd.[1]	1,203	126,832
WR Berkley Corp.[1]	2,741	118,932
American Financial Group, Inc.[1]	1,169	67,475
Commerce Bancshares, Inc.[1]	1,273	57,170
Total Financials		9,917,702
Industrials - 16.1%
Textron, Inc.[1]	9,300	341,867
Kirby Corp.*,1	3,284	325,937
Huntington Ingalls Industries, Inc.[1]	3,572	321,516
Northrop Grumman Corp.[1]	2,742	314,261
Lockheed Martin Corp.[1]	2,109	313,524
Hexcel Corp.*,1	6,986	312,204
Robert Half International, Inc.[1]	7,404	310,894
Spirit Aerosystems Holdings, Inc. — Class A*,1	9,100	310,128
Triumph Group, Inc.[1]	4,067	309,377
Copa Holdings S.A. — Class A1	1,926	308,372
Dun & Bradstreet Corp.[1]	2,502	307,120
General Dynamics Corp.[1]	3,200	305,760
Landstar System, Inc.[1]	5,322	305,748
Harsco Corp.[1]	10,903	305,611
Alaska Air Group, Inc.[1]	4,128	302,871
Exelis, Inc.[1]	15,871	302,501
Manpowergroup, Inc.[1]	3,520	302,227
IHS, Inc. — Class A*,1	2,518	301,405
Rockwell Collins, Inc.[1]	4,072	301,002
Old Dominion Freight Line, Inc.*,1	5,676	300,942
L-3 Communications Holdings, Inc.[1]	2,800	299,208
Hubbell, Inc. — Class B1	2,746	299,039
Equifax, Inc.[1]	4,326	298,883
B/E Aerospace, Inc.*,1	3,421	297,730
TransDigm Group, Inc.[1]	1,840	296,277
Alliant Techsystems, Inc.[1]	2,431	295,804
Southwest Airlines Co.[1]	15,614	294,168
Verisk Analytics, Inc. — Class A*,1	4,414	290,088
Con-way, Inc.[1]	7,243	287,620
United Continental Holdings, Inc.*,1	7,557	285,881
Delta Air Lines, Inc.[1]	10,298	282,886
AMERCO*,1	763	181,472
Valmont Industries, Inc.[1]	698	104,086
Nielsen Holdings N.V.[1]	550	25,240
Total Industrials		9,741,649
Consumer Discretionary - 16.0%
Clear Channel Outdoor Holdings, Inc. — Class A1	33,290	337,561
Groupon, Inc. — Class A*,1	28,413	334,421
Cablevision Systems Corp. — Class A1	17,874	320,481
Expedia, Inc.[1]	4,595	320,088
Liberty Ventures*,1	2,607	319,592
Amazon.com, Inc.*,1	800	319,032
HomeAway, Inc.*,1	7,722	315,675
Gentex Corp.[1]	9,531	314,429
Scripps Networks Interactive, Inc. — Class A1	3,616	312,459
John Wiley & Sons, Inc. — Class A1	5,651	311,935
Goodyear Tire & Rubber Co.[1]	12,904	307,760
Liberty Interactive Corp. — Class A*,1	10,477	307,500
Darden Restaurants, Inc.[1]	5,617	305,397
Allison Transmission Holdings, Inc.[1]	11,061	305,394
BorgWarner, Inc.[1]	5,460	305,269
Hyatt Hotels Corp. — Class A*,1	6,166	304,971
Gannett Company, Inc.[1]	10,286	304,260
Visteon Corp.*,1	3,670	300,536
Johnson Controls, Inc.[1]	5,841	299,643
Delphi Automotive plc[1]	4,979	299,387
TRW Automotive Holdings Corp.*,1	4,012	298,453
News Corp. — Class A*,1	16,500	297,330
TripAdvisor, Inc.*,1	3,577	296,283
Morningstar, Inc.[1]	3,793	296,195
Cinemark Holdings, Inc.[1]	8,886	296,170
Regal Entertainment Group — Class A1	14,878	289,377

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 65.5% (continued)
Consumer Discretionary - 16.0% (continued)
Lear Corp.[1]	3,549	$287,363
Six Flags Entertainment Corp.[1]	7,727	284,508
Priceline.com, Inc.*,1	231	268,514
Netflix, Inc.*,1	592	217,957
Brinker International, Inc.[1]	4,436	205,564
Burger King Worldwide, Inc.[1]	6,863	156,888
Choice Hotels International, Inc.[1]	2,367	116,243
Taylor Morrison Home Corp. — Class A*,1	2,549	57,225
DISH Network Corp. — Class A*,1	900	52,128
CST Brands, Inc.[1]	559	20,526
Total Consumer Discretionary		9,686,514
Health Care - 7.2%
Allergan, Inc.[1]	3,014	334,795
Techne Corp.[1]	3,378	319,796
Forest Laboratories, Inc.*,1	5,249	315,097
QIAGEN N.V.*,1	13,000	309,530
PerkinElmer, Inc.[1]	7,431	306,380
Allscripts Healthcare Solutions, Inc.*,1	19,712	304,748
Zoetis, Inc.[1]	9,219	301,369
Hospira, Inc.*,1	7,282	300,601
AmerisourceBergen Corp. — Class A1	4,226	297,130
Jazz Pharmaceuticals plc*,1	2,332	295,138
Mallinckrodt plc*,1	5,558	290,461
Bio-Rad Laboratories, Inc. — Class A*,1	2,345	289,865
Cardinal Health, Inc.[1]	4,053	270,781
Health Net, Inc.*,1	8,874	263,292
Bruker Corp.*,1	7,566	149,580
Total Health Care		4,348,563
Information Technology - 4.8%
IAC/InterActiveCorp[1]	4,864	334,109
Booz Allen Hamilton Holding Corp.[1]	16,781	321,356
Leidos Holdings, Inc.[1]	6,748	313,715
Zebra Technologies Corp. — Class A*,1	5,788	313,015
Computer Sciences Corp.[1]	5,565	310,972
Lexmark International, Inc. — Class A1	8,639	306,857
VeriSign, Inc.*,1	5,100	304,878
Diebold, Inc.[1]	9,077	299,632
Dolby Laboratories, Inc. — Class A*,1	7,728	297,992
AOL, Inc.*,1	1,920	89,510
Total Information Technology		2,892,036
Consumer Staples - 2.9%
Nu Skin Enterprises, Inc. — Class A1	2,240	309,612
Estee Lauder Companies, Inc. — Class A1	4,000	301,280
Dean Foods Co.*,1	17,126	294,397
Avon Products, Inc.[1]	16,928	291,500
Coty, Inc. — Class A1	19,086	291,062
Hillshire Brands Co.[1]	7,346	245,650
Total Consumer Staples		1,733,501
Energy - 1.1%
World Fuel Services Corp.[1]	7,005	302,336
CVR Energy, Inc.[1]	4,474	194,306
Teekay Corp.[1]	3,614	173,508
Total Energy		670,150
Materials - 1.0%
Kronos Worldwide, Inc.[1]	18,600	354,331
Greif, Inc. — Class A1	5,628	294,907
Total Materials		649,238
Total Common Stocks
(Cost $34,456,762)		39,639,353
Total Long Investments - 65.5%
(Cost $34,456,762)		$39,639,353

COMMON STOCKS SOLD SHORT† - (20.6)%
Energy - (0.6)%
Halliburton Co.	1,213	(61,560)
National Oilwell Varco, Inc.	1,848	(146,971)
Schlumberger Ltd.	1,689	(152,196)
Total Energy		(360,727)
Telecommunication Services - (0.7)%
Verizon Communications, Inc.	3,041	(149,435)
CenturyLink, Inc.	4,739	(150,937)
AT&T, Inc.	4,300	(151,188)
Total Telecommunication Services		(451,560)
Health Care - (1.6)%
Vertex Pharmaceuticals, Inc.*	453	(33,658)
Biogen Idec, Inc.*	529	(147,988)
Amgen, Inc.	1,298	(148,180)
Regeneron Pharmaceuticals, Inc.*	540	(148,630)
Celgene Corp.*	883	(149,192)
Abbott Laboratories	3,996	(153,167)
Gilead Sciences, Inc.*	2,040	(153,305)
Total Health Care		(934,120)
Consumer Staples - (2.0)%
Walgreen Co.	758	(43,540)
Green Mountain Coffee Roasters, Inc.*	651	(49,203)
Lorillard, Inc.	1,290	(65,377)
Procter & Gamble Co.	1,768	(143,933)
Wal-Mart Stores, Inc.	1,864	(146,678)
Philip Morris International, Inc.	1,705	(148,557)
PepsiCo, Inc.	1,799	(149,209)
Mondelez International, Inc. — Class A	4,300	(151,790)
Coca-Cola Co.	3,716	(153,508)
CVS Caremark Corp.	2,163	(154,805)
Total Consumer Staples		(1,206,600)
Materials - (2.0)%
Newmont Mining Corp.	6,256	(144,076)
Tahoe Resources, Inc.*	8,854	(147,331)
International Paper Co.	3,048	(149,443)
Nucor Corp.	2,820	(150,532)
Carpenter Technology Corp.	2,421	(150,586)
Freeport-McMoRan Copper & Gold, Inc.	4,242	(160,093)
Alcoa, Inc.	15,311	(162,756)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (20.6)% (continued)
Materials - (2.0)% (continued)
Southern Copper Corp.	5,717	$(164,135)
Total Materials		(1,228,952)
Consumer Discretionary - (2.7)%
PulteGroup, Inc.	6,266	(127,638)
Ford Motor Co.	8,777	(135,429)
Dollar General Corp.*	2,411	(145,432)
Dollar Tree, Inc.*	2,610	(147,256)
Target Corp.	2,335	(147,735)
Tesla Motors, Inc.*	985	(148,124)
General Motors Co.*	3,635	(148,563)
Macy's, Inc.	2,834	(151,336)
Home Depot, Inc.	1,839	(151,423)
Lowe's Companies, Inc.	3,095	(153,358)
Lennar Corp. — Class A	4,159	(164,530)
Total Consumer Discretionary		(1,620,824)
Utilities - (2.9)%
FirstEnergy Corp.	4,135	(136,372)
Exelon Corp.	5,259	(144,044)
Xcel Energy, Inc.	5,250	(146,685)
OGE Energy Corp.	4,343	(147,228)
Duke Energy Corp.	2,138	(147,543)
Edison International	3,189	(147,651)
Dominion Resources, Inc.	2,286	(147,881)
Northeast Utilities	3,504	(148,535)
American Electric Power Company, Inc.	3,180	(148,633)
Southern Co.	3,627	(149,106)
PPL Corp.	4,981	(149,878)
NextEra Energy, Inc.	1,758	(150,520)
Total Utilities		(1,764,076)
Information Technology - (3.3)%
Zynga, Inc. — Class A*	35,437	(134,661)
Micron Technology, Inc.*	6,308	(137,262)
Microsoft Corp.	3,973	(148,709)
QUALCOMM, Inc.	2,006	(148,946)
Brocade Communications Systems, Inc.*	17,375	(154,116)
Palo Alto Networks, Inc.*	2,705	(155,456)
Nuance Communications, Inc.*	10,234	(155,557)
Riverbed Technology, Inc.*	8,717	(157,603)
Juniper Networks, Inc.*	7,046	(159,028)
JDS Uniphase Corp.*	12,325	(159,979)
Cisco Systems, Inc.	7,196	(161,550)
F5 Networks, Inc.*	1,783	(162,004)
Oracle Corp.	4,382	(167,656)
Total Information Technology		(2,002,527)
Financials - (4.8)%
Vornado Realty Trust	1,264	(112,231)
Nationstar Mortgage Holdings, Inc.*	3,420	(126,403)
HCP, Inc.	3,710	(134,747)
Health Care REIT, Inc.	2,529	(135,479)
Realty Income Corp.	3,686	(137,598)
Ventas, Inc.	2,433	(139,362)
AvalonBay Communities, Inc.	1,181	(139,630)
General Growth Properties, Inc.	7,142	(143,340)
Equity Residential	2,789	(144,665)
Public Storage	970	(146,004)
Simon Property Group, Inc.	963	(146,530)
Prologis, Inc.	4,015	(148,354)
SL Green Realty Corp.	1,620	(149,656)
Wells Fargo & Co.	3,326	(151,000)
American Tower Corp. — Class A	1,894	(151,179)
People's United Financial, Inc.	10,007	(151,306)
Weyerhaeuser Co.	4,850	(153,115)
Realogy Holdings Corp.*	3,102	(153,456)
Host Hotels & Resorts, Inc.	8,063	(156,745)
Ocwen Financial Corp.*	3,332	(184,759)
Total Financials		(2,905,559)
Total Common Stock Sold Short
(Proceeds $12,072,011)		(12,474,945)
Total Securities Sold Short- (20.6)%
(Proceeds $12,072,011)		$(12,474,945)
Other Assets & Liabilities, net - 55.1%		33,295,936
Total Net Assets - 100.0%		$60,460,344

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2013.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 71.0%
Financials - 15.8%
Affiliated Managers Group, Inc.*	730	$158,323
SL Green Realty Corp.	1,307	120,741
Fidelity National Financial, Inc. — Class A	3,428	111,238
Realty Income Corp.	2,832	105,720
Everest Re Group Ltd.	656	102,251
New York Community Bancorp, Inc.	6,052	101,976
Alleghany Corp.*	235	93,991
Federal Realty Investment Trust	889	90,153
Raymond James Financial, Inc.	1,696	88,514
Arthur J Gallagher & Co.	1,803	84,614
UDR, Inc.	3,446	80,465
Waddell & Reed Financial, Inc. — Class A	1,177	76,646
Reinsurance Group of America, Inc. — Class A	969	75,010
Essex Property Trust, Inc.	518	74,338
Rayonier, Inc.	1,738	73,170
Eaton Vance Corp.	1,661	71,074
MSCI, Inc. — Class A*	1,624	71,002
Signature Bank*	647	69,500
SEI Investments Co.	1,972	68,488
Liberty Property Trust	2,012	68,146
Duke Realty Corp.	4,473	67,274
Camden Property Trust	1,174	66,777
SVB Financial Group*	630	66,062
East West Bancorp, Inc.	1,889	66,058
WR Berkley Corp.	1,502	65,172
Extra Space Storage, Inc.	1,513	63,743
HCC Insurance Holdings, Inc.	1,379	63,628
Alexandria Real Estate Equities, Inc.	983	62,538
Mid-America Apartment Communities, Inc.	1,026	62,319
Jones Lang LaSalle, Inc.	608	62,253
CBOE Holdings, Inc.	1,194	62,040
Regency Centers Corp.	1,270	58,801
BRE Properties, Inc.	1,060	57,993
Old Republic International Corp.	3,323	57,388
Senior Housing Properties Trust	2,581	57,376
Kilroy Realty Corp.	1,130	56,703
American Financial Group, Inc.	981	56,623
Taubman Centers, Inc.	870	55,610
Hospitality Properties Trust	2,036	55,033
Protective Life Corp.	1,080	54,713
Cullen/Frost Bankers, Inc.	726	54,036
First Niagara Financial Group, Inc.	4,860	51,613
Brown & Brown, Inc.	1,635	51,323
City National Corp.	646	51,176
Corrections Corporation of America	1,595	51,152
National Retail Properties, Inc.	1,670	50,651
Commerce Bancshares, Inc.	1,124	50,459
FirstMerit Corp.	2,263	50,306
Omega Healthcare Investors, Inc.	1,683	50,153
Prosperity Bancshares, Inc.	774	49,064
Synovus Financial Corp.	13,340	48,024
BioMed Realty Trust, Inc.	2,638	47,801
American Campus Communities, Inc.	1,434	46,189
Highwoods Properties, Inc.	1,233	44,598
Weingarten Realty Investors	1,543	42,309
Home Properties, Inc.	778	41,716
Hancock Holding Co.	1,125	41,265
First American Financial Corp.	1,456	41,059
StanCorp Financial Group, Inc.	605	40,081
Associated Banc-Corp.	2,227	38,750
Webster Financial Corp.	1,241	38,694
First Horizon National Corp.	3,240	37,746
Aspen Insurance Holdings Ltd.	905	37,386
Federated Investors, Inc. — Class B	1,290	37,152
TCF Financial Corp.	2,262	36,758
Bank of Hawaii Corp.	607	35,898
Hanover Insurance Group, Inc.	600	35,826
Fulton Financial Corp.	2,645	34,597
Washington Federal, Inc.	1,398	32,559
Primerica, Inc.	748	32,097
BancorpSouth, Inc.	1,151	29,258
Kemper Corp.	705	28,820
Corporate Office Properties Trust	1,200	28,428
Valley National Bancorp	2,744	27,769
Cathay General Bancorp	1,009	26,971
Apollo Investment Corp.	3,082	26,135
Mack-Cali Realty Corp.	1,211	26,012
Janus Capital Group, Inc.	2,049	25,346
Mercury General Corp.	500	24,855
Trustmark Corp.	924	24,800
Alexander & Baldwin, Inc.	589	24,579
Potlatch Corp.	552	23,040
Westamerica Bancorporation	368	20,777
International Bancshares Corp.	785	20,716
Greenhill & Company, Inc.	355	20,569
Equity One, Inc.	867	19,455
Astoria Financial Corp.	1,149	15,891
Total Financials		4,717,323
Industrials - 12.1%
B/E Aerospace, Inc.*	1,356	118,013
Towers Watson & Co. — Class A	890	113,573
Fortune Brands Home & Security, Inc.	2,284	104,378
United Rentals, Inc.*	1,279	99,698
Wabtec Corp.	1,320	98,036
J.B. Hunt Transport Services, Inc.	1,264	97,708
Manpowergroup, Inc.	1,081	92,815
IDEX Corp.	1,113	82,195
Donaldson Company, Inc.	1,848	80,314
Hubbell, Inc. — Class B	735	80,041
Lincoln Electric Holdings, Inc.	1,118	79,758
Kirby Corp.*	776	77,018
Waste Connections, Inc.	1,691	73,778
AGCO Corp.	1,243	73,573
Alaska Air Group, Inc.	952	69,848
Carlisle Companies, Inc.	873	69,316

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 71.0% (continued)
Industrials - 12.1% (continued)
Genesee & Wyoming, Inc. — Class A*	693	$66,563
Graco, Inc.	840	65,621
KBR, Inc.	2,033	64,832
Acuity Brands, Inc.	593	64,827
Terex Corp.	1,529	64,203
SPX Corp.	622	61,957
Nordson Corp.	832	61,818
Huntington Ingalls Industries, Inc.	678	61,027
Oshkosh Corp.	1,189	59,902
Timken Co.	1,087	59,861
Trinity Industries, Inc.	1,077	58,718
AO Smith Corp.	1,056	56,961
Kennametal, Inc.	1,077	56,079
Copart, Inc.*	1,530	56,075
Valmont Industries, Inc.	372	55,473
Triumph Group, Inc.	719	54,694
URS Corp.	1,025	54,315
ITT Corp.	1,250	54,275
Alliant Techsystems, Inc.	441	53,661
MSC Industrial Direct Company, Inc. — Class A	661	53,455
Lennox International, Inc.	628	53,418
Old Dominion Freight Line, Inc.*	960	50,899
RR Donnelley & Sons Co.	2,493	50,558
Exelis, Inc.	2,582	49,213
Regal-Beloit Corp.	621	45,780
Clean Harbors, Inc.*	756	45,330
Crane Co.	666	44,789
CLARCOR, Inc.	683	43,951
Esterline Technologies Corp.*	430	43,843
AECOM Technology Corp.*	1,348	39,672
Woodward, Inc.	829	37,811
Deluxe Corp.	697	36,376
Landstar System, Inc.	625	35,906
Watsco, Inc.	370	35,542
Corporate Executive Board Co.	457	35,385
GATX Corp.	630	32,867
Harsco Corp.	1,109	31,085
Con-way, Inc.	780	30,974
Rollins, Inc.	879	26,625
JetBlue Airways Corp.*	2,984	25,513
HNI Corp.	619	24,036
Herman Miller, Inc.	811	23,941
Brink's Co.	666	22,737
FTI Consulting, Inc.*	549	22,586
Mine Safety Appliances Co.	430	22,020
UTI Worldwide, Inc.	1,249	21,932
General Cable Corp.	685	20,146
Granite Construction, Inc.	497	17,385
Werner Enterprises, Inc.	625	15,456
Matson, Inc.	591	15,431
Total Industrials		3,595,586
Information Technology - 11.3%
Trimble Navigation Ltd.*	3,537	122,734
3D Systems Corp.*,1	1,312	121,924
Equinix, Inc.*	680	120,666
ANSYS, Inc.*	1,277	111,355
Cree, Inc.*	1,659	103,803
Gartner, Inc.*	1,270	90,233
Synopsys, Inc.*	2,118	85,927
Avnet, Inc.	1,888	83,280
NCR Corp.*	2,285	77,827
Arrow Electronics, Inc.*	1,384	75,082
Skyworks Solutions, Inc.*	2,579	73,656
Jack Henry & Associates, Inc.	1,178	69,749
Solera Holdings, Inc.	942	66,656
Concur Technologies, Inc.*	646	66,654
Global Payments, Inc.	997	64,795
Broadridge Financial Solutions, Inc.	1,633	64,536
Informatica Corp.*	1,486	61,669
Rackspace Hosting, Inc.*	1,569	61,395
FactSet Research Systems, Inc.	552	59,936
MICROS Systems, Inc.*	1,038	59,550
PTC, Inc.*	1,645	58,217
Cadence Design Systems, Inc.*	3,954	55,435
WEX, Inc.*	536	53,080
AOL, Inc.*	1,074	50,070
Ingram Micro, Inc. — Class A*	2,116	49,641
TIBCO Software, Inc.*	2,101	47,230
Leidos Holdings, Inc.	997	46,351
Teradyne, Inc.*	2,630	46,341
Atmel Corp.*	5,844	45,759
CoreLogic, Inc.*	1,282	45,549
CommVault Systems, Inc.*	608	45,527
SunEdison, Inc.*	3,364	43,900
Lender Processing Services, Inc.	1,169	43,697
National Instruments Corp.	1,344	43,035
NeuStar, Inc. — Class A*	860	42,880
JDS Uniphase Corp.*	3,200	41,535
Riverbed Technology, Inc.*	2,223	40,192
VeriFone Systems, Inc.*	1,495	40,096
Acxiom Corp.*	1,031	38,126
Zebra Technologies Corp. — Class A*	690	37,315
DST Systems, Inc.	401	36,387
ACI Worldwide, Inc.*	530	34,450
Ciena Corp.*	1,414	33,837
SolarWinds, Inc.*	894	33,820
Compuware Corp.	2,971	33,305
Advanced Micro Devices, Inc.*,1	8,440	32,663
Mentor Graphics Corp.	1,337	32,182
Lexmark International, Inc. — Class A	854	30,334
Fair Isaac Corp.	477	29,975
Convergys Corp.	1,401	29,491
Diebold, Inc.	879	29,016
Plantronics, Inc.	604	28,056
Rovi Corp.*	1,404	27,645
Tech Data Corp.*	523	26,987
International Rectifier Corp.*	980	25,549
Vishay Intertechnology, Inc.*	1,860	24,664
Silicon Laboratories, Inc.*	549	23,777
Semtech Corp.*	940	23,763
Fairchild Semiconductor International, Inc. — Class A*	1,744	23,282
Itron, Inc.*	536	22,206

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 71.0% (continued)
Information Technology - 11.3% (continued)
Polycom, Inc.*	1,965	$22,067
ADTRAN, Inc.	792	21,392
ValueClick, Inc.*	864	20,192
Intersil Corp. — Class A	1,757	20,153
Cypress Semiconductor Corp.	1,910	20,055
RF Micro Devices, Inc.*	3,879	20,016
Integrated Device Technology, Inc.*	1,891	19,269
Advent Software, Inc.	549	19,210
Science Applications International Corp.	572	18,916
InterDigital, Inc.	567	16,721
ManTech International Corp. — Class A	328	9,817
Total Information Technology		3,344,600
Consumer Discretionary - 10.0%
Tractor Supply Co.	1,912	148,333
LKQ Corp.*	4,126	135,745
Polaris Industries, Inc.	880	128,163
Advance Auto Parts, Inc.	1,005	111,233
Jarden Corp.*	1,644	100,860
Under Armour, Inc. — Class A*	1,104	96,380
Hanesbrands, Inc.	1,357	95,356
Signet Jewelers Ltd.	1,103	86,806
Foot Locker, Inc.	2,043	84,661
Dick's Sporting Goods, Inc.	1,403	81,514
Toll Brothers, Inc.*	2,185	80,845
Williams-Sonoma, Inc.	1,224	71,335
Tupperware Brands Corp.	699	66,076
Panera Bread Co. — Class A*	371	65,551
Gentex Corp.	1,987	65,551
Brunswick Corp.	1,250	57,575
NVR, Inc.*	54	55,405
AMC Networks, Inc. — Class A*	809	55,101
Carter's, Inc.	746	53,555
Domino's Pizza, Inc.	766	53,352
Service Corporation International	2,905	52,668
Sotheby's	940	50,008
Cinemark Holdings, Inc.	1,428	47,595
Lamar Advertising Co. — Class A*	893	46,659
Tempur Sealy International, Inc.*	828	44,679
Cabela's, Inc.*	640	42,662
Brinker International, Inc.	920	42,633
Bally Technologies, Inc.*	532	41,736
Chico's FAS, Inc.	2,177	41,015
Deckers Outdoor Corp.*	471	39,781
JC Penney Company, Inc.*,1	4,176	38,210
CST Brands, Inc.	1,038	38,115
Apollo Education Group, Inc. — Class A*	1,374	37,538
Ascena Retail Group, Inc.*	1,766	37,369
John Wiley & Sons, Inc. — Class A	638	35,218
DreamWorks Animation SKG, Inc. — Class A*	981	34,826
Office Depot, Inc.*	6,549	34,644
Abercrombie & Fitch Co. — Class A	1,050	34,556
Thor Industries, Inc.	616	34,022
Wendy's Co.	3,866	33,712
American Eagle Outfitters, Inc.	2,327	33,509
Cheesecake Factory, Inc.	664	32,051
Aaron's, Inc.	1,047	30,782
HSN, Inc.	459	28,596
DeVry Education Group, Inc.	784	27,832
New York Times Co. — Class A	1,722	27,328
Meredith Corp.	506	26,211
Big Lots, Inc.*	804	25,961
Guess?, Inc.	819	25,446
Murphy USA, Inc.*	612	25,435
Life Time Fitness, Inc.*	534	25,098
Rent-A-Center, Inc. — Class A	738	24,605
ANN, Inc.*	627	22,923
KB Home	1,136	20,766
Bob Evans Farms, Inc.	374	18,921
Valassis Communications, Inc.	533	18,255
MDC Holdings, Inc.	538	17,345
Matthews International Corp. — Class A	376	16,021
International Speedway Corp. — Class A	387	13,735
Scientific Games Corp. — Class A*	665	11,258
Total Consumer Discretionary		2,973,121
Health Care - 6.4%
Henry Schein, Inc.*	1,180	134,827
Endo Health Solutions, Inc.*	1,577	106,384
Universal Health Services, Inc. — Class B	1,225	99,543
Mettler-Toledo International, Inc.*	408	98,977
ResMed, Inc.[1]	1,946	91,618
Omnicare, Inc.	1,416	85,470
Hologic, Inc.*	3,747	83,745
Cooper Companies, Inc.	670	82,973
Salix Pharmaceuticals Ltd.*	866	77,888
IDEXX Laboratories, Inc.*	717	76,267
MEDNAX, Inc.*	1,378	73,558
United Therapeutics Corp.*	637	72,032
Cubist Pharmaceuticals, Inc.*	1,017	70,041
Covance, Inc.*	773	68,070
Teleflex, Inc.	566	53,125
Community Health Systems, Inc.*	1,303	51,169
Health Management Associates, Inc. — Class A*	3,630	47,553
Techne Corp.	455	43,075
WellCare Health Plans, Inc.*	598	42,111
Mallinckrodt plc*	791	41,338
STERIS Corp.	808	38,824
VCA Antech, Inc.*	1,220	38,259
Charles River Laboratories International, Inc.*	656	34,794
Bio-Rad Laboratories, Inc. — Class A*	278	34,364
LifePoint Hospitals, Inc.*	645	34,082
Allscripts Healthcare Solutions, Inc.*	2,181	33,718
Hill-Rom Holdings, Inc.	801	33,113
Health Net, Inc.*	1,088	32,281

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 71.0% (continued)
Health Care - 6.4% (continued)
Owens & Minor, Inc.	871	$31,844
Thoratec Corp.*	780	28,548
HMS Holdings Corp.*	1,210	27,503
Masimo Corp.*	709	20,724
Total Health Care		1,887,818
Materials - 5.0%
Rock Tenn Co. — Class A	988	103,749
Ashland, Inc.	992	96,263
Packaging Corporation of America	1,349	85,365
Reliance Steel & Aluminum Co.	1,058	80,238
Valspar Corp.	1,102	78,563
RPM International, Inc.	1,829	75,922
Albemarle Corp.	1,119	70,933
Martin Marietta Materials, Inc.	631	63,062
Aptargroup, Inc.	900	61,029
Steel Dynamics, Inc.	3,045	59,499
Sonoco Products Co.	1,397	58,283
Eagle Materials, Inc.	684	52,962
NewMarket Corp.	152	50,791
Cytec Industries, Inc.	483	44,996
Carpenter Technology Corp.	723	44,971
Domtar Corp.	450	42,453
Cabot Corp.	817	41,994
Royal Gold, Inc.	898	41,371
Scotts Miracle-Gro Co. — Class A	605	37,643
Compass Minerals International, Inc.	456	36,503
Louisiana-Pacific Corp.*	1,939	35,891
Sensient Technologies Corp.	691	33,527
Commercial Metals Co.	1,606	32,650
Olin Corp.	1,090	31,447
Worthington Industries, Inc.	732	30,803
Silgan Holdings, Inc.	596	28,620
Minerals Technologies, Inc.	470	28,233
Greif, Inc. — Class A	423	22,165
Intrepid Potash, Inc.*	762	12,070
Total Materials		1,481,996
Energy - 4.1%
HollyFrontier Corp.	2,723	135,306
Cimarex Energy Co.	1,195	125,368
Oceaneering International, Inc.	1,489	117,452
Oil States International, Inc.*	758	77,104
SM Energy Co.	915	76,046
Gulfport Energy Corp.*	1,155	72,938
Energen Corp.	995	70,396
Dresser-Rand Group, Inc.*	1,049	62,552
Dril-Quip, Inc.*	555	61,011
Superior Energy Services, Inc.*	2,189	58,249
Patterson-UTI Energy, Inc.	1,979	50,109
World Fuel Services Corp.	992	42,815
Atwood Oceanics, Inc.*	788	42,071
Tidewater, Inc.	679	40,244
Rosetta Resources, Inc.*	837	40,209
CARBO Ceramics, Inc.	269	31,347
Helix Energy Solutions Group, Inc.*	1,348	31,247
Unit Corp.*	602	31,075
Alpha Natural Resources, Inc.*	3,032	21,648
Bill Barrett Corp.*	674	18,050
Total Energy		1,205,237
Utilities - 3.1%
OGE Energy Corp.	2,726	92,411
National Fuel Gas Co.	1,152	82,254
MDU Resources Group, Inc.	2,587	79,033
Alliant Energy Corp.	1,528	78,845
UGI Corp.	1,566	64,926
Aqua America, Inc.	2,427	57,253
Atmos Energy Corp.	1,244	56,502
Westar Energy, Inc.	1,747	56,201
Questar Corp.	2,407	55,337
Great Plains Energy, Inc.	2,112	51,195
Vectren Corp.	1,134	40,257
Cleco Corp.	828	38,601
IDACORP, Inc.	692	35,873
Hawaiian Electric Industries, Inc.	1,367	35,624
Black Hills Corp.	609	31,979
WGL Holdings, Inc.	707	28,322
PNM Resources, Inc.	1,097	26,460
Total Utilities		911,073
Consumer Staples - 2.9%
Green Mountain Coffee Roasters, Inc.*	1,797	135,818
Church & Dwight Company, Inc.	1,902	126,064
Energizer Holdings, Inc.	857	92,762
Ingredion, Inc.	1,049	71,815
Hain Celestial Group, Inc.*	653	59,279
Hillshire Brands Co.	1,693	56,614
WhiteWave Foods Co. — Class A*	2,384	54,689
Flowers Foods, Inc.	2,402	51,571
United Natural Foods, Inc.*	675	50,888
Harris Teeter Supermarkets, Inc.	675	33,311
Lancaster Colony Corp.	262	23,095
Dean Foods Co.*	1,299	22,330
Post Holdings, Inc.*	452	22,270
SUPERVALU, Inc.*	2,706	19,727
Universal Corp.	319	17,417
Tootsie Roll Industries, Inc.	281	9,144
Total Consumer Staples		846,794
Telecommunication Services - 0.3%
tw telecom, Inc. — Class A*	1,977	60,239
Telephone & Data Systems, Inc.	1,356	34,958
Total Telecommunication Services		95,197
Total Common Stocks
(Cost $13,951,965)		21,058,745

	Face Amount
REPURCHASE AGREEMENT††,2 - 2.3%
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[3]	$686,100	686,100
Total Repurchase Agreement
(Cost $686,100)		686,100

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 4.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$1,098,309	$1,098,309
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	161,891	161,891
Total Securities Lending Collateral
(Cost $1,260,200)		1,260,200
Total Investments - 77.5%
(Cost $15,898,265)		$23,005,045
Other Assets & Liabilities, net - 22.5%		6,666,242
Total Net Assets - 100.0%		$29,671,287

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $5,363,600)	40	$235,912

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2014 S&P MidCap 400 Index Swap, Terminating 01/28/14[5] (Notional Value $8,939,362)	6,659	$53,401
Credit Suisse Capital, LLC January 2014 S&P MidCap 400 Index Swap, Terminating 01/28/14[5] (Notional Value $4,456,855)	3,320	25,411
Barclays Bank plc January 2014 S&P MidCap 400 Index Swap, Terminating 01/31/14[5] (Notional Value $5,444,300)	4,055	17,868
(Total Notional Value $18,840,517)		$96,680

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 97.6%
Information Technology - 55.6%
Apple, Inc.	149,727	$84,013,317
Microsoft Corp.	1,389,164	51,996,409
Google, Inc. — Class A*	46,047	51,605,334
Intel Corp.	827,212	21,474,423
QUALCOMM, Inc.	281,130	20,873,903
Cisco Systems, Inc.	889,712	19,974,034
Facebook, Inc. — Class A*	311,851	17,045,777
eBay, Inc.*	215,434	11,825,172
Baidu, Inc. ADR*	45,855	8,156,687
Texas Instruments, Inc.	182,145	7,997,986
Yahoo!, Inc.*	168,807	6,826,555
Automatic Data Processing, Inc.	80,110	6,473,689
Cognizant Technology Solutions Corp. — Class A*	50,339	5,083,232
Adobe Systems, Inc.*	83,185	4,981,118
Micron Technology, Inc.*	175,034	3,808,740
Intuit, Inc.	47,410	3,618,331
Applied Materials, Inc.	200,158	3,540,795
Western Digital Corp.	39,361	3,302,388
Seagate Technology plc	54,274	3,048,028
Paychex, Inc.	60,773	2,766,995
Symantec Corp.	115,829	2,731,248
SanDisk Corp.	37,586	2,651,316
Analog Devices, Inc.	51,764	2,636,341
Broadcom Corp. — Class A	86,203	2,555,919
Fiserv, Inc.*	42,923	2,534,603
CA, Inc.	75,093	2,526,879
NetApp, Inc.	56,716	2,333,296
Avago Technologies Ltd.	41,183	2,178,169
Check Point Software Technologies Ltd.*	32,688	2,109,030
Activision Blizzard, Inc.	115,721	2,063,305
Xilinx, Inc.	44,649	2,050,282
Citrix Systems, Inc.*	31,020	1,962,015
Autodesk, Inc.*	37,459	1,885,311
NXP Semiconductor N.V.*	40,969	1,881,706
KLA-Tencor Corp.	27,727	1,787,282
Linear Technology Corp.	38,967	1,774,947
Altera Corp.	53,437	1,738,306
NVIDIA Corp.	94,605	1,515,572
Equinix, Inc.*	8,286	1,470,351
Akamai Technologies, Inc.*	29,779	1,404,973
Maxim Integrated Products, Inc.	47,025	1,312,468
F5 Networks, Inc.*	12,916	1,173,548
Total Information Technology		382,689,780
Consumer Discretionary - 20.4%
Amazon.com, Inc.*	76,166	30,374,239
Comcast Corp. — Class A	355,469	18,471,946
Priceline.com, Inc.*	8,561	9,951,306
Starbucks Corp.	125,402	9,830,263
Twenty-First Century Fox, Inc. — Class A	246,828	8,683,409
DIRECTV*	87,432	6,040,677
Viacom, Inc. — Class B	65,709	5,739,024
Netflix, Inc.*	9,857	3,629,052
Sirius XM Holdings, Inc.*	1,020,995	3,563,273
Liberty Global plc — Class A*	36,873	3,281,328
Wynn Resorts Ltd.	16,836	3,269,720
Tesla Motors, Inc.*,1	20,404	3,068,354
Bed Bath & Beyond, Inc.*	35,737	2,869,681
Ross Stores, Inc.	36,059	2,701,901
Mattel, Inc.	56,314	2,679,420
Liberty Media Corp. — Class A*	17,364	2,542,958
Marriott International, Inc. — Class A	49,848	2,460,497
Charter Communications, Inc. — Class A*	17,327	2,369,641
Liberty Interactive Corp. — Class A*	79,791	2,341,866
O'Reilly Automotive, Inc.*	17,861	2,298,889
Discovery Communications, Inc. — Class A*	24,378	2,204,259
DISH Network Corp. — Class A*	36,508	2,114,543
Dollar Tree, Inc.*	34,625	1,953,543
Tractor Supply Co.	23,230	1,802,183
TripAdvisor, Inc.*	21,510	1,781,673
Staples, Inc.	108,772	1,728,387
Garmin Ltd.[1]	32,487	1,501,549
Expedia, Inc.	19,559	1,362,480
Total Consumer Discretionary		140,616,061
Health Care - 13.2%
Gilead Sciences, Inc.*	255,159	19,175,200
Amgen, Inc.	125,496	14,326,623
Celgene Corp.*	68,568	11,585,249
Biogen Idec, Inc.*	39,309	10,996,693
Express Scripts Holding Co.*	134,091	9,418,552
Regeneron Pharmaceuticals, Inc.*	16,209	4,461,365
Alexion Pharmaceuticals, Inc.*	32,624	4,340,949
Cerner Corp.*	57,125	3,184,148
Vertex Pharmaceuticals, Inc.*	38,901	2,890,344
Mylan, Inc.*	63,714	2,765,188
Intuitive Surgical, Inc.*	6,332	2,431,995
Illumina, Inc.*	21,028	2,326,117
Henry Schein, Inc.*	14,282	1,631,861
Catamaran Corp.*	34,326	1,629,798
Total Health Care		91,164,082
Consumer Staples - 4.6%
Mondelez International, Inc. — Class A	291,838	10,301,881
Costco Wholesale Corp.	72,710	8,653,217
Kraft Foods Group, Inc.	99,156	5,346,492
Whole Foods Market, Inc.	61,929	3,581,354
Monster Beverage Corp.*	27,906	1,891,190
Green Mountain Coffee Roasters, Inc.*,1	24,800	1,874,384
Total Consumer Staples		31,648,518
Industrials - 1.8%
PACCAR, Inc.	58,926	3,486,650
Fastenal Co.	49,376	2,345,854
Verisk Analytics, Inc. — Class A*	27,996	1,839,897
Stericycle, Inc.*	14,262	1,656,817
Expeditors International of Washington, Inc.	34,207	1,513,660
CH Robinson Worldwide, Inc.	25,229	1,471,860
Total Industrials		12,314,738

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 97.6% (continued)
Telecommunication Services - 1.7%
Vodafone Group plc ADR	164,320	$6,459,419
VimpelCom Ltd. ADR	274,920	3,557,465
SBA Communications Corp. — Class A*	21,360	1,918,982
Total Telecommunication Services		11,935,866
Materials - 0.3%
Sigma-Aldrich Corp.	19,909	1,871,645
Total Common Stocks
(Cost $309,313,989)		672,240,690

	Face Amount
REPURCHASE AGREEMENTS††,2 - 2.1%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$10,804,530	10,804,530
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	1,742,739	1,742,739
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	1,081,609	1,081,609
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[3]	902,807	902,807
Total Repurchase Agreements
(Cost $14,531,685)		14,531,685
SECURITIES LENDING COLLATERAL††,4 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	4,102,209	4,102,209
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	604,666	604,666
Total Securities Lending Collateral
(Cost $4,706,875)		4,706,875
Total Investments - 100.4%
(Cost $328,552,549)		$691,479,250
Other Assets & Liabilities, net - (0.4)%		(2,548,731)
Total Net Assets - 100.0%		$688,930,519

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $4,665,700)	65	$31,375

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2014 NASDAQ-100 Index Swap, Terminating 01/28/14[5] (Notional Value $4,365,304)	1,215	$16,515
Credit Suisse Capital, LLC January 2014 NASDAQ-100 Index Swap, Terminating 01/28/14[5] (Notional Value $2,243,627)	625	12,876
Barclays Bank plc January 2014 NASDAQ-100 Index Swap, Terminating 01/31/14[5] (Notional Value $3,737,068)	1,040	7,599
(Total Notional Value $10,345,999)		$36,990

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 55.7%
Information Technology - 10.5%
Apple, Inc.	4,430	$2,485,716
Google, Inc. — Class A*	1,382	1,548,821
Microsoft Corp.	37,402	1,399,957
International Business Machines Corp.	5,025	942,539
Oracle Corp.	17,278	661,056
Intel Corp.	24,474	635,345
QUALCOMM, Inc.	8,318	617,611
Cisco Systems, Inc.	26,324	590,974
Visa, Inc. — Class A	2,507	558,259
Facebook, Inc. — Class A*	8,090	442,199
MasterCard, Inc. — Class A	510	426,085
eBay, Inc.*	5,736	314,849
Hewlett-Packard Co.	9,462	264,747
Accenture plc — Class A	3,130	257,349
EMC Corp.	10,132	254,820
Texas Instruments, Inc.	5,389	236,631
Automatic Data Processing, Inc.	2,370	191,520
Yahoo!, Inc.*	4,645	187,844
Salesforce.com, Inc.*	2,728	150,558
Cognizant Technology Solutions Corp. — Class A*	1,487	150,157
Adobe Systems, Inc.*	2,289	137,065
Corning, Inc.	7,125	126,968
Micron Technology, Inc.*	5,182	112,760
TE Connectivity Ltd.	2,020	111,323
Intuit, Inc.	1,402	107,001
Applied Materials, Inc.	5,929	104,884
Seagate Technology plc	1,605	90,137
Western Digital Corp.	1,036	86,920
Symantec Corp.	3,427	80,809
Broadcom Corp. — Class A	2,657	78,780
SanDisk Corp.	1,112	78,440
Analog Devices, Inc.	1,531	77,974
Fidelity National Information Services, Inc.	1,433	76,923
Motorola Solutions, Inc.	1,134	76,545
Fiserv, Inc.*	1,269	74,934
Paychex, Inc.	1,600	72,848
Amphenol Corp. — Class A	779	69,471
Xerox Corp.	5,698	69,345
NetApp, Inc.	1,677	68,992
Alliance Data Systems Corp.*	240	63,103
Xilinx, Inc.	1,325	60,844
Citrix Systems, Inc.*	918	58,064
Juniper Networks, Inc.*	2,486	56,109
Autodesk, Inc.*	1,106	55,665
CA, Inc.	1,600	53,840
KLA-Tencor Corp.	822	52,986
Linear Technology Corp.	1,157	52,701
Red Hat, Inc.*	933	52,285
Altera Corp.	1,585	51,560
Western Union Co.	2,719	46,903
NVIDIA Corp.	2,849	45,641
Microchip Technology, Inc.	978	43,766
Lam Research Corp.*	800	43,560
Akamai Technologies, Inc.*	881	41,566
Computer Sciences Corp.	725	40,513
VeriSign, Inc.*	634	37,901
Harris Corp.	526	36,720
Teradata Corp.*	804	36,574
Electronic Arts, Inc.*	1,519	34,846
F5 Networks, Inc.*	382	34,709
LSI Corp.	2,683	29,567
Total System Services, Inc.	822	27,356
FLIR Systems, Inc.	697	20,980
First Solar, Inc.*	351	19,179
Jabil Circuit, Inc.	910	15,870
Total Information Technology		15,131,964
Financials - 9.0%
JPMorgan Chase & Co.	18,508	1,082,347
Wells Fargo & Co.	23,601	1,071,485
Berkshire Hathaway, Inc. — Class B*	8,862	1,050,679
Bank of America Corp.	52,514	817,643
Citigroup, Inc.	14,933	778,159
American Express Co.	4,536	411,552
American International Group, Inc.	7,249	370,062
Goldman Sachs Group, Inc.	2,077	368,169
U.S. Bancorp	8,992	363,277
MetLife, Inc.	5,519	297,584
Simon Property Group, Inc.	1,526	232,196
Capital One Financial Corp.	2,839	217,496
Morgan Stanley	6,821	213,907
Prudential Financial, Inc.	2,280	210,262
PNC Financial Services Group, Inc.	2,619	203,183
BlackRock, Inc. — Class A	627	198,427
Bank of New York Mellon Corp.	5,655	197,586
ACE Ltd.	1,674	173,309
Travelers Companies, Inc.	1,792	162,248
State Street Corp.	2,161	158,596
American Tower Corp. — Class A	1,943	155,090
Aflac, Inc.	2,295	153,306
Charles Schwab Corp.	5,709	148,434
Discover Financial Services	2,358	131,930
Marsh & McLennan Companies, Inc.	2,702	130,669
BB&T Corp.	3,467	129,388
IntercontinentalExchange Group, Inc.	569	127,979
Aon plc	1,482	124,325
Allstate Corp.	2,239	122,115
CME Group, Inc. — Class A	1,556	122,084
Chubb Corp.	1,240	119,821
Franklin Resources, Inc.	1,988	114,767
Ameriprise Financial, Inc.	958	110,218
T. Rowe Price Group, Inc.	1,285	107,644
Public Storage	709	106,719
McGraw Hill Financial, Inc.	1,333	104,241
SunTrust Banks, Inc.	2,635	96,994
Fifth Third Bancorp	4,347	91,417
Prologis, Inc.	2,455	90,712
Weyerhaeuser Co.	2,869	90,574
Equity Residential	1,650	85,586

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 55.7% (continued)
Financials - 9.0% (continued)
Ventas, Inc.	1,448	$82,941
HCP, Inc.	2,250	81,720
Hartford Financial Services Group, Inc.	2,201	79,743
Invesco Ltd.	2,180	79,352
Vornado Realty Trust	856	76,004
Boston Properties, Inc.	757	75,980
Health Care REIT, Inc.	1,418	75,962
M&T Bank Corp.	640	74,509
Progressive Corp.	2,718	74,120
Moody's Corp.	932	73,134
Loews Corp.	1,506	72,649
Host Hotels & Resorts, Inc.	3,727	72,453
AvalonBay Communities, Inc.	595	70,347
Northern Trust Corp.	1,106	68,450
Regions Financial Corp.	6,782	67,074
Lincoln National Corp.	1,292	66,693
Principal Financial Group, Inc.	1,348	66,470
KeyCorp	4,415	59,249
SLM Corp.	2,148	56,449
General Growth Properties, Inc.	2,647	53,125
Unum Group	1,286	45,113
XL Group plc — Class A	1,392	44,321
Leucadia National Corp.	1,544	43,757
Comerica, Inc.	901	42,834
Macerich Co.	692	40,752
Plum Creek Timber Company, Inc.	867	40,324
Kimco Realty Corp.	2,017	39,836
Huntington Bancshares, Inc.	4,089	39,459
Cincinnati Financial Corp.	723	37,864
Genworth Financial, Inc. — Class A*	2,429	37,722
CBRE Group, Inc. — Class A*	1,373	36,110
Torchmark Corp.	445	34,777
E*TRADE Financial Corp.*	1,413	27,751
Zions Bancorporation	909	27,234
Assurant, Inc.	358	23,760
People's United Financial, Inc.	1,565	23,662
Legg Mason, Inc.	523	22,740
NASDAQ OMX Group, Inc.	569	22,646
Hudson City Bancorp, Inc.	2,341	22,076
Apartment Investment & Management Co. — Class A	718	18,603
Total Financials		13,139,945
Health Care - 7.2%
Johnson & Johnson	13,891	1,272,278
Pfizer, Inc.	31,909	977,373
Merck & Company, Inc.	14,386	720,019
Gilead Sciences, Inc.*	7,547	567,157
Bristol-Myers Squibb Co.	8,107	430,887
Amgen, Inc.	3,713	423,876
AbbVie, Inc.	7,827	413,344
UnitedHealth Group, Inc.	4,957	373,263
Celgene Corp.*	2,029	342,820
Biogen Idec, Inc.*	1,163	325,349
Abbott Laboratories	7,613	291,806
Medtronic, Inc.	4,915	282,071
Express Scripts Holding Co.*	3,967	278,641
Eli Lilly & Co.	4,881	248,931
Thermo Fisher Scientific, Inc.	1,775	197,647
Baxter International, Inc.	2,671	185,768
McKesson Corp.	1,131	182,543
Allergan, Inc.	1,460	162,177
Covidien plc	2,265	154,247
Actavis plc*	852	143,136
WellPoint, Inc.	1,454	134,335
Alexion Pharmaceuticals, Inc.*	960	127,738
Aetna, Inc.	1,809	124,079
Cigna Corp.	1,361	119,060
Cardinal Health, Inc.	1,685	112,575
Stryker Corp.	1,453	109,178
Regeneron Pharmaceuticals, Inc.*	385	105,967
Becton Dickinson and Co.	955	105,518
Perrigo Company plc	655	100,516
Agilent Technologies, Inc.	1,628	93,105
St. Jude Medical, Inc.	1,435	88,898
Vertex Pharmaceuticals, Inc.*	1,150	85,445
Mylan, Inc.*	1,881	81,635
Cerner Corp.*	1,453	80,990
Zoetis, Inc.	2,462	80,483
AmerisourceBergen Corp. — Class A	1,133	79,661
Humana, Inc.	768	79,273
Boston Scientific Corp.*	6,574	79,019
Zimmer Holdings, Inc.	840	78,280
Intuitive Surgical, Inc.*	187	71,823
Forest Laboratories, Inc.*	1,164	69,875
Life Technologies Corp.*	849	64,354
DaVita HealthCare Partners, Inc.*	869	55,069
CR Bard, Inc.	383	51,299
Waters Corp.*	419	41,900
CareFusion Corp.*	1,041	41,453
Varian Medical Systems, Inc.*	520	40,399
Laboratory Corporation of America Holdings*	430	39,289
Quest Diagnostics, Inc.	716	38,335
Edwards Lifesciences Corp.*	539	35,445
DENTSPLY International, Inc.	698	33,839
Hospira, Inc.*	815	33,643
PerkinElmer, Inc.	553	22,800
Tenet Healthcare Corp.*	489	20,597
Patterson Companies, Inc.	410	16,892
Total Health Care		10,516,100
Consumer Discretionary - 7.0%
Amazon.com, Inc.*	1,825	727,792
Comcast Corp. — Class A	12,830	666,710
Walt Disney Co.	8,046	614,714
Home Depot, Inc.	6,933	570,863
McDonald's Corp.	4,899	475,350
Twenty-First Century Fox, Inc. — Class A	9,662	339,909
Time Warner, Inc.	4,454	310,533
Ford Motor Co.	19,420	299,651
Priceline.com, Inc.*	253	294,087
Starbucks Corp.	3,706	290,513

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 55.7% (continued)
Consumer Discretionary - 7.0% (continued)
NIKE, Inc. — Class B	3,679	$289,317
Lowe's Companies, Inc.	5,149	255,133
General Motors Co.*	5,607	229,158
TJX Companies, Inc.	3,502	223,182
Target Corp.	3,109	196,706
Time Warner Cable, Inc.	1,388	188,074
CBS Corp. — Class B	2,748	175,157
Viacom, Inc. — Class B	1,998	174,505
Johnson Controls, Inc.	3,372	172,984
DIRECTV*	2,406	166,231
Yum! Brands, Inc.	2,193	165,813
VF Corp.	1,724	107,474
Netflix, Inc.*	287	105,665
Discovery Communications, Inc. — Class A*	1,111	100,457
Macy's, Inc.	1,814	96,868
Omnicom Group, Inc.	1,264	94,004
Dollar General Corp.*	1,451	87,524
Carnival Corp.	2,157	86,647
Bed Bath & Beyond, Inc.*	1,057	84,877
Delphi Automotive plc	1,379	82,919
Chipotle Mexican Grill, Inc. — Class A*	152	80,983
AutoZone, Inc.*	168	80,294
Ross Stores, Inc.	1,065	79,800
Mattel, Inc.	1,666	79,268
Coach, Inc.	1,381	77,516
Wynn Resorts Ltd.	398	77,296
Harley-Davidson, Inc.	1,089	75,402
Starwood Hotels & Resorts Worldwide, Inc.	943	74,921
L Brands, Inc.	1,196	73,973
Michael Kors Holdings Ltd.*	883	71,691
O'Reilly Automotive, Inc.*	528	67,959
Genuine Parts Co.	760	63,224
BorgWarner, Inc.	1,119	62,563
Whirlpool Corp.	386	60,548
Dollar Tree, Inc.*	1,021	57,605
Kohl's Corp.	991	56,239
PVH Corp.	402	54,680
Marriott International, Inc. — Class A	1,106	54,592
Best Buy Company, Inc.	1,342	53,519
Ralph Lauren Corp. — Class A	294	51,912
CarMax, Inc.*	1,100	51,722
Staples, Inc.	3,252	51,675
The Gap, Inc.	1,304	50,960
Tiffany & Co.	539	50,008
Wyndham Worldwide Corp.	642	47,309
Scripps Networks Interactive, Inc. — Class A	539	46,575
Newell Rubbermaid, Inc.	1,414	45,828
TripAdvisor, Inc.*	546	45,225
Mohawk Industries, Inc.*	300	44,670
News Corp. — Class A*	2,451	44,167
Nordstrom, Inc.	704	43,507
H&R Block, Inc.	1,345	39,059
PetSmart, Inc.	511	37,175
Interpublic Group of Companies, Inc.	2,049	36,267
Expedia, Inc.	507	35,318
Darden Restaurants, Inc.	641	34,851
PulteGroup, Inc.	1,697	34,568
Gannett Company, Inc.	1,122	33,189
Lennar Corp. — Class A	818	32,360
DR Horton, Inc.	1,399	31,226
Hasbro, Inc.	566	31,136
Family Dollar Stores, Inc.	476	30,926
Goodyear Tire & Rubber Co.	1,219	29,073
Fossil Group, Inc.*	242	29,025
GameStop Corp. — Class A	576	28,374
Garmin Ltd.	606	28,010
Harman International Industries, Inc.	332	27,174
International Game Technology	1,225	22,246
Leggett & Platt, Inc.	695	21,503
Urban Outfitters, Inc.*	535	19,849
Cablevision Systems Corp. — Class A	1,050	18,827
AutoNation, Inc.*	318	15,801
Graham Holdings Co. — Class B	17	11,276
Total Consumer Discretionary		10,175,681
Industrials - 6.1%
General Electric Co.	49,812	1,396,230
United Technologies Corp.	4,156	472,952
Boeing Co.	3,404	464,611
3M Co.	3,149	441,647
Union Pacific Corp.	2,268	381,025
United Parcel Service, Inc. — Class B	3,519	369,777
Honeywell International, Inc.	3,863	352,961
Caterpillar, Inc.	3,133	284,509
Emerson Electric Co.	3,466	243,244
Danaher Corp.	2,950	227,740
FedEx Corp.	1,464	210,479
Lockheed Martin Corp.	1,325	196,975
Precision Castparts Corp.	715	192,550
Eaton Corporation plc	2,332	177,512
Deere & Co.	1,885	172,157
Illinois Tool Works, Inc.	2,010	169,001
General Dynamics Corp.	1,643	156,989
CSX Corp.	4,991	143,591
Raytheon Co.	1,573	142,671
Norfolk Southern Corp.	1,521	141,194
Northrop Grumman Corp.	1,093	125,269
Cummins, Inc.	855	120,529
Delta Air Lines, Inc.	4,212	115,704
PACCAR, Inc.	1,743	103,133
Waste Management, Inc.	2,148	96,381
Parker Hannifin Corp.	735	94,550
Tyco International Ltd.	2,295	94,187
Ingersoll-Rand plc	1,319	81,250
Dover Corp.	839	80,997
Rockwell Automation, Inc.	683	80,703
WW Grainger, Inc.	304	77,648
Pentair Ltd.	981	76,194

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 55.7% (continued)
Industrials - 6.1% (continued)
Roper Industries, Inc.	489	$67,815
Kansas City Southern	540	66,868
Southwest Airlines Co.	3,430	64,621
Fluor Corp.	799	64,151
Fastenal Co.	1,344	63,853
AMETEK, Inc.	1,200	63,204
Stanley Black & Decker, Inc.	764	61,647
Nielsen Holdings N.V.	1,246	57,179
Flowserve Corp.	687	54,156
Textron, Inc.	1,384	50,876
Rockwell Collins, Inc.	665	49,157
Stericycle, Inc.*	422	49,024
L-3 Communications Holdings, Inc.	436	46,591
Pall Corp.	545	46,516
Expeditors International of Washington, Inc.	1,012	44,781
Republic Services, Inc. — Class A	1,330	44,156
CH Robinson Worldwide, Inc.	747	43,580
Equifax, Inc.	599	41,385
Jacobs Engineering Group, Inc.*	645	40,629
Masco Corp.	1,758	40,030
ADT Corp.	984	39,823
Quanta Services, Inc.*	1,061	33,485
Xylem, Inc.	908	31,417
Snap-on, Inc.	282	30,885
Joy Global, Inc.	523	30,590
Cintas Corp.	496	29,556
Robert Half International, Inc.	682	28,637
Iron Mountain, Inc.	836	25,373
Dun & Bradstreet Corp.	188	23,077
Pitney Bowes, Inc.	990	23,067
Allegion plc*	440	19,458
Ryder System, Inc.	255	18,814
Total Industrials		8,878,761
Energy - 5.7%
Exxon Mobil Corp.	21,508	2,176,609
Chevron Corp.	9,469	1,182,773
Schlumberger Ltd.	6,484	584,273
ConocoPhillips	6,027	425,808
Occidental Petroleum Corp.	3,969	377,452
Phillips 66	2,952	227,688
EOG Resources, Inc.	1,344	225,578
Halliburton Co.	4,175	211,881
Anadarko Petroleum Corp.	2,478	196,555
Apache Corp.	1,966	168,958
National Oilwell Varco, Inc.	2,106	167,490
Marathon Petroleum Corp.	1,482	135,944
Valero Energy Corp.	2,656	133,862
Williams Companies, Inc.	3,365	129,788
Pioneer Natural Resources Co.	703	129,401
Marathon Oil Corp.	3,430	121,079
Baker Hughes, Inc.	2,182	120,577
Noble Energy, Inc.	1,769	120,487
Kinder Morgan, Inc.	3,315	119,340
Spectra Energy Corp.	3,299	117,510
Hess Corp.	1,400	116,200
Devon Energy Corp.	1,878	116,192
Transocean Ltd.	1,669	82,482
Cabot Oil & Gas Corp.	2,069	80,194
Cameron International Corp.*	1,171	69,710
Southwestern Energy Co.*	1,727	67,923
Range Resources Corp.	805	67,870
Chesapeake Energy Corp.	2,489	67,551
Equities Corp.	740	66,437
Ensco plc — Class A	1,147	65,585
FMC Technologies, Inc.*	1,165	60,825
Murphy Oil Corp.	861	55,862
Noble Corporation plc	1,248	46,763
Helmerich & Payne, Inc.	525	44,142
CONSOL Energy, Inc.	1,123	42,719
Tesoro Corp.	654	38,259
Denbury Resources, Inc.*	1,805	29,656
QEP Resources, Inc.	882	27,033
Peabody Energy Corp.	1,328	25,936
Nabors Industries Ltd.	1,279	21,730
Rowan Companies plc — Class A*	612	21,640
WPX Energy, Inc.*	989	20,156
Diamond Offshore Drilling, Inc.	342	19,467
Newfield Exploration Co.*	669	16,477
Total Energy		8,343,862
Consumer Staples - 5.4%
Procter & Gamble Co.	13,383	1,089,511
Coca-Cola Co.	18,698	772,414
Philip Morris International, Inc.	7,888	687,281
Wal-Mart Stores, Inc.	7,966	626,844
PepsiCo, Inc.	7,551	626,280
CVS Caremark Corp.	5,860	419,400
Altria Group, Inc.	9,847	378,026
Mondelez International, Inc. — Class A	8,635	304,815
Colgate-Palmolive Co.	4,327	282,164
Costco Wholesale Corp.	2,151	255,991
Walgreen Co.	4,288	246,303
Kimberly-Clark Corp.	1,879	196,280
Kraft Foods Group, Inc.	2,932	158,093
General Mills, Inc.	3,123	155,869
Archer-Daniels-Midland Co.	3,239	140,573
Whole Foods Market, Inc.	1,832	105,944
Sysco Corp.	2,863	103,354
Kroger Co.	2,564	101,355
Estee Lauder Companies, Inc. — Class A	1,258	94,752
Lorillard, Inc.	1,814	91,934
Mead Johnson Nutrition Co. — Class A	994	83,257
Kellogg Co.	1,266	77,315
Reynolds American, Inc.	1,543	77,135
Hershey Co.	733	71,270
ConAgra Foods, Inc.	2,077	69,995
Brown-Forman Corp. — Class B	798	60,305
Clorox Co.	635	58,903
Constellation Brands, Inc. — Class A*	817	57,500
Beam, Inc.	802	54,584
JM Smucker Co.	513	53,157

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 55.7% (continued)
Consumer Staples - 5.4% (continued)
Coca-Cola Enterprises, Inc.	1,189	$52,471
Dr Pepper Snapple Group, Inc.	988	48,135
Monster Beverage Corp.*	669	45,338
McCormick & Company, Inc.	650	44,798
Tyson Foods, Inc. — Class A	1,337	44,736
Molson Coors Brewing Co. — Class B	778	43,685
Safeway, Inc.	1,210	39,410
Campbell Soup Co.	882	38,173
Avon Products, Inc.	2,136	36,782
Hormel Foods Corp.	663	29,948
Total Consumer Staples		7,924,080
Materials - 1.9%
Monsanto Co.	2,589	301,747
EI du Pont de Nemours & Co.	4,556	296,002
Dow Chemical Co.	5,966	264,890
Freeport-McMoRan Copper & Gold, Inc.	5,111	192,889
Praxair, Inc.	1,449	188,414
LyondellBasell Industries N.V. — Class A	2,151	172,683
Ecolab, Inc.	1,335	139,200
PPG Industries, Inc.	699	132,572
Air Products & Chemicals, Inc.	1,040	116,251
International Paper Co.	2,184	107,082
Nucor Corp.	1,567	83,647
Mosaic Co.	1,678	79,319
Sherwin-Williams Co.	424	77,804
CF Industries Holdings, Inc.	279	65,018
Eastman Chemical Co.	758	61,171
Newmont Mining Corp.	2,451	56,447
Alcoa, Inc.	5,266	55,978
Sigma-Aldrich Corp.	589	55,372
FMC Corp.	656	49,502
Vulcan Materials Co.	640	38,029
Ball Corp.	712	36,782
Airgas, Inc.	327	36,575
International Flavors & Fragrances, Inc.	401	34,478
Sealed Air Corp.	962	32,756
MeadWestvaco Corp.	880	32,498
Owens-Illinois, Inc.*	815	29,161
Avery Dennison Corp.	476	23,890
United States Steel Corp.	712	21,004
Bemis Company, Inc.	507	20,767
Cliffs Natural Resources, Inc.	754	19,762
Allegheny Technologies, Inc.	527	18,777
Total Materials		2,840,467
Utilities - 1.6%
Duke Energy Corp.	3,476	239,879
Dominion Resources, Inc.	2,857	184,819
NextEra Energy, Inc.	2,118	181,343
Southern Co.	4,343	178,541
Exelon Corp.	4,219	115,558
American Electric Power Company, Inc.	2,399	112,129
Sempra Energy	1,119	100,441
PPL Corp.	3,103	93,369
PG&E Corp.	2,208	88,938
Public Service Enterprise Group, Inc.	2,489	79,748
Consolidated Edison, Inc.	1,442	79,714
Edison International	1,603	74,219
Xcel Energy, Inc.	2,450	68,453
FirstEnergy Corp.	2,059	67,906
Northeast Utilities	1,551	65,747
ONEOK, Inc.	1,016	63,175
DTE Energy Co.	868	57,627
Entergy Corp.	878	55,551
NiSource, Inc.	1,541	50,668
CenterPoint Energy, Inc.	2,110	48,910
AES Corp.	3,237	46,969
Wisconsin Energy Corp.	1,115	46,094
NRG Energy, Inc.	1,589	45,636
Ameren Corp.	1,192	43,103
CMS Energy Corp.	1,310	35,069
SCANA Corp.	687	32,241
Pinnacle West Capital Corp.	539	28,524
AGL Resources, Inc.	583	27,535
Pepco Holdings, Inc.	1,234	23,606
Integrys Energy Group, Inc.	393	21,383
TECO Energy, Inc.	1,006	17,343
Total Utilities		2,374,238
Telecommunication Services - 1.3%
AT&T, Inc.	25,937	911,944
Verizon Communications, Inc.	14,090	692,383
Crown Castle International Corp.*	1,646	120,866
CenturyLink, Inc.	2,910	92,684
Windstream Holdings, Inc.[1]	2,934	23,413
Frontier Communications Corp.	4,921	22,883
Total Telecommunication Services		1,864,173
Total Common Stocks
(Cost $55,439,475)		81,189,271

	Face Amount
REPURCHASE AGREEMENTS††,2 - 20.0%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$22,902,051	22,902,051
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	3,694,033	3,694,033
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	2,292,655	2,292,655
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[3]	296,059	296,059
Total Repurchase Agreements
(Cost $29,184,798)		29,184,798

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$5,752	$5,752
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	848	848
Total Securities Lending Collateral
(Cost $6,600)		6,600
Total Investments - 75.7%
(Cost $84,630,873)		$110,380,669
Other Assets & Liabilities, net - 24.3%		35,522,533
Total Net Assets - 100.0%		$145,903,202

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $6,639,300)	72	$81,691

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2014 S&P 500 Index Swap, Terminating 01/31/14[5] (Notional Value $64,514,548)	34,904	$206,961
Credit Suisse Capital, LLC January 2014 S&P 500 Index Swap, Terminating 01/28/14[5] (Notional Value $43,662,340)	23,622	152,181
Goldman Sachs International January 2014 S&P 500 Index Swap, Terminating 01/28/14[5] (Notional Value $22,611,057)	12,233	9,604
(Total Notional Value $130,787,945)		$368,746

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Gold - 67.1%
Barrick Gold Corp.	239,144	$4,216,108
Newmont Mining Corp.	159,707	3,678,052
Goldcorp, Inc.	155,750	3,375,103
Yamana Gold, Inc.[1]	232,129	2,000,952
Randgold Resources Ltd. ADR	29,766	1,869,602
Agnico Eagle Mines Ltd.	65,942	1,739,550
AngloGold Ashanti Ltd. ADR	142,129	1,665,752
Kinross Gold Corp.	375,283	1,643,740
Royal Gold, Inc.	34,399	1,584,762
Eldorado Gold Corp.	273,823	1,558,053
IAMGOLD Corp.	420,265	1,399,482
Gold Fields Ltd. ADR	404,702	1,295,046
New Gold, Inc.*	240,440	1,259,906
Cia de Minas Buenaventura SAA ADR	111,210	1,247,776
Franco-Nevada Corp.	30,256	1,232,629
Allied Nevada Gold Corp.*,1	331,600	1,177,180
AuRico Gold, Inc.	225,939	826,937
Harmony Gold Mining Company Ltd. ADR	324,836	821,835
Seabridge Gold, Inc.*,1	83,866	612,222
B2Gold Corp.*,1	302,954	611,967
Novagold Resources, Inc.*	204,693	519,920
Sibanye Gold Ltd. ADR	97,700	469,937
Pretium Resources, Inc.*,1	89,628	462,480
Gold Resource Corp.[1]	98,118	444,475
Alamos Gold, Inc.	36,529	443,097
Sandstorm Gold Ltd.*	55,900	238,693
Newcrest Mining Ltd. ADR	15,572	109,627
Total Gold		36,504,883
Precious Metals & Minerals - 20.4%
Silver Wheaton Corp.	128,497	2,594,354
Pan American Silver Corp.	110,426	1,291,984
Coeur Mining, Inc.*	109,078	1,183,496
Hecla Mining Co.	363,676	1,120,122
First Majestic Silver Corp.*	93,441	915,722
Stillwater Mining Co.*	73,932	912,321
Silver Standard Resources, Inc.*	105,682	735,547
McEwen Mining, Inc.*,1	344,356	674,938
Endeavour Silver Corp.*	180,611	655,618
Dominion Diamond Corp.*	30,522	438,296
Silvercorp Metals, Inc.	187,300	428,917
Tahoe Resources, Inc.*	9,953	165,618
Total Precious Metals & Minerals		11,116,933
Diversified Metals & Mining - 12.0%
Freeport-McMoRan Copper & Gold, Inc.	127,995	4,830,531
Southern Copper Corp.	58,705	1,685,421
Total Diversified Metals & Mining		6,515,952
Total Common Stocks
(Cost $35,994,270)		54,137,768

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 7.1%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$3,366,126	3,366,126
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	496,167	496,167
Total Securities Lending Collateral
(Cost $3,862,293)		3,862,293
Total Investments - 106.6%
(Cost $39,856,563)		$58,000,061
Other Assets & Liabilities, net - (6.6)%		(3,599,086)
Total Net Assets - 100.0%		$54,400,975

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.8%
Real Estate Investment Trusts (REITs) - 90.5%
Specialized Reits - 26.8%
American Tower Corp. — Class A	2,282	$182,150
Public Storage	1,073	161,509
Weyerhaeuser Co.	4,309	136,035
Ventas, Inc.	2,330	133,462
HCP, Inc.	3,645	132,386
Health Care REIT, Inc.	2,414	129,318
Host Hotels & Resorts, Inc.	6,367	123,774
Plum Creek Timber Company, Inc.	1,962	91,253
Rayonier, Inc.	1,768	74,433
Extra Space Storage, Inc.	1,677	70,652
Senior Housing Properties Trust	2,971	66,045
Hospitality Properties Trust	2,350	63,521
Corrections Corporation of America	1,959	62,825
Omega Healthcare Investors, Inc.	2,058	61,328
LaSalle Hotel Properties	1,816	56,042
RLJ Lodging Trust	2,230	54,234
Sunstone Hotel Investors, Inc.	3,751	50,263
EPR Properties	1,019	50,094
Healthcare Trust of America, Inc. — Class A	4,991	49,111
Geo Group, Inc.	1,520	48,974
CubeSmart	3,020	48,139
DiamondRock Hospitality Co.	4,163	48,083
Ryman Hospitality Properties, Inc.	1,110	46,376
Sovran Self Storage, Inc.	708	46,140
Healthcare Realty Trust, Inc.	2,163	46,094
Alexander & Baldwin, Inc.	1,090	45,486
Medical Properties Trust, Inc.	3,659	44,713
Pebblebrook Hotel Trust	1,440	44,294
Strategic Hotels & Resorts, Inc.*	4,620	43,659
Potlatch Corp.	989	41,281
Total Specialized Reits		2,251,674
Retail Reits - 17.3%
Simon Property Group, Inc.	1,431	217,742
General Growth Properties, Inc.	6,918	138,844
Macerich Co.	1,580	93,046
Kimco Realty Corp.	4,571	90,277
Realty Income Corp.	2,355	87,912
Cole Real Estate Investment, Inc.	6,000	84,240
Federal Realty Investment Trust	815	82,649
DDR Corp.	4,977	76,496
Regency Centers Corp.	1,445	66,904
Taubman Centers, Inc.	1,019	65,134
National Retail Properties, Inc.	2,033	61,661
Weingarten Realty Investors	2,133	58,487
CBL & Associates Properties, Inc.	3,147	56,520
Tanger Factory Outlet Centers	1,756	56,227
Retail Properties of America, Inc. — Class A	4,380	55,714
Equity One, Inc.	2,373	53,250
Glimcher Realty Trust	4,063	38,030
Acadia Realty Trust	1,500	37,245
Pennsylvania Real Estate Investment Trust	1,880	35,682
Total Retail Reits		1,456,060
Residential Reits - 12.7%
Equity Residential	2,699	139,997
AvalonBay Communities, Inc.	1,065	125,915
UDR, Inc.	3,398	79,343
Essex Property Trust, Inc.	518	74,338
Camden Property Trust	1,240	70,531
Mid-America Apartment Communities, Inc.	1,144	69,487
BRE Properties, Inc.	1,205	65,926
Apartment Investment & Management Co. — Class A	2,434	63,065
American Campus Communities, Inc.	1,813	58,397
Home Properties, Inc.	1,069	57,320
Equity Lifestyle Properties, Inc.	1,562	56,591
American Homes 4 Rent — Class A	3,450	55,890
Post Properties, Inc.	1,123	50,793
Sun Communities, Inc.	930	39,655
Education Realty Trust, Inc.	3,733	32,925
Associated Estates Realty Corp.	1,950	31,298
Total Residential Reits		1,071,471
Office Reits - 11.0%
Boston Properties, Inc.	1,216	122,049
SL Green Realty Corp.	1,026	94,782
Digital Realty Trust, Inc.	1,688	82,915
Alexandria Real Estate Equities, Inc.	1,064	67,692
Kilroy Realty Corp.	1,276	64,030
BioMed Realty Trust, Inc.	3,320	60,158
Douglas Emmett, Inc.	2,490	57,992
Highwoods Properties, Inc.	1,600	57,872
CommonWealth REIT	2,262	52,727
Piedmont Office Realty Trust, Inc. — Class A	3,136	51,807
Brandywine Realty Trust	3,389	47,751
Corporate Office Properties Trust	1,894	44,869
Mack-Cali Realty Corp.	2,055	44,141
DuPont Fabros Technology, Inc.	1,689	41,735
Government Properties Income Trust	1,490	37,027
Total Office Reits		927,547
Mortgage Reits - 10.2%
Annaly Capital Management, Inc.	9,893	98,634
American Capital Agency Corp.	4,543	87,635
Starwood Property Trust, Inc.	2,682	74,291
NorthStar Realty Finance Corp.	4,740	63,753
Two Harbors Investment Corp.	6,130	56,886
MFA Financial, Inc.	7,192	50,776
Newcastle Investment Corp.	8,090	46,437
Invesco Mortgage Capital, Inc.	3,019	44,319
Redwood Trust, Inc.	2,100	40,677
PennyMac Mortgage Investment Trust	1,770	40,639
New Residential Investment Corp.	6,080	40,614
Hatteras Financial Corp.	2,467	40,311
Colony Financial, Inc.	1,960	39,768
iStar Financial, Inc.*	2,540	36,246
CYS Investments, Inc.	4,886	36,205

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Real Estate Investment Trusts (REITs) - 90.5% (continued)
Mortgage Reits - 10.2% (continued)
Capstead Mortgage Corp.	2,830	$34,186
American Capital Mortgage Investment Corp.	1,740	30,380
Total Mortgage Reits		861,757
Diversifed Reits - 8.4%
Vornado Realty Trust	1,471	130,610
Duke Realty Corp.	4,763	71,636
Liberty Property Trust	2,086	70,653
WP Carey, Inc.	1,052	64,540
Spirit Realty Capital, Inc.	6,265	61,585
American Realty Capital Properties, Inc.	3,930	50,540
Lexington Realty Trust	4,783	48,834
PS Business Parks, Inc.	600	45,852
Cousins Properties, Inc.	4,330	44,599
Chambers Street Properties	5,710	43,682
Washington Real Estate Investment Trust	1,690	39,478
American Assets Trust, Inc.	1,140	35,830
Total Diversifed Reits		707,839
Industrial Reits - 3.3%
Prologis, Inc.	3,749	138,525
DCT Industrial Trust, Inc.	6,830	48,698
First Industrial Realty Trust, Inc.	2,610	45,545
EastGroup Properties, Inc.	731	42,347
Total Industrial Reits		275,115
Casinos & Gaming - 0.8%
Gaming and Leisure Properties, Inc.*	1,366	69,406
Total Real Estate Investment Trusts (REITs)		7,620,869
Real Estate Management & Development - 9.3%
Real Estate Services - 4.5%
CBRE Group, Inc. — Class A*	3,620	95,207
Realogy Holdings Corp.*	1,764	87,265
Jones Lang LaSalle, Inc.	673	68,908
E-House China Holdings Ltd. ADR	4,450	67,106
Altisource Portfolio Solutions S.A.*	372	59,010
Total Real Estate Services		377,496
Real Estate Operating Companies - 2.6%
Brookfield Office Properties, Inc.	5,226	100,601
Forest City Enterprises, Inc. — Class A*	3,302	63,068
Altisource Residential Corp.	1,940	58,413
Total Real Estate Operating Companies		222,082
Diversified Real Estate Activities - 1.3%
Brookfield Asset Management, Inc. — Class A	1,720	66,787
St. Joe Co.*	2,278	43,715
Total Diversified Real Estate Activities		110,502
Real Estate Development - 0.9%
Howard Hughes Corp.*	602	72,300
Total Real Estate Management & Development		782,380
Total Common Stocks
(Cost $5,693,457)		8,403,249
Total Investments - 99.8%
(Cost $5,693,457)		$8,403,249
Other Assets & Liabilities, net - 0.2%		14,139
Total Net Assets - 100.0%		$8,417,388

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Apparel Retail - 16.2%
TJX Companies, Inc.	13,512	$861,119
The Gap, Inc.	13,849	541,219
L Brands, Inc.	8,657	535,435
Ross Stores, Inc.	6,800	509,524
Foot Locker, Inc.	7,593	314,654
Urban Outfitters, Inc.*	8,039	298,247
DSW, Inc. — Class A	5,920	252,962
Ascena Retail Group, Inc.*	11,406	241,351
Chico's FAS, Inc.	11,826	222,802
American Eagle Outfitters, Inc.	14,900	214,560
Buckle, Inc.[1]	3,923	206,193
Guess?, Inc.	6,600	205,062
Abercrombie & Fitch Co. — Class A	6,116	201,278
Men's Wearhouse, Inc.	3,901	199,263
Genesco, Inc.*	2,361	172,495
ANN, Inc.*	4,382	160,206
Express, Inc.*	8,490	158,508
Jos. A. Bank Clothiers, Inc.*	2,833	155,050
Finish Line, Inc. — Class A	5,366	151,160
Children's Place Retail Stores, Inc.*	2,568	146,299
Aeropostale, Inc.*	12,595	114,489
Francesca's Holdings Corp.*	5,870	108,067
Total Apparel Retail		5,969,943
Internet Retail - 15.6%
Amazon.com, Inc.*	4,167	1,661,758
Priceline.com, Inc.*	838	974,091
Netflix, Inc.*	1,611	593,122
TripAdvisor, Inc.*	5,275	436,928
Ctrip.com International Ltd. ADR*	8,160	404,899
Expedia, Inc.	5,395	375,816
Groupon, Inc. — Class A*	28,829	339,317
Vipshop Holdings Ltd. ADR*	3,450	288,696
Liberty Ventures*	2,270	278,279
HomeAway, Inc.*	5,920	242,010
Shutterfly, Inc.*	3,528	179,681
Total Internet Retail		5,774,597
Specialty Stores - 12.0%
Tiffany & Co.	4,625	429,107
Tractor Supply Co.	5,482	425,293
Staples, Inc.	25,945	412,265
Dick's Sporting Goods, Inc.	5,917	343,778
PetSmart, Inc.	4,702	342,071
Ulta Salon Cosmetics & Fragrance, Inc.*	3,305	318,999
GNC Holdings, Inc. — Class A	5,111	298,738
Signet Jewelers Ltd.	3,688	290,246
Sally Beauty Holdings, Inc.*	9,106	275,274
Cabela's, Inc.*	4,054	270,240
Office Depot, Inc.*	40,220	212,764
Five Below, Inc.*	4,460	192,672
Outerwall, Inc.*	2,620	176,247
Hibbett Sports, Inc.*,1	2,560	172,058
Vitamin Shoppe, Inc.*	3,171	164,924
Barnes & Noble, Inc.*	8,274	123,696
Total Specialty Stores		4,448,372
Hypermarkets & Super Centers - 9.3%
Wal-Mart Stores, Inc.	26,050	2,049,874
Costco Wholesale Corp.	7,677	913,640
PriceSmart, Inc.	2,100	242,634
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,082	227,013
Total Hypermarkets & Super Centers		3,433,161
Automotive Retail - 8.6%
AutoZone, Inc.*	1,090	520,954
O'Reilly Automotive, Inc.*	3,653	470,177
CarMax, Inc.*	8,047	378,370
Advance Auto Parts, Inc.	3,341	369,782
AutoNation, Inc.*	6,164	306,289
Penske Automotive Group, Inc.	5,550	261,738
CST Brands, Inc.	5,770	211,874
Murphy USA, Inc.*	4,160	172,890
Group 1 Automotive, Inc.	2,387	169,525
Lithia Motors, Inc. — Class A	2,440	169,385
Asbury Automotive Group, Inc.*	2,890	155,309
Total Automotive Retail		3,186,293
Home Improvement Retail - 6.8%
Home Depot, Inc.	16,823	1,385,206
Lowe's Companies, Inc.	18,505	916,923
Lumber Liquidators Holdings, Inc.*	2,060	211,953
Total Home Improvement Retail		2,514,082
Drug Retail - 6.4%
CVS Caremark Corp.	16,277	1,164,945
Walgreen Co.	16,466	945,807
Rite Aid Corp.*	54,520	275,871
Total Drug Retail		2,386,623
General Merchandise Stores - 6.3%
Target Corp.	12,844	812,640
Dollar General Corp.*	9,401	567,068
Dollar Tree, Inc.*	7,760	437,819
Family Dollar Stores, Inc.	5,410	351,488
Big Lots, Inc.*	5,518	178,176
Total General Merchandise Stores		2,347,191
Department Stores - 6.1%
Macy's, Inc.	10,648	568,603
Kohl's Corp.	7,889	447,701
Nordstrom, Inc.	7,125	440,325
Sears Holdings Corp.*,1	6,120	300,125
Dillard's, Inc. — Class A	2,789	271,119
JC Penney Company, Inc.*,1	25,629	234,505
Total Department Stores		2,262,378
Homefurnishing Retail - 4.2%
Bed Bath & Beyond, Inc.*	6,588	529,016
Williams-Sonoma, Inc.	5,068	295,363
Restoration Hardware Holdings, Inc.*	3,160	212,668
Pier 1 Imports, Inc.	8,408	194,057
Aaron's, Inc.	6,487	190,718
Select Comfort Corp.*	6,247	131,749
Total Homefurnishing Retail		1,553,571
Computer & Electronics Retail - 3.1%
Best Buy Company, Inc.	11,473	457,543
GameStop Corp. — Class A	5,945	292,851
Conn's, Inc.*	2,820	222,188

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Computer & Electronics Retail - 3.1% (continued)
Rent-A-Center, Inc. — Class A	5,079	$169,334
Total Computer & Electronics Retail		1,141,916
Distributors - 2.9%
Genuine Parts Co.	5,533	460,291
LKQ Corp.*	12,397	407,861
Pool Corp.	3,610	209,885
Total Distributors		1,078,037
Catalog Retail - 2.0%
Liberty Interactive Corp. — Class A*	16,903	496,103
HSN, Inc.	3,710	231,133
Total Catalog Retail		727,236
Total Common Stocks
(Cost $25,527,609)		36,823,400

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$578,918	$578,918
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	85,332	85,332
Total Securities Lending Collateral
(Cost $664,250)		664,250
Total Investments - 101.3%
(Cost $26,191,859)		$37,487,650
Other Assets & Liabilities, net - (1.3)%		(474,094)
Total Net Assets - 100.0%		$37,013,556

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4 .

ADR — American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1%
Financials - 17.5%
CNO Financial Group, Inc.	3,250	$57,493
NorthStar Realty Finance Corp.	4,233	56,935
Prosperity Bancshares, Inc.	883	55,972
FirstMerit Corp.	2,422	53,840
Financial Engines, Inc.	718	49,886
Highwoods Properties, Inc.	1,313	47,491
LaSalle Hotel Properties	1,524	47,030
Prospect Capital Corp.	4,069	45,654
Hancock Holding Co.	1,239	45,446
Stifel Financial Corp.*	932	44,660
First American Financial Corp.	1,579	44,527
RLJ Lodging Trust	1,808	43,970
Webster Financial Corp.	1,320	41,157
MGIC Investment Corp.*	4,745	40,047
Portfolio Recovery Associates, Inc.*	738	38,996
EPR Properties	759	37,311
Texas Capital Bancshares, Inc.*	599	37,257
MarketAxess Holdings, Inc.	548	36,645
Sunstone Hotel Investors, Inc.	2,673	35,818
Primerica, Inc.	834	35,787
Radian Group, Inc.	2,529	35,708
BancorpSouth, Inc.	1,391	35,358
Susquehanna Bancshares, Inc.	2,729	35,039
Geo Group, Inc.	1,043	33,605
UMB Financial Corp.	521	33,489
DiamondRock Hospitality Co.	2,855	32,975
Glacier Bancorp, Inc.	1,053	31,369
Umpqua Holdings Corp.	1,637	31,332
CubeSmart	1,952	31,115
Cathay General Bancorp	1,149	30,713
First Financial Bankshares, Inc.	461	30,574
DCT Industrial Trust, Inc.	4,247	30,282
RLI Corp.	310	30,187
Healthcare Realty Trust, Inc.	1,404	29,919
Sovran Self Storage, Inc.	457	29,783
Invesco Mortgage Capital, Inc.	1,979	29,052
American Realty Capital Properties, Inc.	2,251	28,947
Medical Properties Trust, Inc.	2,359	28,827
Apollo Investment Corp.	3,291	27,908
Evercore Partners, Inc. — Class A	465	27,798
FNB Corp.	2,200	27,764
Pebblebrook Hotel Trust	900	27,684
PrivateBancorp, Inc. — Class A	953	27,570
First Industrial Realty Trust, Inc.	1,574	27,466
IBERIABANK Corp.	437	27,465
Ryman Hospitality Properties, Inc.	650	27,157
Janus Capital Group, Inc.	2,180	26,967
Lexington Realty Trust	2,625	26,801
First Cash Financial Services, Inc.*	432	26,714
Chambers Street Properties	3,463	26,492
Trustmark Corp.	986	26,464
Platinum Underwriters Holdings Ltd.	430	26,351
Capitol Federal Financial, Inc.	2,175	26,338
Alexander & Baldwin, Inc.	629	26,248
WisdomTree Investments, Inc.*	1,465	25,945
MB Financial, Inc.	806	25,865
Western Alliance Bancorporation*	1,079	25,745
EastGroup Properties, Inc.	443	25,663
Bank of the Ozarks, Inc.	453	25,635
Cousins Properties, Inc.	2,460	25,338
Strategic Hotels & Resorts, Inc.*	2,655	25,090
Wintrust Financial Corp.	539	24,859
American Equity Investment Life Holding Co.	941	24,824
Potlatch Corp.	593	24,752
New Residential Investment Corp.	3,699	24,709
Home BancShares, Inc.	658	24,576
Greenhill & Company, Inc.	414	23,987
Home Loan Servicing Solutions Ltd.	1,039	23,865
PennyMac Mortgage Investment Trust	1,035	23,764
National Health Investors, Inc.	423	23,730
First Financial Holdings, Inc.	352	23,412
PacWest Bancorp	554	23,390
Community Bank System, Inc.	587	23,292
Redwood Trust, Inc.	1,199	23,225
United Bankshares, Inc.[1]	734	23,084
CVB Financial Corp.	1,339	22,857
Old National Bancorp	1,483	22,794
Colony Financial, Inc.	1,122	22,765
Washington Real Estate Investment Trust	971	22,683
Symetra Financial Corp.	1,191	22,581
DuPont Fabros Technology, Inc.	910	22,486
Sun Communities, Inc.	525	22,385
Westamerica Bancorporation	393	22,189
Selective Insurance Group, Inc.	817	22,108
ARMOUR Residential REIT, Inc.	5,469	21,931
EverBank Financial Corp.	1,173	21,512
PS Business Parks, Inc.	281	21,474
Hilltop Holdings, Inc.*	910	21,048
International Bancshares Corp.	781	20,611
Virtus Investment Partners, Inc.*	103	20,605
Columbia Banking System, Inc.	746	20,522
PHH Corp.*	835	20,332
Northwest Bancshares, Inc.	1,369	20,234
Acadia Realty Trust	806	20,012
Government Properties Income Trust	803	19,955
Equity One, Inc.	883	19,815
Glimcher Realty Trust	2,113	19,778
Enstar Group Ltd.*	140	19,447
National Penn Bancshares, Inc.	1,713	19,408
First Midwest Bancorp, Inc.	1,097	19,230
BBCN Bancorp, Inc.	1,157	19,195
Walter Investment Management Corp.*	539	19,059

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Financials - 17.5% (continued)
Pennsylvania Real Estate Investment Trust	999	$18,961
CYS Investments, Inc.	2,549	18,888
Montpelier Re Holdings Ltd.	647	18,828
Investors Bancorp, Inc.	736	18,827
Main Street Capital Corp.	570	18,633
Encore Capital Group, Inc.*	370	18,596
Altisource Residential Corp.	616	18,548
Argo Group International Holdings Ltd.	398	18,503
Fifth Street Finance Corp.	1,997	18,472
Kennedy-Wilson Holdings, Inc.	829	18,445
Empire State Realty Trust, Inc. — Class A	1,205	18,437
Horace Mann Educators Corp.	581	18,325
Chesapeake Lodging Trust	709	17,931
Astoria Financial Corp.	1,295	17,910
LTC Properties, Inc.	504	17,837
iStar Financial, Inc.*	1,248	17,809
Sterling Financial Corp.	501	17,074
Provident Financial Services, Inc.	878	16,963
Capstead Mortgage Corp.	1,400	16,912
Pinnacle Financial Partners, Inc.	513	16,688
NBT Bancorp, Inc.	641	16,602
Hersha Hospitality Trust — Class A	2,959	16,482
Sterling Bancorp	1,221	16,325
ViewPoint Financial Group, Inc.	586	16,086
Ambac Financial Group, Inc.*	654	16,062
Cash America International, Inc.	416	15,933
Franklin Street Properties Corp.	1,317	15,738
Parkway Properties, Inc.	806	15,540
Retail Opportunity Investments Corp.	1,051	15,471
American Assets Trust, Inc.	490	15,401
Ramco-Gershenson Properties Trust	971	15,284
Solar Capital Ltd.	663	14,950
FelCor Lodging Trust, Inc.*	1,812	14,786
Education Realty Trust, Inc.	1,670	14,729
First Financial Bancorp	845	14,728
Hercules Technology Growth Capital, Inc.	898	14,727
Amtrust Financial Services, Inc.	450	14,711
Boston Private Financial Holdings, Inc.	1,161	14,652
Sabra Health Care REIT, Inc.	546	14,272
Employers Holdings, Inc.	450	14,243
Renasant Corp.	452	14,220
National Bank Holdings Corp. — Class A	664	14,210
Park National Corp.	167	14,207
Nelnet, Inc. — Class A	337	14,201
Greenlight Capital Re Ltd. — Class A*	414	13,956
BofI Holding, Inc.*	176	13,804
Hudson Pacific Properties, Inc.	630	13,778
Chemical Financial Corp.	434	13,745
American Capital Mortgage Investment Corp.	777	13,566
Independent Bank Corp.	345	13,521
Associated Estates Realty Corp.	841	13,498
Inland Real Estate Corp.	1,245	13,097
Credit Acceptance Corp.*	100	12,999
HFF, Inc. — Class A*	480	12,888
Investors Real Estate Trust	1,478	12,681
Banner Corp.	282	12,639
First Commonwealth Financial Corp.	1,427	12,586
Kite Realty Group Trust	1,914	12,575
KCG Holdings, Inc. — Class A*	1,042	12,462
eHealth, Inc.*	267	12,413
STAG Industrial, Inc.	608	12,397
Infinity Property & Casualty Corp.	170	12,198
WesBanco, Inc.	381	12,192
Banco Latinoamericano de Comercio Exterior S.A. — Class E	429	12,021
First Merchants Corp.	515	11,721
OFG Bancorp	670	11,618
AMERISAFE, Inc.	272	11,489
Triangle Capital Corp.	407	11,254
BGC Partners, Inc. — Class A	1,856	11,247
PennantPark Investment Corp.	969	11,240
Investment Technology Group, Inc.*	544	11,185
United Community Banks, Inc.*	630	11,183
Northfield Bancorp, Inc.	847	11,180
World Acceptance Corp.*	127	11,116
S&T Bancorp, Inc.	437	11,060
Resource Capital Corp.	1,861	11,036
Cohen & Steers, Inc.	275	11,017
Wilshire Bancorp, Inc.	994	10,864
Forestar Group, Inc.*	508	10,805
Tompkins Financial Corp.	210	10,792
City Holding Co.	232	10,749
Oritani Financial Corp.	659	10,577
Summit Hotel Properties, Inc.	1,165	10,485
Sandy Spring Bancorp, Inc.	370	10,430
Golub Capital BDC, Inc.	545	10,415
ICG Group, Inc.*	557	10,377
Safety Insurance Group, Inc.	184	10,359
Hanmi Financial Corp.	466	10,201
Berkshire Hills Bancorp, Inc.	372	10,144
BlackRock Kelso Capital Corp.	1,086	10,132
Stewart Information Services Corp.	313	10,101
Eagle Bancorp, Inc.*	328	10,047
First Potomac Realty Trust	863	10,037
TrustCo Bank Corp. NY	1,376	9,880
New Mountain Finance Corp.	656	9,866
Brookline Bancorp, Inc.	1,027	9,828
CoreSite Realty Corp.	303	9,754
FXCM, Inc. — Class A	540	9,634
Green Dot Corp. — Class A*	382	9,607
Piper Jaffray Cos.*	240	9,492

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Financials - 17.5% (continued)
Navigators Group, Inc.*	150	$9,474
Lakeland Financial Corp.	241	9,399
Community Trust Bancorp, Inc.	206	9,303
Flushing Financial Corp.	448	9,274
Alexander's, Inc.	28	9,240
WSFS Financial Corp.	119	9,226
RAIT Financial Trust	1,022	9,167
Simmons First National Corp. — Class A	242	8,990
Anworth Mortgage Asset Corp.	2,121	8,929
Springleaf Holdings, Inc.*	352	8,899
Campus Crest Communities, Inc.	941	8,855
Apollo Commercial Real Estate Finance, Inc.	541	8,791
EZCORP, Inc. — Class A*	746	8,721
TCP Capital Corp.	519	8,709
Bancorp, Inc.*	481	8,615
Select Income REIT	322	8,610
United Fire Group, Inc.	300	8,598
State Bank Financial Corp.	463	8,422
THL Credit, Inc.	501	8,261
StellarOne Corp.	337	8,112
Essent Group Ltd.*	336	8,084
Medley Capital Corp.	583	8,075
GAMCO Investors, Inc. — Class A	92	8,001
TICC Capital Corp.	773	7,993
Cardinal Financial Corp.	443	7,974
Excel Trust, Inc.	699	7,962
Capital Bank Financial Corp. — Class A*	349	7,940
Maiden Holdings Ltd.	726	7,935
HCI Group, Inc.	148	7,918
Dime Community Bancshares, Inc.	465	7,868
Chatham Lodging Trust	384	7,853
Washington Trust Bancorp, Inc.	208	7,742
PICO Holdings, Inc.*	333	7,696
National Western Life Insurance Co. — Class A	34	7,601
Tejon Ranch Co.*	204	7,499
Union First Market Bankshares Corp.	300	7,443
Ashford Hospitality Trust, Inc.	896	7,419
Ameris Bancorp*	346	7,304
Rouse Properties, Inc.	329	7,301
First Interstate Bancsystem, Inc. — Class A	256	7,263
Universal Health Realty Income Trust	179	7,171
1st Source Corp.	224	7,155
Southside Bancshares, Inc.	258	7,054
Capital Southwest Corp.	202	7,044
Apollo Residential Mortgage, Inc.	473	6,991
Getty Realty Corp.	377	6,925
Third Point Reinsurance Ltd.*	373	6,912
NewStar Financial, Inc.*	382	6,788
DFC Global Corp.*	590	6,756
Taylor Capital Group, Inc.*	252	6,698
Virginia Commerce Bancorp, Inc.*	394	6,694
Urstadt Biddle Properties, Inc. — Class A	362	6,679
Westwood Holdings Group, Inc.	107	6,624
Cedar Realty Trust, Inc.	1,055	6,604
Trico Bancshares	231	6,553
First BanCorp*	1,055	6,530
New York Mortgage Trust, Inc.	932	6,515
SY Bancorp, Inc.	204	6,512
Central Pacific Financial Corp.	324	6,506
Lakeland Bancorp, Inc.	523	6,470
Terreno Realty Corp.	364	6,443
AG Mortgage Investment Trust, Inc.	410	6,412
Dynex Capital, Inc.	799	6,392
Agree Realty Corp.	217	6,297
Arlington Asset Investment Corp. — Class A	238	6,281
Heartland Financial USA, Inc.	216	6,219
CoBiz Financial, Inc.	519	6,207
Safeguard Scientifics, Inc.*	308	6,188
CyrusOne, Inc.	276	6,163
First Busey Corp.	1,058	6,136
Monmouth Real Estate Investment Corp. — Class A	669	6,081
Customers Bancorp, Inc.*	297	6,077
Bryn Mawr Bank Corp.	200	6,036
First Financial Corp.	163	5,959
TowneBank	385	5,925
FBL Financial Group, Inc. — Class A	131	5,867
BancFirst Corp.	104	5,830
Flagstar Bancorp, Inc.*	295	5,788
Enterprise Financial Services Corp.	280	5,718
Saul Centers, Inc.	119	5,680
Cowen Group, Inc. — Class A*	1,425	5,572
Citizens, Inc.*	634	5,548
RE/MAX Holdings, Inc. — Class A*	171	5,484
Universal Insurance Holdings, Inc.	377	5,459
Rockville Financial, Inc.	380	5,400
United Financial Bancorp, Inc.	285	5,384
MainSource Financial Group, Inc.	295	5,319
Federal Agricultural Mortgage Corp. — Class C	155	5,309
Phoenix Companies, Inc.*	86	5,280
OneBeacon Insurance Group Ltd. — Class A	333	5,268
Western Asset Mortgage Capital Corp.	352	5,238
German American Bancorp, Inc.	181	5,159
QTS Realty Trust, Inc. — Class A	208	5,154
Winthrop Realty Trust	464	5,127
Meadowbrook Insurance Group, Inc.	734	5,109

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Financials - 17.5% (continued)
Beneficial Mutual Bancorp, Inc.*	465	$5,078
Univest Corporation of Pennsylvania	245	5,067
First of Long Island Corp.	118	5,059
Gramercy Property Trust, Inc.*	873	5,020
HomeTrust Bancshares, Inc.*	308	4,925
Financial Institutions, Inc.	199	4,917
Hudson Valley Holding Corp.	240	4,884
Camden National Corp.	115	4,855
First Bancorp	291	4,836
AmREIT, Inc. — Class B	287	4,822
Bank Mutual Corp.	683	4,788
Great Southern Bancorp, Inc.	156	4,744
Diamond Hill Investment Group, Inc.	40	4,734
Ladenburg Thalmann Financial Services, Inc.*	1,505	4,711
Park Sterling Corp.	659	4,705
MCG Capital Corp.	1,039	4,572
State Auto Financial Corp.	215	4,567
BNC Bancorp	265	4,542
Southwest Bancorp, Inc.*	285	4,537
Centerstate Banks, Inc.	443	4,496
Metro Bancorp, Inc.*	208	4,480
MVC Capital, Inc.	328	4,428
Medallion Financial Corp.	308	4,420
Fidus Investment Corp.	196	4,261
Whitestone REIT — Class B	317	4,238
Arrow Financial Corp.	159	4,223
First Community Bancshares, Inc.	248	4,142
Bridge Bancorp, Inc.	159	4,134
Gladstone Commercial Corp.	230	4,133
Pacific Continental Corp.	259	4,128
Ares Commercial Real Estate Corp.	311	4,074
Washington Banking Co.	229	4,060
GFI Group, Inc.	1,020	3,988
First Connecticut Bancorp, Inc.	247	3,982
Walker & Dunlop, Inc.*	246	3,978
CNB Financial Corp.	207	3,933
Aviv REIT, Inc.	164	3,887
Pacific Premier Bancorp, Inc.*	245	3,856
International. FCStone, Inc.*	207	3,838
National Bankshares, Inc.	104	3,837
Heritage Financial Corp.	224	3,833
Baldwin & Lyons, Inc. — Class B	140	3,825
Physicians Realty Trust	298	3,797
HomeStreet, Inc.	189	3,780
Citizens & Northern Corp.	183	3,775
Penns Woods Bancorp, Inc.	74	3,774
First Defiance Financial Corp.	141	3,662
Peoples Bancorp, Inc.	162	3,647
Bank of Marin Bancorp	84	3,645
Yadkin Financial Corp.*	212	3,612
Manning & Napier, Inc. — Class A	204	3,601
Territorial Bancorp, Inc.	155	3,596
MetroCorp Bancshares, Inc.	237	3,572
Oppenheimer Holdings, Inc. — Class A	144	3,568
Charter Financial Corp.	331	3,565
One Liberty Properties, Inc.	177	3,563
Crawford & Co. — Class B	385	3,557
Meta Financial Group, Inc.	88	3,549
Suffolk Bancorp*	170	3,536
OmniAmerican Bancorp, Inc.*	164	3,506
Silver Bay Realty Trust Corp.	219	3,502
Fidelity Southern Corp.	210	3,488
Republic Bancorp, Inc. — Class A	141	3,460
Calamos Asset Management, Inc. — Class A	288	3,410
Preferred Bank/Los Angeles CA*	170	3,409
FBR & Co.*	129	3,403
OceanFirst Financial Corp.	198	3,392
GSV Capital Corp.*	280	3,385
American Residential Properties, Inc.*	197	3,381
KCAP Financial, Inc.	417	3,365
Bank of Kentucky Financial Corp.	91	3,358
1st United Bancorp, Inc.	440	3,348
Rexford Industrial Realty, Inc.	252	3,326
Seacoast Banking Corporation of Florida*	271	3,304
West Bancorporation, Inc.	206	3,259
Ashford Hospitality Prime, Inc.	179	3,258
Global Indemnity plc — Class A*	128	3,238
PennyMac Financial Services, Inc. — Class A*	183	3,212
Consolidated-Tomoka Land Co.	88	3,194
Banc of California, Inc.	236	3,165
Center Bancorp, Inc.	168	3,152
Home Federal Bancorp, Inc.	211	3,144
Horizon Bancorp	124	3,141
Ames National Corp.	140	3,135
Tree.com, Inc.*	95	3,120
Gladstone Investment Corp.	386	3,111
Marlin Business Services Corp.	121	3,049
Solar Senior Capital Ltd.	167	3,043
Franklin Financial Corp.*	153	3,026
Fox Chase Bancorp, Inc.	174	3,024
Guaranty Bancorp	215	3,021
Firsthand Technology Value Fund, Inc.	129	2,989
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	214	2,987
Bridge Capital Holdings*	145	2,978
Gladstone Capital Corp.	309	2,966
American National Bankshares, Inc.	112	2,940
PennantPark Floating Rate Capital Ltd.	214	2,938
Kansas City Life Insurance Co.	60	2,864
BankFinancial Corp.	310	2,840
Tower Group International Ltd.	839	2,836
Sierra Bancorp	176	2,832
Independent Bank Group, Inc.	57	2,831

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Financials - 17.5% (continued)
MidWestOne Financial Group, Inc.	103	$2,802
JAVELIN Mortgage Investment Corp.	199	2,772
Mercantile Bank Corp.	128	2,762
Meridian Interstate Bancorp, Inc.*	122	2,755
ESB Financial Corp.	193	2,741
NewBridge Bancorp*	365	2,738
Merchants Bancshares, Inc.	81	2,714
Stellus Capital Investment Corp.	181	2,706
Regional Management Corp.*	77	2,613
AV Homes, Inc.*	143	2,598
Armada Hoffler Properties, Inc.	279	2,589
United Community Financial Corp.*	725	2,588
SWS Group, Inc.*	422	2,566
JGWPT Holdings, Inc. — Class A*	147	2,556
Peapack Gladstone Financial Corp.	133	2,540
Northrim BanCorp, Inc.	96	2,519
Consumer Portfolio Services, Inc.*	266	2,498
Heritage Commerce Corp.	301	2,480
First Bancorp, Inc.	142	2,474
Bar Harbor Bankshares	61	2,439
CU Bancorp*	138	2,412
Kearny Financial Corp.*	206	2,396
UMH Properties, Inc.	249	2,346
Farmers Capital Bank Corp.*	107	2,327
National Interstate Corp.	101	2,323
NGP Capital Resources Co.	309	2,308
Nicholas Financial, Inc.	146	2,298
Enterprise Bancorp, Inc.	107	2,265
First Financial Northwest, Inc.	218	2,261
Eastern Insurance Holdings, Inc.	92	2,253
First Security Group, Inc.*	975	2,243
Heritage Oaks Bancorp*	291	2,183
MidSouth Bancorp, Inc.	122	2,179
Capital City Bank Group, Inc.*	185	2,177
Sun Bancorp, Inc.*	592	2,084
Provident Financial Holdings, Inc.	136	2,040
Stonegate Mortgage Corp.*	122	2,017
C&F Financial Corp.	44	2,009
Intervest Bancshares Corp. — Class A*	267	2,005
First NBC Bank Holding Co.*	62	2,003
LCNB Corp.	111	1,984
Westfield Financial, Inc.	265	1,977
Investors Title Co.	24	1,944
Pzena Investment Management, Inc. — Class A	165	1,940
CommunityOne Bancorp*	152	1,938
EMC Insurance Group, Inc.	62	1,898
Chemung Financial Corp.	55	1,879
Hallmark Financial Services, Inc.*	207	1,839
NASB Financial, Inc.	60	1,812
Home Bancorp, Inc.*	93	1,753
Macatawa Bank Corp.*	350	1,750
Horizon Technology Finance Corp.	122	1,734
Resource America, Inc. — Class A	183	1,713
JMP Group, Inc.	229	1,695
Donegal Group, Inc. — Class A	105	1,670
BBX Capital Corp. — Class A*	107	1,669
Blue Capital Reinsurance Holdings Ltd.*	90	1,653
Imperial Holdings, Inc.*	249	1,628
Clifton Savings Bancorp, Inc.	127	1,626
WhiteHorse Finance, Inc.	106	1,602
Access National Corp.	105	1,570
Marcus & Millichap, Inc.*	104	1,550
ESSA Bancorp, Inc.	133	1,537
Century Bancorp, Inc. — Class A	46	1,530
Independence Holding Co.	111	1,497
Silvercrest Asset Management Group, Inc. — Class A	86	1,466
Doral Financial Corp.*	92	1,441
Hingham Institution for Savings	18	1,413
Ellington Residential Mortgage REIT	90	1,384
Middleburg Financial Corp.	75	1,353
ZAIS Financial Corp.	82	1,314
Gain Capital Holdings, Inc.	163	1,224
Capitala Finance Corp.	61	1,214
Garrison Capital, Inc.	87	1,208
Waterstone Financial, Inc.*	107	1,188
Tristate Capital Holdings, Inc.*	100	1,186
First Marblehead Corp.*	135	998
VantageSouth Bancshares, Inc.*	181	954
ConnectOne Bancorp, Inc.*	24	951
Hampton Roads Bankshares, Inc.*	490	858
CIFC Corp.	105	817
Palmetto Bancshares, Inc.*	62	804
Fortegra Financial Corp.*	96	794
Health Insurance Innovations, Inc. — Class A*	69	698
RCS Capital Corp. — Class A	34	624
California First National Bancorp	36	544
Cascade Bancorp*	94	492
First Federal Bancshares of Arkansas, Inc.*	42	365
Total Financials		5,561,313
Information Technology - 13.8%
CoStar Group, Inc.*	422	77,893
Ultimate Software Group, Inc.*	408	62,515
PTC, Inc.*	1,754	62,074
Aspen Technology, Inc.*	1,368	57,182
WEX, Inc.*	571	56,546
FEI Co.	608	54,331
SunEdison, Inc.*	3,899	50,882
CommVault Systems, Inc.*	679	50,844

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Information Technology - 13.8% (continued)
Cognex Corp.	1,274	$48,640
Tyler Technologies, Inc.*	465	47,490
Belden, Inc.	641	45,159
MAXIMUS, Inc.	1,000	43,989
ARRIS Group, Inc.*	1,699	41,395
Acxiom Corp.*	1,086	40,160
ACI Worldwide, Inc.*	586	38,090
SS&C Technologies Holdings, Inc.*	849	37,577
ViaSat, Inc.*	577	36,149
Anixter International, Inc.	399	35,847
Ciena Corp.*	1,486	35,560
Guidewire Software, Inc.*	716	35,134
Euronet Worldwide, Inc.*	726	34,739
Microsemi Corp.*	1,357	33,858
j2 Global, Inc.	677	33,858
Qlik Technologies, Inc.*	1,271	33,847
Mentor Graphics Corp.	1,393	33,530
Verint Systems, Inc.*	772	33,150
Manhattan Associates, Inc.*	282	33,129
Yelp, Inc. — Class A*	480	33,096
Fair Isaac Corp.	523	32,865
Finisar Corp.*	1,367	32,699
Convergys Corp.	1,540	32,417
Cornerstone OnDemand, Inc.*	593	31,631
Dealertrack Technologies, Inc.*	636	30,579
Littelfuse, Inc.	328	30,481
Aruba Networks, Inc.*	1,662	29,750
Plantronics, Inc.	635	29,496
Hittite Microwave Corp.*	466	28,767
Cardtronics, Inc.*	652	28,329
Zillow, Inc. — Class A*	346	28,279
Sapient Corp.*	1,614	28,019
VistaPrint N.V.*	476	27,061
Heartland Payment Systems, Inc.	535	26,664
International Rectifier Corp.*	1,020	26,592
OpenTable, Inc.*	335	26,589
Electronics for Imaging, Inc.*	684	26,492
Coherent, Inc.*	354	26,334
SYNNEX Corp.*	385	25,949
Cavium, Inc.*	748	25,813
Infoblox, Inc.*	775	25,591
Blackbaud, Inc.	666	25,075
Semtech Corp.*	984	24,876
Synaptics, Inc.*	479	24,817
CACI International, Inc. — Class A*	337	24,675
TiVo, Inc.*	1,849	24,259
Itron, Inc.*	581	24,071
Power Integrations, Inc.	429	23,947
NIC, Inc.	952	23,676
Entegris, Inc.*	2,040	23,664
ADTRAN, Inc.	864	23,337
MKS Instruments, Inc.	772	23,114
ValueClick, Inc.*	974	22,762
Cypress Semiconductor Corp.	2,154	22,617
Plexus Corp.*	502	21,732
Unisys Corp.*	643	21,586
Intersil Corp. — Class A	1,860	21,334
RF Micro Devices, Inc.*	4,111	21,213
Syntel, Inc.	228	20,737
iGATE Corp.*	514	20,642
Take-Two Interactive Software, Inc.*	1,187	20,618
Sanmina Corp.*	1,213	20,257
Universal Display Corp.*	587	20,169
TriQuint Semiconductor, Inc.*	2,391	19,941
Bottomline Technologies de, Inc.*	550	19,888
Integrated Device Technology, Inc.*	1,928	19,646
Web.com Group, Inc.*	618	19,646
Progress Software Corp.*	757	19,553
PMC - Sierra, Inc.*	2,985	19,194
Veeco Instruments, Inc.*	575	18,923
Cirrus Logic, Inc.*	924	18,877
Monolithic Power Systems, Inc.*	543	18,820
Methode Electronics, Inc.	542	18,531
NETGEAR, Inc.*	562	18,512
Benchmark Electronics, Inc.*	793	18,302
SunPower Corp. — Class A*	606	18,065
Monotype Imaging Holdings, Inc.	564	17,969
InterDigital, Inc.	598	17,635
Demandware, Inc.*	271	17,377
ScanSource, Inc.*	409	17,354
Blucora, Inc.*	595	17,350
InvenSense, Inc. — Class A*	828	17,206
GT Advanced Technologies, Inc.*,1	1,960	17,091
MicroStrategy, Inc. — Class A*	135	16,772
MTS Systems Corp.	235	16,744
Advent Software, Inc.	476	16,655
Infinera Corp.*	1,697	16,597
WebMD Health Corp. — Class A*	418	16,511
RealPage, Inc.*,1	683	15,969
Cray, Inc.*	579	15,899
OSI Systems, Inc.*	296	15,721
NetScout Systems, Inc.*	528	15,624
Rogers Corp.*	253	15,560
Cabot Microelectronics Corp.*	340	15,538
SPS Commerce, Inc.*	237	15,476
Rambus, Inc.*	1,633	15,465
QLogic Corp.*	1,303	15,414
Tessera Technologies, Inc.	772	15,216
comScore, Inc.*	526	15,049
Interactive Intelligence Group, Inc.*	223	15,021
Responsys, Inc.*	543	14,884
CSG Systems International, Inc.	499	14,671
Insight Enterprises, Inc.*	640	14,534
FARO Technologies, Inc.*	248	14,458
Trulia, Inc.*	409	14,425
Imperva, Inc.*	299	14,391
CalAmp Corp.*	513	14,349
Applied Micro Circuits Corp.*	1,065	14,250
ATMI, Inc.*	467	14,108
Measurement Specialties, Inc.*	231	14,019

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Information Technology - 13.8% (continued)
Constant Contact, Inc.*	445	$13,826
OmniVision Technologies, Inc.*	792	13,622
Envestnet, Inc.*	333	13,420
ExlService Holdings, Inc.*	482	13,313
Synchronoss Technologies, Inc.*	428	13,298
Advanced Energy Industries, Inc.*	579	13,236
PROS Holdings, Inc.*	327	13,047
Sykes Enterprises, Inc.*	574	12,519
Comverse, Inc.*	320	12,416
Diodes, Inc.*	523	12,322
Pegasystems, Inc.	250	12,295
Bankrate, Inc.*	672	12,056
LivePerson, Inc.*	808	11,975
VirnetX Holding Corp.*	615	11,937
Ultratech, Inc.*	410	11,890
LogMeIn, Inc.*	354	11,877
Badger Meter, Inc.	215	11,718
Perficient, Inc.*	486	11,382
EPAM Systems, Inc.*	325	11,356
Virtusa Corp.*	297	11,313
Rofin-Sinar Technologies, Inc.*	415	11,213
BroadSoft, Inc.*	406	11,100
Proofpoint, Inc.*	332	11,012
Ixia*	824	10,967
FleetMatics Group plc*	253	10,942
Monster Worldwide, Inc.*	1,533	10,930
Harmonic, Inc.*	1,480	10,922
Fusion-io, Inc.*	1,196	10,656
EVERTEC, Inc.	432	10,653
Cass Information Systems, Inc.	155	10,439
Newport Corp.*	574	10,372
Ellie Mae, Inc.*	385	10,345
ManTech International Corp. — Class A	345	10,326
Brooks Automation, Inc.	971	10,186
Sonus Networks, Inc.*	3,154	9,935
Global Cash Access Holdings, Inc.*	973	9,720
CTS Corp.	486	9,676
Ruckus Wireless, Inc.*	675	9,585
Extreme Networks, Inc.*	1,364	9,548
Spansion, Inc. — Class A*	687	9,542
SciQuest, Inc.*	333	9,484
Angie's List, Inc.*	623	9,438
Checkpoint Systems, Inc.*	596	9,399
Lattice Semiconductor Corp.*	1,696	9,345
PDF Solutions, Inc.*	363	9,300
Move, Inc.*	581	9,290
Ambarella, Inc.*	269	9,127
Digital River, Inc.*	492	9,102
Shutterstock, Inc.*	107	8,948
Park Electrochemical Corp.	306	8,788
Fabrinet*	420	8,635
Daktronics, Inc.	538	8,436
Emulex Corp.*	1,173	8,399
Ubiquiti Networks, Inc.*	180	8,273
Tangoe, Inc.*	458	8,249
Liquidity Services, Inc.*	359	8,135
Callidus Software, Inc.*	589	8,087
Super Micro Computer, Inc.*	469	8,048
Photronics, Inc.*	890	8,037
ShoreTel, Inc.*	858	7,962
Stamps.com, Inc.*	189	7,957
Accelrys, Inc.*	814	7,766
Comtech Telecommunications Corp.	244	7,691
EarthLink Holdings Corp.*	1,506	7,635
Epiq Systems, Inc.	464	7,521
ServiceSource International, Inc.*	897	7,517
Forrester Research, Inc.	189	7,231
Black Box Corp.	240	7,152
TeleTech Holdings, Inc.*	296	7,086
Silicon Image, Inc.*	1,129	6,943
Micrel, Inc.	684	6,751
IntraLinks Holdings, Inc.*	557	6,745
Ebix, Inc.	454	6,683
TTM Technologies, Inc.*	777	6,667
Silicon Graphics International Corp.*	495	6,638
Exar Corp.*	555	6,543
Jive Software, Inc.*	576	6,480
DTS, Inc.*	270	6,475
MoneyGram International, Inc.*	311	6,463
Nanometrics, Inc.*	337	6,420
Amkor Technology, Inc.*	1,025	6,283
Entropic Communications, Inc.*	1,314	6,189
AVG Technologies N.V.*	353	6,075
Parkervision, Inc.*	1,295	5,892
Internap Network Services Corp.*	782	5,881
Brightcove, Inc.*	415	5,868
Seachange International, Inc.*	475	5,776
XO Group, Inc.*	388	5,766
Rudolph Technologies, Inc.*	480	5,635
Calix, Inc.*	582	5,610
Bazaarvoice, Inc.*	703	5,568
LTX-Credence Corp.*	693	5,537
Actuate Corp.*	688	5,304
Oplink Communications, Inc.*	282	5,245
Mercury Systems, Inc.*	475	5,201
E2open, Inc.*	217	5,188
Lionbridge Technologies, Inc.*	856	5,102
Qualys, Inc.*	220	5,084
RealD, Inc.*	595	5,081
Electro Rent Corp.	272	5,037
Ceva, Inc.*	329	5,007
Integrated Silicon Solution, Inc.*	414	5,005
GSI Group, Inc.*	444	4,991
Global Eagle Entertainment, Inc.*	331	4,922
Inphi Corp.*	378	4,876
FormFactor, Inc.*	793	4,774
Anaren, Inc.*	169	4,730
Rocket Fuel, Inc.*	75	4,612
Digi International, Inc.*	380	4,606

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Information Technology - 13.8% (continued)
IXYS Corp.	351	$4,552
Procera Networks, Inc.*	302	4,536
CIBER, Inc.*	1,094	4,529
Higher One Holdings, Inc.*	459	4,480
Endurance International Group Holdings, Inc.*	315	4,467
PLX Technology, Inc.*	662	4,356
Computer Task Group, Inc.	226	4,271
Immersion Corp.*	409	4,245
NVE Corp.*	72	4,196
Benefitfocus, Inc.*	72	4,157
Blackhawk Network Holdings, Inc.*	164	4,143
Zix Corp.*	906	4,131
Kopin Corp.*	974	4,110
Dice Holdings, Inc.*	554	4,017
QuinStreet, Inc.*	458	3,980
Marketo, Inc.*	107	3,966
ChannelAdvisor Corp.*	95	3,962
Gogo, Inc.*	158	3,920
Axcelis Technologies, Inc.*	1,580	3,855
Cohu, Inc.	366	3,843
MoSys, Inc.*	689	3,803
Millennial Media, Inc.*	514	3,737
KEMET Corp.*	662	3,734
Quantum Corp.*	3,106	3,727
MaxLinear, Inc. — Class A*	357	3,724
Avid Technology, Inc.*	452	3,684
Glu Mobile, Inc.*	937	3,645
Electro Scientific Industries, Inc.	348	3,640
Zygo Corp.*	244	3,606
Supertex, Inc.*	143	3,582
American Software, Inc. — Class A	356	3,514
PC Connection, Inc.	141	3,504
Ultra Clean Holdings, Inc.*	349	3,500
Mesa Laboratories, Inc.	43	3,379
Maxwell Technologies, Inc.*	432	3,357
Gigamon, Inc.*	117	3,285
Xoom Corp.*	120	3,284
Wix.com Ltd.*	122	3,276
Cvent, Inc.*	90	3,275
VASCO Data Security International, Inc.*	421	3,254
Vocus, Inc.*	280	3,189
Tessco Technologies, Inc.	77	3,105
Speed Commerce, Inc.*	663	3,096
Datalink Corp.*	284	3,096
ModusLink Global Solutions, Inc.*	539	3,088
Demand Media, Inc.*	532	3,070
ePlus, Inc.*	54	3,069
Bel Fuse, Inc. — Class B	143	3,047
KVH Industries, Inc.*	229	2,984
Pericom Semiconductor Corp.*	335	2,968
support.com, Inc.*	770	2,918
Marchex, Inc. — Class B	337	2,915
Vringo, Inc.*	981	2,904
Peregrine Semiconductor Corp.*	391	2,897
Agilysys, Inc.*	207	2,881
PRGX Global, Inc.*	425	2,856
DSP Group, Inc.*	289	2,806
Vishay Precision Group, Inc.*	185	2,755
United Online, Inc.	196	2,697
Numerex Corp. — Class A*	208	2,694
M/A-COM Technology Solutions Holdings, Inc.*	155	2,633
Rubicon Technology, Inc.*	264	2,627
Westell Technologies, Inc. — Class A*	648	2,624
Luxoft Holding, Inc.*	69	2,621
PC-Telephone, Inc.	273	2,613
Travelzoo, Inc.*	121	2,580
Textura Corp.*	86	2,575
Alliance Fiber Optic Products, Inc.	171	2,574
Guidance Software, Inc.*	248	2,505
Neonode, Inc.*	396	2,503
RealNetworks, Inc.*	331	2,499
Reis, Inc.*	127	2,442
Barracuda Networks, Inc.*	61	2,420
Hackett Group, Inc.	377	2,341
Imation Corp.*	499	2,335
Sapiens International Corporation N.V.	288	2,220
ANADIGICS, Inc.*	1,202	2,212
Mitek Systems, Inc.*	366	2,174
Carbonite, Inc.*	182	2,153
NeoPhotonics Corp.*	300	2,118
Sigma Designs, Inc.*	444	2,096
Rally Software Development Corp.*	106	2,062
Rosetta Stone, Inc.*	168	2,053
Aviat Networks, Inc.*	896	2,025
GSI Technology, Inc.*	304	2,019
Unwired Planet, Inc.*	1,447	1,997
eGain Corp.*	194	1,987
Alpha & Omega Semiconductor Ltd.*	252	1,943
Richardson Electronics Ltd.	167	1,897
Chegg, Inc.*	219	1,864
Aeroflex Holding Corp.*	284	1,846
Silver Spring Networks, Inc.*	87	1,827
Digimarc Corp.	91	1,753
Multi-Fineline Electronix, Inc.*	126	1,750
Planet Payment, Inc.*	624	1,735
Telenav, Inc.*	255	1,680
TeleCommunication Systems, Inc. — Class A*	696	1,615
Audience, Inc.*	138	1,606
Spark Networks, Inc.*	253	1,558
Limelight Networks, Inc.*	780	1,544
QAD, Inc. — Class A	86	1,519
Uni-Pixel, Inc.*	151	1,512
Model N, Inc.*	124	1,462
Covisint Corp.*	111	1,393
Marin Software, Inc.*	135	1,382
Intermolecular, Inc.*	255	1,255

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Information Technology - 13.8% (continued)
Control4 Corp.*	69	$1,221
TechTarget, Inc.*	170	1,166
Hutchinson Technology, Inc.*	344	1,101
Violin Memory, Inc.*	276	1,093
Mavenir Systems, Inc.*	85	949
Applied Optoelectronics, Inc.*	61	916
Radisys Corp.*	341	781
Viasystems Group, Inc.*	50	684
Tremor Video, Inc.*	114	661
Cyan, Inc.*	119	630
YuMe, Inc.*	82	611
Net Element, Inc.*	31	135
Total Information Technology		4,353,375
Industrials - 11.2%
Acuity Brands, Inc.	624	68,215
Middleby Corp.*	275	65,993
HEICO Corp.	966	55,980
Teledyne Technologies, Inc.*	550	50,523
EnerSys, Inc.	709	49,693
CLARCOR, Inc.	727	46,783
Esterline Technologies Corp.*	455	46,392
Woodward, Inc.	1,008	45,975
DigitalGlobe, Inc.*	1,093	44,977
Moog, Inc. — Class A*	661	44,908
Curtiss-Wright Corp.	688	42,814
Chart Industries, Inc.*	445	42,561
Generac Holdings, Inc.	751	42,537
EMCOR Group, Inc.	986	41,845
Spirit Airlines, Inc.*	881	40,006
Actuant Corp. — Class A	1,068	39,132
Deluxe Corp.	742	38,725
Corporate Executive Board Co.	493	38,173
Watsco, Inc.	378	36,310
Advisory Board Co.*	516	32,854
USG Corp.*	1,125	31,928
Franklin Electric Company, Inc.	691	30,846
Barnes Group, Inc.	790	30,265
Applied Industrial Technologies, Inc.	613	30,092
JetBlue Airways Corp.*	3,401	29,079
TAL International Group, Inc.	500	28,675
Beacon Roofing Supply, Inc.*	710	28,599
MasTec, Inc.*	873	28,564
Healthcare Services Group, Inc.	1,001	28,397
United Stationers, Inc.	592	27,167
Swift Transportation Co. — Class A*,1	1,223	27,164
Tetra Tech, Inc.*	954	26,694
Polypore International, Inc.*	686	26,685
Trimas Corp.*	661	26,367
Mueller Industries, Inc.	413	26,023
HNI Corp.	669	25,977
Watts Water Technologies, Inc. — Class A	416	25,738
Herman Miller, Inc.	859	25,358
FTI Consulting, Inc.*	589	24,231
Brink's Co.	697	23,796
RBC Bearings, Inc.*	336	23,772
Allegiant Travel Co. — Class A	223	23,513
On Assignment, Inc.*	671	23,431
Mobile Mini, Inc.*	566	23,307
UTI Worldwide, Inc.	1,324	23,250
ABM Industries, Inc.	804	22,986
UniFirst Corp.	214	22,898
Raven Industries, Inc.	535	22,010
Simpson Manufacturing Company, Inc.	595	21,854
WageWorks, Inc.*	366	21,755
Mueller Water Products, Inc. — Class A	2,304	21,588
Hub Group, Inc. — Class A*	540	21,536
Huron Consulting Group, Inc.*	342	21,450
General Cable Corp.	729	21,440
Mine Safety Appliances Co.	415	21,252
Brady Corp. — Class A	679	21,001
CIRCOR International, Inc.	254	20,518
Orbital Sciences Corp.*	873	20,341
Granite Construction, Inc.	571	19,973
Trex Company, Inc.*	248	19,723
Steelcase, Inc. — Class A	1,233	19,555
Forward Air Corp.	444	19,496
Aircastle Ltd.	1,004	19,237
GrafTech International Ltd.*	1,706	19,158
Interface, Inc. — Class A	866	19,017
Korn/Ferry International*	710	18,545
AZZ, Inc.	372	18,176
G&K Services, Inc. — Class A	290	18,047
Tennant Co.	266	18,037
EnPro Industries, Inc.*	309	17,814
Proto Labs, Inc.*	248	17,653
Werner Enterprises, Inc.	674	16,668
Encore Wire Corp.	307	16,639
AAR Corp.	585	16,386
Matson, Inc.	621	16,214
Primoris Services Corp.	514	16,001
GenCorp, Inc.*	882	15,894
Kaman Corp.	397	15,773
Knight Transportation, Inc.	860	15,772
Lindsay Corp.	190	15,722
DXP Enterprises, Inc.*	136	15,667
Atlas Air Worldwide Holdings, Inc.*	380	15,637
Cubic Corp.	294	15,482
TrueBlue, Inc.*	597	15,391
Briggs & Stratton Corp.	700	15,232
Rush Enterprises, Inc. — Class A*	511	15,151
Exponent, Inc.	195	15,101
Apogee Enterprises, Inc.	419	15,046
Universal Forest Products, Inc.	288	15,016
Meritor, Inc.*	1,421	14,821
McGrath RentCorp	371	14,766
Albany International Corp. — Class A	410	14,731
Hyster-Yale Materials Handling, Inc.	156	14,533
Tutor Perini Corp.*	545	14,334

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Industrials - 11.2% (continued)
Navigant Consulting, Inc.*	742	$14,246
Titan International, Inc.	779	14,006
Federal Signal Corp.*	918	13,449
Dycom Industries, Inc.*	483	13,423
Altra Industrial Motion Corp.	391	13,380
ESCO Technologies, Inc.	388	13,293
Wesco Aircraft Holdings, Inc.*	601	13,174
II-VI, Inc.*	746	13,130
Heartland Express, Inc.	668	13,106
AAON, Inc.	409	13,068
H&E Equipment Services, Inc.*	437	12,948
Knoll, Inc.	702	12,854
Team, Inc.*	303	12,829
Sun Hydraulics Corp.	313	12,780
Arkansas Best Corp.	378	12,731
Textainer Group Holdings Ltd.	314	12,629
Aegion Corp. — Class A*	574	12,565
Wabash National Corp.*	1,003	12,387
John Bean Technologies Corp.	422	12,377
Rexnord Corp.*	443	11,965
Insperity, Inc.	331	11,959
US Ecology, Inc.	320	11,901
Standex International Corp.	189	11,884
Taser International, Inc.*	748	11,878
Astec Industries, Inc.	302	11,666
Greenbrier Companies, Inc.*	353	11,593
Astronics Corp.*	222	11,322
Saia, Inc.*	353	11,314
SkyWest, Inc.	755	11,197
XPO Logistics, Inc.*	425	11,173
ACCO Brands Corp.*	1,662	11,169
Thermon Group Holdings, Inc.*	394	10,768
Quanex Building Products Corp.	540	10,757
Comfort Systems USA, Inc.	544	10,548
Acacia Research Corp.	724	10,527
Blount International, Inc.*	718	10,389
Aceto Corp.	405	10,129
Barrett Business Services, Inc.	108	10,016
Nortek, Inc.*	134	9,996
Quad/Graphics, Inc.	366	9,966
ICF International, Inc.*	286	9,927
Kelly Services, Inc. — Class A	398	9,926
Powell Industries, Inc.	138	9,245
Gorman-Rupp Co.	274	9,168
Griffon Corp.	651	8,600
Resources Connection, Inc.	599	8,584
American Science & Engineering, Inc.	119	8,557
Gibraltar Industries, Inc.*	452	8,403
Viad Corp.	302	8,390
Engility Holdings, Inc.*	249	8,317
RPX Corp.*	479	8,095
Kforce, Inc.	392	8,020
Great Lakes Dredge & Dock Corp.*	869	7,995
West Corp.	310	7,970
Aerovironment, Inc.*	273	7,952
MYR Group, Inc.*	311	7,800
Columbus McKinnon Corp.*	282	7,653
Republic Airways Holdings, Inc.*	715	7,643
Roadrunner Transportation Systems, Inc.*	276	7,438
Consolidated Graphics, Inc.*	108	7,284
Hawaiian Holdings, Inc.*	756	7,280
LB Foster Co. — Class A	152	7,188
Kimball International, Inc. — Class B	476	7,154
Marten Transport Ltd.	342	6,905
Ennis, Inc.	382	6,761
Park-Ohio Holdings Corp.*	128	6,707
EnerNOC, Inc.*	384	6,609
Multi-Color Corp.	175	6,605
Kadant, Inc.	162	6,564
GP Strategies Corp.*	214	6,375
American Railcar Industries, Inc.	138	6,314
KEYW Holding Corp.*	464	6,236
Air Transport Services Group, Inc.*	759	6,140
Alamo Group, Inc.	100	6,069
Insteel Industries, Inc.	266	6,046
CAI International, Inc.*	252	5,940
ExOne Co.*	98	5,925
SP Plus Corp.*	224	5,833
Celadon Group, Inc.	298	5,805
Furmanite Corp.*	544	5,777
Capstone Turbine Corp.*	4,458	5,751
National Presto Industries, Inc.	71	5,716
American Woodmark Corp.*	144	5,692
Echo Global Logistics, Inc.*	259	5,563
Argan, Inc.	201	5,540
Douglas Dynamics, Inc.	327	5,500
PowerSecure International, Inc.*	320	5,494
NCI Building Systems, Inc.*	303	5,315
Heidrick & Struggles International, Inc.	262	5,277
Graham Corp.	145	5,262
Northwest Pipe Co.*	139	5,249
InnerWorkings, Inc.*	647	5,040
NN, Inc.	248	5,007
Kratos Defense & Security Solutions, Inc.*	644	4,946
Mistras Group, Inc.*	236	4,928
Layne Christensen Co.*	287	4,902
PGT, Inc.*	481	4,868
Global Power Equipment Group, Inc.	247	4,834
FreightCar America, Inc.	181	4,818
CBIZ, Inc.*	525	4,788
Orion Marine Group, Inc.*	397	4,776
Pendrell Corp.*	2,364	4,752
Builders FirstSource, Inc.*	653	4,662
ARC Document Solutions, Inc.*	554	4,554
Ducommun, Inc.*	152	4,531
Titan Machinery, Inc.*	250	4,455
Lydall, Inc.*	247	4,352
Dynamic Materials Corp.	200	4,348
Pacer International, Inc.*	517	4,270
CECO Environmental Corp.	261	4,220

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Industrials - 11.2% (continued)
Ply Gem Holdings, Inc.*	234	$4,219
Sparton Corp.*	150	4,193
Patriot Transportation Holding, Inc.*	100	4,151
Pike Corp.*	382	4,038
Quality Distribution, Inc.*	311	3,990
CDI Corp.	207	3,836
Energy Recovery, Inc.*	651	3,620
Coleman Cable, Inc.	137	3,592
Houston Wire & Cable Co.	260	3,479
Vicor Corp.*	254	3,409
Performant Financial Corp.*	329	3,389
FuelCell Energy, Inc.*,1	2,316	3,266
Casella Waste Systems, Inc. — Class A*	561	3,254
Twin Disc, Inc.	122	3,159
Manitex International, Inc.*	197	3,128
CRA International, Inc.*	154	3,049
Courier Corp.	168	3,039
Preformed Line Products Co.	41	3,000
Miller Industries, Inc.	160	2,981
Patrick Industries, Inc.*	102	2,951
Schawk, Inc. — Class A	194	2,885
Sterling Construction Company, Inc.*	244	2,862
Flow International Corp.*	704	2,844
VSE Corp.	59	2,833
PMFG, Inc.*	308	2,787
YRC Worldwide, Inc.*	160	2,779
LSI Industries, Inc.	318	2,757
Ameresco, Inc. — Class A*	283	2,734
Cenveo, Inc.*	786	2,704
Franklin Covey Co.*	134	2,664
Xerium Technologies, Inc.*	159	2,622
Heritage-Crystal Clean, Inc.*	127	2,602
Commercial Vehicle Group, Inc.*	348	2,530
Odyssey Marine Exploration, Inc.*	1,223	2,470
Ampco-Pittsburgh Corp.	127	2,470
Hardinge, Inc.	168	2,431
Hurco Companies, Inc.	97	2,426
Tecumseh Products Co. — Class A*	266	2,407
Universal Truckload Services, Inc.	77	2,349
International Shipholding Corp.	79	2,331
Power Solutions International, Inc.*	30	2,253
LMI Aerospace, Inc.*	149	2,196
Accuride Corp.*	584	2,178
Norcraft Companies, Inc.*	111	2,178
Stock Building Supply Holdings, Inc.*	114	2,077
Global Brass & Copper Holdings, Inc.	116	1,920
TRC Companies, Inc.*	241	1,721
API Technologies Corp.*	474	1,616
Enphase Energy, Inc.*	235	1,490
Revolution Lighting Technologies, Inc.*	435	1,490
Innovative Solutions & Support, Inc.*	188	1,371
Acorn Energy, Inc.	320	1,302
American Superconductor Corp.*	715	1,173
Ultrapetrol Bahamas Ltd.*	310	1,159
Intersections, Inc.	139	1,083
Erickson Air-Crane, Inc.*	52	1,081
NL Industries, Inc.	95	1,062
BlueLinx Holdings, Inc.*	490	956
Swisher Hygiene, Inc.*	1,665	856
Omega Flex, Inc.	39	798
Compx International, Inc.	14	197
Total Industrials		3,541,840
Consumer Discretionary - 10.6%
Brunswick Corp.	1,322	60,892
Fifth & Pacific Companies, Inc.*	1,759	56,410
Sotheby's	996	52,987
Tenneco, Inc.*	890	50,346
Wolverine World Wide, Inc.	1,464	49,716
Dana Holding Corp.	2,148	42,144
Lumber Liquidators Holdings, Inc.*	406	41,772
Live Nation Entertainment, Inc.*	2,057	40,646
Buffalo Wild Wings, Inc.*	274	40,332
Pool Corp.	686	39,885
Vail Resorts, Inc.	527	39,646
Cheesecake Factory, Inc.	778	37,553
Office Depot, Inc.*	7,024	37,157
Sinclair Broadcast Group, Inc. — Class A	1,003	35,837
Men's Wearhouse, Inc.	696	35,551
Jack in the Box, Inc.*	647	32,363
Steven Madden Ltd.*	879	32,163
Pier 1 Imports, Inc.	1,383	31,920
Cracker Barrel Old Country Store, Inc.	287	31,590
HSN, Inc.	498	31,026
Iconix Brand Group, Inc.*	754	29,934
New York Times Co. — Class A	1,885	29,914
Life Time Fitness, Inc.*	633	29,751
Penske Automotive Group, Inc.	619	29,193
Ryland Group, Inc.	672	29,171
Grand Canyon Education, Inc.*	665	28,993
Shutterfly, Inc.*	553	28,164
Outerwall, Inc.*,1	413	27,783
Meredith Corp.	518	26,832
Rent-A-Center, Inc. — Class A	785	26,172
Conn's, Inc.*	330	26,001
Monro Muffler Brake, Inc.[1]	455	25,644
Hibbett Sports, Inc.*	380	25,540
Genesco, Inc.*	349	25,497
Meritage Homes Corp.*	530	25,435
Texas Roadhouse, Inc. — Class A	913	25,381
ANN, Inc.*	686	25,080
Asbury Automotive Group, Inc.*	461	24,774

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer Discretionary - 10.6% (continued)
Nexstar Broadcasting Group, Inc. — Class A	431	$24,020
La-Z-Boy, Inc.	764	23,684
Hillenbrand, Inc.	801	23,565
Express, Inc.*	1,252	23,375
Helen of Troy Ltd.*	471	23,319
Vitamin Shoppe, Inc.*	444	23,092
Group 1 Automotive, Inc.	321	22,797
Lithia Motors, Inc. — Class A	325	22,562
Jos. A. Bank Clothiers, Inc.*	410	22,439
Marriott Vacations Worldwide Corp.*	424	22,370
KB Home	1,221	22,320
Cooper Tire & Rubber Co.	925	22,237
Pinnacle Entertainment, Inc.*	855	22,222
Buckle, Inc.	410	21,550
Papa John's International, Inc.	472	21,429
Orient-Express Hotels Ltd. — Class A*	1,402	21,184
Dorman Products, Inc.*	374	20,970
Bob Evans Farms, Inc.	409	20,691
Crocs, Inc.*	1,289	20,521
Five Below, Inc.*	475	20,520
Sturm Ruger & Company, Inc.	280	20,465
Finish Line, Inc. — Class A	724	20,395
American Axle & Manufacturing Holdings, Inc.*	988	20,205
DineEquity, Inc.	240	20,052
Standard Pacific Corp.*	2,165	19,593
Valassis Communications, Inc.	571	19,557
Bloomin' Brands, Inc.*	811	19,472
Children's Place Retail Stores, Inc.*	337	19,199
Skechers U.S.A., Inc. — Class A*	569	18,851
MDC Holdings, Inc.	574	18,506
Krispy Kreme Doughnuts, Inc.*	958	18,480
G-III Apparel Group Ltd.*	247	18,226
Churchill Downs, Inc.	203	18,199
Ascent Capital Group, Inc. — Class A*	212	18,139
Brown Shoe Company, Inc.	633	17,813
Restoration Hardware Holdings, Inc.*	264	17,767
Interval Leisure Group, Inc.	574	17,737
Jones Group, Inc.	1,175	17,578
National CineMedia, Inc.	878	17,524
Matthews International Corp. — Class A	408	17,385
Fiesta Restaurant Group, Inc.*	330	17,239
Drew Industries, Inc.	335	17,152
Select Comfort Corp.*	811	17,104
Quiksilver, Inc.*	1,934	16,961
Sonic Corp.*	826	16,677
Oxford Industries, Inc.	199	16,053
Tumi Holdings, Inc.*	701	15,808
Loral Space & Communications, Inc.*	192	15,548
Red Robin Gourmet Burgers, Inc.*	209	15,370
Columbia Sportswear Co.	192	15,120
LifeLock, Inc.*	891	14,621
International Speedway Corp. — Class A	408	14,480
iRobot Corp.*	415	14,430
MDC Partners, Inc. — Class A	558	14,235
Sonic Automotive, Inc. — Class A	573	14,027
AFC Enterprises, Inc.*	349	13,437
Multimedia Games Holding Company, Inc.*	424	13,297
Gentherm, Inc.*	492	13,191
Scholastic Corp.	385	13,094
Cato Corp. — Class A	407	12,943
Caesars Entertainment Corp.*	591	12,730
Core-Mark Holding Company, Inc.	164	12,453
Francesca's Holdings Corp.*	644	11,856
Scientific Games Corp. — Class A*	696	11,783
CEC Entertainment, Inc.	265	11,734
ITT Educational Services, Inc.*	344	11,551
Boyd Gaming Corp.*	1,017	11,451
Winnebago Industries, Inc.*	412	11,309
Movado Group, Inc.	254	11,179
BJ's Restaurants, Inc.*	359	11,151
Ethan Allen Interiors, Inc.	365	11,103
Smith & Wesson Holding Corp.*	821	11,075
American Public Education, Inc.*	253	10,998
Arctic Cat, Inc.	193	10,997
Hovnanian Enterprises, Inc. — Class A*,1	1,656	10,963
Gray Television, Inc.*	736	10,952
Stage Stores, Inc.	477	10,599
Standard Motor Products, Inc.	287	10,562
Steiner Leisure Ltd.*	214	10,527
Capella Education Co.	158	10,498
Aeropostale, Inc.*	1,152	10,472
Regis Corp.	692	10,041
Fred's, Inc. — Class A	542	10,038
Container Store Group, Inc.*	215	10,021
Tuesday Morning Corp.*	623	9,943
EW Scripps Co. — Class A*	453	9,839
Cumulus Media, Inc. — Class A*	1,267	9,794
Denny's Corp.*	1,347	9,685
Carmike Cinemas, Inc.*	338	9,410
Pep Boys-Manny Moe & Jack*	774	9,396
M/I Homes, Inc.*	358	9,111
Beazer Homes USA, Inc.*	372	9,084
Haverty Furniture Companies, Inc.	286	8,952
Barnes & Noble, Inc.*	594	8,880
Modine Manufacturing Co.*	691	8,859
Callaway Golf Co.	1,043	8,792
FTD Companies, Inc.*	269	8,764
Blue Nile, Inc.*	186	8,759
K12, Inc.*	401	8,722
Chuy's Holdings, Inc.*	242	8,717
Biglari Holdings, Inc.*	17	8,613
Universal Electronics, Inc.*	223	8,499

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer Discretionary - 10.6% (continued)
Mattress Firm Holding Corp.*	195	$8,393
Zumiez, Inc.*,1	306	7,956
Vera Bradley, Inc.*	316	7,597
Zale Corp.*	475	7,491
Ruth's Hospitality Group, Inc.	522	7,418
LeapFrog Enterprises, Inc. — Class A*	931	7,392
Burlington Stores, Inc.*	226	7,232
Superior Industries International, Inc.	340	7,014
World Wrestling Entertainment, Inc. — Class A	419	6,947
NutriSystem, Inc.	417	6,855
Cavco Industries, Inc.*	98	6,733
Libbey, Inc.*	312	6,552
Media General, Inc. — Class A*,1	286	6,464
Bright Horizons Family Solutions, Inc.*	175	6,430
Shoe Carnival, Inc.	219	6,353
Ruby Tuesday, Inc.*	891	6,175
Destination Maternity Corp.	203	6,066
Journal Communications, Inc. — Class A*	649	6,042
Unifi, Inc.*	215	5,856
Rentrak Corp.*	150	5,684
Federal-Mogul Corp.*	287	5,648
MarineMax, Inc.*	343	5,515
Strayer Education, Inc.	160	5,515
Stein Mart, Inc.	401	5,393
ClubCorp Holdings, Inc.	304	5,393
Stoneridge, Inc.*	421	5,368
Houghton Mifflin Harcourt Co.*	311	5,275
Vince Holding Corp.*	171	5,245
Town Sports International Holdings, Inc.	351	5,181
Overstock.com, Inc.*	161	4,957
PetMed Express, Inc.	298	4,956
Harte-Hanks, Inc.	629	4,919
Entravision Communications Corp. — Class A	804	4,896
America's Car-Mart, Inc.*	115	4,856
Big 5 Sporting Goods Corp.	244	4,836
Remy International, Inc.	207	4,827
Tile Shop Holdings, Inc.*	266	4,807
Kirkland's, Inc.*	203	4,805
Diamond Resorts International, Inc.*	259	4,781
Bridgepoint Education, Inc.*	268	4,746
Career Education Corp.*	809	4,611
Bravo Brio Restaurant Group, Inc.*	283	4,604
VOXX International Corp. — Class A*	273	4,559
NACCO Industries, Inc. — Class A	73	4,540
Digital Generation, Inc.*	355	4,526
Christopher & Banks Corp.*	529	4,518
Black Diamond, Inc.*	336	4,479
Carriage Services, Inc. — Class A	229	4,472
William Lyon Homes — Class A*	200	4,428
TRI Pointe Homes, Inc.*	218	4,345
Central European Media Enterprises Ltd. — Class A*	1,118	4,293
Universal Technical Institute, Inc.	308	4,284
Destination XL Group, Inc.*	614	4,034
ValueVision Media, Inc. — Class A*	572	3,998
RetailMeNot, Inc.*	138	3,973
Nautilus, Inc.*	459	3,869
Citi Trends, Inc.*	225	3,825
RadioShack Corp.*	1,455	3,783
Del Frisco's Restaurant Group, Inc.*	158	3,724
Mac-Gray Corp.	174	3,694
Entercom Communications Corp. — Class A*	347	3,647
Marcus Corp.	270	3,629
Education Management Corp.*	355	3,582
West Marine, Inc.*	251	3,572
Saga Communications, Inc. — Class A	71	3,571
Wet Seal, Inc. — Class A*	1,301	3,552
SFX Entertainment, Inc.*	291	3,492
CSS Industries, Inc.	121	3,470
Spartan Motors, Inc.	502	3,363
Speedway Motorsports, Inc.	169	3,355
Sears Hometown and Outlet Stores, Inc.*	131	3,341
Bon-Ton Stores, Inc.	203	3,305
Noodles & Co.*	92	3,305
Winmark Corp.	35	3,242
Daily Journal Corp.*	17	3,145
Morgans Hotel Group Co.*	386	3,138
Potbelly Corp.*	129	3,132
Jamba, Inc.*	245	3,045
McClatchy Co. — Class A*	889	3,023
Costa, Inc.*	138	2,999
Weyco Group, Inc.	98	2,884
Perry Ellis International, Inc.*	181	2,858
Fuel Systems Solutions, Inc.*	205	2,843
Isle of Capri Casinos, Inc.*	311	2,799
RG Barry Corp.	142	2,741
bebe stores, Inc.	511	2,719
hhgregg, Inc.*	193	2,696
Hooker Furniture Corp.	157	2,619
Monarch Casino & Resort, Inc.*	130	2,610
Fox Factory Holding Corp.*	148	2,608
Orbitz Worldwide, Inc.*	349	2,506
Bassett Furniture Industries, Inc.	161	2,460
Culp, Inc.	119	2,434
LGI Homes, Inc.*	136	2,419
Lifetime Brands, Inc.	151	2,375
Carrols Restaurant Group, Inc.*	345	2,280
Pacific Sunwear of California, Inc.*	675	2,255
Luby's, Inc.*	292	2,254
Global Sources Ltd.*	277	2,252

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer Discretionary - 10.6% (continued)
Flexsteel Industries, Inc.	72	$2,213
Corinthian Colleges, Inc.*	1,161	2,067
AH Belo Corp. — Class A	275	2,054
1-800-Flowers.com, Inc. — Class A*	379	2,050
Tower International, Inc.*	94	2,012
Zagg, Inc.*	453	1,971
Johnson Outdoors, Inc. — Class A	73	1,967
Nathan's Famous, Inc.*	39	1,966
Reading International, Inc. — Class A*	260	1,947
Skullcandy, Inc.*	268	1,932
ReachLocal, Inc.*	151	1,919
WCI Communities, Inc.*	100	1,909
JAKKS Pacific, Inc.	278	1,871
Vitacost.com, Inc.*	321	1,859
New York & Company, Inc.*	419	1,831
Shiloh Industries, Inc.*	93	1,814
Systemax, Inc.*	160	1,800
Crown Media Holdings, Inc. — Class A*	508	1,793
Lincoln Educational Services Corp.	351	1,748
UCP, Inc. — Class A*	117	1,713
Dex Media, Inc.*	250	1,695
Tilly's, Inc. — Class A*	147	1,683
JTH Holding, Inc. — Class A*	69	1,677
Marine Products Corp.	156	1,568
Martha Stewart Living Omnimedia, Inc. — Class A*	359	1,508
Hemisphere Media Group, Inc.*	126	1,496
Blyth, Inc.[1]	137	1,491
Einstein Noah Restaurant Group, Inc.	94	1,363
Salem Communications Corp. — Class A	150	1,305
Ignite Restaurant Group, Inc.*	103	1,288
EveryWare Global, Inc.*	139	1,151
American Apparel, Inc.*	843	1,037
Gordmans Stores, Inc.	132	1,012
Body Central Corp.*	243	957
Diversified Restaurant Holdings, Inc.*	158	754
Trans World Entertainment Corp.*	152	672
Beasley Broadcasting Group, Inc. — Class A	68	594
Total Consumer Discretionary		3,358,189
Health Care - 10.2%
athenahealth, Inc.*	533	71,688
Isis Pharmaceuticals, Inc.*	1,641	65,376
Align Technology, Inc.*	1,065	60,864
Alnylam Pharmaceuticals, Inc.*	847	54,488
West Pharmaceutical Services, Inc.	1,014	49,746
ViroPharma, Inc.*	956	47,656
Medidata Solutions, Inc.*	783	47,426
Centene Corp.*	797	46,983
Team Health Holdings, Inc.*	1,009	45,959
Cepheid, Inc.*	977	45,645
NPS Pharmaceuticals, Inc.*	1,464	44,447
WellCare Health Plans, Inc.*	631	44,435
HealthSouth Corp.	1,272	42,382
STERIS Corp.	864	41,516
Questcor Pharmaceuticals, Inc.[1]	762	41,490
PAREXEL International Corp.*	831	37,544
DexCom, Inc.*	1,032	36,543
Medicines Co.*	925	35,724
Owens & Minor, Inc.	924	33,782
Air Methods Corp.*	572	33,365
Puma Biotechnology, Inc.*	320	33,130
Celldex Therapeutics, Inc.*	1,305	31,594
MWI Veterinary Supply, Inc.*	185	31,559
Haemonetics Corp.*	747	31,471
Thoratec Corp.*	834	30,524
Aegerion Pharmaceuticals, Inc.*	423	30,016
HMS Holdings Corp.*	1,285	29,208
Insulet Corp.*	786	29,161
Prestige Brands Holdings, Inc.*	752	26,922
Cyberonics, Inc.*	408	26,728
Santarus, Inc.*	815	26,047
ACADIA Pharmaceuticals, Inc.*	1,023	25,565
Impax Laboratories, Inc.*	1,003	25,215
Acadia Healthcare Company, Inc.*	518	24,516
Neogen Corp.*	521	23,810
Magellan Health Services, Inc.*	392	23,485
Opko Health, Inc.*,1	2,756	23,261
Pacira Pharmaceuticals, Inc.*	402	23,111
HeartWare International, Inc.*	240	22,550
Amsurg Corp. — Class A*	468	21,491
Akorn, Inc.*	855	21,059
Masimo Corp.*	717	20,958
NuVasive, Inc.*	643	20,788
Chemed Corp.	263	20,151
Hanger, Inc.*	509	20,024
Halozyme Therapeutics, Inc.*	1,303	19,532
InterMune, Inc.*	1,313	19,340
Nektar Therapeutics*	1,688	19,159
Arena Pharmaceuticals, Inc.*,1	3,188	18,650
Synageva BioPharma Corp.*	285	18,445
ImmunoGen, Inc.*	1,238	18,161
Wright Medical Group, Inc.*	587	18,027
MedAssets, Inc.*	892	17,688
Volcano Corp.*	801	17,502
Acorda Therapeutics, Inc.*	597	17,432
CONMED Corp.	410	17,425
PDL BioPharma, Inc.[1]	2,048	17,285
ArthroCare Corp.*	414	16,659
Exelixis, Inc.*	2,692	16,502
Cantel Medical Corp.	479	16,243
Meridian Bioscience, Inc.	611	16,210
Globus Medical, Inc. — Class A*	799	16,124
Endologix, Inc.*	922	16,080
Integra LifeSciences Holdings Corp.*	333	15,887
Ironwood Pharmaceuticals, Inc. — Class A*	1,359	15,778

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Health Care - 10.2% (continued)
Analogic Corp.	178	$15,764
Kindred Healthcare, Inc.	794	15,674
Clovis Oncology, Inc.*	258	15,550
Keryx Biopharmaceuticals, Inc.*	1,194	15,462
Greatbatch, Inc.*	346	15,307
ABIOMED, Inc.*	565	15,108
Auxilium Pharmaceuticals, Inc.*	723	14,995
Spectranetics Corp.*	595	14,875
Molina Healthcare, Inc.*	416	14,456
IPC The Hospitalist Company, Inc.*	243	14,432
Fluidigm Corp.*	373	14,292
Novavax, Inc.*	2,724	13,947
Ligand Pharmaceuticals, Inc. — Class B*	256	13,466
Vivus, Inc.*,1	1,474	13,384
Dyax Corp.*	1,774	13,358
ExamWorks Group, Inc.*	443	13,232
Abaxis, Inc.*	328	13,127
Emeritus Corp.*	592	12,805
Omnicell, Inc.*	501	12,791
Ensign Group, Inc.	284	12,573
Quidel Corp.*	407	12,572
Quality Systems, Inc.	587	12,362
Sangamo Biosciences, Inc.*	890	12,362
Cardiovascular Systems, Inc.*	355	12,173
Momenta Pharmaceuticals, Inc.*	686	12,128
Exact Sciences Corp.*	1,032	12,064
ICU Medical, Inc.*	187	11,914
MiMedx Group, Inc.*	1,329	11,615
MannKind Corp.*	2,176	11,337
Raptor Pharmaceutical Corp.*	870	11,327
Sarepta Therapeutics, Inc.*	548	11,163
Invacare Corp.	465	10,793
Luminex Corp.*	551	10,689
Natus Medical, Inc.*	446	10,035
Capital Senior Living Corp.*	417	10,004
AMN Healthcare Services, Inc.*	678	9,967
Computer Programs & Systems, Inc.	160	9,890
Merit Medical Systems, Inc.*	618	9,727
Infinity Pharmaceuticals, Inc.*	699	9,653
HealthStream, Inc.*	291	9,536
Accuray, Inc.*	1,085	9,450
PharMerica Corp.*	434	9,331
Lannett Company, Inc.*	278	9,202
Neurocrine Biosciences, Inc.*	979	9,144
Emergent Biosolutions, Inc.*	397	9,127
Bio-Reference Labs, Inc.*	356	9,092
Array BioPharma, Inc.*	1,805	9,043
Geron Corp.*	1,906	9,034
Affymetrix, Inc.*	1,043	8,939
NxStage Medical, Inc.*	878	8,780
Idenix Pharmaceuticals, Inc.*,1	1,457	8,713
Depomed, Inc.*	823	8,707
National Healthcare Corp.	161	8,680
Staar Surgical Co.*	535	8,662
Insmed, Inc.*	508	8,641
Orexigen Therapeutics, Inc.*	1,479	8,327
Select Medical Holdings Corp.	710	8,243
Spectrum Pharmaceuticals, Inc.*	926	8,195
Cadence Pharmaceuticals, Inc.*	900	8,145
Corvel Corp.*	172	8,032
Accretive Health, Inc.*	862	7,896
Cambrex Corp.*	442	7,881
Healthways, Inc.*	504	7,736
AMAG Pharmaceuticals, Inc.*	313	7,597
XOMA Corp.*	1,128	7,591
Cynosure, Inc. — Class A*	284	7,577
Merrimack Pharmaceuticals, Inc.*	1,415	7,556
Dynavax Technologies Corp.*	3,842	7,530
Galena Biopharma, Inc.*,1	1,495	7,415
Antares Pharma, Inc.*	1,644	7,365
Landauer, Inc.	138	7,260
Intercept Pharmaceuticals, Inc.*	106	7,238
Tornier N.V.*	382	7,178
AVANIR Pharmaceuticals, Inc. — Class A*	2,121	7,127
Atrion Corp.	24	7,110
Genomic Health, Inc.*	241	7,054
Hi-Tech Pharmacal Company, Inc.*	162	7,029
GenMark Diagnostics, Inc.*	525	6,988
Sagent Pharmaceuticals, Inc.*	273	6,929
Anika Therapeutics, Inc.*	181	6,907
Dendreon Corp.*,1	2,305	6,892
Triple-S Management Corp. — Class B*	351	6,823
Amedisys, Inc.*	458	6,701
Synergy Pharmaceuticals, Inc.*	1,176	6,621
Cerus Corp.*	1,024	6,605
TherapeuticsMD, Inc.*	1,260	6,565
KYTHERA Biopharmaceuticals, Inc.*	176	6,556
Orthofix International N.V.*	282	6,435
Repligen Corp.*	464	6,329
BioScrip, Inc.*	848	6,275
Unilife Corp.*	1,419	6,244
Anacor Pharmaceuticals, Inc.*	369	6,192
AngioDynamics, Inc.*	360	6,188
Repros Therapeutics, Inc.*	335	6,131
Vanda Pharmaceuticals, Inc.*	489	6,068
US Physical Therapy, Inc.	172	6,065
Lexicon Pharmaceuticals, Inc.*	3,328	5,990
Rockwell Medical, Inc.*	572	5,972
Horizon Pharma, Inc.*	751	5,723
Surgical Care Affiliates, Inc.*	164	5,714
TESARO, Inc.*	201	5,676
AtriCure, Inc.*	303	5,660
Prothena Corporation plc*	213	5,649
Gentiva Health Services, Inc.*	455	5,647
Vascular Solutions, Inc.*	243	5,625
Symmetry Medical, Inc.*	545	5,494
NewLink Genetics Corp.*	248	5,458
OraSure Technologies, Inc.*	817	5,139

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Health Care - 10.2% (continued)
ZIOPHARM Oncology, Inc.*	1,178	$5,113
Chelsea Therapeutics International Ltd.*	1,152	5,103
SurModics, Inc.*	206	5,024
Zogenix, Inc.*	1,437	4,943
Omeros Corp.*	437	4,934
Immunomedics, Inc.*	1,070	4,922
Zeltiq Aesthetics, Inc.*	254	4,803
Vocera Communications, Inc.*	306	4,777
Endocyte, Inc.*	445	4,757
Achillion Pharmaceuticals, Inc.*	1,412	4,688
Progenics Pharmaceuticals, Inc.*	870	4,637
CryoLife, Inc.	406	4,503
LHC Group, Inc.*	172	4,135
Universal American Corp.	559	4,081
Ophthotech Corp.*	126	4,076
Portola Pharmaceuticals, Inc.*	158	4,069
Providence Service Corp.*	157	4,038
Furiex Pharmaceuticals, Inc.*	96	4,033
SciClone Pharmaceuticals, Inc.*	794	4,002
TearLab Corp.*	425	3,970
Sequenom, Inc.*	1,681	3,934
Intrexon Corp.*	165	3,927
Cross Country Healthcare, Inc.*	393	3,922
Almost Family, Inc.*	121	3,912
Osiris Therapeutics, Inc.*	243	3,907
AcelRx Pharmaceuticals, Inc.*	341	3,857
Synta Pharmaceuticals Corp.*,1	728	3,815
XenoPort, Inc.*	637	3,663
Pacific Biosciences of California, Inc.*	698	3,651
Cell Therapeutics, Inc.*	1,899	3,646
Rigel Pharmaceuticals, Inc.*	1,272	3,625
Navidea Biopharmaceuticals, Inc.*	1,750	3,623
Cempra, Inc.*	288	3,568
Acceleron Pharma, Inc.*	90	3,564
Curis, Inc.*	1,258	3,548
Albany Molecular Research, Inc.*	341	3,437
Tandem Diabetes Care, Inc.*	133	3,427
Five Star Quality Care, Inc.*	623	3,420
Exactech, Inc.*	142	3,374
Peregrine Pharmaceuticals, Inc.*	2,346	3,261
Threshold Pharmaceuticals, Inc.*	689	3,218
Ampio Pharmaceuticals, Inc.*	451	3,216
Chindex International, Inc.*	182	3,172
Pozen, Inc.	393	3,160
Solta Medical, Inc.*	1,041	3,071
Insys Therapeutics, Inc.*	79	3,058
Verastem, Inc.*	256	2,918
RTI Surgical, Inc.*	824	2,917
Stemline Therapeutics, Inc.*	142	2,783
Tetraphase Pharmaceuticals, Inc.*	201	2,718
National Research Corp. — Class A*	141	2,654
Karyopharm Therapeutics, Inc.*	115	2,636
BioDelivery Sciences International, Inc.*	438	2,580
Utah Medical Products, Inc.	45	2,572
PhotoMedex, Inc.*	195	2,525
Cytokinetics, Inc.*	387	2,516
Hyperion Therapeutics, Inc.*	124	2,507
Corcept Therapeutics, Inc.*	774	2,492
Durata Therapeutics, Inc.*	194	2,481
Foundation Medicine, Inc.*	104	2,477
Agios Pharmaceuticals, Inc.*	100	2,395
Receptos, Inc.*	82	2,377
Cytori Therapeutics, Inc.*	921	2,367
PTC Therapeutics, Inc.*	138	2,342
MacroGenics, Inc.*	85	2,332
Relypsa, Inc.*	93	2,325
Sunesis Pharmaceuticals, Inc.*	473	2,242
Merge Healthcare, Inc.*	958	2,223
Derma Sciences, Inc.*	200	2,164
Cutera, Inc.*	211	2,148
Aerie Pharmaceuticals, Inc.*	118	2,119
Bluebird Bio, Inc.*	100	2,098
ChemoCentryx, Inc.*	359	2,079
OncoMed Pharmaceuticals, Inc.*	69	2,037
Accelerate Diagnostics, Inc.*,1	166	2,025
LDR Holding Corp.*	85	2,006
Biotime, Inc.*	536	1,930
Sucampo Pharmaceuticals, Inc. — Class A*	204	1,918
Aratana Therapeutics, Inc.*	100	1,910
Arqule, Inc.*	866	1,862
Nanosphere, Inc.*	803	1,839
Chimerix, Inc.*	121	1,828
Alphatec Holdings, Inc.*	907	1,823
Medical Action Industries, Inc.*	211	1,806
Oxford Immunotec Global plc*	93	1,802
Supernus Pharmaceuticals, Inc.*	238	1,795
OncoGenex Pharmaceutical, Inc.*	214	1,785
Addus HomeCare Corp.*	79	1,774
Harvard Bioscience, Inc.*	375	1,763
SIGA Technologies, Inc.*	538	1,759
Epizyme, Inc.*	84	1,747
NeoGenomics, Inc.*	477	1,727
Alliance HealthCare Services, Inc.*	69	1,707
Targacept, Inc.*	405	1,681
Enanta Pharmaceuticals, Inc.*	58	1,582
Five Prime Therapeutics, Inc.*	85	1,427
Biolase, Inc.*	500	1,414
AVEO Pharmaceuticals, Inc.*	759	1,397
Skilled Healthcare Group, Inc. — Class A*	290	1,395
MEI Pharma, Inc.*	174	1,394
Fibrocell Science, Inc.*	330	1,340
Vical, Inc.*	1,114	1,315
Cornerstone Therapeutics, Inc.*	129	1,224
OvaScience, Inc.*	129	1,179
BIND Therapeutics, Inc.*	78	1,177
Alimera Sciences, Inc.*	244	1,149
Regulus Therapeutics, Inc.*	149	1,101
Onconova Therapeutics, Inc.*	92	1,056

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Health Care - 10.2% (continued)
Amicus Therapeutics, Inc.*	445	$1,046
Veracyte, Inc.*	72	1,044
Coronado Biosciences, Inc.*	388	1,020
Esperion Therapeutics, Inc.*	72	989
Cellular Dynamics International, Inc.*	55	908
TG Therapeutics, Inc.*	228	889
KaloBios Pharmaceuticals, Inc.*	175	774
Pernix Therapeutics Holdings*	254	640
Enzon Pharmaceuticals, Inc.	547	635
GTx, Inc.*	383	632
Conatus Pharmaceuticals, Inc.*	92	593
Harvard Apparatus Regenerative Technology, Inc.*	93	442
USMD Holdings, Inc.*	17	342
Total Health Care		3,231,528
Energy - 4.2%
Kodiak Oil & Gas Corp.*	3,881	43,505
Rosetta Resources, Inc.*	894	42,947
Targa Resources Corp.	479	42,234
SemGroup Corp. — Class A	614	40,051
Bristow Group, Inc.	529	39,707
Helix Energy Solutions Group, Inc.*	1,545	35,813
CARBO Ceramics, Inc.	292	34,027
Western Refining, Inc.	795	33,715
Scorpio Tankers, Inc.	2,698	31,809
Energy XXI Bermuda Ltd.	1,159	31,362
Carrizo Oil & Gas, Inc.*	663	29,682
Exterran Holdings, Inc.*	838	28,660
PDC Energy, Inc.*	523	27,834
SEACOR Holdings, Inc.*	295	26,904
Hornbeck Offshore Services, Inc.*	525	25,846
Stone Energy Corp.*	735	25,424
Crosstex Energy, Inc.	701	25,348
Alpha Natural Resources, Inc.*	3,227	23,041
Bill Barrett Corp.*	713	19,094
Bonanza Creek Energy, Inc.*	429	18,649
Delek US Holdings, Inc.	539	18,547
Magnum Hunter Resources Corp.*	2,514	18,377
Gulfmark Offshore, Inc. — Class A	387	18,239
Geospace Technologies Corp.*	187	17,733
Key Energy Services, Inc.*	2,224	17,570
Forum Energy Technologies, Inc.*	571	16,136
Cloud Peak Energy, Inc.*	890	16,020
Matador Resources Co.*	855	15,937
Newpark Resources, Inc.*	1,256	15,436
Hercules Offshore, Inc.*	2,330	15,215
C&J Energy Services, Inc.*	656	15,154
Diamondback Energy, Inc.*	282	14,907
TETRA Technologies, Inc.*	1,145	14,152
Parker Drilling Co.*	1,739	14,138
Northern Oil and Gas, Inc.*	935	14,090
Arch Coal, Inc.	3,108	13,831
Sanchez Energy Corp.*	560	13,726
Ship Finance International Ltd.	816	13,366
Halcon Resources Corp.*,1	3,383	13,058
Rex Energy Corp.*	662	13,048
Clean Energy Fuels Corp.*	1,001	12,893
Comstock Resources, Inc.	704	12,876
EPL Oil & Gas, Inc.*	440	12,540
Nordic American Tankers Ltd.	1,096	10,631
EXCO Resources, Inc.	1,981	10,519
Contango Oil & Gas Co.*	215	10,161
Approach Resources, Inc.*	511	9,857
Matrix Service Co.*	381	9,323
Era Group, Inc.*	295	9,104
Resolute Energy Corp.*	992	8,958
Tesco Corp.*	441	8,723
RigNet, Inc.*	178	8,532
Swift Energy Co.*	630	8,505
Triangle Petroleum Corp.*	997	8,295
W&T Offshore, Inc.	507	8,112
Athlon Energy, Inc.*	266	8,047
Goodrich Petroleum Corp.*	459	7,812
PHI, Inc.*	180	7,812
Penn Virginia Corp.*	810	7,638
Solazyme, Inc.*,1	697	7,590
Pioneer Energy Services Corp.*	911	7,297
Green Plains Renewable Energy, Inc.	375	7,271
Clayton Williams Energy, Inc.*	86	7,048
Basic Energy Services, Inc.*	440	6,943
Synergy Resources Corp.*	743	6,880
ION Geophysical Corp.*	1,943	6,412
GasLog Ltd.	374	6,392
Emerald Oil, Inc.*	827	6,335
Forest Oil Corp.*	1,746	6,303
Vaalco Energy, Inc.*	848	5,843
Rentech, Inc.*	3,305	5,784
Gastar Exploration, Inc.*	815	5,640
Alon USA Energy, Inc.	340	5,624
Quicksilver Resources, Inc.*,1	1,825	5,603
Willbros Group, Inc.*	586	5,520
Vantage Drilling Co.*	2,935	5,400
Natural Gas Services Group, Inc.*	185	5,100
Gulf Island Fabrication, Inc.	208	4,830
Knightsbridge Tankers Ltd.	446	4,099
Dawson Geophysical Co.*	117	3,957
Abraxas Petroleum Corp.*	1,200	3,936
Callon Petroleum Co.*	583	3,807
Endeavour International Corp.*	692	3,633
Nuverra Environmental Solutions, Inc.*	214	3,593
PetroQuest Energy, Inc.*	831	3,590
Teekay Tankers Ltd. — Class A	913	3,588
Renewable Energy Group, Inc.*	313	3,587
REX American Resources Corp.*	78	3,487
Panhandle Oil and Gas, Inc. — Class A	104	3,475
Mitcham Industries, Inc.*	193	3,418
Warren Resources, Inc.*	1,066	3,347

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Energy - 4.2% (continued)
Westmoreland Coal Co.*	172	$3,318
Midstates Petroleum Company, Inc.*	490	3,244
Miller Energy Resources, Inc.*	449	3,161
BPZ Resources, Inc.*	1,728	3,145
Evolution Petroleum Corp.	246	3,036
Cal Dive International, Inc.*	1,432	2,878
FX Energy, Inc.*	786	2,877
Frontline Ltd.*,1	752	2,812
Bolt Technology Corp.	127	2,795
Equal Energy Ltd.	517	2,761
Uranium Energy Corp.*	1,246	2,492
Ur-Energy, Inc.*	1,773	2,447
Jones Energy, Inc. — Class A*	168	2,433
Adams Resources & Energy, Inc.	31	2,124
Apco Oil and Gas International, Inc.*	135	2,105
Amyris, Inc.*	383	2,026
TGC Industries, Inc.	234	1,708
Isramco, Inc.*	11	1,398
KiOR, Inc. — Class A*	646	1,085
Hallador Energy Co.	130	1,048
L&L Energy, Inc.*,††	480	806
Global Geophysical Services, Inc.*	334	538
ZaZa Energy Corp.*	546	522
Total Energy		1,330,761
Materials - 3.8%
PolyOne Corp.	1,450	51,257
Axiall Corp.	1,025	48,626
Chemtura Corp.*	1,441	40,232
HB Fuller Co.	733	38,145
Louisiana-Pacific Corp.*	2,041	37,779
Sensient Technologies Corp.	736	35,711
Commercial Metals Co.	1,706	34,684
Olin Corp.	1,179	34,014
KapStone Paper and Packaging Corp.*	601	33,572
Worthington Industries, Inc.	774	32,570
Minerals Technologies, Inc.	511	30,696
Graphic Packaging Holding Co.*	2,864	27,494
Balchem Corp.	437	25,652
Schweitzer-Mauduit International, Inc.	456	23,470
SunCoke Energy, Inc.*	1,022	23,311
Texas Industries, Inc.*	323	22,215
Stillwater Mining Co.*	1,723	21,262
Kaiser Aluminum Corp.	278	19,526
Berry Plastics Group, Inc.*	810	19,269
Stepan Co.	281	18,442
PH Glatfelter Co.	628	17,358
Globe Specialty Metals, Inc.	943	16,983
OM Group, Inc.*	465	16,931
Calgon Carbon Corp.*	794	16,333
Resolute Forest Products, Inc.*	1,019	16,324
AK Steel Holding Corp.*	1,990	16,318
Clearwater Paper Corp.*	310	16,275
Coeur Mining, Inc.*	1,484	16,101
Innospec, Inc.	348	16,085
Innophos Holdings, Inc.	326	15,844
RTI International Metals, Inc.*	461	15,771
A. Schulman, Inc.	435	15,338
Walter Energy, Inc.	914	15,200
Hecla Mining Co.	4,865	14,984
Quaker Chemical Corp.	194	14,952
Flotek Industries, Inc.*	698	14,009
Koppers Holdings, Inc.	305	13,954
AMCOL International Corp.	409	13,898
Ferro Corp.*	1,058	13,574
Intrepid Potash, Inc.*	800	12,672
Schnitzer Steel Industries, Inc. — Class A	379	12,382
Molycorp, Inc.*	2,172	12,207
Horsehead Holding Corp.*	737	11,947
LSB Industries, Inc.*	282	11,568
Kraton Performance Polymers, Inc.*	480	11,064
Deltic Timber Corp.	161	10,938
US Silica Holdings, Inc.	312	10,642
Headwaters, Inc.*	1,066	10,436
Tredegar Corp.	358	10,314
Neenah Paper, Inc.	238	10,179
American Vanguard Corp.	417	10,129
Haynes International, Inc.	180	9,943
Materion Corp.	302	9,317
Wausau Paper Corp.	723	9,168
Myers Industries, Inc.	414	8,744
Advanced Emissions Solutions, Inc.*	154	8,351
Century Aluminum Co.*	749	7,835
Zoltek Companies, Inc.*	406	6,801
OMNOVA Solutions, Inc.*	687	6,259
Zep, Inc.	333	6,047
Allied Nevada Gold Corp.*	1,522	5,403
Boise Cascade Co.*	181	5,336
Hawkins, Inc.	142	5,281
FutureFuel Corp.	323	5,103
US Concrete, Inc.*	209	4,730
Taminco Corp.*	234	4,729
Landec Corp.*	382	4,630
Olympic Steel, Inc.	134	3,883
AM Castle & Co.*	261	3,855
Universal Stainless & Alloy Products, Inc.*	106	3,822
Arabian American Development Co.*	295	3,702
AEP Industries, Inc.*	67	3,540
Chase Corp.	99	3,495
American Pacific Corp.*	84	3,130
Gold Resource Corp.	488	2,211
KMG Chemicals, Inc.	120	2,027
United States Lime & Minerals, Inc.*	33	2,019
UFP Technologies, Inc.*	80	2,018
Paramount Gold and Silver Corp.*	2,020	1,882
Handy & Harman Ltd.*	76	1,840
Penford Corp.*	138	1,773

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Materials - 3.8% (continued)
Noranda Aluminum Holding Corp.	489	$1,609
Marrone Bio Innovations, Inc.*	76	1,351
Midway Gold Corp.*	1,638	1,327
General Moly, Inc.*	839	1,124
GSE Holding, Inc.*	113	234
Total Materials		1,201,156
Consumer Staples - 2.9%
United Natural Foods, Inc.*	723	54,507
Rite Aid Corp.*	10,674	54,010
Hain Celestial Group, Inc.*	559	50,745
Darling International, Inc.*	2,310	48,232
Casey's General Stores, Inc.	556	39,060
TreeHouse Foods, Inc.*	528	36,389
Harris Teeter Supermarkets, Inc.	724	35,729
PriceSmart, Inc.	276	31,889
Boston Beer Company, Inc. — Class A*	124	29,982
B&G Foods, Inc. — Class A	774	26,245
Sanderson Farms, Inc.	338	24,447
Andersons, Inc.	271	24,165
Lancaster Colony Corp.	273	24,065
Post Holdings, Inc.*	475	23,403
Spectrum Brands Holdings, Inc.	312	22,011
SUPERVALU, Inc.*	2,969	21,644
Snyders-Lance, Inc.	698	20,047
J&J Snack Foods Corp.	223	19,756
Universal Corp.	346	18,891
Susser Holdings Corp.*	262	17,158
WD-40 Co.	228	17,027
Fresh Del Monte Produce, Inc.	554	15,678
Vector Group Ltd.	923	15,110
Pilgrim's Pride Corp.*	890	14,463
Boulder Brands, Inc.*	873	13,846
Elizabeth Arden, Inc.*	374	13,259
Cal-Maine Foods, Inc.	217	13,070
Spartan Stores, Inc.	537	13,038
Seaboard Corp.	4	11,180
Tootsie Roll Industries, Inc.[1]	283	9,209
Annie's, Inc.*	205	8,823
Inter Parfums, Inc.	241	8,631
Weis Markets, Inc.	163	8,567
Diamond Foods, Inc.*	325	8,398
Chiquita Brands International, Inc.*	681	7,968
Chefs' Warehouse, Inc.*	242	7,057
USANA Health Sciences, Inc.*	88	6,651
Pantry, Inc.*	342	5,739
Harbinger Group, Inc.*	482	5,712
Natural Grocers by Vitamin Cottage, Inc.*	128	5,434
Calavo Growers, Inc.	178	5,386
Medifast, Inc.*	201	5,252
Coca-Cola Bottling Company Consolidated	69	5,050
Ingles Markets, Inc. — Class A	170	4,607
Central Garden and Pet Co. — Class A*	610	4,118
Fairway Group Holdings Corp.*	226	4,095
Revlon, Inc. — Class A*	164	4,093
Limoneira Co.	150	3,989
Alliance One International, Inc.*	1,280	3,904
Seneca Foods Corp. — Class A*	119	3,795
Omega Protein Corp.*	296	3,638
Roundy's, Inc.	364	3,589
Nutraceutical International Corp.*	127	3,401
National Beverage Corp.*	162	3,266
John B Sanfilippo & Son, Inc.	120	2,962
Orchids Paper Products Co.	88	2,890
Village Super Market, Inc. — Class A	93	2,884
Nature's Sunshine Products, Inc.	164	2,840
Star Scientific, Inc.*,1	2,435	2,825
Arden Group, Inc. — Class A	22	2,783
Inventure Foods, Inc.*	209	2,771
Female Health Co.	317	2,695
Oil-Dri Corporation of America	71	2,687
Craft Brew Alliance, Inc.*	154	2,529
Lifevantage Corp.*	1,499	2,473
Synutra International, Inc.*	252	2,238
Farmer Bros Co.*	87	2,024
Alico, Inc.	41	1,594
Griffin Land & Nurseries, Inc.	40	1,335
Lifeway Foods, Inc.	64	1,023
Total Consumer Staples		927,971
Utilities - 2.3%
Cleco Corp.	889	41,446
Southwest Gas Corp.	681	38,075
IDACORP, Inc.	732	37,948
Piedmont Natural Gas Company, Inc.	1,101	36,509
UNS Energy Corp.	609	36,450
Black Hills Corp.	648	34,027
Portland General Electric Co.	1,105	33,371
UIL Holdings Corp.	831	32,201
Dynegy, Inc.*	1,466	31,549
WGL Holdings, Inc.	755	30,245
ALLETE, Inc.	580	28,930
New Jersey Resources Corp.	614	28,391
PNM Resources, Inc.	1,170	28,220
South Jersey Industries, Inc.	464	25,965
Avista Corp.	874	24,638
NorthWestern Corp.	554	23,999
Laclede Group, Inc.	481	21,905
El Paso Electric Co.	586	20,574
MGE Energy, Inc.	337	19,512
Northwest Natural Gas Co.	390	16,700
American States Water Co.	561	16,117
California Water Service Group	695	16,034
Otter Tail Corp.	534	15,630
Empire District Electric Co.	621	14,090
NRG Yield, Inc. — Class A	334	13,363
Chesapeake Utilities Corp.	137	8,223
Pattern Energy Group, Inc.	266	8,062
Ormat Technologies, Inc.	254	6,911

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Utilities - 2.3% (continued)
SJW Corp.	225	$6,703
Unitil Corp.	201	6,128
Atlantic Power Corp.	1,756	6,111
Connecticut Water Service, Inc.	159	5,646
Middlesex Water Co.	235	4,921
York Water Co.	187	3,914
Consolidated Water Company Ltd.	210	2,961
Artesian Resources Corp. — Class A	107	2,456
Delta Natural Gas Company, Inc.	105	2,350
Genie Energy Ltd. — Class B*	192	1,960
Pure Cycle Corp.*	252	1,595
Total Utilities		733,830
Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	686	27,722
Leap Wireless International, Inc.*	793	13,798
8x8, Inc.*	1,278	12,985
Consolidated Communications Holdings, Inc.	582	11,425
Cincinnati Bell, Inc.*	3,044	10,837
Shenandoah Telecommunications Co.	351	9,010
Premiere Global Services, Inc.*	699	8,101
Atlantic Tele-Network, Inc.	135	7,637
Vonage Holdings Corp.*	2,272	7,566
NII Holdings, Inc.*	2,512	6,908
inContact, Inc.*	782	6,107
Iridium Communications, Inc.*	935	5,853
Inteliquent, Inc.	481	5,493
General Communication, Inc. — Class A*	460	5,129
Lumos Networks Corp.	228	4,788
NTELOS Holdings Corp.	228	4,612
Hawaiian Telcom Holdco, Inc.*	156	4,582
USA Mobility, Inc.	314	4,484
IDT Corp. — Class B	227	4,056
Fairpoint Communications, Inc.*	303	3,427
ORBCOMM, Inc.*	533	3,379
magicJack VocalTec Ltd.*	267	3,183
Towerstream Corp.*	968	2,865
Cbeyond, Inc.*	389	2,684
HickoryTech Corp.	202	2,592
RingCentral, Inc. — Class A*	129	2,370
Boingo Wireless, Inc.*	269	1,724
Straight Path Communications, Inc. — Class B*	116	950
Total Telecommunication Services		184,267
Total Common Stocks
(Cost $16,557,547)		24,424,230
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	54	289
Magnum Hunter Resources Corp.
$8.50, 04/15/16*,1	282	–
Total Warrants
(Cost $344)		289
RIGHTS†† - 0.0%
Cubist Pharmaceuticals, Inc.
Expires 10/15/15*	729	984
EXCO Resources Inc.
Expires 01/11/14*	1,111	178
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	57	34
Total Rights
(Cost $1,537)		1,196

	Face Amount
REPURCHASE AGREEMENTS††,2 - 66.4%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$15,478,058	15,478,058
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	2,496,565	2,496,565
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	1,549,461	1,549,461
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[3]	1,479,610	1,479,610
Total Repurchase Agreements
(Cost $21,003,694)		21,003,694
SECURITIES LENDING COLLATERAL††,4 - 0.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	229,501	229,501
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	33,828	33,828
Total Securities Lending Collateral
(Cost $263,329)		263,329
Total Investments - 144.3%
(Cost $37,826,451)		$45,692,738
Other Assets & Liabilities, net - (44.3)%		(14,037,731)
Total Net Assets - 100.0%		$31,655,007

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2014 Russell 2000 Index Swap, Terminating 01/31/14[5] (Notional Value $5,759,627)	4,950	$17,791
Goldman Sachs International January 2014 Russell 2000 Index Swap, Terminating 01/28/14[5] (Notional Value $9,116,768)	7,835	14,970

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2014 Russell 2000 Index Swap, Terminating 01/28/14[5] (Notional Value $8,242,115)	7,083	$13,922
(Total Notional Value $23,118,510)		$46,683

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7%
Financials - 15.8%
CNO Financial Group, Inc.	7,158	$126,625
Prosperity Bancshares, Inc.	1,939	122,912
FirstMerit Corp.	5,341	118,729
Financial Engines, Inc.	1,572	109,222
Highwoods Properties, Inc.	2,892	104,603
NorthStar Realty Finance Corp.	7,717	103,795
LaSalle Hotel Properties	3,350	103,382
Prospect Capital Corp.	8,963	100,564
Hancock Holding Co.	2,738	100,429
First American Financial Corp.	3,483	98,222
Stifel Financial Corp.*	2,045	97,996
RLJ Lodging Trust	3,988	96,989
Webster Financial Corp.	2,912	90,796
MGIC Investment Corp.*	10,439	88,106
Portfolio Recovery Associates, Inc.*	1,631	86,182
EPR Properties	1,664	81,803
Texas Capital Bancshares, Inc.*	1,309	81,420
MarketAxess Holdings, Inc.	1,210	80,913
Primerica, Inc.	1,833	78,654
Radian Group, Inc.	5,565	78,579
BancorpSouth, Inc.	3,070	78,039
Susquehanna Bancshares, Inc.	6,004	77,091
Geo Group, Inc.	2,307	74,332
UMB Financial Corp.	1,153	74,115
DiamondRock Hospitality Co.	6,297	72,730
Sunstone Hotel Investors, Inc.	5,241	70,229
Umpqua Holdings Corp.	3,606	69,019
Glacier Bancorp, Inc.	2,316	68,994
CubeSmart	4,292	68,414
Cathay General Bancorp	2,536	67,787
First Financial Bankshares, Inc.	1,017	67,447
DCT Industrial Trust, Inc.	9,368	66,793
RLI Corp.	682	66,414
Sovran Self Storage, Inc.	1,013	66,017
Healthcare Realty Trust, Inc.	3,084	65,720
Invesco Mortgage Capital, Inc.	4,357	63,962
American Realty Capital Properties, Inc.	4,956	63,735
Medical Properties Trust, Inc.	5,206	63,617
Apollo Investment Corp.	7,236	61,361
FNB Corp.	4,834	61,005
Pebblebrook Hotel Trust	1,982	60,966
Evercore Partners, Inc. — Class A	1,019	60,916
PrivateBancorp, Inc. — Class A	2,095	60,608
IBERIABANK Corp.	960	60,336
First Industrial Realty Trust, Inc.	3,457	60,325
Ryman Hospitality Properties, Inc.	1,426	59,578
Janus Capital Group, Inc.	4,804	59,425
Lexington Realty Trust	5,790	59,116
Chambers Street Properties	7,622	58,308
First Cash Financial Services, Inc.*	941	58,192
Capitol Federal Financial, Inc.	4,802	58,153
Trustmark Corp.	2,160	57,974
Alexander & Baldwin, Inc.	1,383	57,713
Platinum Underwriters Holdings Ltd.	940	57,603
WisdomTree Investments, Inc.*	3,236	57,310
Western Alliance Bancorporation*	2,390	57,025
Bank of the Ozarks, Inc.	1,006	56,930
EastGroup Properties, Inc.	976	56,540
MB Financial, Inc.	1,761	56,510
Cousins Properties, Inc.	5,413	55,754
Strategic Hotels & Resorts, Inc.*	5,838	55,169
Wintrust Financial Corp.	1,192	54,975
American Equity Investment Life Holding Co.	2,067	54,527
Home BancShares, Inc.	1,457	54,419
New Residential Investment Corp.	8,146	54,415
Potlatch Corp.	1,300	54,262
Greenhill & Company, Inc.	912	52,841
Home Loan Servicing Solutions Ltd.	2,286	52,509
PennyMac Mortgage Investment Trust	2,272	52,165
PacWest Bancorp[1]	1,219	51,466
First Financial Holdings, Inc.	772	51,346
Community Bank System, Inc.	1,293	51,306
Redwood Trust, Inc.	2,647	51,272
United Bankshares, Inc.[1]	1,619	50,918
CVB Financial Corp.	2,955	50,442
Old National Bancorp	3,262	50,137
Washington Real Estate Investment Trust	2,142	50,037
Symetra Financial Corp.	2,627	49,808
DuPont Fabros Technology, Inc.	2,010	49,667
Sun Communities, Inc.	1,160	49,462
Westamerica Bancorporation	866	48,894
Selective Insurance Group, Inc.	1,790	48,437
ARMOUR Residential REIT, Inc.	12,054	48,337
EverBank Financial Corp.	2,589	47,482
Hilltop Holdings, Inc.*	1,997	46,191
International Bancshares Corp.	1,718	45,338
Columbia Banking System, Inc.	1,646	45,281
PS Business Parks, Inc.	588	44,935
PHH Corp.*	1,843	44,877
Northwest Bancshares, Inc.	3,019	44,621
National Health Investors, Inc.	788	44,207
Acadia Realty Trust	1,776	44,097
Virtus Investment Partners, Inc.*	220	44,011
Government Properties Income Trust	1,759	43,711
Glimcher Realty Trust	4,656	43,580
Equity One, Inc.	1,942	43,578
Enstar Group Ltd.*	308	42,784
National Penn Bancshares, Inc.	3,769	42,703
First Midwest Bancorp, Inc.	2,414	42,317
BBCN Bancorp, Inc.	2,546	42,238
Walter Investment Management Corp.*	1,192	42,149
Colony Financial, Inc.	2,076	42,122
CYS Investments, Inc.	5,622	41,659
Pennsylvania Real Estate Investment Trust	2,190	41,566
Investors Bancorp, Inc.	1,621	41,465
Main Street Capital Corp.	1,262	41,255

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Financials - 15.8% (continued)
Montpelier Re Holdings Ltd.	1,417	$41,235
Altisource Residential Corp.	1,362	41,010
Fifth Street Finance Corp.	4,401	40,709
Kennedy-Wilson Holdings, Inc.	1,824	40,584
Encore Capital Group, Inc.*	807	40,560
Argo Group International Holdings Ltd.	871	40,493
Horace Mann Educators Corp.	1,279	40,340
LTC Properties, Inc.	1,123	39,743
Chesapeake Lodging Trust	1,561	39,478
Astoria Financial Corp.	2,840	39,277
iStar Financial, Inc.*	2,736	39,043
Sterling Financial Corp.	1,098	37,420
Capstead Mortgage Corp.	3,081	37,218
Provident Financial Services, Inc.	1,926	37,210
Pinnacle Financial Partners, Inc.	1,132	36,824
NBT Bancorp, Inc.	1,412	36,571
Hersha Hospitality Trust — Class A	6,520	36,316
National Bank Holdings Corp. — Class A	1,687	36,102
Sterling Bancorp	2,688	35,939
Ambac Financial Group, Inc.*	1,447	35,538
ViewPoint Financial Group, Inc.	1,285	35,273
Cash America International, Inc.	920	35,236
Franklin Street Properties Corp.	2,903	34,691
Parkway Properties, Inc.	1,778	34,303
Retail Opportunity Investments Corp.	2,318	34,121
American Assets Trust, Inc.	1,078	33,882
American Capital Mortgage Investment Corp.	1,896	33,104
Solar Capital Ltd.	1,452	32,743
Amtrust Financial Services, Inc.[1]	1,000	32,690
FelCor Lodging Trust, Inc.*	3,995	32,599
Hercules Technology Growth Capital, Inc.	1,981	32,488
Boston Private Financial Holdings, Inc.	2,572	32,459
First Financial Bancorp	1,861	32,437
Education Realty Trust, Inc.	3,672	32,387
Park National Corp.	376	31,986
Employers Holdings, Inc.	996	31,523
Sabra Health Care REIT, Inc.	1,203	31,446
Nelnet, Inc. — Class A	738	31,099
Renasant Corp.	983	30,925
BofI Holding, Inc.*	393	30,823
Greenlight Capital Re Ltd. — Class A*	905	30,508
Hudson Pacific Properties, Inc.	1,392	30,443
Ramco-Gershenson Properties Trust	1,926	30,315
Chemical Financial Corp.	955	30,245
Independent Bank Corp.	764	29,941
Associated Estates Realty Corp.	1,855	29,773
Credit Acceptance Corp.*	227	29,508
Inland Real Estate Corp.	2,752	28,951
HFF, Inc. — Class A*	1,066	28,622
Banner Corp.	626	28,057
Investors Real Estate Trust	3,251	27,894
First Commonwealth Financial Corp.	3,154	27,818
eHealth, Inc.*	592	27,522
STAG Industrial, Inc.	1,349	27,506
KCG Holdings, Inc. — Class A*	2,292	27,412
Infinity Property & Casualty Corp.	375	26,906
WesBanco, Inc.	835	26,720
Banco Latinoamericano de Comercio Exterior S.A. — Class E	945	26,479
World Acceptance Corp.*,1	295	25,821
First Merchants Corp.	1,125	25,605
OFG Bancorp	1,470	25,490
AMERISAFE, Inc.	588	24,837
PennantPark Investment Corp.	2,138	24,801
BGC Partners, Inc. — Class A	4,088	24,773
Northfield Bancorp, Inc.	1,874	24,737
United Community Banks, Inc.*	1,392	24,708
Investment Technology Group, Inc.*	1,200	24,672
Triangle Capital Corp.	884	24,443
Resource Capital Corp.	4,085	24,224
S&T Bancorp, Inc.	954	24,146
Cohen & Steers, Inc.	602	24,116
Alexander's, Inc.	73	24,090
Tompkins Financial Corp.	468	24,051
Forestar Group, Inc.*	1,112	23,652
Safety Insurance Group, Inc.	418	23,533
Oritani Financial Corp.	1,465	23,513
City Holding Co.	500	23,165
Summit Hotel Properties, Inc.	2,570	23,130
Golub Capital BDC, Inc.	1,199	22,913
ICG Group, Inc.*	1,229	22,896
Sandy Spring Bancorp, Inc.	800	22,552
Hanmi Financial Corp.	1,022	22,372
BlackRock Kelso Capital Corp.	2,391	22,308
Stewart Information Services Corp.	687	22,169
Berkshire Hills Bancorp, Inc.	810	22,089
First Potomac Realty Trust	1,893	22,016
Eagle Bancorp, Inc.*	718	21,992
Wilshire Bancorp, Inc.	1,999	21,849
TrustCo Bank Corp. NY	3,031	21,763
Brookline Bancorp, Inc.	2,257	21,599
CoreSite Realty Corp.	667	21,471
Navigators Group, Inc.*	339	21,411
FXCM, Inc. — Class A	1,175	20,962
Green Dot Corp. — Class A*	830	20,875
Piper Jaffray Cos.*	523	20,685
Community Trust Bancorp, Inc.	456	20,593
Lakeland Financial Corp.	527	20,553
Flushing Financial Corp.	990	20,493
New Mountain Finance Corp.	1,355	20,379
RAIT Financial Trust	2,251	20,191
Simmons First National Corp. — Class A	532	19,764
Anworth Mortgage Asset Corp.	4,664	19,635
Campus Crest Communities, Inc.	2,075	19,526
Kite Realty Group Trust	2,949	19,375

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Financials - 15.8% (continued)
Apollo Commercial Real Estate Finance, Inc.	1,192	$19,370
WSFS Financial Corp.	249	19,305
EZCORP, Inc. — Class A*	1,643	19,207
United Fire Group, Inc.	663	19,002
Select Income REIT	710	18,985
Bancorp, Inc.*	1,058	18,949
State Bank Financial Corp.	1,031	18,754
Capital Bank Financial Corp. — Class A*	804	18,291
THL Credit, Inc.	1,090	17,974
Medley Capital Corp.	1,294	17,922
StellarOne Corp.	736	17,716
Excel Trust, Inc.	1,544	17,586
Maiden Holdings Ltd.	1,606	17,554
Cardinal Financial Corp.	973	17,514
TICC Capital Corp.	1,689	17,464
Chatham Lodging Trust	852	17,423
Dime Community Bancshares, Inc.	1,023	17,309
Washington Trust Bancorp, Inc.	465	17,307
GAMCO Investors, Inc. — Class A	196	17,046
PICO Holdings, Inc.*	731	16,893
National Western Life Insurance Co. — Class A	75	16,766
TCP Capital Corp.	986	16,545
Ashford Hospitality Trust, Inc.	1,981	16,403
Tejon Ranch Co.*	444	16,321
Ameris Bancorp*	771	16,276
HCI Group, Inc.	303	16,211
Union First Market Bankshares Corp.	652	16,176
First Interstate Bancsystem, Inc. — Class A	568	16,114
Rouse Properties, Inc.	720	15,977
Southside Bancshares, Inc.	579	15,830
1st Source Corp.	489	15,619
Universal Health Realty Income Trust	386	15,463
Apollo Residential Mortgage, Inc.	1,028	15,194
Getty Realty Corp.	826	15,174
Capital Southwest Corp.	434	15,134
Third Point Reinsurance Ltd.*	816	15,120
NewStar Financial, Inc.*	849	15,087
DFC Global Corp.*	1,301	14,896
Urstadt Biddle Properties, Inc. — Class A	803	14,815
Taylor Capital Group, Inc.*	554	14,725
Virginia Commerce Bancorp, Inc.*	866	14,713
Trico Bancshares	517	14,667
Cedar Realty Trust, Inc.	2,333	14,605
SY Bancorp, Inc.	455	14,524
First BanCorp*	2,320	14,361
New York Mortgage Trust, Inc.	2,052	14,343
Lakeland Bancorp, Inc.	1,150	14,226
Terreno Realty Corp.	801	14,178
Central Pacific Financial Corp.	705	14,156
Dynex Capital, Inc.	1,767	14,136
AG Mortgage Investment Trust, Inc.	896	14,013
Westwood Holdings Group, Inc.	224	13,868
CyrusOne, Inc.	616	13,755
Heartland Financial USA, Inc.	476	13,704
CoBiz Financial, Inc.	1,144	13,682
Arlington Asset Investment Corp. — Class A	516	13,617
Safeguard Scientifics, Inc.*	677	13,601
First Busey Corp.	2,335	13,543
First Financial Corp.	363	13,271
Customers Bancorp, Inc.*	645	13,197
Bryn Mawr Bank Corp.	434	13,098
TowneBank	847	13,035
BancFirst Corp.	232	13,006
FBL Financial Group, Inc. — Class A	287	12,855
Rockville Financial, Inc.	888	12,618
Flagstar Bancorp, Inc.*	640	12,557
Agree Realty Corp.	431	12,508
Monmouth Real Estate Investment Corp. — Class A	1,365	12,408
Cowen Group, Inc. — Class A*	3,143	12,289
Citizens, Inc.*	1,402	12,268
Universal Insurance Holdings, Inc.	838	12,134
Saul Centers, Inc.	253	12,076
United Financial Bancorp, Inc.	637	12,033
Enterprise Financial Services Corp.	587	11,987
MainSource Financial Group, Inc.	658	11,864
Phoenix Companies, Inc.*	191	11,727
Western Asset Mortgage Capital Corp.	780	11,606
German American Bancorp, Inc.	404	11,514
OneBeacon Insurance Group Ltd. — Class A	726	11,485
Winthrop Realty Trust	1,029	11,370
Diamond Hill Investment Group, Inc.	96	11,361
Beneficial Mutual Bancorp, Inc.*	1,033	11,280
Federal Agricultural Mortgage Corp. — Class C	328	11,234
Meadowbrook Insurance Group, Inc.	1,612	11,220
Univest Corporation of Pennsylvania	536	11,084
First of Long Island Corp.	257	11,018
Financial Institutions, Inc.	445	10,996
Gramercy Property Trust, Inc.*	1,910	10,983
Hudson Valley Holding Corp.	527	10,724
AmREIT, Inc. — Class B	637	10,702
HomeTrust Bancshares, Inc.*	669	10,697
First Bancorp	637	10,587
Camden National Corp.	250	10,555
Bank Mutual Corp.	1,498	10,501
Ladenburg Thalmann Financial Services, Inc.*	3,318	10,385
State Auto Financial Corp.	485	10,301

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Financials - 15.8% (continued)
Park Sterling Corp.	1,441	$10,289
Great Southern Bancorp, Inc.	334	10,157
BNC Bancorp	590	10,113
MCG Capital Corp.	2,298	10,111
Southwest Bancorp, Inc.*	630	10,030
Metro Bancorp, Inc.*	460	9,908
Centerstate Banks, Inc.	965	9,795
MVC Capital, Inc.	725	9,788
First Community Bancshares, Inc.	581	9,703
Fidus Investment Corp.	444	9,653
Bridge Bancorp, Inc.	357	9,282
Whitestone REIT — Class B	685	9,158
Pacific Continental Corp.	574	9,150
Ares Commercial Real Estate Corp.	690	9,039
Arrow Financial Corp.	340	9,030
Aviv REIT, Inc.	374	8,864
Washington Banking Co.	498	8,830
First Connecticut Bancorp, Inc.	547	8,818
GFI Group, Inc.	2,243	8,770
CNB Financial Corp.	460	8,740
Walker & Dunlop, Inc.*	531	8,586
Medallion Financial Corp.	598	8,581
International. FCStone, Inc.*	459	8,510
Pacific Premier Bancorp, Inc.*	540	8,500
HomeStreet, Inc.	420	8,400
Heritage Financial Corp.	485	8,298
National Bankshares, Inc.	224	8,263
Citizens & Northern Corp.	394	8,128
Baldwin & Lyons, Inc. — Class B	297	8,114
Gladstone Commercial Corp.	451	8,104
First Defiance Financial Corp.	312	8,103
Territorial Bancorp, Inc.	346	8,027
OmniAmerican Bancorp, Inc.*	372	7,953
Oppenheimer Holdings, Inc. — Class A	320	7,930
Charter Financial Corp.	731	7,873
Yadkin Financial Corp.*	462	7,872
Suffolk Bancorp*	377	7,842
Silver Bay Realty Trust Corp.	490	7,835
Meta Financial Group, Inc.	194	7,824
Penns Woods Bancorp, Inc.	153	7,803
Crawford & Co. — Class B	842	7,780
Peoples Bancorp, Inc.	345	7,766
Fidelity Southern Corp.	466	7,740
Manning & Napier, Inc. — Class A	437	7,713
Republic Bancorp, Inc. — Class A	314	7,706
MetroCorp Bancshares, Inc.	509	7,671
One Liberty Properties, Inc.	381	7,670
American Residential Properties, Inc.*	445	7,636
Preferred Bank/Los Angeles CA*	380	7,619
OceanFirst Financial Corp.	442	7,571
FBR & Co.*	287	7,571
GSV Capital Corp.*	625	7,556
Bank of Marin Bancorp	174	7,550
Calamos Asset Management, Inc. — Class A	635	7,518
KCAP Financial, Inc.	912	7,360
1st United Bancorp, Inc.	963	7,328
West Bancorporation, Inc.	460	7,277
Bank of Kentucky Financial Corp.	197	7,269
Rexford Industrial Realty, Inc.	546	7,207
Ashford Hospitality Prime, Inc.	396	7,207
PennyMac Financial Services, Inc. — Class A*	408	7,160
Horizon Bancorp	279	7,067
Banc of California, Inc.	527	7,067
Center Bancorp, Inc.	375	7,035
Home Federal Bancorp, Inc.	471	7,018
Consolidated-Tomoka Land Co.	192	6,968
Gladstone Investment Corp.	852	6,867
Fox Chase Bancorp, Inc.	393	6,830
Solar Senior Capital Ltd.	374	6,814
Tree.com, Inc.*	207	6,798
Ames National Corp.	303	6,784
Franklin Financial Corp.*	342	6,765
Global Indemnity plc — Class A*	267	6,755
American National Bankshares, Inc.	256	6,720
Guaranty Bancorp	478	6,716
Marlin Business Services Corp.	266	6,703
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	474	6,617
Gladstone Capital Corp.	676	6,490
PennantPark Floating Rate Capital Ltd.	470	6,453
Sierra Bancorp	396	6,372
Bridge Capital Holdings*	309	6,347
Firsthand Technology Value Fund, Inc.	273	6,325
Kansas City Life Insurance Co.	132	6,302
Tower Group International Ltd.	1,848	6,246
BankFinancial Corp.	680	6,229
JAVELIN Mortgage Investment Corp.	440	6,129
NewBridge Bancorp*	817	6,128
Independent Bank Group, Inc.	122	6,059
Meridian Interstate Bancorp, Inc.*	268	6,051
Mercantile Bank Corp.	279	6,021
Merchants Bancshares, Inc.	179	5,997
MidWestOne Financial Group, Inc.	219	5,957
ESB Financial Corp.	418	5,936
Regional Management Corp.*	172	5,836
Seacoast Banking Corporation of Florida*	472	5,758
Stellus Capital Investment Corp.	385	5,756
Armada Hoffler Properties, Inc.	615	5,707
United Community Financial Corp.*	1,594	5,691
SWS Group, Inc.*	932	5,667
Heritage Commerce Corp.	674	5,554
AV Homes, Inc.*	304	5,524
Peapack Gladstone Financial Corp.	288	5,501
Northrim BanCorp, Inc.	208	5,458
Consumer Portfolio Services, Inc.*	580	5,446
First Bancorp, Inc.	310	5,400

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Financials - 15.8% (continued)
Kearny Financial Corp.*	462	$5,373
CU Bancorp*	301	5,261
Nicholas Financial, Inc.	332	5,226
Farmers Capital Bank Corp.*	240	5,220
Bar Harbor Bankshares	129	5,159
First Financial Northwest, Inc.	491	5,092
NGP Capital Resources Co.	681	5,087
Eastern Insurance Holdings, Inc.	207	5,069
Enterprise Bancorp, Inc.	231	4,890
National Interstate Corp.	211	4,853
Heritage Oaks Bancorp*	647	4,853
Physicians Realty Trust	375	4,778
MidSouth Bancorp, Inc.	267	4,769
Capital City Bank Group, Inc.*	403	4,743
C&F Financial Corp.	102	4,658
First Security Group, Inc.*	2,007	4,616
Sun Bancorp, Inc.*	1,305	4,594
UMH Properties, Inc.	483	4,550
Provident Financial Holdings, Inc.	299	4,485
EMC Insurance Group, Inc.	143	4,379
Intervest Bancshares Corp. — Class A*	578	4,341
Westfield Financial, Inc.	581	4,334
CommunityOne Bancorp*	337	4,297
Pzena Investment Management, Inc. — Class A	363	4,269
First NBC Bank Holding Co.*	130	4,199
NASB Financial, Inc.	137	4,137
Chemung Financial Corp.	120	4,100
Hallmark Financial Services, Inc.*	459	4,078
Home Bancorp, Inc.*	208	3,921
Horizon Technology Finance Corp.	270	3,837
Macatawa Bank Corp.*	763	3,815
Donegal Group, Inc. — Class A	237	3,768
JMP Group, Inc.	502	3,715
Resource America, Inc. — Class A	395	3,697
Imperial Holdings, Inc.*	560	3,662
BBX Capital Corp. — Class A*	234	3,650
Access National Corp.	240	3,588
LCNB Corp.	200	3,574
Century Bancorp, Inc. — Class A	106	3,525
Clifton Savings Bancorp, Inc.	274	3,507
Independence Holding Co.	259	3,494
Investors Title Co.	43	3,482
Doral Financial Corp.*	213	3,336
ESSA Bancorp, Inc.	288	3,329
WhiteHorse Finance, Inc.	220	3,324
Hingham Institution for Savings	42	3,297
Ellington Residential Mortgage REIT	210	3,230
Silvercrest Asset Management Group, Inc. — Class A	182	3,103
Middleburg Financial Corp.	168	3,031
ZAIS Financial Corp.	184	2,950
Garrison Capital, Inc.	195	2,707
Gain Capital Holdings, Inc.	358	2,689
Waterstone Financial, Inc.*	233	2,586
Tristate Capital Holdings, Inc.*	210	2,491
ConnectOne Bancorp, Inc.*	60	2,378
First Marblehead Corp.*	290	2,143
VantageSouth Bancshares, Inc.*	390	2,055
Hampton Roads Bankshares, Inc.*	1,090	1,908
Palmetto Bancshares, Inc.*	145	1,879
CIFC Corp.	224	1,743
Fortegra Financial Corp.*	208	1,720
Health Insurance Innovations, Inc. — Class A*	145	1,466
RCS Capital Corp. — Class A	65	1,193
California First National Bancorp	74	1,117
Cascade Bancorp*	198	1,036
First Federal Bancshares of Arkansas, Inc.*	99	861
Total Financials		12,054,758
Information Technology - 12.5%
CoStar Group, Inc.*	924	170,552
Ultimate Software Group, Inc.*	894	136,978
PTC, Inc.*	3,851	136,287
Aspen Technology, Inc.*	3,018	126,152
WEX, Inc.*	1,251	123,886
FEI Co.	1,340	119,741
SunEdison, Inc.*	8,583	112,008
CommVault Systems, Inc.*	1,493	111,797
Cognex Corp.	2,798	106,829
Tyler Technologies, Inc.*	1,011	103,253
Belden, Inc.	1,423	100,250
MAXIMUS, Inc.	2,201	96,821
ARRIS Group, Inc.*	3,755	91,490
Acxiom Corp.*	2,378	87,938
ACI Worldwide, Inc.*	1,284	83,460
SS&C Technologies Holdings, Inc.*	1,877	83,076
ViaSat, Inc.*	1,276	79,941
Ciena Corp.*	3,266	78,155
Anixter International, Inc.	869	78,071
Guidewire Software, Inc.*	1,574	77,236
Euronet Worldwide, Inc.*	1,609	76,991
Microsemi Corp.*	2,989	74,576
Qlik Technologies, Inc.*	2,800	74,564
j2 Global, Inc.	1,477	73,865
Mentor Graphics Corp.	3,068	73,847
Manhattan Associates, Inc.*	627	73,660
Verint Systems, Inc.*	1,701	73,041
Fair Isaac Corp.	1,152	72,392
Finisar Corp.*	3,008	71,951
Convergys Corp.	3,383	71,212
Cornerstone OnDemand, Inc.*	1,299	69,289
Dealertrack Technologies, Inc.*	1,404	67,504
Littelfuse, Inc.	714	66,352
Yelp, Inc. — Class A*	960	66,192
Aruba Networks, Inc.*	3,675	65,783
Plantronics, Inc.	1,392	64,658
Cardtronics, Inc.*	1,449	62,959
Hittite Microwave Corp.*	1,017	62,779
Sapient Corp.*	3,559	61,784
Zillow, Inc. — Class A*	755	61,706
VistaPrint N.V.*	1,055	59,977
Coherent, Inc.*	789	58,694

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Information Technology - 12.5% (continued)
OpenTable, Inc.*	738	$58,575
Heartland Payment Systems, Inc.	1,172	58,412
International Rectifier Corp.*	2,237	58,319
Electronics for Imaging, Inc.*	1,500	58,095
SYNNEX Corp.*	855	57,627
ValueClick, Inc.*	2,452	57,303
Cavium, Inc.*	1,654	57,080
Blackbaud, Inc.	1,475	55,534
Semtech Corp.*	2,174	54,959
CACI International, Inc. — Class A*	747	54,695
Synaptics, Inc.*	1,049	54,349
TiVo, Inc.*	4,080	53,530
Infoblox, Inc.*	1,609	53,129
Itron, Inc.*	1,274	52,782
Entegris, Inc.*	4,492	52,107
Power Integrations, Inc.	930	51,913
NIC, Inc.	2,086	51,879
ADTRAN, Inc.	1,905	51,454
MKS Instruments, Inc.	1,710	51,197
Cypress Semiconductor Corp.	4,732	49,686
Unisys Corp.*	1,419	47,636
Plexus Corp.*	1,097	47,489
Intersil Corp. — Class A	4,098	47,004
RF Micro Devices, Inc.*	9,056	46,729
Take-Two Interactive Software, Inc.*	2,607	45,283
iGATE Corp.*	1,122	45,060
Syntel, Inc.	493	44,838
Sanmina Corp.*	2,669	44,572
Universal Display Corp.*	1,295	44,496
Bottomline Technologies de, Inc.*	1,221	44,151
TriQuint Semiconductor, Inc.*	5,262	43,885
Integrated Device Technology, Inc.*	4,243	43,236
Progress Software Corp.*	1,671	43,162
Web.com Group, Inc.*	1,346	42,789
PMC - Sierra, Inc.*	6,575	42,277
Cirrus Logic, Inc.*	2,039	41,657
Veeco Instruments, Inc.*	1,258	41,401
WebMD Health Corp. — Class A*	1,040	41,080
Monolithic Power Systems, Inc.*	1,180	40,899
Methode Electronics, Inc.	1,196	40,891
NETGEAR, Inc.*	1,240	40,846
Benchmark Electronics, Inc.*	1,749	40,367
SunPower Corp. — Class A*	1,327	39,558
Monotype Imaging Holdings, Inc.	1,229	39,156
InterDigital, Inc.	1,324	39,045
Blucora, Inc.*	1,320	38,491
ScanSource, Inc.*	894	37,932
InvenSense, Inc. — Class A*	1,825	37,924
Advent Software, Inc.	1,056	36,949
Infinera Corp.*	3,731	36,489
MTS Systems Corp.	509	36,266
MicroStrategy, Inc. — Class A*	288	35,781
Cray, Inc.*	1,280	35,150
RealPage, Inc.*,1	1,500	35,070
NetScout Systems, Inc.*	1,171	34,650
Cabot Microelectronics Corp.*	748	34,184
OSI Systems, Inc.*	642	34,097
Rambus, Inc.*	3,595	34,045
QLogic Corp.*	2,870	33,952
Interactive Intelligence Group, Inc.*	501	33,747
Rogers Corp.*	547	33,641
Tessera Technologies, Inc.	1,704	33,586
GT Advanced Technologies, Inc.*	3,848	33,555
Demandware, Inc.*	520	33,342
comScore, Inc.*	1,152	32,959
Responsys, Inc.*	1,181	32,371
CSG Systems International, Inc.	1,089	32,017
FARO Technologies, Inc.*	548	31,948
SPS Commerce, Inc.*	488	31,866
Insight Enterprises, Inc.*	1,400	31,794
CalAmp Corp.*	1,130	31,606
Trulia, Inc.*	895	31,567
Applied Micro Circuits Corp.*	2,359	31,563
ATMI, Inc.*	1,032	31,177
Imperva, Inc.*	646	31,092
Constant Contact, Inc.*	987	30,666
Measurement Specialties, Inc.*	498	30,224
OmniVision Technologies, Inc.*	1,735	29,842
Envestnet, Inc.*	729	29,379
Synchronoss Technologies, Inc.*	940	29,206
Advanced Energy Industries, Inc.*	1,267	28,964
PROS Holdings, Inc.*	725	28,928
ExlService Holdings, Inc.*	1,047	28,918
Comverse, Inc.*	720	27,936
Pegasystems, Inc.	565	27,787
Sykes Enterprises, Inc.*	1,264	27,568
Diodes, Inc.*	1,159	27,306
Monster Worldwide, Inc.*	3,755	26,773
Bankrate, Inc.*	1,487	26,677
VirnetX Holding Corp.*,1	1,360	26,398
LivePerson, Inc.*	1,779	26,365
LogMeIn, Inc.*	784	26,303
Ultratech, Inc.*	898	26,042
Perficient, Inc.*	1,082	25,340
Badger Meter, Inc.	463	25,234
Virtusa Corp.*	655	24,949
BroadSoft, Inc.*	904	24,715
Rofin-Sinar Technologies, Inc.*	914	24,696
EPAM Systems, Inc.*	700	24,458
Ixia*	1,819	24,211
Harmonic, Inc.*	3,268	24,118
EVERTEC, Inc.	950	23,427
Proofpoint, Inc.*	703	23,319
ManTech International Corp. — Class A	770	23,046
Newport Corp.*	1,259	22,750
Ellie Mae, Inc.*	845	22,705
Cass Information Systems, Inc.	337	22,697
FleetMatics Group plc*	524	22,663
Brooks Automation, Inc.	2,144	22,491
Sonus Networks, Inc.*	6,944	21,874
Fusion-io, Inc.*	2,453	21,856
CTS Corp.	1,082	21,543
Global Cash Access Holdings, Inc.*	2,128	21,259

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Information Technology - 12.5% (continued)
Spansion, Inc. — Class A*	1,525	$21,182
Digital River, Inc.*	1,141	21,109
Extreme Networks, Inc.*	2,999	20,993
Emulex Corp.*	2,926	20,950
Checkpoint Systems, Inc.*	1,326	20,911
PDF Solutions, Inc.*	812	20,803
SciQuest, Inc.*	729	20,762
Angie's List, Inc.*	1,364	20,665
Lattice Semiconductor Corp.*	3,722	20,508
Move, Inc.*	1,282	20,499
Ambarella, Inc.*	592	20,087
Shutterstock, Inc.*	240	20,071
Ruckus Wireless, Inc.*	1,400	19,880
Park Electrochemical Corp.	668	19,185
Fabrinet*	909	18,689
Ubiquiti Networks, Inc.*	406	18,660
Daktronics, Inc.	1,177	18,455
Liquidity Services, Inc.*	805	18,241
Tangoe, Inc.*	995	17,920
Photronics, Inc.*	1,962	17,717
Stamps.com, Inc.*	420	17,682
ShoreTel, Inc.*	1,899	17,623
Super Micro Computer, Inc.*	1,025	17,589
Accelrys, Inc.*	1,801	17,182
Comtech Telecommunications Corp.	544	17,147
EarthLink Holdings Corp.*	3,318	16,822
Callidus Software, Inc.*	1,215	16,682
ServiceSource International, Inc.*	1,971	16,517
Epiq Systems, Inc.	1,016	16,469
Forrester Research, Inc.	408	15,610
Black Box Corp.	518	15,436
TeleTech Holdings, Inc.*	638	15,274
Silicon Image, Inc.*	2,483	15,270
IntraLinks Holdings, Inc.*	1,232	14,920
Micrel, Inc.	1,499	14,795
Ebix, Inc.	1,005	14,794
TTM Technologies, Inc.*	1,705	14,629
Silicon Graphics International Corp.*	1,089	14,603
Exar Corp.*	1,228	14,478
MoneyGram International, Inc.*	693	14,401
Jive Software, Inc.*	1,272	14,310
Nanometrics, Inc.*	744	14,173
DTS, Inc.*	586	14,052
Amkor Technology, Inc.*	2,264	13,878
Entropic Communications, Inc.*	2,885	13,588
AVG Technologies N.V.*	773	13,303
Internap Network Services Corp.*	1,727	12,987
Parkervision, Inc.*	2,850	12,968
XO Group, Inc.*	864	12,839
Seachange International, Inc.*	1,054	12,817
Brightcove, Inc.*	903	12,768
Calix, Inc.*	1,291	12,445
Rudolph Technologies, Inc.*	1,048	12,304
Bazaarvoice, Inc.*	1,553	12,300
LTX-Credence Corp.*	1,532	12,241
Actuate Corp.*	1,526	11,765
E2open, Inc.*	480	11,477
Mercury Systems, Inc.*	1,044	11,432
Oplink Communications, Inc.*	609	11,327
Electro Rent Corp.	609	11,279
Lionbridge Technologies, Inc.*	1,877	11,187
RealD, Inc.*	1,301	11,111
Qualys, Inc.*	477	11,023
GSI Group, Inc.*	977	10,981
Integrated Silicon Solution, Inc.*	905	10,941
Inphi Corp.*	838	10,810
Ceva, Inc.*	709	10,791
Anaren, Inc.*	378	10,580
FormFactor, Inc.*	1,742	10,487
Global Eagle Entertainment, Inc.*	692	10,290
Digi International, Inc.*	832	10,084
IXYS Corp.	775	10,052
CIBER, Inc.*	2,404	9,953
Procera Networks, Inc.*	661	9,928
Higher One Holdings, Inc.*	1,012	9,877
PLX Technology, Inc.*	1,466	9,646
Computer Task Group, Inc.	502	9,488
Dice Holdings, Inc.*	1,308	9,483
Blackhawk Network Holdings, Inc.*	374	9,447
Immersion Corp.*	900	9,342
Zix Corp.*	1,989	9,070
Kopin Corp.*	2,134	9,005
NVE Corp.*	153	8,917
Gogo, Inc.*	355	8,808
QuinStreet, Inc.*	1,005	8,733
Axcelis Technologies, Inc.*	3,485	8,503
Cohu, Inc.	801	8,411
MoSys, Inc.*	1,517	8,374
Millennial Media, Inc.*	1,135	8,251
Quantum Corp.*	6,841	8,209
KEMET Corp.*	1,450	8,178
Avid Technology, Inc.*	1,002	8,166
Marketo, Inc.*	220	8,155
ChannelAdvisor Corp.*	195	8,133
Glu Mobile, Inc.*	2,066	8,037
Electro Scientific Industries, Inc.	768	8,033
Zygo Corp.*	541	7,996
Supertex, Inc.*	319	7,991
MaxLinear, Inc. — Class A*	744	7,760
Ultra Clean Holdings, Inc.*	768	7,703
American Software, Inc. — Class A	777	7,669
Cvent, Inc.*	206	7,496
PC Connection, Inc.	298	7,405
Maxwell Technologies, Inc.*	943	7,327
Tessco Technologies, Inc.	178	7,177
VASCO Data Security International, Inc.*	928	7,173
Xoom Corp.*	260	7,116
ePlus, Inc.*	125	7,105
Gigamon, Inc.*	250	7,020
Mesa Laboratories, Inc.	88	6,915
Vocus, Inc.*	605	6,891
ModusLink Global Solutions, Inc.*	1,192	6,830

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Information Technology - 12.5% (continued)
Bel Fuse, Inc. — Class B	319	$6,798
Speed Commerce, Inc.*	1,450	6,772
Datalink Corp.*	619	6,747
Demand Media, Inc.*	1,165	6,722
Pericom Semiconductor Corp.*	740	6,556
KVH Industries, Inc.*	499	6,502
Vringo, Inc.*	2,164	6,405
Agilysys, Inc.*	459	6,389
Marchex, Inc. — Class B	732	6,332
Peregrine Semiconductor Corp.*	850	6,299
PRGX Global, Inc.*	926	6,223
DSP Group, Inc.*	635	6,166
support.com, Inc.*	1,616	6,125
Vishay Precision Group, Inc.*	399	5,941
Luxoft Holding, Inc.*	156	5,925
Numerex Corp. — Class A*	451	5,840
Westell Technologies, Inc. — Class A*	1,437	5,820
United Online, Inc.	422	5,807
M/A-COM Technology Solutions Holdings, Inc.*	338	5,743
PC-Telephone, Inc.	600	5,742
Rubicon Technology, Inc.*	574	5,711
Alliance Fiber Optic Products, Inc.	370	5,569
Neonode, Inc.*	880	5,562
RealNetworks, Inc.*	723	5,459
Textura Corp.*	182	5,449
Guidance Software, Inc.*	537	5,424
Travelzoo, Inc.*	252	5,373
Hackett Group, Inc.	832	5,167
Reis, Inc.*	267	5,134
Imation Corp.*	1,097	5,134
ANADIGICS, Inc.*	2,649	4,874
Mitek Systems, Inc.*	805	4,782
Carbonite, Inc.*	395	4,673
Sigma Designs, Inc.*	984	4,644
Rosetta Stone, Inc.*	377	4,607
NeoPhotonics Corp.*	651	4,596
Aviat Networks, Inc.*	1,972	4,457
Unwired Planet, Inc.*	3,181	4,390
GSI Technology, Inc.*	658	4,369
eGain Corp.*	420	4,301
Alpha & Omega Semiconductor Ltd.*	556	4,287
Rally Software Development Corp.*	220	4,279
Richardson Electronics Ltd.	369	4,192
Sapiens International Corporation N.V.	542	4,179
Aeroflex Holding Corp.*	630	4,095
Silver Spring Networks, Inc.*	190	3,990
Multi-Fineline Electronix, Inc.*	281	3,903
Digimarc Corp.	198	3,813
Planet Payment, Inc.*	1,367	3,800
Telenav, Inc.*	571	3,763
Audience, Inc.*	308	3,585
TeleCommunication Systems, Inc. — Class A*	1,530	3,550
Spark Networks, Inc.*	568	3,499
Limelight Networks, Inc.*	1,725	3,416
QAD, Inc. — Class A	193	3,408
Uni-Pixel, Inc.*	330	3,303
TechTarget, Inc.*	457	3,135
Model N, Inc.*	263	3,101
Marin Software, Inc.*	301	3,082
Intermolecular, Inc.*	555	2,731
Control4 Corp.*	146	2,584
Hutchinson Technology, Inc.*	755	2,416
Radisys Corp.*	753	1,724
Viasystems Group, Inc.*	122	1,669
Tremor Video, Inc.*	246	1,427
Cyan, Inc.*	260	1,375
YuMe, Inc.*	166	1,237
Net Element, Inc.*	71	310
Total Information Technology		9,507,176
Industrials - 10.2%
Acuity Brands, Inc.	1,381	150,970
Middleby Corp.*	608	145,901
HEICO Corp.	2,135	123,722
Teledyne Technologies, Inc.*	1,204	110,599
EnerSys, Inc.	1,555	108,990
CLARCOR, Inc.	1,601	103,023
Esterline Technologies Corp.*	1,008	102,776
Woodward, Inc.	2,213	100,935
Moog, Inc. — Class A*	1,456	98,921
DigitalGlobe, Inc.*	2,399	98,719
Generac Holdings, Inc.	1,663	94,192
Curtiss-Wright Corp.	1,510	93,967
Chart Industries, Inc.*	973	93,057
EMCOR Group, Inc.	2,159	91,627
Spirit Airlines, Inc.*	1,939	88,051
Actuant Corp. — Class A	2,354	86,251
Deluxe Corp.	1,637	85,435
Corporate Executive Board Co.	1,083	83,858
Watsco, Inc.	824	79,154
Advisory Board Co.*	1,145	72,902
USG Corp.*	2,469	70,069
Franklin Electric Company, Inc.	1,528	68,210
Applied Industrial Technologies, Inc.	1,358	66,665
Barnes Group, Inc.	1,731	66,315
JetBlue Airways Corp.*	7,485	63,997
Beacon Roofing Supply, Inc.*	1,573	63,361
MasTec, Inc.*	1,917	62,724
Healthcare Services Group, Inc.	2,200	62,413
TAL International Group, Inc.	1,086	62,282
United Stationers, Inc.	1,309	60,071
Swift Transportation Co. — Class A*	2,699	59,944
Tetra Tech, Inc.*	2,088	58,423
Polypore International, Inc.*	1,499	58,311
Trimas Corp.*	1,452	57,920
Mueller Industries, Inc.	907	57,150
Watts Water Technologies, Inc. — Class A	922	57,044
HNI Corp.	1,468	57,002
Herman Miller, Inc.	1,884	55,616
FTI Consulting, Inc.*	1,294	53,235

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Industrials - 10.2% (continued)
Brink's Co.	1,543	$52,678
RBC Bearings, Inc.*	742	52,497
On Assignment, Inc.*	1,472	51,403
UTI Worldwide, Inc.	2,922	51,311
Allegiant Travel Co. — Class A	485	51,138
Mobile Mini, Inc.*	1,235	50,857
UniFirst Corp.	470	50,290
ABM Industries, Inc.	1,756	50,204
Simpson Manufacturing Company, Inc.	1,309	48,080
Raven Industries, Inc.	1,168	48,052
WageWorks, Inc.*	805	47,849
Hub Group, Inc. — Class A*	1,196	47,696
Huron Consulting Group, Inc.*	760	47,667
Mueller Water Products, Inc. — Class A	5,081	47,609
General Cable Corp.	1,604	47,174
Mine Safety Appliances Co.	917	46,960
Brady Corp. — Class A	1,491	46,117
CIRCOR International, Inc.	567	45,802
Orbital Sciences Corp.*	1,929	44,946
Granite Construction, Inc.	1,254	43,865
Trex Company, Inc.*	550	43,742
Steelcase, Inc. — Class A	2,714	43,044
Forward Air Corp.	969	42,549
Aircastle Ltd.	2,208	42,305
GrafTech International Ltd.*	3,764	42,270
Interface, Inc. — Class A	1,916	42,075
Korn/Ferry International*	1,568	40,956
AZZ, Inc.	821	40,115
Tennant Co.	590	40,008
G&K Services, Inc. — Class A	631	39,267
Proto Labs, Inc.*	551	39,220
EnPro Industries, Inc.*	673	38,798
Werner Enterprises, Inc.	1,477	36,526
Matson, Inc.	1,379	36,005
Encore Wire Corp.	664	35,989
AAR Corp.	1,279	35,825
Primoris Services Corp.	1,138	35,426
GenCorp, Inc.*	1,949	35,121
Knight Transportation, Inc.	1,896	34,773
Kaman Corp.	873	34,684
DXP Enterprises, Inc.*	301	34,675
Atlas Air Worldwide Holdings, Inc.*	832	34,237
Lindsay Corp.[1]	411	34,009
TrueBlue, Inc.*	1,310	33,772
Briggs & Stratton Corp.	1,547	33,663
Universal Forest Products, Inc.	643	33,526
Cubic Corp.	636	33,492
Apogee Enterprises, Inc.	926	33,253
Rush Enterprises, Inc. — Class A*	1,113	33,000
Exponent, Inc.	426	32,989
Meritor, Inc.*	3,142	32,771
Albany International Corp. — Class A	904	32,481
McGrath RentCorp	811	32,278
Tutor Perini Corp.*	1,197	31,481
Hyster-Yale Materials Handling, Inc.	336	31,301
Navigant Consulting, Inc.*	1,623	31,162
Titan International, Inc.	1,728	31,069
Altra Industrial Motion Corp.	867	29,669
Federal Signal Corp.*	2,015	29,520
Dycom Industries, Inc.*	1,061	29,485
Wesco Aircraft Holdings, Inc.*	1,330	29,154
Heartland Express, Inc.	1,482	29,077
ESCO Technologies, Inc.	848	29,052
AAON, Inc.	908	29,011
II-VI, Inc.*	1,644	28,934
Knoll, Inc.	1,555	28,472
H&E Equipment Services, Inc.*	955	28,297
Sun Hydraulics Corp.	690	28,173
Arkansas Best Corp.	833	28,055
Team, Inc.*	662	28,029
Aegion Corp. — Class A*	1,265	27,691
Textainer Group Holdings Ltd.	682	27,430
John Bean Technologies Corp.	930	27,277
Wabash National Corp.*	2,202	27,195
Rexnord Corp.*	974	26,308
Taser International, Inc.*	1,648	26,170
Insperity, Inc.	719	25,977
Greenbrier Companies, Inc.*	784	25,747
Standex International Corp.	405	25,466
Astec Industries, Inc.	657	25,380
Saia, Inc.*	780	24,999
XPO Logistics, Inc.*	946	24,870
SkyWest, Inc.	1,668	24,736
Astronics Corp.*	484	24,684
ACCO Brands Corp.*	3,653	24,548
Thermon Group Holdings, Inc.*	878	23,996
Quanex Building Products Corp.	1,193	23,765
Comfort Systems USA, Inc.	1,199	23,249
Acacia Research Corp.	1,581	22,988
Blount International, Inc.*	1,584	22,920
US Ecology, Inc.	597	22,202
ICF International, Inc.*	637	22,110
Aceto Corp.	883	22,084
Quad/Graphics, Inc.	801	21,811
Kelly Services, Inc. — Class A	867	21,623
Nortek, Inc.*	289	21,559
Barrett Business Services, Inc.	226	20,959
Gorman-Rupp Co.	613	20,476
Powell Industries, Inc.	293	19,628
Griffon Corp.	1,440	19,022
American Science & Engineering, Inc.	263	18,912
Resources Connection, Inc.	1,313	18,815
Engility Holdings, Inc.*	550	18,370
Gibraltar Industries, Inc.*	984	18,293
Viad Corp.	652	18,113
Kforce, Inc.	868	17,759
RPX Corp.*	1,046	17,677
Great Lakes Dredge & Dock Corp.*	1,917	17,636
West Corp.	683	17,560

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Industrials - 10.2% (continued)
Aerovironment, Inc.*	594	$17,303
MYR Group, Inc.*	680	17,054
Republic Airways Holdings, Inc.*	1,587	16,965
Columbus McKinnon Corp.*	624	16,935
Roadrunner Transportation Systems, Inc.*	598	16,116
Hawaiian Holdings, Inc.*	1,670	16,082
Kimball International, Inc. — Class B	1,049	15,766
Consolidated Graphics, Inc.*	230	15,511
LB Foster Co. — Class A	323	15,275
Marten Transport Ltd.	752	15,183
Multi-Color Corp.	399	15,058
Ennis, Inc.	844	14,939
Kadant, Inc.	363	14,709
EnerNOC, Inc.*	851	14,646
Park-Ohio Holdings Corp.*	277	14,515
GP Strategies Corp.*	477	14,210
American Railcar Industries, Inc.	306	14,000
Alamo Group, Inc.	228	13,837
KEYW Holding Corp.*	1,024	13,763
Air Transport Services Group, Inc.*	1,672	13,526
Insteel Industries, Inc.	583	13,252
CAI International, Inc.*	558	13,152
SP Plus Corp.*	499	12,994
Furmanite Corp.*	1,206	12,808
National Presto Industries, Inc.	159	12,800
American Woodmark Corp.*	322	12,729
ExOne Co.*	210	12,697
Capstone Turbine Corp.*	9,805	12,648
Argan, Inc.	455	12,540
Celadon Group, Inc.	643	12,526
Echo Global Logistics, Inc.*	577	12,394
Douglas Dynamics, Inc.	718	12,077
PowerSecure International, Inc.*	697	11,967
NCI Building Systems, Inc.*	672	11,787
Heidrick & Struggles International, Inc.	583	11,742
Graham Corp.	318	11,540
Northwest Pipe Co.*	305	11,517
CBIZ, Inc.*	1,228	11,199
InnerWorkings, Inc.*	1,425	11,101
NN, Inc.	549	11,084
Kratos Defense & Security Solutions, Inc.*	1,420	10,906
Layne Christensen Co.*	634	10,829
PGT, Inc.*	1,070	10,828
Global Power Equipment Group, Inc.	553	10,822
Mistras Group, Inc.*	510	10,649
Orion Marine Group, Inc.*	873	10,502
Pendrell Corp.*	5,218	10,488
FreightCar America, Inc.	390	10,382
Builders FirstSource, Inc.*	1,435	10,246
Ducommun, Inc.*	340	10,135
ARC Document Solutions, Inc.*	1,215	9,987
Titan Machinery, Inc.*	553	9,854
Lydall, Inc.*	547	9,638
Dynamic Materials Corp.	442	9,609
Pacer International, Inc.*	1,133	9,359
Sparton Corp.*	334	9,335
CECO Environmental Corp.	566	9,152
Ply Gem Holdings, Inc.*	505	9,105
Pike Corp.*	835	8,826
Patriot Transportation Holding, Inc.*	210	8,717
Quality Distribution, Inc.*	678	8,699
CDI Corp.	458	8,487
Energy Recovery, Inc.*	1,425	7,923
Houston Wire & Cable Co.	581	7,774
Coleman Cable, Inc.	292	7,656
Vicor Corp.*	566	7,596
Performant Financial Corp.*	719	7,406
Casella Waste Systems, Inc. — Class A*	1,243	7,209
FuelCell Energy, Inc.*,1	5,109	7,204
Manitex International, Inc.*	444	7,051
Twin Disc, Inc.	267	6,913
Miller Industries, Inc.	364	6,781
Courier Corp.	371	6,711
VSE Corp.	137	6,577
CRA International, Inc.*	332	6,574
Schawk, Inc. — Class A	436	6,483
Flow International Corp.*	1,564	6,319
Sterling Construction Company, Inc.*	535	6,276
Preformed Line Products Co.	85	6,219
PMFG, Inc.*	679	6,145
Patrick Industries, Inc.*	212	6,133
Ameresco, Inc. — Class A*	634	6,124
LSI Industries, Inc.	700	6,069
YRC Worldwide, Inc.*	344	5,975
Cenveo, Inc.*	1,731	5,955
Heritage-Crystal Clean, Inc.*	289	5,922
Franklin Covey Co.*	291	5,785
Xerium Technologies, Inc.*	350	5,772
Commercial Vehicle Group, Inc.*	776	5,642
Hardinge, Inc.	375	5,426
International Shipholding Corp.	183	5,399
Ampco-Pittsburgh Corp.	276	5,368
Tecumseh Products Co. — Class A*	592	5,358
Universal Truckload Services, Inc.	170	5,187
Hurco Companies, Inc.	206	5,152
Odyssey Marine Exploration, Inc.*	2,544	5,139
LMI Aerospace, Inc.*	337	4,967
Power Solutions International, Inc.*	66	4,957
Accuride Corp.*	1,288	4,804
Stock Building Supply Holdings, Inc.*	255	4,646
Global Brass & Copper Holdings, Inc.	264	4,369
TRC Companies, Inc.*	525	3,749
API Technologies Corp.*	1,038	3,540
Enphase Energy, Inc.*	519	3,290
Revolution Lighting Technologies, Inc.*	952	3,261

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Industrials - 10.2% (continued)
Innovative Solutions & Support, Inc.*	409	$2,982
Acorn Energy, Inc.	714	2,906
American Superconductor Corp.*	1,577	2,586
Ultrapetrol Bahamas Ltd.*	685	2,562
Erickson Air-Crane, Inc.*	120	2,495
Intersections, Inc.	310	2,415
NL Industries, Inc.	216	2,415
BlueLinx Holdings, Inc.*	1,091	2,127
Omega Flex, Inc.	93	1,903
Swisher Hygiene, Inc.*	3,669	1,886
Compx International, Inc.	34	479
Total Industrials		7,782,851
Consumer Discretionary - 9.6%
Brunswick Corp.	2,912	134,126
Fifth & Pacific Companies, Inc.*	3,861	123,822
Sotheby's	2,199	116,986
Tenneco, Inc.*	1,955	110,594
Wolverine World Wide, Inc.	3,236	109,894
Dana Holding Corp.	4,729	92,783
Lumber Liquidators Holdings, Inc.*	881	90,646
Live Nation Entertainment, Inc.*	4,528	89,474
Buffalo Wild Wings, Inc.*	603	88,761
Vail Resorts, Inc.	1,161	87,341
Pool Corp.	1,502	87,326
Cheesecake Factory, Inc.	1,722	83,121
Men's Wearhouse, Inc.	1,620	82,750
Office Depot, Inc.*	15,462	81,794
Sinclair Broadcast Group, Inc. — Class A	2,204	78,748
Iconix Brand Group, Inc.*	1,838	72,969
Jack in the Box, Inc.*	1,430	71,529
Steven Madden Ltd.*	1,933	70,728
Pier 1 Imports, Inc.	3,055	70,509
Cracker Barrel Old Country Store, Inc.	632	69,564
HSN, Inc.	1,085	67,596
New York Times Co. — Class A	4,160	66,018
Life Time Fitness, Inc.*	1,389	65,283
Ryland Group, Inc.	1,483	64,377
Penske Automotive Group, Inc.	1,361	64,186
Grand Canyon Education, Inc.*	1,466	63,918
Shutterfly, Inc.*	1,220	62,134
Outerwall, Inc.*,1	911	61,282
Meredith Corp.	1,152	59,673
Rent-A-Center, Inc. — Class A	1,724	57,479
Genesco, Inc.*	777	56,768
Conn's, Inc.*	720	56,729
Monro Muffler Brake, Inc.[1]	1,004	56,586
Hibbett Sports, Inc.*	837	56,255
Meritage Homes Corp.*	1,166	55,956
Texas Roadhouse, Inc. — Class A	2,007	55,795
ANN, Inc.*	1,522	55,644
Asbury Automotive Group, Inc.*	1,002	53,847
Nexstar Broadcasting Group, Inc. — Class A	949	52,888
La-Z-Boy, Inc.	1,685	52,235
Hillenbrand, Inc.	1,771	52,103
Express, Inc.*	2,745	51,249
Vitamin Shoppe, Inc.*	982	51,074
Helen of Troy Ltd.*	1,027	50,846
Group 1 Automotive, Inc.	699	49,643
Lithia Motors, Inc. — Class A	713	49,496
Marriott Vacations Worldwide Corp.*	938	49,489
Jos. A. Bank Clothiers, Inc.*	904	49,476
KB Home	2,696	49,283
Cooper Tire & Rubber Co.	2,039	49,018
Pinnacle Entertainment, Inc.*	1,883	48,939
Buckle, Inc.	905	47,567
Papa John's International, Inc.	1,030	46,762
Orient-Express Hotels Ltd. — Class A*	3,086	46,629
Dorman Products, Inc.*	814	45,641
Five Below, Inc.*	1,052	45,446
Sturm Ruger & Company, Inc.	621	45,389
Crocs, Inc.*	2,841	45,229
Bob Evans Farms, Inc.	894	45,227
Finish Line, Inc. — Class A	1,590	44,790
DineEquity, Inc.	535	44,699
American Axle & Manufacturing Holdings, Inc.*	2,162	44,213
Standard Pacific Corp.*	4,778	43,241
Valassis Communications, Inc.	1,251	42,847
Bloomin' Brands, Inc.*	1,777	42,666
Children's Place Retail Stores, Inc.*	744	42,386
Skechers U.S.A., Inc. — Class A*	1,250	41,413
Krispy Kreme Doughnuts, Inc.*	2,108	40,663
MDC Holdings, Inc.	1,255	40,461
G-III Apparel Group Ltd.*	544	40,142
Churchill Downs, Inc.	446	39,984
Interval Leisure Group, Inc.	1,272	39,305
Brown Shoe Company, Inc.	1,396	39,283
Ascent Capital Group, Inc. — Class A*	454	38,844
Jones Group, Inc.	2,584	38,657
Restoration Hardware Holdings, Inc.*	569	38,294
Matthews International Corp. — Class A	893	38,051
Select Comfort Corp.*	1,795	37,857
Drew Industries, Inc.	737	37,734
Quiksilver, Inc.*	4,273	37,474
National CineMedia, Inc.	1,831	36,547
Sonic Corp.*	1,809	36,524
Tumi Holdings, Inc.*	1,547	34,885
Oxford Industries, Inc.	430	34,688
Loral Space & Communications, Inc.*	420	34,012
Red Robin Gourmet Burgers, Inc.*	453	33,314
Fiesta Restaurant Group, Inc.*	637	33,277
Columbia Sportswear Co.	413	32,524
International Speedway Corp. — Class A	902	32,012

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Consumer Discretionary - 9.6% (continued)
LifeLock, Inc.*	1,950	$32,000
iRobot Corp.*	906	31,502
MDC Partners, Inc. — Class A	1,215	30,995
Sonic Automotive, Inc. — Class A	1,254	30,698
AFC Enterprises, Inc.*	768	29,568
Multimedia Games Holding Company, Inc.*	935	29,322
Gentherm, Inc.*	1,079	28,928
Scholastic Corp.	850	28,909
Cato Corp. — Class A	886	28,175
Caesars Entertainment Corp.*	1,301	28,024
Core-Mark Holding Company, Inc.	369	28,018
Francesca's Holdings Corp.*	1,414	26,032
Scientific Games Corp. — Class A*	1,536	26,004
CEC Entertainment, Inc.	573	25,372
ITT Educational Services, Inc.*	755	25,353
Boyd Gaming Corp.*	2,236	25,177
Movado Group, Inc.	568	24,998
Winnebago Industries, Inc.*	909	24,952
American Public Education, Inc.*	569	24,734
BJ's Restaurants, Inc.*	795	24,693
Arctic Cat, Inc.	428	24,387
Smith & Wesson Holding Corp.*	1,802	24,309
Ethan Allen Interiors, Inc.	797	24,245
Hovnanian Enterprises, Inc. — Class A*,1	3,643	24,117
Gray Television, Inc.*	1,618	24,076
Capella Education Co.	359	23,852
Steiner Leisure Ltd.*	477	23,464
Standard Motor Products, Inc.	634	23,331
Stage Stores, Inc.	1,050	23,331
Aeropostale, Inc.*	2,523	22,934
Biglari Holdings, Inc.*	44	22,292
Regis Corp.	1,531	22,215
Tuesday Morning Corp.*	1,377	21,977
Fred's, Inc. — Class A	1,185	21,946
EW Scripps Co. — Class A*	1,008	21,894
Cumulus Media, Inc. — Class A*	2,792	21,582
Denny's Corp.*	2,959	21,275
Pep Boys-Manny Moe & Jack*	1,716	20,832
Carmike Cinemas, Inc.*	745	20,741
Haverty Furniture Companies, Inc.	635	19,876
M/I Homes, Inc.*	775	19,724
Beazer Homes USA, Inc.*	805	19,658
FTD Companies, Inc.*	601	19,580
Modine Manufacturing Co.*	1,523	19,525
Barnes & Noble, Inc.*	1,297	19,390
Callaway Golf Co.	2,292	19,322
K12, Inc.*	871	18,944
Blue Nile, Inc.*	400	18,836
Mattress Firm Holding Corp.*	436	18,765
Chuy's Holdings, Inc.*	520	18,730
Universal Electronics, Inc.*	485	18,484
Zumiez, Inc.*	681	17,706
Vera Bradley, Inc.*	702	16,876
Zale Corp.*	1,045	16,480
Ruth's Hospitality Group, Inc.	1,154	16,398
LeapFrog Enterprises, Inc. — Class A*	2,056	16,325
Superior Industries International, Inc.	753	15,534
Cavco Industries, Inc.*	225	15,458
World Wrestling Entertainment, Inc. — Class A	925	15,337
NutriSystem, Inc.	927	15,240
Media General, Inc. — Class A*,1	630	14,238
Libbey, Inc.*	676	14,197
Bright Horizons Family Solutions, Inc.*	385	14,145
Shoe Carnival, Inc.	486	14,099
Ruby Tuesday, Inc.*	1,964	13,611
Journal Communications, Inc. — Class A*	1,418	13,202
Unifi, Inc.*	483	13,157
Destination Maternity Corp.	434	12,968
Rentrak Corp.*	333	12,617
Federal-Mogul Corp.*	631	12,418
MarineMax, Inc.*	749	12,044
Strayer Education, Inc.	347	11,961
Stein Mart, Inc.	889	11,957
Stoneridge, Inc.*	914	11,654
Town Sports International Holdings, Inc.	777	11,469
Overstock.com, Inc.*	362	11,146
America's Car-Mart, Inc.*	262	11,064
Entravision Communications Corp. — Class A	1,778	10,828
Big 5 Sporting Goods Corp.	546	10,822
Harte-Hanks, Inc.	1,382	10,807
PetMed Express, Inc.	649	10,793
Tile Shop Holdings, Inc.*	590	10,661
Kirkland's, Inc.*	449	10,628
Diamond Resorts International, Inc.*	574	10,596
Remy International, Inc.	450	10,494
Bridgepoint Education, Inc.*	587	10,396
Bravo Brio Restaurant Group, Inc.*	635	10,331
Career Education Corp.*	1,775	10,118
VOXX International Corp. — Class A*	601	10,037
Christopher & Banks Corp.*	1,170	9,992
NACCO Industries, Inc. — Class A	160	9,950
Digital Generation, Inc.*	775	9,881
William Lyon Homes — Class A*	444	9,830
Carriage Services, Inc. — Class A	502	9,804
Black Diamond, Inc.*	734	9,784
TRI Pointe Homes, Inc.*	480	9,566
Central European Media Enterprises Ltd. — Class A*	2,463	9,458
Universal Technical Institute, Inc.	679	9,445
Destination XL Group, Inc.*	1,355	8,902
RetailMeNot, Inc.*	307	8,839
ValueVision Media, Inc. — Class A*	1,262	8,821
Citi Trends, Inc.*	496	8,432
Nautilus, Inc.*	996	8,396
RadioShack Corp.*	3,210	8,346
Mac-Gray Corp.	387	8,216

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Consumer Discretionary - 9.6% (continued)
Entercom Communications Corp. — Class A*	774	$8,135
Del Frisco's Restaurant Group, Inc.*	342	8,061
Saga Communications, Inc. — Class A	159	7,998
Marcus Corp.	595	7,997
Education Management Corp.*	776	7,830
West Marine, Inc.*	550	7,827
Wet Seal, Inc. — Class A*	2,866	7,824
CSS Industries, Inc.	271	7,772
Speedway Motorsports, Inc.	374	7,424
Spartan Motors, Inc.	1,102	7,383
Bon-Ton Stores, Inc.	439	7,147
Sears Hometown and Outlet Stores, Inc.*	280	7,140
Noodles & Co.*	194	6,968
Morgans Hotel Group Co.*	856	6,959
Winmark Corp.	73	6,761
Jamba, Inc.*	537	6,675
McClatchy Co. — Class A*	1,953	6,640
Costa, Inc.*	304	6,606
Fuel Systems Solutions, Inc.*	455	6,311
RG Barry Corp.	326	6,292
Perry Ellis International, Inc.*	394	6,221
Weyco Group, Inc.	210	6,180
Isle of Capri Casinos, Inc.*	681	6,129
bebe stores, Inc.	1,123	5,974
hhgregg, Inc.*	418	5,839
Hooker Furniture Corp.	343	5,721
Fox Factory Holding Corp.*	317	5,586
Monarch Casino & Resort, Inc.*	277	5,562
Orbitz Worldwide, Inc.*	773	5,550
Culp, Inc.	263	5,378
Bassett Furniture Industries, Inc.	348	5,317
Lifetime Brands, Inc.	330	5,191
Daily Journal Corp.*	28	5,180
Carrols Restaurant Group, Inc.*	761	5,030
Luby's, Inc.*	647	4,995
Pacific Sunwear of California, Inc.*	1,490	4,977
Global Sources Ltd.*	605	4,919
Flexsteel Industries, Inc.	159	4,886
Nathan's Famous, Inc.*	91	4,587
Corinthian Colleges, Inc.*	2,557	4,551
AH Belo Corp. — Class A	608	4,542
1-800-Flowers.com, Inc. — Class A*	826	4,469
Johnson Outdoors, Inc. — Class A	160	4,312
Zagg, Inc.*	990	4,307
ReachLocal, Inc.*	334	4,245
Reading International, Inc. — Class A*	564	4,224
Skullcandy, Inc.*	582	4,196
Tower International, Inc.*	194	4,152
JAKKS Pacific, Inc.	616	4,146
WCI Communities, Inc.*	216	4,123
Vitacost.com, Inc.*	705	4,082
New York & Company, Inc.*	925	4,042
Crown Media Holdings, Inc. — Class A*	1,113	3,929
Systemax, Inc.*	349	3,926
Martha Stewart Living Omnimedia, Inc. — Class A*	934	3,923
Lincoln Educational Services Corp.	777	3,869
Shiloh Industries, Inc.*	197	3,842
Dex Media, Inc.*	550	3,729
UCP, Inc. — Class A*	250	3,660
Tilly's, Inc. — Class A*	319	3,653
JTH Holding, Inc. — Class A*	150	3,645
Marine Products Corp.	336	3,377
Hemisphere Media Group, Inc.*	280	3,324
Blyth, Inc.[1]	305	3,318
Einstein Noah Restaurant Group, Inc.	209	3,031
Ignite Restaurant Group, Inc.*	234	2,925
Salem Communications Corp. — Class A	332	2,888
EveryWare Global, Inc.*	316	2,616
American Apparel, Inc.*	1,865	2,294
Gordmans Stores, Inc.	284	2,178
Body Central Corp.*	528	2,080
Diversified Restaurant Holdings, Inc.*	349	1,665
Trans World Entertainment Corp.*	344	1,520
Beasley Broadcasting Group, Inc. — Class A	138	1,205
Total Consumer Discretionary		7,300,929
Health Care - 9.2%
athenahealth, Inc.*	1,186	159,516
Isis Pharmaceuticals, Inc.*	3,619	144,182
Align Technology, Inc.*	2,358	134,759
Alnylam Pharmaceuticals, Inc.*	1,870	120,298
West Pharmaceutical Services, Inc.	2,232	109,501
ViroPharma, Inc.*	2,101	104,734
Medidata Solutions, Inc.*	1,714	103,817
Centene Corp.*	1,757	103,575
Cepheid, Inc.*	2,165	101,150
Team Health Holdings, Inc.*	2,209	100,621
WellCare Health Plans, Inc.*	1,399	98,518
NPS Pharmaceuticals, Inc.*	3,236	98,245
HealthSouth Corp.	2,812	93,696
STERIS Corp.	1,897	91,152
Questcor Pharmaceuticals, Inc.[1]	1,667	90,767
PAREXEL International Corp.*	1,834	82,861
DexCom, Inc.*	2,273	80,488
Medicines Co.*	2,033	78,513
Owens & Minor, Inc.	2,038	74,509
Puma Biotechnology, Inc.*	712	73,713
Air Methods Corp.*	1,252	73,030
MWI Veterinary Supply, Inc.*	417	71,136
Haemonetics Corp.*	1,648	69,429
Thoratec Corp.*	1,845	67,527
Aegerion Pharmaceuticals, Inc.*	926	65,709
HMS Holdings Corp.*	2,820	64,099

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Health Care - 9.2% (continued)
Insulet Corp.*	1,725	$63,998
Celldex Therapeutics, Inc.*	2,609	63,164
Prestige Brands Holdings, Inc.*	1,646	58,927
Cyberonics, Inc.*	893	58,500
Santarus, Inc.*	1,789	57,176
ACADIA Pharmaceuticals, Inc.*	2,262	56,527
Impax Laboratories, Inc.*	2,206	55,459
Acadia Healthcare Company, Inc.*	1,144	54,146
Neogen Corp.*	1,161	53,057
Magellan Health Services, Inc.*	868	52,002
Opko Health, Inc.*,1	6,079	51,307
Pacira Pharmaceuticals, Inc.*	886	50,936
HeartWare International, Inc.*	527	49,517
Amsurg Corp. — Class A*	1,029	47,252
Chemed Corp.	612	46,891
Akorn, Inc.*	1,871	46,083
NuVasive, Inc.*	1,424	46,038
Masimo Corp.*	1,569	45,862
Hanger, Inc.*	1,114	43,825
Halozyme Therapeutics, Inc.*	2,860	42,871
Nektar Therapeutics*	3,722	42,245
Arena Pharmaceuticals, Inc.*,1	7,018	41,055
Synageva BioPharma Corp.*	623	40,321
ImmunoGen, Inc.*	2,723	39,946
Wright Medical Group, Inc.*	1,299	39,892
MedAssets, Inc.*	1,966	38,986
InterMune, Inc.*	2,625	38,666
Volcano Corp.*	1,753	38,303
Acorda Therapeutics, Inc.*	1,303	38,048
PDL BioPharma, Inc.[1]	4,505	38,022
CONMED Corp.	890	37,825
ArthroCare Corp.*	913	36,739
Exelixis, Inc.*,1	5,916	36,265
Cantel Medical Corp.	1,056	35,809
Globus Medical, Inc. — Class A*	1,762	35,557
Meridian Bioscience, Inc.	1,339	35,524
Endologix, Inc.*	2,020	35,229
Ironwood Pharmaceuticals, Inc. — Class A*	2,996	34,784
Analogic Corp.	390	34,538
Kindred Healthcare, Inc.	1,743	34,407
Keryx Biopharmaceuticals, Inc.*	2,632	34,084
Greatbatch, Inc.*	767	33,932
ABIOMED, Inc.*	1,247	33,345
Auxilium Pharmaceuticals, Inc.*	1,586	32,894
Spectranetics Corp.*	1,296	32,400
IPC The Hospitalist Company, Inc.*	544	32,308
Molina Healthcare, Inc.*	916	31,831
Fluidigm Corp.*	818	31,346
Clovis Oncology, Inc.*	517	31,160
Novavax, Inc.*	5,996	30,700
Integra LifeSciences Holdings Corp.*	640	30,534
Ligand Pharmaceuticals, Inc. — Class B*	570	29,982
Vivus, Inc.*,1	3,245	29,465
Dyax Corp.*	3,898	29,352
ExamWorks Group, Inc.*	977	29,183
Abaxis, Inc.*	712	28,494
Omnicell, Inc.*	1,105	28,211
Emeritus Corp.*	1,295	28,011
Quidel Corp.*,1	905	27,955
Ensign Group, Inc.	631	27,934
Sangamo Biosciences, Inc.*	1,967	27,322
Quality Systems, Inc.	1,283	27,020
Momenta Pharmaceuticals, Inc.*	1,524	26,944
ICU Medical, Inc.*	420	26,758
Exact Sciences Corp.*	2,271	26,548
Raptor Pharmaceutical Corp.*	1,917	24,959
MannKind Corp.*	4,790	24,956
Invacare Corp.	1,035	24,022
MiMedx Group, Inc.*	2,708	23,668
Luminex Corp.*	1,204	23,358
Cardiovascular Systems, Inc.*	679	23,283
Natus Medical, Inc.*	982	22,095
Capital Senior Living Corp.*	919	22,047
Sarepta Therapeutics, Inc.*	1,080	22,000
Computer Programs & Systems, Inc.	354	21,881
AMN Healthcare Services, Inc.*	1,482	21,785
Merit Medical Systems, Inc.*	1,375	21,643
HealthStream, Inc.*	651	21,333
Infinity Pharmaceuticals, Inc.*	1,541	21,281
Accuray, Inc.*	2,392	20,834
PharMerica Corp.*	960	20,640
Emergent Biosolutions, Inc.*	883	20,300
Bio-Reference Labs, Inc.*	792	20,228
Lannett Company, Inc.*	606	20,059
Neurocrine Biosciences, Inc.*	2,146	20,044
Geron Corp.*	4,205	19,932
Affymetrix, Inc.*	2,288	19,608
NxStage Medical, Inc.*	1,928	19,280
Depomed, Inc.*	1,819	19,245
Staar Surgical Co.*	1,187	19,218
Idenix Pharmaceuticals, Inc.*,1	3,210	19,196
Insmed, Inc.*	1,115	18,966
National Healthcare Corp.	351	18,922
Array BioPharma, Inc.*	3,757	18,823
Select Medical Holdings Corp.	1,568	18,204
Spectrum Pharmaceuticals, Inc.*	2,036	18,019
Cadence Pharmaceuticals, Inc.*	1,987	17,982
Corvel Corp.*	372	17,372
Accretive Health, Inc.*	1,893	17,340
Cambrex Corp.*	964	17,188
Orexigen Therapeutics, Inc.*	3,046	17,149
AMAG Pharmaceuticals, Inc.*	696	16,892
Healthways, Inc.*	1,098	16,854
Merrimack Pharmaceuticals, Inc.*	3,114	16,629
Cynosure, Inc. — Class A*	621	16,568
Galena Biopharma, Inc.*,1	3,293	16,333
Landauer, Inc.	310	16,309
Antares Pharma, Inc.*	3,626	16,244
Intercept Pharmaceuticals, Inc.*	236	16,114
Genomic Health, Inc.*	544	15,923
AVANIR Pharmaceuticals, Inc. — Class A*	4,671	15,695
Tornier N.V.*	834	15,671

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Health Care - 9.2% (continued)
Hi-Tech Pharmacal Company, Inc.*	359	$15,577
GenMark Diagnostics, Inc.*	1,155	15,373
Sagent Pharmaceuticals, Inc.*	605	15,355
Dendreon Corp.*,1	5,078	15,183
XOMA Corp.*	2,236	15,048
Anika Therapeutics, Inc.*	392	14,959
Triple-S Management Corp. — Class B*	765	14,872
Amedisys, Inc.*	1,013	14,820
Synergy Pharmaceuticals, Inc.*	2,599	14,632
Cerus Corp.*	2,249	14,506
TherapeuticsMD, Inc.*	2,780	14,484
Orthofix International N.V.*	631	14,399
KYTHERA Biopharmaceuticals, Inc.*	384	14,304
Atrion Corp.	48	14,220
BioScrip, Inc.*	1,876	13,882
US Physical Therapy, Inc.	393	13,857
Repligen Corp.*	1,012	13,804
Unilife Corp.*	3,134	13,790
Anacor Pharmaceuticals, Inc.*	818	13,726
AngioDynamics, Inc.*	789	13,563
Repros Therapeutics, Inc.*	740	13,542
Vanda Pharmaceuticals, Inc.*	1,067	13,241
Rockwell Medical, Inc.*	1,264	13,196
Lexicon Pharmaceuticals, Inc.*	7,323	13,181
AtriCure, Inc.*	679	12,684
Horizon Pharma, Inc.*	1,662	12,664
Gentiva Health Services, Inc.*	1,009	12,522
Vascular Solutions, Inc.*	533	12,339
TESARO, Inc.*	433	12,228
Symmetry Medical, Inc.*	1,200	12,096
NewLink Genetics Corp.*	549	12,083
Prothena Corporation plc*	454	12,040
Dynavax Technologies Corp.*	5,891	11,546
SurModics, Inc.*	466	11,366
OraSure Technologies, Inc.*	1,788	11,247
Omeros Corp.*	963	10,872
Immunomedics, Inc.*	2,363	10,870
Zeltiq Aesthetics, Inc.*	573	10,835
Vocera Communications, Inc.*	679	10,599
Endocyte, Inc.*	979	10,466
Achillion Pharmaceuticals, Inc.*	3,107	10,315
Progenics Pharmaceuticals, Inc.*	1,922	10,244
CryoLife, Inc.	889	9,859
Chelsea Therapeutics International Ltd.*	2,164	9,587
LHC Group, Inc.*	390	9,376
ZIOPHARM Oncology, Inc.*	2,160	9,374
Universal American Corp.	1,241	9,059
Portola Pharmaceuticals, Inc.*	351	9,038
Intrexon Corp.*	375	8,925
Furiex Pharmaceuticals, Inc.*	212	8,906
TearLab Corp.*	940	8,780
SciClone Pharmaceuticals, Inc.*	1,739	8,765
Providence Service Corp.*	338	8,693
Cross Country Healthcare, Inc.*	870	8,683
Sequenom, Inc.*	3,710	8,681
Almost Family, Inc.*	267	8,632
Osiris Therapeutics, Inc.*	535	8,603
AcelRx Pharmaceuticals, Inc.*	750	8,483
Pacific Biosciences of California, Inc.*	1,541	8,059
XenoPort, Inc.*	1,393	8,010
Rigel Pharmaceuticals, Inc.*	2,810	8,009
Navidea Biopharmaceuticals, Inc.*	3,848	7,965
Zogenix, Inc.*	2,312	7,953
Cempra, Inc.*	640	7,930
Albany Molecular Research, Inc.*	750	7,560
Five Star Quality Care, Inc.*	1,377	7,560
Curis, Inc.*	2,594	7,315
Ampio Pharmaceuticals, Inc.*	1,007	7,180
Exactech, Inc.*	301	7,152
Threshold Pharmaceuticals, Inc.*	1,521	7,103
Pozen, Inc.	868	6,979
Cell Therapeutics, Inc.*	3,632	6,973
Synta Pharmaceuticals Corp.*,1	1,302	6,822
Peregrine Pharmaceuticals, Inc.*	4,885	6,790
Solta Medical, Inc.*	2,285	6,741
Chindex International, Inc.*	379	6,606
Insys Therapeutics, Inc.*	168	6,503
RTI Surgical, Inc.*	1,811	6,411
Verastem, Inc.*	556	6,338
Utah Medical Products, Inc.	107	6,116
National Research Corp. — Class A*	315	5,928
PhotoMedex, Inc.*	450	5,828
Stemline Therapeutics, Inc.*	295	5,782
BioDelivery Sciences International, Inc.*	960	5,654
Cytokinetics, Inc.*	855	5,558
Corcept Therapeutics, Inc.*	1,711	5,509
Receptos, Inc.*	190	5,508
Hyperion Therapeutics, Inc.*	271	5,480
Durata Therapeutics, Inc.*	425	5,436
PTC Therapeutics, Inc.*	312	5,295
Cytori Therapeutics, Inc.*	2,037	5,235
Agios Pharmaceuticals, Inc.*	216	5,173
Tetraphase Pharmaceuticals, Inc.*	370	5,002
Sunesis Pharmaceuticals, Inc.*	1,045	4,953
Merge Healthcare, Inc.*	2,102	4,877
Cutera, Inc.*	477	4,856
Derma Sciences, Inc.*	444	4,804
OncoMed Pharmaceuticals, Inc.*	156	4,605
ChemoCentryx, Inc.*	790	4,574
Bluebird Bio, Inc.*	216	4,532
Accelerate Diagnostics, Inc.*,1	354	4,319
Biotime, Inc.*	1,192	4,291
Sucampo Pharmaceuticals, Inc. — Class A*	441	4,145
Arqule, Inc.*	1,913	4,113
Chimerix, Inc.*	270	4,080
Nanosphere, Inc.*	1,755	4,019

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Health Care - 9.2% (continued)
Alphatec Holdings, Inc.*	1,998	$4,016
Medical Action Industries, Inc.*	469	4,015
Aratana Therapeutics, Inc.*	210	4,011
OncoGenex Pharmaceutical, Inc.*	477	3,978
Alliance HealthCare Services, Inc.*	160	3,958
Epizyme, Inc.*	190	3,952
Addus HomeCare Corp.*	174	3,906
SIGA Technologies, Inc.*	1,188	3,885
Harvard Bioscience, Inc.*	821	3,859
NeoGenomics, Inc.*	1,060	3,837
Targacept, Inc.*	904	3,752
Supernus Pharmaceuticals, Inc.*	478	3,604
Enanta Pharmaceuticals, Inc.*	120	3,274
Biolase, Inc.*	1,109	3,137
Skilled Healthcare Group, Inc. — Class A*	640	3,078
AVEO Pharmaceuticals, Inc.*	1,669	3,071
Fibrocell Science, Inc.*	727	2,952
Vical, Inc.*	2,444	2,884
Cornerstone Therapeutics, Inc.*	285	2,705
OvaScience, Inc.*	290	2,651
Alimera Sciences, Inc.*	542	2,553
MEI Pharma, Inc.*	314	2,515
Regulus Therapeutics, Inc.*	332	2,453
Amicus Therapeutics, Inc.*	983	2,310
Coronado Biosciences, Inc.*	859	2,259
Onconova Therapeutics, Inc.*	188	2,158
Cellular Dynamics International, Inc.*	126	2,080
Esperion Therapeutics, Inc.*	146	2,006
TG Therapeutics, Inc.*	499	1,946
KaloBios Pharmaceuticals, Inc.*	388	1,715
Pernix Therapeutics Holdings*	563	1,419
Enzon Pharmaceuticals, Inc.	1,208	1,401
GTx, Inc.*	845	1,394
Conatus Pharmaceuticals, Inc.*	191	1,232
Harvard Apparatus Regenerative Technology, Inc.*	206	979
USMD Holdings, Inc.*	40	804
Total Health Care		6,996,403
Energy - 3.8%
Kodiak Oil & Gas Corp.*	8,549	95,835
Rosetta Resources, Inc.*	1,970	94,640
Targa Resources Corp.	1,064	93,813
SemGroup Corp. — Class A	1,354	88,321
Bristow Group, Inc.	1,168	87,669
Helix Energy Solutions Group, Inc.*	3,409	79,020
CARBO Ceramics, Inc.	639	74,462
Western Refining, Inc.	1,740	73,792
Scorpio Tankers, Inc.	5,946	70,103
Energy XXI Bermuda Ltd.	2,556	69,166
Exterran Holdings, Inc.*	1,857	63,509
PDC Energy, Inc.*	1,142	60,777
SEACOR Holdings, Inc.*	644	58,733
Carrizo Oil & Gas, Inc.*	1,303	58,335
Hornbeck Offshore Services, Inc.*	1,149	56,565
Stone Energy Corp.*	1,608	55,621
Crosstex Energy, Inc.	1,533	55,433
Alpha Natural Resources, Inc.*	7,114	50,793
Bill Barrett Corp.*	1,569	42,018
Bonanza Creek Energy, Inc.*	947	41,166
Delek US Holdings, Inc.	1,192	41,017
Gulfmark Offshore, Inc. — Class A	861	40,579
Magnum Hunter Resources Corp.*	5,537	40,475
Geospace Technologies Corp.*	418	39,639
Key Energy Services, Inc.*	4,910	38,789
Forum Energy Technologies, Inc.*	1,270	35,890
Cloud Peak Energy, Inc.*	1,960	35,280
Matador Resources Co.*	1,878	35,006
Newpark Resources, Inc.*	2,775	34,105
C&J Energy Services, Inc.*	1,452	33,541
Hercules Offshore, Inc.*	5,135	33,531
Diamondback Energy, Inc.*	630	33,302
Parker Drilling Co.*	3,836	31,187
TETRA Technologies, Inc.*	2,521	31,160
Northern Oil and Gas, Inc.*	2,054	30,954
Arch Coal, Inc.	6,837	30,425
Sanchez Energy Corp.*	1,229	30,123
Ship Finance International Ltd.	1,805	29,566
Halcon Resources Corp.*,1	7,465	28,815
Rex Energy Corp.*	1,458	28,737
Comstock Resources, Inc.	1,558	28,496
Clean Energy Fuels Corp.*	2,198	28,310
EPL Oil & Gas, Inc.*	961	27,389
EXCO Resources, Inc.[1]	4,374	23,226
Contango Oil & Gas Co.*	475	22,449
Approach Resources, Inc.*	1,126	21,721
Nordic American Tankers Ltd.	2,125	20,613
Matrix Service Co.*	839	20,530
Era Group, Inc.*	644	19,874
Resolute Energy Corp.*	2,177	19,658
Tesco Corp.*	975	19,286
Swift Energy Co.*	1,400	18,900
RigNet, Inc.*	384	18,405
Triangle Petroleum Corp.*	2,192	18,237
W&T Offshore, Inc.	1,123	17,968
PHI, Inc.*	409	17,751
Athlon Energy, Inc.*	581	17,575
Goodrich Petroleum Corp.*	1,014	17,258
Solazyme, Inc.*	1,543	16,803
Penn Virginia Corp.*	1,781	16,795
Pioneer Energy Services Corp.*	1,998	16,004
Green Plains Renewable Energy, Inc.	817	15,842
Clayton Williams Energy, Inc.*	193	15,816
Basic Energy Services, Inc.*	961	15,165
Synergy Resources Corp.*	1,632	15,112
ION Geophysical Corp.*	4,293	14,167
GasLog Ltd.	818	13,980
Emerald Oil, Inc.*	1,823	13,964
Forest Oil Corp.*	3,844	13,877
Vaalco Energy, Inc.*	1,869	12,877
Rentech, Inc.*	7,274	12,730
Gastar Exploration, Inc.*	1,784	12,345
Alon USA Energy, Inc.	746	12,339
Quicksilver Resources, Inc.*,1	4,014	12,323
Willbros Group, Inc.*	1,284	12,095

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Energy - 3.8% (continued)
Vantage Drilling Co.*	6,477	$11,918
Gulf Island Fabrication, Inc.	471	10,937
Natural Gas Services Group, Inc.*	394	10,863
Knightsbridge Tankers Ltd.	983	9,034
Dawson Geophysical Co.*	258	8,726
Abraxas Petroleum Corp.*	2,646	8,679
Callon Petroleum Co.*	1,280	8,358
PetroQuest Energy, Inc.*	1,842	7,957
Endeavour International Corp.*	1,515	7,954
Teekay Tankers Ltd. — Class A	2,002	7,868
Renewable Energy Group, Inc.*	677	7,758
Nuverra Environmental Solutions, Inc.*	462	7,755
REX American Resources Corp.*	173	7,735
Panhandle Oil and Gas, Inc. — Class A	223	7,450
Westmoreland Coal Co.*	383	7,388
Warren Resources, Inc.*	2,349	7,376
Mitcham Industries, Inc.*	409	7,243
Midstates Petroleum Company, Inc.*	1,068	7,070
BPZ Resources, Inc.*	3,796	6,909
Miller Energy Resources, Inc.*	981	6,906
Evolution Petroleum Corp.	542	6,688
Cal Dive International, Inc.*	3,155	6,342
FX Energy, Inc.*	1,724	6,310
Frontline Ltd.*,1	1,664	6,223
Equal Energy Ltd.	1,148	6,130
Bolt Technology Corp.	276	6,075
Uranium Energy Corp.*	2,750	5,500
Ur-Energy, Inc.*	3,910	5,396
Jones Energy, Inc. — Class A*	362	5,242
Adams Resources & Energy, Inc.	73	5,001
Apco Oil and Gas International, Inc.*	299	4,661
Amyris, Inc.*	842	4,454
TGC Industries, Inc.	511	3,730
Isramco, Inc.*	28	3,557
KiOR, Inc. — Class A*	1,417	2,381
Hallador Energy Co.	281	2,265
L&L Energy, Inc.*,††	932	1,566
Global Geophysical Services, Inc.*	734	1,182
ZaZa Energy Corp.*	1,198	1,145
Total Energy		2,921,504
Materials - 3.4%
PolyOne Corp.	3,199	113,084
Axiall Corp.	2,251	106,786
Chemtura Corp.*	3,165	88,366
HB Fuller Co.	1,620	84,305
Louisiana-Pacific Corp.*	4,484	82,999
Sensient Technologies Corp.	1,612	78,214
Commercial Metals Co.	3,764	76,522
Olin Corp.	2,586	74,606
KapStone Paper and Packaging Corp.*	1,311	73,233
Worthington Industries, Inc.	1,703	71,662
Minerals Technologies, Inc.	1,124	67,519
Graphic Packaging Holding Co.*	6,757	64,867
Balchem Corp.	952	55,882
Schweitzer-Mauduit International, Inc.	1,009	51,933
SunCoke Energy, Inc.*	2,257	51,481
Texas Industries, Inc.*	699	48,077
Stillwater Mining Co.*	3,802	46,917
Kaiser Aluminum Corp.	608	42,706
Berry Plastics Group, Inc.*	1,788	42,537
Stepan Co.	607	39,837
PH Glatfelter Co.	1,387	38,337
OM Group, Inc.*	1,035	37,684
Clearwater Paper Corp.*	716	37,590
Globe Specialty Metals, Inc.	2,074	37,353
AK Steel Holding Corp.*	4,388	35,982
Resolute Forest Products, Inc.*	2,246	35,981
Calgon Carbon Corp.*	1,743	35,854
Coeur Mining, Inc.*	3,267	35,447
Innospec, Inc.	756	34,942
RTI International Metals, Inc.*	1,011	34,586
Innophos Holdings, Inc.	710	34,506
A. Schulman, Inc.	952	33,568
Walter Energy, Inc.	2,012	33,460
Hecla Mining Co.	10,718	33,011
Quaker Chemical Corp.	420	32,369
Flotek Industries, Inc.*	1,539	30,888
Koppers Holdings, Inc.	665	30,424
AMCOL International Corp.	893	30,344
Ferro Corp.*	2,335	29,958
Intrepid Potash, Inc.*	1,758	27,846
Schnitzer Steel Industries, Inc. — Class A	830	27,116
Molycorp, Inc.*,1	4,791	26,925
LSB Industries, Inc.*	612	25,104
Deltic Timber Corp.	361	24,526
Kraton Performance Polymers, Inc.*	1,052	24,249
US Silica Holdings, Inc.	696	23,741
Headwaters, Inc.*	2,352	23,026
Horsehead Holding Corp.*	1,419	23,002
Tredegar Corp.	792	22,818
American Vanguard Corp.	923	22,420
Neenah Paper, Inc.	512	21,898
Haynes International, Inc.	393	21,709
Materion Corp.	661	20,392
Wausau Paper Corp.	1,587	20,123
Myers Industries, Inc.	912	19,261
Advanced Emissions Solutions, Inc.*	320	17,354
Century Aluminum Co.*	1,656	17,322
Zoltek Companies, Inc.*	890	14,908
OMNOVA Solutions, Inc.*	1,515	13,802
Zep, Inc.	729	13,239
Allied Nevada Gold Corp.*	3,348	11,886
Boise Cascade Co.*	397	11,704
Hawkins, Inc.	299	11,120
FutureFuel Corp.	701	11,076
US Concrete, Inc.*	460	10,410
Taminco Corp.*	505	10,206

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Materials - 3.4% (continued)
Landec Corp.*	831	$10,072
Olympic Steel, Inc.	290	8,404
AM Castle & Co.*	563	8,316
Universal Stainless & Alloy Products, Inc.*	223	8,041
Arabian American Development Co.*	638	8,007
AEP Industries, Inc.*	143	7,555
Chase Corp.	205	7,237
American Pacific Corp.*	190	7,079
Gold Resource Corp.	1,066	4,829
UFP Technologies, Inc.*	181	4,565
KMG Chemicals, Inc.	269	4,543
Handy & Harman Ltd.*	175	4,237
Paramount Gold and Silver Corp.*	4,442	4,139
United States Lime & Minerals, Inc.*	66	4,037
Penford Corp.*	314	4,035
Noranda Aluminum Holding Corp.	1,086	3,573
Marrone Bio Innovations, Inc.*	178	3,165
Midway Gold Corp.*	3,610	2,924
General Moly, Inc.*	1,850	2,479
GSE Holding, Inc.*	260	538
Total Materials		2,638,775
Consumer Staples - 2.6%
United Natural Foods, Inc.*	1,587	119,644
Rite Aid Corp.*	23,516	118,991
Hain Celestial Group, Inc.*	1,242	112,748
Casey's General Stores, Inc.	1,231	86,479
TreeHouse Foods, Inc.*	1,170	80,636
Darling International, Inc.*	3,802	79,386
Harris Teeter Supermarkets, Inc.	1,595	78,714
PriceSmart, Inc.	605	69,902
Boston Beer Company, Inc. — Class A*	265	64,074
B&G Foods, Inc. — Class A	1,699	57,613
Sanderson Farms, Inc.	745	53,886
Andersons, Inc.	601	53,591
Lancaster Colony Corp.	595	52,449
Post Holdings, Inc.*	1,057	52,078
Spectrum Brands Holdings, Inc.	693	48,890
SUPERVALU, Inc.*	6,538	47,662
Snyders-Lance, Inc.	1,530	43,942
J&J Snack Foods Corp.	483	42,789
Universal Corp.	753	41,115
Susser Holdings Corp.*	586	38,377
WD-40 Co.	501	37,415
Fresh Del Monte Produce, Inc.	1,222	34,583
Vector Group Ltd.	2,036	33,329
Pilgrim's Pride Corp.*	1,953	31,736
Boulder Brands, Inc.*	1,917	30,404
Elizabeth Arden, Inc.*	827	29,317
Spartan Stores, Inc.	1,183	28,728
Cal-Maine Foods, Inc.	476	28,669
Tootsie Roll Industries, Inc.[1]	630	20,500
Seaboard Corp.	7	19,565
Inter Parfums, Inc.	530	18,979
Annie's, Inc.*	440	18,938
Weis Markets, Inc.	358	18,816
Diamond Foods, Inc.*	719	18,579
Chiquita Brands International, Inc.*	1,495	17,492
Chefs' Warehouse, Inc.*	531	15,484
USANA Health Sciences, Inc.*	194	14,663
Pantry, Inc.*	760	12,753
Harbinger Group, Inc.*	1,064	12,608
Natural Grocers by Vitamin Cottage, Inc.*	281	11,928
Calavo Growers, Inc.	390	11,801
Medifast, Inc.*	444	11,602
Coca-Cola Bottling Company Consolidated	155	11,345
Ingles Markets, Inc. — Class A	384	10,406
Central Garden and Pet Co. — Class A*	1,353	9,133
Fairway Group Holdings Corp.*	503	9,114
Revlon, Inc. — Class A*	364	9,085
Limoneira Co.	325	8,642
Alliance One International, Inc.*	2,823	8,610
Seneca Foods Corp. — Class A*	263	8,387
Roundy's, Inc.	812	8,006
Omega Protein Corp.*	637	7,829
National Beverage Corp.*	370	7,459
Nutraceutical International Corp.*	273	7,311
John B Sanfilippo & Son, Inc.	267	6,590
Village Super Market, Inc. — Class A	208	6,450
Orchids Paper Products Co.	196	6,437
Star Scientific, Inc.*	5,365	6,223
Nature's Sunshine Products, Inc.	356	6,166
Lifevantage Corp.*	3,654	6,029
Inventure Foods, Inc.*	449	5,954
Oil-Dri Corporation of America	157	5,941
Female Health Co.	697	5,925
Craft Brew Alliance, Inc.*	337	5,534
Arden Group, Inc. — Class A	40	5,060
Synutra International, Inc.*	557	4,946
Farmer Bros Co.*	193	4,489
Alico, Inc.	89	3,459
Griffin Land & Nurseries, Inc.	82	2,737
Lifeway Foods, Inc.	152	2,429
Total Consumer Staples		2,010,551
Utilities - 2.1%
Cleco Corp.	1,947	90,770
IDACORP, Inc.	1,617	83,825
Southwest Gas Corp.	1,488	83,194
Piedmont Natural Gas Company, Inc.	2,433	80,678
UNS Energy Corp.	1,335	79,900
Black Hills Corp.	1,427	74,932
Portland General Electric Co.	2,441	73,718
UIL Holdings Corp.	1,815	70,331
Dynegy, Inc.*	3,218	69,251
WGL Holdings, Inc.	1,670	66,900
ALLETE, Inc.	1,283	63,996
New Jersey Resources Corp.	1,342	62,054
PNM Resources, Inc.	2,567	61,916
South Jersey Industries, Inc.	1,029	57,583

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
Utilities - 2.1% (continued)
Avista Corp.	1,934	$54,519
NorthWestern Corp.	1,221	52,894
Laclede Group, Inc.	1,051	47,863
El Paso Electric Co.	1,292	45,362
MGE Energy, Inc.	742	42,962
Northwest Natural Gas Co.	866	37,082
American States Water Co.	1,241	35,654
California Water Service Group	1,538	35,482
Otter Tail Corp.	1,172	34,304
Empire District Electric Co.	1,372	31,131
NRG Yield, Inc. — Class A	730	29,207
Chesapeake Utilities Corp.	315	18,906
Ormat Technologies, Inc.	570	15,510
SJW Corp.	495	14,746
Unitil Corp.	441	13,446
Atlantic Power Corp.	3,860	13,433
Connecticut Water Service, Inc.	349	12,393
Middlesex Water Co.	512	10,721
York Water Co.	420	8,791
Consolidated Water Company Ltd.	471	6,641
Artesian Resources Corp. — Class A	242	5,554
Delta Natural Gas Company, Inc.	221	4,946
Genie Energy Ltd. — Class B*	416	4,247
Pure Cycle Corp.*	555	3,513
Total Utilities		1,598,355
Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	1,522	61,505
Leap Wireless International, Inc.*	1,741	30,292
Consolidated Communications Holdings, Inc.	1,295	25,421
Cincinnati Bell, Inc.*	6,700	23,852
8x8, Inc.*	2,327	23,642
Shenandoah Telecommunications Co.	773	19,843
Premiere Global Services, Inc.*	1,546	17,918
Vonage Holdings Corp.*	5,003	16,660
Atlantic Tele-Network, Inc.	293	16,575
NII Holdings, Inc.*	5,538	15,230
inContact, Inc.*	1,716	13,402
Iridium Communications, Inc.*	2,071	12,964
Inteliquent, Inc.	1,053	12,025
General Communication, Inc. — Class A*	1,013	11,295
Lumos Networks Corp.	498	10,458
USA Mobility, Inc.	702	10,025
NTELOS Holdings Corp.	492	9,953
Hawaiian Telcom Holdco, Inc.*	330	9,692
IDT Corp. — Class B	498	8,899
Fairpoint Communications, Inc.*	668	7,555
ORBCOMM, Inc.*	1,171	7,424
magicJack VocalTec Ltd.*	593	7,069
Towerstream Corp.*	2,141	6,337
Cbeyond, Inc.*	865	5,969
HickoryTech Corp.	436	5,594
Boingo Wireless, Inc.*	596	3,820
Straight Path Communications, Inc. — Class B*	246	2,015
Total Telecommunication Services		395,434
Total Common Stocks
(Cost $40,914,127)		53,206,736
WARRANTS - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	29	155
Magnum Hunter Resources Corp.
$8.50, 04/15/16*,1,††	444	–
Total Warrants
(Cost $150)		155
RIGHTS - 0.0%
Cubist Pharmaceuticals, Inc.
Expires 10/15/15*,†	1,197	1,616
EXCO Resources, Inc.
Expires 01/09/14*,†,1	1,092	174
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,††	86	52
Total Rights
(Cost $2,479)		1,842
	Face Amount
REPURCHASE AGREEMENT††,2 - 1.8%
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[3]	$1,345,646	1,345,646
Total Repurchase Agreement
(Cost $1,345,646)		1,345,646
SECURITIES LENDING COLLATERAL††,4 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	426,798	426,798
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	62,910	62,910
Total Securities Lending Collateral
(Cost $489,708)		489,708
Total Investments - 72.1%
(Cost $42,752,110)		$55,044,087
Other Assets & Liabilities, net - 27.9%		21,252,790
Total Net Assets - 100.0%		$76,296,877

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $348,180)	3	$7,482

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2014 Russell 2000 Index Swap, Terminating 01/28/14[5] (Notional Value $6,026,145)	5,179	$14,341
Credit Suisse Capital, LLC January 2014 Russell 2000 Index Swap, Terminating 01/28/14[5] (Notional Value $9,699,773)	8,336	7,800
Barclays Bank plc January 2014 Russell 2000 Index Swap, Terminating 01/31/14[5] (Notional Value $7,047,749)	6,057	4,980
(Total Notional Value $22,773,667)		$27,121

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at December 31, 2013 — See Note 4.
2	Repurchase Agreement — See Note 3.
3	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
4	Securities lending collateral — See Note 4.
5	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer Discretionary - 28.3%
TripAdvisor, Inc.*	30,237	$2,504,532
Netflix, Inc.*	6,655	2,450,171
Chipotle Mexican Grill, Inc. — Class A*	4,300	2,290,954
Michael Kors Holdings Ltd.*	27,700	2,248,963
News Corp. — Class A*	122,500	2,207,450
Priceline.com, Inc.*	1,771	2,058,610
Wynn Resorts Ltd.	9,711	1,885,973
Goodyear Tire & Rubber Co.	70,700	1,686,195
Amazon.com, Inc.*	4,044	1,612,707
Harman International Industries, Inc.	18,200	1,489,670
Fossil Group, Inc.*	11,890	1,426,087
DIRECTV*	19,479	1,345,804
Comcast Corp. — Class A	23,600	1,226,374
Wyndham Worldwide Corp.	15,560	1,146,616
Discovery Communications, Inc. — Class A*	11,633	1,051,855
Johnson Controls, Inc.	17,800	913,140
Interpublic Group of Companies, Inc.	51,500	911,550
NIKE, Inc. — Class B	11,000	865,040
BorgWarner, Inc.	14,968	836,861
CBS Corp. — Class B	12,990	827,983
Viacom, Inc. — Class B	8,800	768,592
VF Corp.	11,800	735,612
Graham Holdings Co. — Class B	1,100	729,652
Dollar Tree, Inc.*	12,200	688,324
Bed Bath & Beyond, Inc.*	8,400	674,520
Starbucks Corp.	7,900	619,281
Harley-Davidson, Inc.	8,600	595,464
Time Warner Cable, Inc.	4,380	593,490
Mohawk Industries, Inc.*	3,900	580,710
TJX Companies, Inc.	8,568	546,039
O'Reilly Automotive, Inc.*	4,200	540,582
Total Consumer Discretionary		38,058,801
Information Technology - 15.8%
Facebook, Inc. — Class A*	42,800	2,339,448
Seagate Technology plc	40,317	2,264,203
VeriSign, Inc.*	31,500	1,883,070
Western Digital Corp.	20,700	1,736,730
Alliance Data Systems Corp.*	6,400	1,682,752
Google, Inc. — Class A*	1,299	1,455,802
Cognizant Technology Solutions Corp. — Class A*	13,951	1,408,772
First Solar, Inc.*	24,600	1,344,144
MasterCard, Inc. — Class A	1,435	1,198,885
Salesforce.com, Inc.*	16,186	893,305
QUALCOMM, Inc.	11,568	858,924
SanDisk Corp.	10,400	733,616
Yahoo!, Inc.*	17,879	723,027
Electronic Arts, Inc.*	31,200	715,728
Fidelity National Information Services, Inc.	12,900	692,472
Visa, Inc. — Class A	2,879	641,096
Micron Technology, Inc.*	25,100	546,176
Total Information Technology		21,118,150
Financials - 15.7%
Huntington Bancshares, Inc.	306,537	2,958,081
KeyCorp	160,000	2,147,200
Fifth Third Bancorp	90,200	1,896,906
Comerica, Inc.	39,700	1,887,338
Prudential Financial, Inc.	20,400	1,881,288
Ameriprise Financial, Inc.	12,350	1,420,868
Discover Financial Services	24,760	1,385,322
SLM Corp.	51,486	1,353,052
Moody's Corp.	14,823	1,163,161
Charles Schwab Corp.	40,900	1,063,400
Torchmark Corp.	9,700	758,055
American Express Co.	7,160	649,627
Invesco Ltd.	17,400	633,360
BlackRock, Inc. — Class A	2,000	632,940
Macerich Co.	10,300	606,567
IntercontinentalExchange Group, Inc.	2,400	539,808
Total Financials		20,976,973
Health Care - 15.2%
Celgene Corp.*	14,821	2,504,155
Vertex Pharmaceuticals, Inc.*	30,613	2,274,546
Actavis plc*	12,790	2,148,720
Gilead Sciences, Inc.*	25,728	1,933,459
Regeneron Pharmaceuticals, Inc.*	6,986	1,922,827
Biogen Idec, Inc.*	6,129	1,714,588
Boston Scientific Corp.*	114,200	1,372,684
Cigna Corp.	13,300	1,163,484
Alexion Pharmaceuticals, Inc.*	8,680	1,154,961
Allergan, Inc.	9,700	1,077,476
Perrigo Company plc	5,300	813,338
Cerner Corp.*	14,204	791,731
Thermo Fisher Scientific, Inc.	6,900	768,315
St. Jude Medical, Inc.	10,900	675,255
Total Health Care		20,315,539
Energy - 8.3%
Cabot Oil & Gas Corp.	44,000	1,705,440
Pioneer Natural Resources Co.	8,378	1,542,138
Helmerich & Payne, Inc.	17,300	1,454,584
Halliburton Co.	28,200	1,431,150
EOG Resources, Inc.	8,230	1,381,323
Range Resources Corp.	11,800	994,858
Noble Energy, Inc.	11,750	800,293
Schlumberger Ltd.	7,100	639,781
Equities Corp.	6,900	619,482
Kinder Morgan, Inc.	16,900	608,400
Total Energy		11,177,449
Industrials - 7.8%
Southwest Airlines Co.	103,544	1,950,769
Delta Air Lines, Inc.	60,500	1,661,935
Textron, Inc.	42,900	1,577,004
PACCAR, Inc.	20,240	1,197,601
Robert Half International, Inc.	23,700	995,163
Boeing Co.	6,780	925,402
Flowserve Corp.	9,300	733,119
Precision Castparts Corp.	2,700	727,110
Pitney Bowes, Inc.	29,800	694,340
Total Industrials		10,462,443

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Consumer Staples - 4.1%
Safeway, Inc.	73,700	$2,400,409
Constellation Brands, Inc. — Class A*	25,198	1,773,435
Monster Beverage Corp.*	10,476	709,959
Coca-Cola Enterprises, Inc.	12,900	569,277
Total Consumer Staples		5,453,080
Materials - 3.9%
LyondellBasell Industries N.V. — Class A	20,400	1,637,712
Sealed Air Corp.	35,500	1,208,775
Ecolab, Inc.	9,954	1,037,904
Eastman Chemical Co.	10,032	809,582
PPG Industries, Inc.	3,033	575,239
Total Materials		5,269,212
Total Common Stocks
(Cost $113,379,345)		132,831,647

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$721,519	721,519
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	116,379	116,379
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	72,229	72,229
Total Repurchase Agreements
(Cost $910,127)		910,127
Total Investments - 99.8%
(Cost $114,289,472)		$133,741,774
Other Assets & Liabilities, net - 0.2%		263,484
Total Net Assets - 100.0%		$134,005,258

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
plc — Public Limited Company

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 25.9%
Berkshire Hathaway, Inc. — Class B*	17,090	$2,026,190
Assurant, Inc.	23,833	1,581,796
Genworth Financial, Inc. — Class A*	90,880	1,411,366
Hartford Financial Services Group, Inc.	34,213	1,239,537
Unum Group	35,327	1,239,272
American International Group, Inc.	23,196	1,184,156
XL Group plc — Class A	36,672	1,167,636
MetLife, Inc.	21,594	1,164,348
Allstate Corp.	19,800	1,079,892
Loews Corp.	19,546	942,899
Capital One Financial Corp.	11,557	885,382
Morgan Stanley	26,316	825,270
SunTrust Banks, Inc.	21,985	809,267
Bank of America Corp.	48,900	761,373
Goldman Sachs Group, Inc.	4,203	745,024
JPMorgan Chase & Co.	12,529	732,696
Travelers Companies, Inc.	7,970	721,604
PNC Financial Services Group, Inc.	8,853	686,816
ACE Ltd.	6,350	657,416
NASDAQ OMX Group, Inc.	15,685	624,263
Bank of New York Mellon Corp.	17,400	607,956
Hudson City Bancorp, Inc.	53,000	499,790
BB&T Corp.	13,036	486,504
Chubb Corp.	4,460	430,970
Cincinnati Financial Corp.	8,100	424,197
Progressive Corp.	13,700	373,599
Wells Fargo & Co.	8,080	366,832
Aflac, Inc.	5,490	366,732
M&T Bank Corp.	2,800	325,976
Total Financials		24,368,759
Energy - 16.5%
Valero Energy Corp.	33,704	1,698,682
Murphy Oil Corp.	23,880	1,549,334
Phillips 66	18,078	1,394,356
Tesoro Corp.	21,700	1,269,450
Nabors Industries Ltd.	74,458	1,265,041
Hess Corp.	14,811	1,229,313
Rowan Companies plc — Class A*	23,440	828,838
Transocean Ltd.	15,200	751,184
Apache Corp.	7,890	678,067
Ensco plc — Class A	11,470	655,855
Chevron Corp.	4,920	614,557
Denbury Resources, Inc.*	36,900	606,267
Noble Corporation plc	15,800	592,026
Marathon Oil Corp.	15,644	552,233
Baker Hughes, Inc.	9,879	545,914
ConocoPhillips	6,132	433,226
Exxon Mobil Corp.	4,000	404,800
WPX Energy, Inc.*	17,405	354,714
Total Energy		15,423,857
Utilities - 15.3%
NRG Energy, Inc.	45,080	1,294,698
Exelon Corp.	38,060	1,042,464
Entergy Corp.	15,470	978,787
Integrys Energy Group, Inc.	16,327	888,352
Pepco Holdings, Inc.	45,642	873,131
FirstEnergy Corp.	22,480	741,390
AES Corp.	48,400	702,284
Consolidated Edison, Inc.	11,400	630,192
Edison International	13,400	620,420
PG&E Corp.	14,800	596,144
Xcel Energy, Inc.	20,400	569,976
SCANA Corp.	12,100	567,853
Pinnacle West Capital Corp.	10,000	529,200
DTE Energy Co.	7,800	517,842
Public Service Enterprise Group, Inc.	16,140	517,126
PPL Corp.	17,180	516,946
AGL Resources, Inc.	10,900	514,807
Duke Energy Corp.	7,100	489,971
Northeast Utilities	11,500	487,485
TECO Energy, Inc.	25,800	444,792
American Electric Power Company, Inc.	9,300	434,682
CMS Energy Corp.	13,700	366,749
Total Utilities		14,325,291
Consumer Discretionary - 9.5%
Staples, Inc.	79,530	1,263,732
General Motors Co.*	30,900	1,262,882
AutoNation, Inc.*	19,200	954,048
Ford Motor Co.	56,360	869,635
Kohl's Corp.	14,630	830,253
DR Horton, Inc.	33,100	738,792
Target Corp.	11,650	737,096
PulteGroup, Inc.	30,300	617,211
Whirlpool Corp.	3,848	603,597
Carnival Corp.	14,900	598,533
Macy's, Inc.	7,540	402,636
Total Consumer Discretionary		8,878,415
Consumer Staples - 7.5%
Archer-Daniels-Midland Co.	34,460	1,495,564
Tyson Foods, Inc. — Class A	39,123	1,309,056
Kroger Co.	22,070	872,427
Sysco Corp.	21,192	765,031
CVS Caremark Corp.	9,595	686,714
Wal-Mart Stores, Inc.	7,600	598,044
Molson Coors Brewing Co. — Class B	9,498	533,313
Costco Wholesale Corp.	3,700	440,337
ConAgra Foods, Inc.	10,400	350,480
Total Consumer Staples		7,050,966
Health Care - 7.2%
WellPoint, Inc.	19,644	1,814,909
Humana, Inc.	13,396	1,382,735
Aetna, Inc.	14,748	1,011,565
Express Scripts Holding Co.*	10,900	765,616
UnitedHealth Group, Inc.	10,005	753,377
Cardinal Health, Inc.	10,767	719,343
Quest Diagnostics, Inc.	5,400	289,116
Total Health Care		6,736,661
Materials - 5.7%
Alcoa, Inc.	178,201	1,894,276
Allegheny Technologies, Inc.	16,870	601,078

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Materials - 5.7% (continued)
Dow Chemical Co.	10,949	$486,136
International Paper Co.	9,400	460,882
Mosaic Co.	9,700	458,519
Bemis Company, Inc.	10,600	434,176
Freeport-McMoRan Copper & Gold, Inc.	10,500	396,270
Avery Dennison Corp.	6,610	331,756
Nucor Corp.	6,100	325,618
Total Materials		5,388,711
Information Technology - 5.7%
Xerox Corp.	114,672	1,395,558
Jabil Circuit, Inc.	69,346	1,209,394
Hewlett-Packard Co.	42,800	1,197,544
Computer Sciences Corp.	16,100	899,668
Corning, Inc.	33,719	600,873
Total Information Technology		5,303,037
Industrials - 5.0%
L-3 Communications Holdings, Inc.	8,724	932,247
Ryder System, Inc.	12,043	888,533
Jacobs Engineering Group, Inc.*	12,675	798,397
Fluor Corp.	9,810	787,645
Joy Global, Inc.	8,700	508,863
Deere & Co.	4,400	401,852
Stanley Black & Decker, Inc.	4,100	330,829
Total Industrials		4,648,366
Telecommunication Services - 1.3%
Frontier Communications Corp.[1]	142,371	662,025
CenturyLink, Inc.	18,900	601,965
Total Telecommunication Services		1,263,990
Total Common Stocks
(Cost $79,013,597)		93,388,053
	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$193,537	193,537
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	31,217	31,217
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	19,374	19,374
Total Repurchase Agreements
(Cost $244,128)		244,128
SECURITIES LENDING COLLATERAL††,3 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	189,777	189,777
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	27,973	27,973
Total Securities Lending Collateral
(Cost $217,750)		217,750
Total Investments - 100.1%
(Cost $79,475,475)		$93,849,931
Other Assets & Liabilities, net - (0.1)%		(90,371)
Total Net Assets - 100.0%		$93,759,560

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

plc — Public Limited Company

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 87.5%
Information Technology - 16.3%
Apple, Inc.	20,094	$11,274,943
Google, Inc. — Class A*	6,269	7,025,730
Microsoft Corp.	169,660	6,350,374
International Business Machines Corp.	22,796	4,275,846
Oracle Corp.	78,374	2,998,589
Intel Corp.	111,020	2,882,079
QUALCOMM, Inc.	37,731	2,801,528
Cisco Systems, Inc.	119,409	2,680,732
Visa, Inc. — Class A	11,373	2,532,540
Facebook, Inc. — Class A*	36,720	2,007,115
MasterCard, Inc. — Class A	2,312	1,931,584
eBay, Inc.*	26,022	1,428,348
Hewlett-Packard Co.	42,921	1,200,930
Accenture plc — Class A	14,198	1,167,360
EMC Corp.	45,959	1,155,869
Texas Instruments, Inc.	24,445	1,073,380
Automatic Data Processing, Inc.	10,752	868,869
Yahoo!, Inc.*	21,070	852,071
Salesforce.com, Inc.*	12,392	683,914
Cognizant Technology Solutions Corp. — Class A*	6,752	681,817
Adobe Systems, Inc.*	10,383	621,734
Corning, Inc.	32,321	575,961
Micron Technology, Inc.*	23,489	511,121
TE Connectivity Ltd.	9,165	505,083
Intuit, Inc.	6,362	485,548
Applied Materials, Inc.	26,894	475,755
Seagate Technology plc	7,288	409,294
Western Digital Corp.	4,701	394,414
Symantec Corp.	15,545	366,551
Broadcom Corp. — Class A	12,051	357,312
SanDisk Corp.	5,045	355,874
Analog Devices, Inc.	6,947	353,811
Fidelity National Information Services, Inc.	6,502	349,027
Motorola Solutions, Inc.	5,142	347,085
Fiserv, Inc.*	5,756	339,892
Paychex, Inc.	7,259	330,502
Amphenol Corp. — Class A	3,535	315,251
Xerox Corp.	25,845	314,534
NetApp, Inc.	7,614	313,240
Alliance Data Systems Corp.*	1,090	286,594
Xilinx, Inc.	5,991	275,107
Citrix Systems, Inc.*	4,163	263,310
Juniper Networks, Inc.*	11,278	254,544
Autodesk, Inc.*	5,038	253,563
CA, Inc.	7,257	244,198
KLA-Tencor Corp.	3,719	239,727
Linear Technology Corp.	5,231	238,272
Red Hat, Inc.*	4,232	237,161
Altera Corp.	7,174	233,370
Western Union Co.	12,334	212,762
NVIDIA Corp.	12,922	207,010
Microchip Technology, Inc.[1]	4,432	198,332
Lam Research Corp.*	3,627	197,490
Akamai Technologies, Inc.*	4,000	188,720
Computer Sciences Corp.	3,288	183,733
VeriSign, Inc.*	2,877	171,987
Harris Corp.	2,387	166,636
Teradata Corp.*	3,645	165,811
Electronic Arts, Inc.*	6,904	158,378
F5 Networks, Inc.*	1,733	157,460
LSI Corp.	12,170	134,113
Total System Services, Inc.	3,730	124,134
FLIR Systems, Inc.	3,164	95,236
First Solar, Inc.*	1,579	86,277
Jabil Circuit, Inc.	4,133	72,080
Total Information Technology		68,641,612
Financials - 14.2%
JPMorgan Chase & Co.	83,956	4,909,746
Wells Fargo & Co.	107,056	4,860,343
Berkshire Hathaway, Inc. — Class B*	40,201	4,766,231
Bank of America Corp.	238,212	3,708,961
Citigroup, Inc.	67,737	3,529,775
American Express Co.	20,576	1,866,861
American International Group, Inc.	32,883	1,678,677
Goldman Sachs Group, Inc.	9,409	1,667,839
U.S. Bancorp	40,788	1,647,835
MetLife, Inc.	25,037	1,349,994
Simon Property Group, Inc.	6,931	1,054,621
Capital One Financial Corp.	12,876	986,430
Morgan Stanley	30,942	970,341
Prudential Financial, Inc.	10,340	953,555
PNC Financial Services Group, Inc.	11,884	921,960
BlackRock, Inc. — Class A	2,836	897,510
Bank of New York Mellon Corp.	25,650	896,211
ACE Ltd.	7,595	786,310
Travelers Companies, Inc.	8,131	736,181
State Street Corp.	9,804	719,516
American Tower Corp. — Class A	8,814	703,533
Aflac, Inc.	10,407	695,188
Charles Schwab Corp.	25,914	673,764
Discover Financial Services	10,698	598,553
Marsh & McLennan Companies, Inc.	12,256	592,701
BB&T Corp.	15,743	587,529
IntercontinentalExchange Group, Inc.	2,565	576,919
Aon plc	6,723	563,992
Allstate Corp.	10,158	554,017
CME Group, Inc. — Class A	7,041	552,437
Chubb Corp.	5,623	543,350
Franklin Resources, Inc.	9,017	520,551
Ameriprise Financial, Inc.	4,345	499,892
T. Rowe Price Group, Inc.	5,825	487,960
Public Storage	3,228	485,880
McGraw Hill Financial, Inc.	6,048	472,954
SunTrust Banks, Inc.	11,955	440,064
Fifth Third Bancorp	19,717	414,649
Prologis, Inc.	11,138	411,549
Weyerhaeuser Co.	13,015	410,884
Equity Residential	7,486	388,298

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Financials - 14.2% (continued)
Ventas, Inc.	6,569	$376,272
HCP, Inc.	10,185	369,919
Hartford Financial Services Group, Inc.	9,985	361,757
Invesco Ltd.	9,900	360,360
Health Care REIT, Inc.	6,444	345,205
Vornado Realty Trust	3,885	344,949
Boston Properties, Inc.	3,409	342,161
M&T Bank Corp.	2,905	338,200
Progressive Corp.	12,328	336,185
Moody's Corp.	4,227	331,693
Loews Corp.	6,831	329,527
Host Hotels & Resorts, Inc.	16,885	328,244
AvalonBay Communities, Inc.	2,716	321,113
Northern Trust Corp.	5,017	310,502
Regions Financial Corp.	30,766	304,276
Lincoln National Corp.	5,859	302,442
Principal Financial Group, Inc.	6,114	301,481
KeyCorp	20,026	268,749
SLM Corp.	9,743	256,046
General Growth Properties, Inc.	12,006	240,960
Unum Group	5,833	204,622
XL Group plc — Class A	6,316	201,101
Leucadia National Corp.	7,002	198,437
Comerica, Inc.	4,085	194,201
Macerich Co.	3,139	184,856
Plum Creek Timber Company, Inc.	3,948	183,621
Kimco Realty Corp.	9,150	180,713
Huntington Bancshares, Inc.	18,548	178,988
Cincinnati Financial Corp.	3,290	172,297
Genworth Financial, Inc. — Class A*	11,039	171,436
CBRE Group, Inc. — Class A*	6,214	163,428
Torchmark Corp.	2,019	157,785
E*TRADE Financial Corp.*	6,414	125,971
Zions Bancorporation	4,123	123,525
Assurant, Inc.	1,624	107,785
People's United Financial, Inc.	7,098	107,322
Legg Mason, Inc.	2,371	103,091
NASDAQ OMX Group, Inc.	2,581	102,724
Hudson City Bancorp, Inc.	10,621	100,156
Apartment Investment & Management Co. — Class A	3,259	84,441
Total Financials		59,600,102
Health Care - 11.3%
Johnson & Johnson	63,013	5,771,360
Pfizer, Inc.	144,745	4,433,539
Merck & Company, Inc.	65,257	3,266,113
Gilead Sciences, Inc.*	34,240	2,573,135
Bristol-Myers Squibb Co.	36,773	1,954,485
Amgen, Inc.	16,842	1,922,683
AbbVie, Inc.	35,528	1,876,234
UnitedHealth Group, Inc.	22,484	1,693,045
Celgene Corp.*	9,207	1,555,615
Biogen Idec, Inc.*	5,275	1,475,681
Abbott Laboratories	34,532	1,323,612
Medtronic, Inc.	22,297	1,279,626
Express Scripts Holding Co.*	17,996	1,264,039
Eli Lilly & Co.	22,143	1,129,293
Thermo Fisher Scientific, Inc.	8,069	898,483
Baxter International, Inc.	12,120	842,946
McKesson Corp.	5,127	827,498
Allergan, Inc.	6,633	736,794
Covidien plc	10,273	699,591
Actavis plc*	3,891	653,688
WellPoint, Inc.	6,598	609,589
Alexion Pharmaceuticals, Inc.*	4,383	583,202
Aetna, Inc.	8,208	562,987
Cigna Corp.	6,173	540,014
Cardinal Health, Inc.	7,621	509,159
Stryker Corp.	6,592	495,323
Regeneron Pharmaceuticals, Inc.*	1,749	481,395
Becton Dickinson and Co.	4,335	478,974
Perrigo Company plc	2,972	456,083
Agilent Technologies, Inc.	7,388	422,520
St. Jude Medical, Inc.	6,512	403,418
Vertex Pharmaceuticals, Inc.*	5,220	387,846
Mylan, Inc.*	8,550	371,070
Cerner Corp.*	6,593	367,494
Zoetis, Inc.	11,167	365,049
AmerisourceBergen Corp. — Class A	5,137	361,182
Humana, Inc.	3,482	359,412
Boston Scientific Corp.*	29,820	358,436
Zimmer Holdings, Inc.	3,816	355,613
Intuitive Surgical, Inc.*	850	326,468
Forest Laboratories, Inc.*	5,290	317,559
Life Technologies Corp.*	3,854	292,133
DaVita HealthCare Partners, Inc.*	3,942	249,805
CR Bard, Inc.	1,740	233,056
Waters Corp.*	1,905	190,500
CareFusion Corp.*	4,720	187,950
Varian Medical Systems, Inc.*	2,361	183,426
Laboratory Corporation of America Holdings*	1,952	178,354
Quest Diagnostics, Inc.	3,248	173,898
Edwards Lifesciences Corp.*	2,443	160,652
DENTSPLY International, Inc.	3,184	154,360
Hospira, Inc.*	3,705	152,942
PerkinElmer, Inc.	2,507	103,364
Tenet Healthcare Corp.*	2,216	93,338
Patterson Companies, Inc.	1,859	76,591
Total Health Care		47,720,622
Consumer Discretionary - 11.0%
Amazon.com, Inc.*	8,279	3,301,583
Comcast Corp. — Class A	58,201	3,024,416
Walt Disney Co.	36,499	2,788,523
Home Depot, Inc.	31,451	2,589,676
McDonald's Corp.	22,222	2,156,202
Twenty-First Century Fox, Inc. — Class A	43,826	1,541,799
Time Warner, Inc.	20,206	1,408,762
Ford Motor Co.	88,093	1,359,275
Priceline.com, Inc.*	1,149	1,335,598
Starbucks Corp.	16,832	1,319,460
NIKE, Inc. — Class B	16,688	1,312,344
Lowe's Companies, Inc.	23,357	1,157,339
General Motors Co.*	25,433	1,039,447

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Consumer Discretionary - 11.0% (continued)
TJX Companies, Inc.	15,884	$1,012,288
Target Corp.	14,114	892,992
Time Warner Cable, Inc.	6,296	853,108
CBS Corp. — Class B	12,464	794,455
Viacom, Inc. — Class B	9,064	791,650
Johnson Controls, Inc.	15,298	784,788
DIRECTV*	10,913	753,979
Yum! Brands, Inc.	9,946	752,017
VF Corp.	7,860	489,993
Netflix, Inc.*	1,325	487,825
Discovery Communications, Inc. — Class A*	5,040	455,717
Macy's, Inc.	8,229	439,428
Omnicom Group, Inc.	5,748	427,479
Dollar General Corp.*	6,580	396,906
Carnival Corp.	9,783	392,983
Bed Bath & Beyond, Inc.*	4,796	385,119
Delphi Automotive plc	6,254	376,053
Chipotle Mexican Grill, Inc. — Class A*	689	367,085
AutoZone, Inc.*	760	363,234
Ross Stores, Inc.	4,839	362,586
Mattel, Inc.	7,558	359,609
Coach, Inc.	6,264	351,599
Wynn Resorts Ltd.	1,801	349,773
Harley-Davidson, Inc.	4,938	341,907
Starwood Hotels & Resorts Worldwide, Inc.	4,277	339,808
L Brands, Inc.	5,445	336,773
Michael Kors Holdings Ltd.*	4,007	325,328
O'Reilly Automotive, Inc.*	2,397	308,518
Genuine Parts Co.	3,447	286,756
Whirlpool Corp.	1,753	274,976
BorgWarner, Inc.	4,741	265,069
Dollar Tree, Inc.*	4,647	262,184
Kohl's Corp.	4,496	255,148
PVH Corp.	1,822	247,828
Marriott International, Inc. — Class A	5,017	247,639
Best Buy Company, Inc.	6,101	243,308
Ralph Lauren Corp. — Class A	1,332	235,191
CarMax, Inc.*	4,988	234,536
Staples, Inc.	14,751	234,394
The Gap, Inc.	5,916	231,197
Tiffany & Co.	2,457	227,960
Wyndham Worldwide Corp.	2,910	214,438
Scripps Networks Interactive, Inc. — Class A	2,447	211,445
Newell Rubbermaid, Inc.	6,414	207,878
TripAdvisor, Inc.*	2,475	205,004
Mohawk Industries, Inc.*	1,360	202,504
News Corp. — Class A*	11,118	200,346
Nordstrom, Inc.	3,196	197,513
H&R Block, Inc.	6,103	177,231
PetSmart, Inc.	2,317	168,562
Interpublic Group of Companies, Inc.	9,296	164,539
Expedia, Inc.	2,300	160,218
Darden Restaurants, Inc.	2,912	158,325
PulteGroup, Inc.	7,699	156,828
Gannett Company, Inc.	5,090	150,562
Lennar Corp. — Class A	3,730	147,559
Hasbro, Inc.	2,579	141,871
DR Horton, Inc.	6,347	141,665
Family Dollar Stores, Inc.	2,156	140,075
Fossil Group, Inc.*	1,097	131,574
Goodyear Tire & Rubber Co.	5,511	131,437
GameStop Corp. — Class A	2,611	128,618
Garmin Ltd.	2,747	126,966
Harman International Industries, Inc.	1,509	123,512
International Game Technology	5,559	100,951
Leggett & Platt, Inc.	3,154	97,585
Urban Outfitters, Inc.*	2,433	90,264
Cablevision Systems Corp. — Class A	4,781	85,723
AutoNation, Inc.*	1,446	71,852
Graham Holdings Co. — Class B	97	64,342
Total Consumer Discretionary		46,172,997
Industrials - 9.6%
General Electric Co.	225,956	6,333,546
United Technologies Corp.	18,853	2,145,471
Boeing Co.	15,440	2,107,406
3M Co.	14,285	2,003,471
Union Pacific Corp.	10,286	1,728,048
United Parcel Service, Inc. — Class B	15,965	1,677,602
Honeywell International, Inc.	17,524	1,601,168
Caterpillar, Inc.	14,212	1,290,592
Emerson Electric Co.	15,722	1,103,369
Danaher Corp.	13,391	1,033,786
FedEx Corp.	6,643	955,064
Lockheed Martin Corp.	6,009	893,298
Precision Castparts Corp.	3,244	873,609
Eaton Corporation plc	10,597	806,644
Deere & Co.	8,550	780,872
Illinois Tool Works, Inc.	9,119	766,726
General Dynamics Corp.	7,477	714,427
CSX Corp.	22,639	651,324
Raytheon Co.	7,135	647,145
Norfolk Southern Corp.	6,899	640,434
Northrop Grumman Corp.	4,958	568,236
Cummins, Inc.	3,892	548,655
Delta Air Lines, Inc.	19,107	524,870
PACCAR, Inc.	7,908	467,916
Waste Management, Inc.	9,745	437,259
Parker Hannifin Corp.	3,333	428,757
Tyco International Ltd.	10,388	426,324
Ingersoll-Rand plc	5,984	368,614
Dover Corp.	3,805	367,335
Rockwell Automation, Inc.	3,097	365,942
WW Grainger, Inc.	1,380	352,480
Pentair Ltd.	4,449	345,554
Roper Industries, Inc.	2,213	306,899
Kansas City Southern	2,461	304,746
Southwest Airlines Co.	15,560	293,150

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Industrials - 9.6% (continued)
Fluor Corp.	3,647	$292,817
Fastenal Co.	6,097	289,668
AMETEK, Inc.	5,470	288,105
Stanley Black & Decker, Inc.	3,467	279,752
Nielsen Holdings N.V.	5,648	259,187
Flowserve Corp.	3,115	245,555
Textron, Inc.	6,276	230,706
Rockwell Collins, Inc.	3,018	223,091
Stericycle, Inc.*	1,914	222,349
L-3 Communications Holdings, Inc.	1,979	211,476
Pall Corp.	2,474	211,156
Expeditors International of Washington, Inc.	4,591	203,152
Republic Services, Inc. — Class A	6,032	200,262
CH Robinson Worldwide, Inc.	3,387	197,598
Equifax, Inc.	2,713	187,441
Jacobs Engineering Group, Inc.*	2,937	185,002
Masco Corp.	7,973	181,545
ADT Corp.	4,466	180,739
Quanta Services, Inc.*	4,820	152,119
Xylem, Inc.	4,120	142,552
Snap-on, Inc.	1,299	142,266
Joy Global, Inc.	2,374	138,855
Cintas Corp.	2,249	134,018
Robert Half International, Inc.	3,095	129,959
Iron Mountain, Inc.	3,801	115,360
Pitney Bowes, Inc.	4,506	104,990
Dun & Bradstreet Corp.	852	104,583
Allegion plc*	1,995	88,174
Ryder System, Inc.	1,171	86,396
Total Industrials		40,289,612
Energy - 9.0%
Exxon Mobil Corp.	97,564	9,873,477
Chevron Corp.	42,951	5,365,009
Schlumberger Ltd.	29,412	2,650,315
ConocoPhillips	27,357	1,932,772
Occidental Petroleum Corp.	18,002	1,711,990
Phillips 66	13,390	1,032,770
EOG Resources, Inc.	6,093	1,022,648
Halliburton Co.	18,941	961,256
Anadarko Petroleum Corp.	11,240	891,557
Apache Corp.	8,916	766,241
National Oilwell Varco, Inc.	9,561	760,386
Marathon Petroleum Corp.	6,723	616,701
Valero Energy Corp.	12,050	607,320
Williams Companies, Inc.	15,263	588,694
Pioneer Natural Resources Co.	3,184	586,079
Marathon Oil Corp.	15,558	549,197
Baker Hughes, Inc.	9,899	547,019
Noble Energy, Inc.	8,024	546,515
Kinder Morgan, Inc.	15,037	541,332
Spectra Energy Corp.	14,964	533,018
Devon Energy Corp.	8,523	527,318
Hess Corp.	6,353	527,299
Transocean Ltd.	7,570	374,110
Cabot Oil & Gas Corp.	9,406	364,577
Cameron International Corp.*	5,312	316,223
Southwestern Energy Co.*	7,832	308,033
Range Resources Corp.	3,650	307,732
Chesapeake Energy Corp.	11,289	306,383
Equities Corp.	3,366	302,199
Ensco plc — Class A	5,217	298,308
FMC Technologies, Inc.*	5,284	275,878
Murphy Oil Corp.	3,925	254,654
Noble Corporation plc	5,659	212,043
Helmerich & Payne, Inc.	2,393	201,203
CONSOL Energy, Inc.	5,113	194,498
Tesoro Corp.	2,967	173,570
Denbury Resources, Inc.*	8,189	134,545
QEP Resources, Inc.	4,004	122,723
Peabody Energy Corp.	6,026	117,688
Nabors Industries Ltd.	5,801	98,559
Rowan Companies plc — Class A*	2,775	98,124
WPX Energy, Inc.*	4,482	91,343
Diamond Offshore Drilling, Inc.	1,549	88,169
Newfield Exploration Co.*	3,036	74,777
Total Energy		37,854,252
Consumer Staples - 8.5%
Procter & Gamble Co.	60,708	4,942,239
Coca-Cola Co.	84,816	3,503,750
Philip Morris International, Inc.	35,782	3,117,687
Wal-Mart Stores, Inc.	36,133	2,843,305
PepsiCo, Inc.	34,251	2,840,778
CVS Caremark Corp.	26,583	1,902,545
Altria Group, Inc.	44,667	1,714,766
Mondelez International, Inc. — Class A	39,168	1,382,631
Colgate-Palmolive Co.	19,630	1,280,072
Costco Wholesale Corp.	9,758	1,161,300
Walgreen Co.	19,447	1,117,036
Kimberly-Clark Corp.	8,523	890,313
Kraft Foods Group, Inc.	13,308	717,568
General Mills, Inc.	14,165	706,975
Archer-Daniels-Midland Co.	14,695	637,763
Whole Foods Market, Inc.	8,311	480,624
Sysco Corp.	12,989	468,903
Kroger Co.	11,622	459,418
Estee Lauder Companies, Inc. — Class A	5,718	430,680
Lorillard, Inc.	8,227	416,944
Mead Johnson Nutrition Co. — Class A	4,511	377,841
Kellogg Co.	5,743	350,725
Reynolds American, Inc.	7,001	349,980
Hershey Co.	3,346	325,332
ConAgra Foods, Inc.	9,422	317,521
Brown-Forman Corp. — Class B	3,619	273,488
Clorox Co.	2,882	267,334
Constellation Brands, Inc. — Class A*	3,717	261,602
Beam, Inc.	3,640	247,738
JM Smucker Co.	2,348	243,300
Coca-Cola Enterprises, Inc.	5,393	237,993
Dr Pepper Snapple Group, Inc.	4,481	218,314
Monster Beverage Corp.*	3,030	205,343
McCormick & Company, Inc.	2,949	203,245
Tyson Foods, Inc. — Class A	6,066	202,968

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Consumer Staples - 8.5% (continued)
Molson Coors Brewing Co. — Class B	3,529	$198,153
Safeway, Inc.	5,510	179,461
Campbell Soup Co.	4,008	173,466
Avon Products, Inc.	9,688	166,827
Hormel Foods Corp.	3,006	135,781
Total Consumer Staples		35,951,709
Materials - 3.1%
Monsanto Co.	11,744	1,368,763
EI du Pont de Nemours & Co.	20,683	1,343,774
Dow Chemical Co.	27,086	1,202,618
Freeport-McMoRan Copper & Gold, Inc.	23,186	875,040
Praxair, Inc.	6,574	854,818
LyondellBasell Industries N.V. — Class A	9,756	783,211
Ecolab, Inc.	6,056	631,459
PPG Industries, Inc.	3,172	601,602
Air Products & Chemicals, Inc.	4,718	527,378
International Paper Co.	9,908	485,789
Nucor Corp.	7,106	379,318
Mosaic Co.	7,611	359,772
Sherwin-Williams Co.	1,924	353,054
CF Industries Holdings, Inc.	1,279	298,058
Eastman Chemical Co.	3,438	277,447
Newmont Mining Corp.	11,119	256,071
Alcoa, Inc.	23,888	253,929
Sigma-Aldrich Corp.	2,673	251,289
FMC Corp.	2,976	224,569
Vulcan Materials Co.	2,902	172,437
Ball Corp.	3,230	166,861
Airgas, Inc.	1,477	165,202
International Flavors & Fragrances, Inc.	1,820	156,484
Sealed Air Corp.	4,377	149,037
MeadWestvaco Corp.	3,971	146,649
Owens-Illinois, Inc.*	3,684	131,814
Avery Dennison Corp.	2,158	108,310
United States Steel Corp.	3,231	95,315
Bemis Company, Inc.	2,299	94,167
Cliffs Natural Resources, Inc.	3,420	89,638
Allegheny Technologies, Inc.	2,408	85,797
Total Materials		12,889,670
Utilities - 2.5%
Duke Energy Corp.	15,767	1,088,082
Dominion Resources, Inc.	12,964	838,641
NextEra Energy, Inc.	9,618	823,493
Southern Co.	19,693	809,579
Exelon Corp.	19,138	524,190
American Electric Power Company, Inc.	10,883	508,671
Sempra Energy	5,076	455,622
PPL Corp.	14,076	423,547
PG&E Corp.	10,030	404,008
Public Service Enterprise Group, Inc.	11,298	361,988
Consolidated Edison, Inc.	6,541	361,586
Edison International	7,276	336,879
Xcel Energy, Inc.	11,114	310,525
FirstEnergy Corp.	9,341	308,066
Northeast Utilities	7,037	298,298
ONEOK, Inc.	4,607	286,463
DTE Energy Co.	3,950	262,241
Entergy Corp.	3,982	251,941
NiSource, Inc.	7,001	230,193
CenterPoint Energy, Inc.	9,573	221,902
AES Corp.	14,664	212,774
Wisconsin Energy Corp.	5,059	209,139
NRG Energy, Inc.	7,219	207,330
Ameren Corp.	5,419	195,951
CMS Energy Corp.	5,941	159,041
SCANA Corp.	3,134	147,079
Pinnacle West Capital Corp.	2,454	129,866
AGL Resources, Inc.	2,653	125,301
Pepco Holdings, Inc.	5,578	106,707
Integrys Energy Group, Inc.	1,784	97,067
TECO Energy, Inc.	4,562	78,649
Total Utilities		10,774,819
Telecommunication Services - 2.0%
AT&T, Inc.	117,653	4,136,678
Verizon Communications, Inc.	63,913	3,140,685
Crown Castle International Corp.*	7,464	548,082
CenturyLink, Inc.	13,201	420,452
Windstream Holdings, Inc.[1]	13,312	106,230
Frontier Communications Corp.[1]	22,323	103,802
Total Telecommunication Services		8,455,929
Total Common Stocks
(Cost $262,712,509)		368,351,324
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.1%
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[3]	$459,296	459,296
Total Repurchase Agreement
(Cost $459,296)		459,296
SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	202,915	202,915
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	29,910	29,910
Total Securities Lending Collateral
(Cost $232,825)		232,825
Total Investments - 87.7%
(Cost $263,404,630)		$369,043,445
Other Assets & Liabilities, net - 12.3%		51,630,566
Total Net Assets - 100.0%		$420,674,011

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $19,456,838)	211	$443,394

Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2014 S&P 500 Index Swap, Terminating 01/28/14[5] (Notional Value $18,060,811)	9,771	$74,037

Barclays Bank plc January 2014 S&P 500 Index Swap, Terminating 01/31/14[5] (Notional Value $10,683,490)	5,780	40,804
Goldman Sachs International January 2014 S&P 500 Index Swap, Terminating 01/28/14[5] (Notional Value $3,638,452)	1,969	13,383
(Total Notional Value $32,382,753)		$128,224

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Industrials - 21.4%
AO Smith Corp.	107,400	$5,793,156
Trinity Industries, Inc.	100,800	5,495,617
Corporate Executive Board Co.	62,600	4,847,118
Kirby Corp.*	46,600	4,625,050
B/E Aerospace, Inc.*	52,300	4,551,669
United Rentals, Inc.*	52,100	4,061,195
Wabtec Corp.	52,160	3,873,923
Terex Corp.	84,800	3,560,752
Towers Watson & Co. — Class A	25,200	3,215,772
Old Dominion Freight Line, Inc.*	58,100	3,080,462
Alaska Air Group, Inc.	38,165	2,800,166
Graco, Inc.	33,700	2,632,644
Fortune Brands Home & Security, Inc.	51,400	2,348,980
HNI Corp.	58,000	2,252,140
Genesee & Wyoming, Inc. — Class A*	23,300	2,237,965
Lincoln Electric Holdings, Inc.	28,300	2,018,922
Copart, Inc.*	50,574	1,853,537
IDEX Corp.	21,200	1,565,620
Deluxe Corp.	27,400	1,430,006
J.B. Hunt Transport Services, Inc.	17,700	1,368,210
Total Industrials		63,612,904
Consumer Discretionary - 20.2%
Tempur Sealy International, Inc.*	105,900	5,714,364
Deckers Outdoor Corp.*	61,400	5,185,844
Wendy's Co.	569,200	4,963,424
Toll Brothers, Inc.*	128,700	4,761,900
Bally Technologies, Inc.*	55,800	4,377,510
Polaris Industries, Inc.	29,033	4,228,366
Under Armour, Inc. — Class A*	46,820	4,087,386
LKQ Corp.*	115,170	3,789,093
Jarden Corp.*	49,700	3,049,095
Tractor Supply Co.	37,208	2,886,597
Gentex Corp.	80,666	2,661,171
Brinker International, Inc.	51,600	2,391,144
Scientific Games Corp. — Class A*	133,500	2,260,155
Hanesbrands, Inc.	31,000	2,178,370
Brunswick Corp.	47,100	2,169,426
Sotheby's	30,900	1,643,880
Domino's Pizza, Inc.	20,200	1,406,930
DreamWorks Animation SKG, Inc. — Class A*	38,300	1,359,650
Carter's, Inc.	17,500	1,256,325
Total Consumer Discretionary		60,370,630
Financials - 18.6%
Synovus Financial Corp.	1,981,600	7,133,760
BancorpSouth, Inc.	230,200	5,851,684
Cathay General Bancorp	196,007	5,239,267
SVB Financial Group*	49,100	5,148,626
Old Republic International Corp.	294,700	5,089,469
Associated Banc-Corp.	244,500	4,254,300
Waddell & Reed Financial, Inc. — Class A	51,700	3,366,704
Washington Federal, Inc.	121,797	2,836,652
Signature Bank*	25,701	2,760,801
CBOE Holdings, Inc.	50,900	2,644,764
Affiliated Managers Group, Inc.*	11,200	2,429,056
City National Corp.	26,708	2,115,808
MSCI, Inc. — Class A*	47,100	2,059,212
East West Bancorp, Inc.	50,500	1,765,985
Alexander & Baldwin, Inc.	36,700	1,531,491
Omega Healthcare Investors, Inc.	41,500	1,236,700
Total Financials		55,464,279
Information Technology - 15.4%
3D Systems Corp.*,1	77,300	7,183,489
PTC, Inc.*	97,200	3,439,908
Mentor Graphics Corp.	140,300	3,377,021
ACI Worldwide, Inc.*	49,279	3,203,135
WEX, Inc.*	31,469	3,116,375
Concur Technologies, Inc.*	24,070	2,483,543
Cree, Inc.*	38,700	2,421,459
NeuStar, Inc. — Class A*	47,876	2,387,097
CoreLogic, Inc.*	64,000	2,273,920
Ciena Corp.*	87,800	2,101,054
ValueClick, Inc.*	89,100	2,082,267
Advent Software, Inc.	55,200	1,931,448
Fair Isaac Corp.	30,100	1,891,484
Acxiom Corp.*	48,100	1,778,738
CommVault Systems, Inc.*	21,600	1,617,408
Trimble Navigation Ltd.*	45,994	1,595,992
Global Payments, Inc.	24,300	1,579,257
Broadridge Financial Solutions, Inc.	36,100	1,426,672
Total Information Technology		45,890,267
Health Care - 9.3%
Salix Pharmaceuticals Ltd.*	73,700	6,628,578
United Therapeutics Corp.*	55,552	6,281,820
Endo Health Solutions, Inc.*	80,900	5,457,514
Universal Health Services, Inc. — Class B	43,700	3,551,062
Cubist Pharmaceuticals, Inc.*	33,600	2,314,032
Charles River Laboratories International, Inc.*	33,400	1,771,536
Covance, Inc.*	19,500	1,717,170
Total Health Care		27,721,712
Energy - 8.4%
Patterson-UTI Energy, Inc.	211,000	5,342,520
SM Energy Co.	58,000	4,820,380
Rosetta Resources, Inc.*	65,300	3,137,012
Oil States International, Inc.*	30,600	3,112,632
Oceaneering International, Inc.	36,100	2,847,568
CARBO Ceramics, Inc.	18,800	2,190,764
Dril-Quip, Inc.*	16,800	1,846,824
Gulfport Energy Corp.*	27,700	1,749,255
Total Energy		25,046,955
Consumer Staples - 3.6%
Green Mountain Coffee Roasters, Inc.*	81,300	6,144,654
Hain Celestial Group, Inc.*	26,500	2,405,670
SUPERVALU, Inc.*	313,300	2,283,957
Total Consumer Staples		10,834,281
Materials - 2.7%
Worthington Industries, Inc.	72,749	3,061,278

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Materials - 2.7% (continued)
Packaging Corporation of America	39,400	$2,493,232
Eagle Materials, Inc.	31,200	2,415,816
Total Materials		7,970,326
Total Common Stocks
(Cost $239,938,524)		296,911,354
	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$1,480,904	1,480,904
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	238,865	238,865
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	148,249	148,249
Total Repurchase Agreements
(Cost $1,868,018)		1,868,018

SECURITIES LENDING COLLATERAL††,3 - 1.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	4,743,420	4,743,420
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	699,180	699,180
Total Securities Lending Collateral
(Cost $5,442,600)		5,442,600
Total Investments - 102.0%
(Cost $247,249,142)		$304,221,972
Other Assets & Liabilities, net - (2.0)%		(6,023,505)
Total Net Assets - 100.0%		$298,198,467

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 20.4%
Reinsurance Group of America, Inc. — Class A	3,003	$232,462
First American Financial Corp.	6,620	186,685
Hanover Insurance Group, Inc.	3,030	180,921
Kemper Corp.	3,651	149,254
Protective Life Corp.	2,939	148,889
Aspen Insurance Holdings Ltd.	3,516	145,246
Fidelity National Financial, Inc. — Class A	3,870	125,582
American Financial Group, Inc.	2,127	122,771
Alleghany Corp.*	290	115,988
WR Berkley Corp.	2,548	110,558
Everest Re Group Ltd.	707	110,200
StanCorp Financial Group, Inc.	1,562	103,483
First Niagara Financial Group, Inc.	9,156	97,236
HCC Insurance Holdings, Inc.	1,760	81,206
Mercury General Corp.	1,440	71,582
Astoria Financial Corp.	4,942	68,348
Apollo Investment Corp.	7,901	67,000
Hancock Holding Co.	1,480	54,286
International Bancshares Corp.	1,927	50,854
Janus Capital Group, Inc.	4,051	50,111
Fulton Financial Corp.	3,830	50,096
Valley National Bancorp	4,200	42,504
New York Community Bancorp, Inc.	2,521	42,479
Total Financials		2,407,741
Information Technology - 17.0%
ManTech International Corp. — Class A	8,907	266,587
Ingram Micro, Inc. — Class A*	11,116	260,780
Tech Data Corp.*	5,011	258,567
Avnet, Inc.	5,314	234,401
Arrow Electronics, Inc.*	4,095	222,154
Leidos Holdings, Inc.	3,780	175,732
Vishay Intertechnology, Inc.*	11,566	153,365
Science Applications International Corp.	3,900	128,973
Lexmark International, Inc. — Class A	3,540	125,741
Convergys Corp.	3,240	68,202
Fairchild Semiconductor International, Inc. — Class A*	4,510	60,209
Itron, Inc.*	1,300	53,859
Total Information Technology		2,008,570
Industrials - 15.8%
URS Corp.	5,047	267,440
AECOM Technology Corp.*	7,304	214,957
JetBlue Airways Corp.*	21,212	181,363
AGCO Corp.	2,675	158,332
Manpowergroup, Inc.	1,595	136,947
Oshkosh Corp.	2,429	122,373
Brink's Co.	3,520	120,173
Granite Construction, Inc.	3,390	118,582
Exelis, Inc.	4,761	90,744
KBR, Inc.	2,708	86,358
Triumph Group, Inc.	980	74,549
Regal-Beloit Corp.	920	67,822
Esterline Technologies Corp.*	660	67,294
Matson, Inc.	2,260	59,009
UTI Worldwide, Inc.	2,701	47,430
Werner Enterprises, Inc.	1,870	46,245
Total Industrials		1,859,618
Consumer Discretionary - 11.4%
Rent-A-Center, Inc. — Class A	4,430	147,696
Big Lots, Inc.*	4,460	144,013
Valassis Communications, Inc.	4,093	140,185
MDC Holdings, Inc.	4,240	136,698
CST Brands, Inc.	3,340	122,645
Murphy USA, Inc.*	2,830	117,615
Abercrombie & Fitch Co. — Class A	3,480	114,527
Ascena Retail Group, Inc.*	3,490	73,848
Aaron's, Inc.	2,310	67,914
Apollo Education Group, Inc. — Class A*	2,420	66,114
Foot Locker, Inc.	1,350	55,944
JC Penney Company, Inc.*,1	6,030	55,175
ANN, Inc.*	1,430	52,281
DeVry Education Group, Inc.	1,370	48,635
Total Consumer Discretionary		1,343,290
Materials - 8.2%
Domtar Corp.	1,880	177,359
Commercial Metals Co.	7,453	151,519
Steel Dynamics, Inc.	6,570	128,378
Reliance Steel & Aluminum Co.	1,689	128,094
Greif, Inc. — Class A	2,007	105,167
Ashland, Inc.	1,030	99,952
Olin Corp.	3,400	98,090
Cabot Corp.	1,491	76,637
Total Materials		965,196
Health Care - 6.9%
Community Health Systems, Inc.*	4,778	187,631
Health Net, Inc.*	6,299	186,892
LifePoint Hospitals, Inc.*	3,040	160,634
WellCare Health Plans, Inc.*	2,070	145,769
Owens & Minor, Inc.	3,525	128,874
Total Health Care		809,800
Energy - 6.7%
HollyFrontier Corp.	3,730	185,344
World Fuel Services Corp.	4,187	180,711
Superior Energy Services, Inc.*	6,472	172,220
Alpha Natural Resources, Inc.*	12,580	89,821
Tidewater, Inc.	1,472	87,245
Unit Corp.*	1,364	70,410
Total Energy		785,751
Utilities - 5.8%
Great Plains Energy, Inc.	4,424	107,238
UGI Corp.	2,534	105,059
PNM Resources, Inc.	4,170	100,580
Hawaiian Electric Industries, Inc.	3,850	100,331
Westar Energy, Inc.	2,310	74,313
WGL Holdings, Inc.	1,850	74,111
Atmos Energy Corp.	1,587	72,082
IDACORP, Inc.	980	50,803
Total Utilities		684,517

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer Staples - 5.8%
Universal Corp.	4,104	$224,079
Dean Foods Co.*	8,640	148,522
Harris Teeter Supermarkets, Inc.	2,140	105,609
United Natural Foods, Inc.*	1,000	75,390
Ingredion, Inc.	1,040	71,198
Post Holdings, Inc.*	1,190	58,631
Total Consumer Staples		683,429
Telecommunication Services - 1.6%
Telephone & Data Systems, Inc.	7,269	187,395
Total Common Stocks
(Cost $9,188,594)		11,735,307

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$72,730	72,730
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	11,731	11,731
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	7,281	7,281
Total Repurchase Agreements
(Cost $91,742)		91,742
SECURITIES LENDING COLLATERAL††,3 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	16,123	16,123
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	2,377	2,377
Total Securities Lending Collateral
(Cost $18,500)		18,500
Total Investments - 100.6%
(Cost $9,298,836)		$11,845,549
Other Assets & Liabilities, net - (0.6)%		(76,061)
Total Net Assets - 100.0%		$11,769,488

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 23.3%
HCI Group, Inc.	19,400	$1,037,900
MB Financial, Inc.	29,800	956,282
United Community Banks, Inc.*	45,200	802,300
Umpqua Holdings Corp.	41,900	801,966
Forestar Group, Inc.*	37,300	793,371
BBCN Bancorp, Inc.	42,883	711,429
Virtus Investment Partners, Inc.*	3,520	704,176
PrivateBancorp, Inc. — Class A	24,081	696,663
Employers Holdings, Inc.	20,900	661,485
Home BancShares, Inc.	17,490	653,252
Encore Capital Group, Inc.*	12,110	608,648
Portfolio Recovery Associates, Inc.*	11,302	597,198
First Midwest Bancorp, Inc.	33,600	589,008
Pinnacle Financial Partners, Inc.	17,972	584,629
HFF, Inc. — Class A*	21,638	580,980
CoreSite Realty Corp.	17,630	567,510
PacWest Bancorp[1]	13,281	560,724
Oritani Financial Corp.	33,793	542,377
MarketAxess Holdings, Inc.	8,010	535,629
BofI Holding, Inc.*	6,783	531,991
Sabra Health Care REIT, Inc.	19,390	506,855
Wilshire Bancorp, Inc.	44,281	483,991
Bank of the Ozarks, Inc.	7,973	451,192
Boston Private Financial Holdings, Inc.	34,810	439,302
Evercore Partners, Inc. — Class A	7,300	436,394
Glacier Bancorp, Inc.	13,000	387,270
Texas Capital Bancshares, Inc.*	5,214	324,311
Financial Engines, Inc.	4,400	305,712
eHealth, Inc.*	5,858	272,338
First Financial Bankshares, Inc.	3,100	205,592
First Cash Financial Services, Inc.*	3,169	195,971
Total Financials		17,526,446
Information Technology - 22.4%
XO Group, Inc.*	68,243	1,014,090
CalAmp Corp.*	36,207	1,012,710
Electronics for Imaging, Inc.*	22,740	880,720
Blucora, Inc.*	29,498	860,162
iGATE Corp.*	19,873	798,100
Virtusa Corp.*	19,100	727,519
Dealertrack Technologies, Inc.*	14,021	674,130
Perficient, Inc.*	28,753	673,395
Interactive Intelligence Group, Inc.*	9,453	636,754
OpenTable, Inc.*	7,924	628,928
Methode Electronics, Inc.	18,300	625,677
Harmonic, Inc.*	74,200	547,596
Monotype Imaging Holdings, Inc.	17,100	544,806
Manhattan Associates, Inc.*	4,440	521,611
j2 Global, Inc.	10,300	515,103
Daktronics, Inc.	32,300	506,464
Tyler Technologies, Inc.*	4,763	486,445
Synchronoss Technologies, Inc.*	15,300	475,371
Stamps.com, Inc.*	10,387	437,293
Synaptics, Inc.*	8,100	419,661
Measurement Specialties, Inc.*	6,270	380,526
NIC, Inc.	15,107	375,711
Belden, Inc.	5,200	366,340
Cardtronics, Inc.*	8,200	356,290
Advanced Energy Industries, Inc.*	15,330	350,444
FARO Technologies, Inc.*	5,200	303,160
LogMeIn, Inc.*	8,500	285,175
Cognex Corp.	7,271	277,607
MTS Systems Corp.	3,700	263,625
FEI Co.	2,900	259,144
MAXIMUS, Inc.	5,584	245,640
Blackbaud, Inc.	6,500	244,725
comScore, Inc.*	6,000	171,660
Total Information Technology		16,866,582
Consumer Discretionary - 16.8%
Multimedia Games Holding Company, Inc.*	29,870	936,723
Lithia Motors, Inc. — Class A	13,200	916,344
MarineMax, Inc.*	45,400	730,032
Buffalo Wild Wings, Inc.*	4,763	701,114
Arctic Cat, Inc.	11,420	650,711
Winnebago Industries, Inc.*	20,445	561,215
Iconix Brand Group, Inc.*	13,500	535,950
Lumber Liquidators Holdings, Inc.*	5,067	521,344
EW Scripps Co. — Class A*	23,900	519,108
Monarch Casino & Resort, Inc.*	24,200	485,936
Universal Electronics, Inc.*	12,600	480,186
Red Robin Gourmet Burgers, Inc.*	6,100	448,594
Ruth's Hospitality Group, Inc.	31,400	446,194
Wolverine World Wide, Inc.	12,500	424,500
Capella Education Co.	6,200	411,928
Pinnacle Entertainment, Inc.*	14,900	387,251
Drew Industries, Inc.	7,270	372,224
La-Z-Boy, Inc.	11,600	359,600
Movado Group, Inc.	8,135	358,021
Sturm Ruger & Company, Inc.[1]	4,642	339,284
Kirkland's, Inc.*	13,600	321,912
Steven Madden Ltd.*	8,566	313,430
Papa John's International, Inc.	6,340	287,836
Sonic Corp.*	14,200	286,698
American Public Education, Inc.*	6,515	283,207
Hillenbrand, Inc.	9,600	282,432
Texas Roadhouse, Inc. — Class A	9,100	252,980
Total Consumer Discretionary		12,614,754
Health Care - 15.9%
Akorn, Inc.*	43,350	1,067,710
Questcor Pharmaceuticals, Inc.[1]	16,656	906,919
ABIOMED, Inc.*	26,100	697,914
Anika Therapeutics, Inc.*	16,900	644,904
Cambrex Corp.*	34,750	619,593
Natus Medical, Inc.*	26,000	585,000
Omnicell, Inc.*	22,700	579,531
Prestige Brands Holdings, Inc.*	14,896	533,277
Acorda Therapeutics, Inc.*	18,097	528,432
Medidata Solutions, Inc.*	8,400	508,788
Cantel Medical Corp.	14,815	502,377
Align Technology, Inc.*	8,500	485,775
CryoLife, Inc.	42,700	473,543
MWI Veterinary Supply, Inc.*	2,699	460,422

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Health Care - 15.9% (continued)
Ligand Pharmaceuticals, Inc. — Class B*	8,500	$447,100
Corvel Corp.*	9,500	443,650
Medicines Co.*	10,942	422,580
IPC The Hospitalist Company, Inc.*	6,100	362,279
NuVasive, Inc.*	9,500	307,135
Air Methods Corp.*	4,997	291,475
SurModics, Inc.*	11,900	290,241
ViroPharma, Inc.*	5,543	276,319
West Pharmaceutical Services, Inc.	4,300	210,958
HealthStream, Inc.*	5,122	167,848
Neogen Corp.*	3,537	161,641
Total Health Care		11,975,411
Industrials - 9.1%
On Assignment, Inc.*	26,620	929,570
GenCorp, Inc.*	48,900	881,178
DXP Enterprises, Inc.*	6,800	783,360
Saia, Inc.*	22,800	730,740
Dycom Industries, Inc.*	24,900	691,971
Federal Signal Corp.*	43,200	632,880
AAON, Inc.	16,600	530,370
CIRCOR International, Inc.	5,500	444,290
EnerSys, Inc.	5,500	385,495
Allegiant Travel Co. — Class A	2,261	238,400
AZZ, Inc.	4,875	238,193
Apogee Enterprises, Inc.	5,700	204,687
Mobile Mini, Inc.*	4,600	189,428
Total Industrials		6,880,562
Energy - 7.8%
Matrix Service Co.*	43,800	1,071,786
Carrizo Oil & Gas, Inc.*	18,900	846,153
Tesco Corp.*	37,100	733,838
Stone Energy Corp.*	19,300	667,587
Era Group, Inc.*	20,301	626,489
C&J Energy Services, Inc.*	26,400	609,840
Newpark Resources, Inc.*	47,100	578,859
Northern Oil and Gas, Inc.*	29,490	444,414
Geospace Technologies Corp.*	2,850	270,266
Total Energy		5,849,232
Materials - 2.6%
KapStone Paper and Packaging Corp.*	13,200	737,352
Flotek Industries, Inc.*	20,100	403,407
American Vanguard Corp.	15,025	364,957
HB Fuller Co.	5,338	277,790
Balchem Corp.	3,000	176,100
Total Materials		1,959,606
Consumer Staples - 1.4%
Boston Beer Company, Inc. — Class A*	2,400	580,296
Inter Parfums, Inc.	14,175	507,607
Total Consumer Staples		1,087,903
Telecommunication Services - 0.3%
Lumos Networks Corp.	9,700	203,700
Total Common Stocks
(Cost $66,592,530)		74,964,196
	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$327,737	327,737
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	52,863	52,863
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	32,809	32,809
Total Repurchase Agreements
(Cost $413,409)		413,409
SECURITIES LENDING COLLATERAL††,3 - 1.7%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	1,129,358	1,129,358
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	166,467	166,467
Total Securities Lending Collateral
(Cost $1,295,825)		1,295,825
Total Investments - 101.8%
(Cost $68,301,764)		$76,673,430
Other Assets & Liabilities, net - (1.8)%		(1,366,478)
Total Net Assets - 100.0%		$75,306,952

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4 .
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4 .

REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Industrials - 20.5%
CDI Corp.	29,997	$555,843
SkyWest, Inc.	36,699	544,246
Kelly Services, Inc. — Class A	21,109	526,458
Atlas Air Worldwide Holdings, Inc.*	12,130	499,150
Engility Holdings, Inc.*	14,280	476,952
Griffon Corp.	32,739	432,481
Titan International, Inc.	23,970	430,981
ABM Industries, Inc.	12,752	364,580
Universal Forest Products, Inc.	6,699	349,286
EMCOR Group, Inc.	8,028	340,708
United Stationers, Inc.	7,384	338,852
Hub Group, Inc. — Class A*	7,440	296,707
Aegion Corp. — Class A*	13,470	294,858
AAR Corp.	10,498	294,049
Viad Corp.	9,618	267,188
Insperity, Inc.	6,521	235,604
Heidrick & Struggles International, Inc.	11,048	222,507
Gibraltar Industries, Inc.*	11,462	213,079
Briggs & Stratton Corp.	8,963	195,035
Consolidated Graphics, Inc.*	2,873	193,755
Astec Industries, Inc.	4,645	179,436
Kaman Corp.	4,160	165,277
Mueller Industries, Inc.	2,210	139,252
Curtiss-Wright Corp.	2,165	134,728
Quanex Building Products Corp.	6,200	123,504
National Presto Industries, Inc.	1,530	123,165
Resources Connection, Inc.	7,890	113,064
Orion Marine Group, Inc.*	8,720	104,902
Korn/Ferry International*	3,930	102,652
Total Industrials		8,258,299
Consumer Discretionary - 20.0%
Perry Ellis International, Inc.*	35,597	562,077
VOXX International Corp. — Class A*	29,346	490,078
M/I Homes, Inc.*	17,320	440,793
Fred's, Inc. — Class A	22,650	419,478
Scholastic Corp.	11,970	407,100
Group 1 Automotive, Inc.	5,642	400,694
Stage Stores, Inc.	16,580	368,407
Big 5 Sporting Goods Corp.	18,080	358,346
Sonic Automotive, Inc. — Class A	13,500	330,479
Superior Industries International, Inc.	15,630	322,446
Regis Corp.	22,040	319,800
Pep Boys-Manny Moe & Jack*	26,333	319,683
Brown Shoe Company, Inc.	10,680	300,534
Ruby Tuesday, Inc.*	42,769	296,389
Spartan Motors, Inc.	37,405	250,614
Biglari Holdings, Inc.*	490	248,254
Career Education Corp.*	39,109	222,921
Stein Mart, Inc.	15,837	213,008
Marcus Corp.	15,511	208,468
Christopher & Banks Corp.*	22,960	196,078
JAKKS Pacific, Inc.	29,112	195,924
Standard Pacific Corp.*	19,670	178,014
Genesco, Inc.*	2,385	174,248
Children's Place Retail Stores, Inc.*	2,780	158,377
Meritage Homes Corp.*	3,250	155,968
Crocs, Inc.*	9,490	151,081
Digital Generation, Inc.*	9,590	122,273
Finish Line, Inc. — Class A	3,650	102,821
Aeropostale, Inc.*	10,640	96,718
Total Consumer Discretionary		8,011,071
Information Technology - 16.2%
Black Box Corp.	19,740	588,253
Sanmina Corp.*	29,690	495,823
CIBER, Inc.*	102,327	423,633
CACI International, Inc. — Class A*	5,780	423,212
Benchmark Electronics, Inc.*	18,061	416,848
Monster Worldwide, Inc.*	57,900	412,827
Insight Enterprises, Inc.*	17,170	389,930
SYNNEX Corp.*	5,413	364,836
ScanSource, Inc.*	7,958	337,658
TTM Technologies, Inc.*	35,210	302,102
Anixter International, Inc.	2,709	243,377
Bel Fuse, Inc. — Class B	11,210	238,885
Super Micro Computer, Inc.*	13,855	237,752
Plexus Corp.*	5,119	221,602
Oplink Communications, Inc.*	9,740	181,164
NETGEAR, Inc.*	5,050	166,347
Digi International, Inc.*	12,795	155,075
Rudolph Technologies, Inc.*	12,620	148,159
Rofin-Sinar Technologies, Inc.*	5,460	147,529
Ebix, Inc.[1]	9,220	135,718
Kulicke & Soffa Industries, Inc.*	10,130	134,729
Diodes, Inc.*	5,310	125,104
Brooks Automation, Inc.	11,580	121,474
Mercury Systems, Inc.*	9,599	105,109
Total Information Technology		6,517,146
Financials - 13.3%
Stewart Information Services Corp.	16,739	540,168
EZCORP, Inc. — Class A*	43,440	507,813
Cash America International, Inc.	11,945	457,494
United Fire Group, Inc.	11,224	321,680
Calamos Asset Management, Inc. — Class A	26,750	316,720
Infinity Property & Casualty Corp.	4,354	312,400
Navigators Group, Inc.*	4,770	301,273
Piper Jaffray Cos.*	7,500	296,625
Horace Mann Educators Corp.	8,137	256,641
Susquehanna Bancshares, Inc.	17,650	226,626
Safety Insurance Group, Inc.	3,772	212,364
Meadowbrook Insurance Group, Inc.	30,340	211,166
Selective Insurance Group, Inc.	7,715	208,768
Wintrust Financial Corp.	4,310	198,777
Capstead Mortgage Corp.	14,390	173,831
Prospect Capital Corp.	14,910	167,290
Brookline Bancorp, Inc.	17,190	164,508
Provident Financial Services, Inc.	6,550	126,546
ProAssurance Corp.	2,420	117,322
FNB Corp.	8,460	106,765

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financials - 13.3% (continued)
SWS Group, Inc.*	16,025	$97,432
Total Financials		5,322,209
Health Care - 8.0%
Cross Country Healthcare, Inc.*	39,532	394,528
PharMerica Corp.*	17,325	372,488
Magellan Health Services, Inc.*	6,150	368,447
Molina Healthcare, Inc.*	10,575	367,481
Kindred Healthcare, Inc.	18,028	355,873
Almost Family, Inc.*	8,897	287,640
LHC Group, Inc.*	11,732	282,037
Invacare Corp.	11,694	271,418
Centene Corp.*	4,365	257,317
AMN Healthcare Services, Inc.*	8,970	131,859
Healthways, Inc.*	8,590	131,857
Total Health Care		3,220,945
Materials - 7.3%
Olympic Steel, Inc.	15,388	445,945
Materion Corp.	12,577	388,000
AM Castle & Co.*	22,520	332,621
Century Aluminum Co.*	31,330	327,711
A. Schulman, Inc.	7,603	268,082
Kaiser Aluminum Corp.	3,790	266,210
PH Glatfelter Co.	5,595	154,645
Zep, Inc.	8,095	147,005
Clearwater Paper Corp.*	2,710	142,275
Kraton Performance Polymers, Inc.*	5,660	130,463
OM Group, Inc.*	2,993	108,975
Neenah Paper, Inc.	2,380	101,793
Stepan Co.	1,500	98,445
Total Materials		2,912,170
Energy - 6.0%
Green Plains Renewable Energy, Inc.	29,550	572,975
Pioneer Energy Services Corp.*	44,890	359,569
Cloud Peak Energy, Inc.*	19,725	355,050
Swift Energy Co.*,1	26,051	351,689
Exterran Holdings, Inc.*	7,700	263,339
Gulf Island Fabrication, Inc.	9,355	217,223
Arch Coal, Inc.[1]	41,750	185,788
SEACOR Holdings, Inc.*	1,115	101,688
Total Energy		2,407,321
Consumer Staples - 4.6%
Seneca Foods Corp. — Class A*	18,169	579,409
Central Garden and Pet Co. — Class A*	73,086	493,331
Spartan Stores, Inc.	16,781	407,433
Sanderson Farms, Inc.	2,660	192,398
Alliance One International, Inc.*	59,165	180,453
Total Consumer Staples		1,853,024
Utilities - 1.9%
New Jersey Resources Corp.	4,580	211,778
Avista Corp.	7,459	210,269
Laclede Group, Inc.	2,840	129,334
NorthWestern Corp.	2,490	107,867
UIL Holdings Corp.	2,710	105,013
Total Utilities		764,261
Telecommunication Services - 1.8%
Cbeyond, Inc.*	50,570	348,933
USA Mobility, Inc.	13,864	197,978
Atlantic Tele-Network, Inc.	2,780	157,265
Total Telecommunication Services		704,176
Total Common Stocks
(Cost $33,475,593)		39,970,622
	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	$221,123	221,123
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	35,666	35,666
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	22,136	22,136
Total Repurchase Agreements
(Cost $278,925)		278,925
SECURITIES LENDING COLLATERAL††,3 - 1.3%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	457,622	457,622
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	67,453	67,453
Total Securities Lending Collateral
(Cost $525,075)		525,075
Total Investments - 101.6%
(Cost $34,279,593)		$40,774,622
Other Assets & Liabilities, net - (1.6)%		(639,277)
Total Net Assets - 100.0%		$40,135,345

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 1.4%
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	$296,397	$296,397
Total Repurchase Agreement
(Cost $296,397)		296,397
Total Investments - 1.4%
(Cost $296,397)		$296,397
Other Assets & Liabilities, net - 98.6%		20,839,034
Total Net Assets - 100.0%		$21,135,431

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $36,855,405)	459	$(78,596)

Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International February 2014 U.S. Dollar Index Swap, Terminating 02/27/14[3] (Notional Value $5,420,045)	67,546	$(23,448)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.
[2]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2013.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Internet Software & Services - 20.6%
Google, Inc. — Class A*	1,091	$1,222,694
Facebook, Inc. — Class A*	12,290	671,770
eBay, Inc.*	9,104	499,719
Twitter, Inc.*,1	6,080	386,992
Yahoo!, Inc.*	9,290	375,688
Baidu, Inc. ADR*	2,016	358,606
LinkedIn Corp. — Class A*	1,415	306,814
SINA Corp.*	3,191	268,842
Qihoo 360 Technology Company Ltd. ADR*	3,060	251,073
Yandex N.V. — Class A*	5,767	248,846
Youku Tudou, Inc. ADR*	8,080	244,824
MercadoLibre, Inc.	2,217	238,970
SouFun Holdings Ltd. ADR	2,870	236,517
Sohu.com, Inc.*	3,180	231,917
NetEase, Inc. ADR	2,950	231,870
YY, Inc. ADR*	4,560	229,277
Equinix, Inc.*	1,075	190,759
Akamai Technologies, Inc.*	3,625	171,028
VeriSign, Inc.*	2,833	169,357
Rackspace Hosting, Inc.*	3,530	138,129
IAC/InterActiveCorp	1,940	133,259
Yelp, Inc. — Class A*	1,880	129,626
Pandora Media, Inc.*	4,810	127,946
AOL, Inc.*	2,470	115,151
Zillow, Inc. — Class A*	1,260	102,980
OpenTable, Inc.*	1,070	84,926
Trulia, Inc.*	2,040	71,951
Total Internet Software & Services		7,439,531
Semiconductors - 16.0%
Intel Corp.	25,694	667,015
Texas Instruments, Inc.	9,356	410,821
Micron Technology, Inc.*	13,206	287,363
Taiwan Semiconductor Manufacturing Company Ltd. ADR	15,574	271,611
Himax Technologies, Inc. ADR	17,220	253,306
NXP Semiconductor N.V.*	5,430	249,400
Marvell Technology Group Ltd.	17,336	249,292
Avago Technologies Ltd.	4,626	244,669
Broadcom Corp. — Class A	8,122	240,817
Analog Devices, Inc.	4,620	235,297
ARM Holdings plc ADR	4,282	234,397
Trina Solar Ltd. ADR*	16,160	220,907
Canadian Solar, Inc.*	7,170	213,809
Xilinx, Inc.	4,538	208,385
Linear Technology Corp.	4,210	191,766
Altera Corp.	5,886	191,472
NVIDIA Corp.	11,223	179,792
Microchip Technology, Inc.	3,941	176,360
Cree, Inc.*	2,650	165,811
Maxim Integrated Products, Inc.	5,912	165,004
Skyworks Solutions, Inc.*	4,809	137,345
First Solar, Inc.*	2,389	130,535
LSI Corp.	11,136	122,719
Atmel Corp.*	13,960	109,307
SunPower Corp. — Class A*	3,610	107,614
Synaptics, Inc.*	1,530	79,269
Cirrus Logic, Inc.*	3,340	68,236
Total Semiconductors		5,812,319
Systems Software - 10.0%
Microsoft Corp.	28,297	1,059,156
Oracle Corp.	19,925	762,331
VMware, Inc. — Class A*	4,046	362,967
Symantec Corp.	9,984	235,423
Check Point Software Technologies Ltd.*	3,630	234,208
CA, Inc.	6,862	230,906
Red Hat, Inc.*	3,567	199,895
ServiceNow, Inc.*	3,040	170,270
NetSuite, Inc.*	1,640	168,953
CommVault Systems, Inc.*	1,430	107,078
Fortinet, Inc.*	5,540	105,980
Total Systems Software		3,637,167
Data Processing & Outsourced Services - 9.9%
Visa, Inc. — Class A	3,116	693,870
MasterCard, Inc. — Class A	686	573,126
Automatic Data Processing, Inc.	4,513	364,696
Paychex, Inc.	5,233	238,258
Fidelity National Information Services, Inc.	4,334	232,649
Fiserv, Inc.*	3,876	228,878
Alliance Data Systems Corp.*	809	212,710
Western Union Co.	10,470	180,608
FleetCor Technologies, Inc.*	1,540	180,442
Computer Sciences Corp.	3,026	169,093
Vantiv, Inc. — Class A*	4,700	153,267
Total System Services, Inc.	4,410	146,765
Global Payments, Inc.	2,020	131,280
VeriFone Systems, Inc.*	4,100	109,962
Total Data Processing & Outsourced Services		3,615,604
Communications Equipment - 9.1%
QUALCOMM, Inc.	8,958	665,133
Cisco Systems, Inc.	29,212	655,810
BlackBerry Ltd.*,1	37,505	279,412
Nokia Oyj ADR*	31,340	254,167
Motorola Solutions, Inc.	3,650	246,375
Juniper Networks, Inc.*	8,912	201,144
Harris Corp.	2,300	160,563
F5 Networks, Inc.*	1,748	158,823
Brocade Communications Systems, Inc.*	13,470	119,479
Palo Alto Networks, Inc.*	2,030	116,664
JDS Uniphase Corp.*	7,877	102,243
Riverbed Technology, Inc.*	5,603	101,302
Ciena Corp.*	3,946	94,428
Finisar Corp.*	3,720	88,982
Aruba Networks, Inc.*	4,490	80,371
Total Communications Equipment		3,324,896
Application Software - 8.8%
Salesforce.com, Inc.*	6,104	336,879
Adobe Systems, Inc.*	5,508	329,819
NQ Mobile, Inc. ADR*	19,310	283,857
Intuit, Inc.	3,576	272,920
SAP AG ADR	2,708	235,975

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Application Software - 8.8% (continued)
Workday, Inc. — Class A*	2,710	$225,364
Citrix Systems, Inc.*	3,231	204,361
Autodesk, Inc.*	3,998	201,219
ANSYS, Inc.*	1,900	165,680
Splunk, Inc.*	2,250	154,508
Concur Technologies, Inc.*	1,420	146,516
Nuance Communications, Inc.*	8,320	126,464
Informatica Corp.*	2,998	124,417
Cadence Design Systems, Inc.*	8,430	118,189
TIBCO Software, Inc.*	4,744	106,645
SolarWinds, Inc.*	2,480	93,818
Qlik Technologies, Inc.*	3,390	90,276
Total Application Software		3,216,907
Computer Hardware - 6.2%
Apple, Inc.	2,396	1,344,420
Hewlett-Packard Co.	14,999	419,672
3D Systems Corp.*,1	2,031	188,741
Stratasys Ltd.*	1,150	154,905
NCR Corp.*	4,140	141,008
Total Computer Hardware		2,248,746
IT Consulting & Other Services - 5.9%
International Business Machines Corp.	4,478	839,938
Cognizant Technology Solutions Corp. — Class A*	3,230	326,165
Accenture plc — Class A	3,957	325,345
Infosys Ltd. ADR	4,002	226,513
Teradata Corp.*	3,585	163,082
Amdocs Ltd.	3,670	151,351
Leidos Holdings, Inc.	2,544	118,271
Total IT Consulting & Other Services		2,150,665
Computer Storage & Peripherals - 3.9%
EMC Corp.	16,995	427,424
Seagate Technology plc	5,173	290,516
Western Digital Corp.	3,112	261,097
SanDisk Corp.	3,323	234,404
NetApp, Inc.	5,379	221,292
Total Computer Storage & Peripherals		1,434,733
Semiconductor Equipment - 3.0%
Applied Materials, Inc.	15,525	274,636
ASML Holding N.V. — Class G	2,508	235,000
KLA-Tencor Corp.	3,008	193,896
Lam Research Corp.*	3,224	175,547
SunEdison, Inc.*	8,463	110,442
Teradyne, Inc.*	6,200	109,244
Total Semiconductor Equipment		1,098,765
Electronic Manufacturing Services - 2.2%
TE Connectivity Ltd.	4,587	252,790
Flextronics International Ltd.*	29,430	228,671
Trimble Navigation Ltd.*	5,103	177,074
Jabil Circuit, Inc.	7,220	125,917
Total Electronic Manufacturing Services		784,452
Electronic Components - 1.4%
Corning, Inc.	16,652	296,738
Amphenol Corp. — Class A	2,481	221,256
Total Electronic Components		517,994
Home Entertainment Software - 1.2%
Activision Blizzard, Inc.	11,330	202,013
Electronic Arts, Inc.*	6,575	150,831
Take-Two Interactive Software, Inc.*	4,240	73,649
Total Home Entertainment Software		426,493
Technology Distributors - 0.8%
Avnet, Inc.	3,290	145,121
Arrow Electronics, Inc.*	2,570	139,423
Total Technology Distributors		284,544
Office Electronics - 0.6%
Xerox Corp.	18,704	227,628

Total Common Stocks
(Cost $24,908,706)		36,220,444
	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.8%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$560,659	560,659
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	82,641	82,641
Total Securities Lending Collateral
(Cost $643,300)		643,300
Total Investments - 101.4%
(Cost $25,552,006)		$36,863,744
Other Assets & Liabilities, net - (1.4)%		(492,540)
Total Net Assets - 100.0%		$36,371,204

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Communications Equipment - 44.7%
QUALCOMM, Inc.	8,176	$607,068
Cisco Systems, Inc.	26,655	598,405
Motorola Solutions, Inc.	3,327	224,573
Juniper Networks, Inc.*	8,135	183,607
BlackBerry Ltd.*	20,516	152,844
Nokia Oyj ADR*	18,758	152,127
Harris Corp.	2,095	146,252
F5 Networks, Inc.*	1,593	144,740
Ubiquiti Networks, Inc.*	2,450	112,602
Brocade Communications Systems, Inc.*	12,293	109,039
Palo Alto Networks, Inc.*	1,844	105,975
ARRIS Group, Inc.*	4,199	102,309
Telefonaktiebolaget LM Ericsson ADR	8,303	101,629
JDS Uniphase Corp.*	7,190	93,326
Riverbed Technology, Inc.*	5,106	92,316
ViaSat, Inc.*	1,451	90,905
Ciena Corp.*	3,597	86,076
Finisar Corp.*	3,391	81,113
Plantronics, Inc.	1,657	76,968
Polycom, Inc.*	6,671	74,915
Aruba Networks, Inc.*	4,098	73,354
ADTRAN, Inc.	2,493	67,336
NETGEAR, Inc.*	1,860	61,268
Infinera Corp.*	6,138	60,030
InterDigital, Inc.	1,916	56,503
Ixia*	4,093	54,478
Ruckus Wireless, Inc.*	3,782	53,704
Total Communications Equipment		3,763,462
Wireless Telecommunication Services - 27.1%
Sprint Corp.*	33,605	361,253
T-Mobile US, Inc.	8,972	301,818
Crown Castle International Corp.*	3,654	268,313
Vodafone Group plc ADR	6,044	237,590
SBA Communications Corp. — Class A*	2,067	185,699
America Movil SAB de CV ADR	6,983	163,193
Mobile Telesystems OJSC ADR	5,582	120,739
China Mobile Ltd. ADR	2,112	110,436
VimpelCom Ltd. ADR	7,927	102,575
Tim Participacoes S.A. ADR	3,790	99,450
SK Telecom Company Ltd. ADR	3,782	93,113
Telephone & Data Systems, Inc.	3,553	91,596
Rogers Communications, Inc. — Class B	1,901	86,020
Leap Wireless International, Inc.*	3,614	62,884
Total Wireless Telecommunication Services		2,284,679
Integrated Telecommunication Services - 24.7%
AT&T, Inc.	20,949	736,567
Verizon Communications, Inc.	12,969	637,297
CenturyLink, Inc.	7,426	236,518
Windstream Holdings, Inc.[1]	14,366	114,641
Telefonica Brasil S.A. ADR	4,961	95,350
BCE, Inc.	2,109	91,299
Telefonica S.A. ADR	5,210	85,131
China Unicom Hong Kong Ltd. ADR	5,557	83,688
Total Integrated Telecommunication Services		2,080,491
Alternative Carriers - 3.1%
Level 3 Communications, Inc.*	4,436	147,142
tw telecom, Inc. — Class A*	3,725	113,501
Total Alternative Carriers		260,643
Total Common Stocks
(Cost $7,177,427)		8,389,275
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$32,356	32,356
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	4,769	4,769
Total Securities Lending Collateral
(Cost $37,125)		37,125
Total Investments - 100.0%
(Cost $7,214,552)		$8,426,400
Other Assets & Liabilities, net - 0.0%		(1,083)
Total Net Assets - 100.0%		$8,425,317

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.4%
Auto Parts & Equipment - 19.8%
Johnson Controls, Inc.	43,887	$2,251,402
BorgWarner, Inc.	24,100	1,347,431
Delphi Automotive plc	21,700	1,304,821
TRW Automotive Holdings Corp.*	14,840	1,103,948
Magna International, Inc.	13,040	1,070,062
Autoliv, Inc.	11,280	1,035,504
Lear Corp.	12,137	982,733
Allison Transmission Holdings, Inc.	30,600	844,866
Gentex Corp.	23,960	790,440
Visteon Corp.*	9,335	764,443
Tenneco, Inc.*	12,510	707,691
Dana Holding Corp.	33,280	652,954
American Axle & Manufacturing Holdings, Inc.*	22,930	468,919
Total Auto Parts & Equipment		13,325,214
Railroads - 17.7%
Union Pacific Corp.	19,956	3,352,607
CSX Corp.	71,484	2,056,595
Norfolk Southern Corp.	21,942	2,036,876
Kansas City Southern	11,407	1,412,529
Canadian Pacific Railway Ltd.	7,668	1,160,322
Canadian National Railway Co.	18,800	1,071,976
Genesee & Wyoming, Inc. — Class A*	8,954	860,032
Total Railroads		11,950,937
Airlines - 15.6%
Delta Air Lines, Inc.	67,597	1,856,890
American Airlines Group, Inc.*,1	64,794	1,636,049
United Continental Holdings, Inc.*	38,010	1,437,918
Southwest Airlines Co.	73,466	1,384,099
Copa Holdings S.A. — Class A	6,562	1,050,642
Ryanair Holdings plc ADR*	20,900	980,837
Alaska Air Group, Inc.	11,904	873,396
Spirit Airlines, Inc.*	15,200	690,232
JetBlue Airways Corp.*	70,500	602,775
Total Airlines		10,512,838
Automobile Manufacturers - 15.4%
Ford Motor Co.	199,112	3,072,298
General Motors Co.*	69,340	2,833,926
Tesla Motors, Inc.*,1	11,225	1,688,016
Tata Motors Ltd. ADR	35,450	1,091,860
Toyota Motor Corp. ADR	8,690	1,059,485
Thor Industries, Inc.	12,280	678,224
Total Automobile Manufacturers		10,423,809
Air Freight & Logistics - 13.5%
United Parcel Service, Inc. — Class B	35,513	3,731,706
FedEx Corp.	17,820	2,561,981
Expeditors International of Washington, Inc.	26,031	1,151,872
CH Robinson Worldwide, Inc.	19,493	1,137,222
UTI Worldwide, Inc.	29,200	512,752
Total Air Freight & Logistics		9,095,533
Trucking - 11.8%
Hertz Global Holdings, Inc.*	48,839	1,397,771
J.B. Hunt Transport Services, Inc.	14,612	1,129,508
Old Dominion Freight Line, Inc.*	15,260	809,085
Avis Budget Group, Inc.*	19,474	787,139
Ryder System, Inc.	9,991	737,136
Swift Transportation Co. — Class A*,1	28,680	636,983
Landstar System, Inc.	10,648	611,728
Con-way, Inc.	14,342	569,521
Werner Enterprises, Inc.	19,830	490,396
Knight Transportation, Inc.	24,500	449,330
Arkansas Best Corp.	10,200	343,536
Total Trucking		7,962,133
Motorcycle Manufacturers - 2.2%
Harley-Davidson, Inc.	21,381	1,480,420
Tires & Rubber - 2.1%
Goodyear Tire & Rubber Co.	39,442	940,692
Cooper Tire & Rubber Co.	20,470	492,099
Total Tires & Rubber		1,432,791
Marine - 1.3%
Kirby Corp.*	9,025	895,731
Total Common Stocks
(Cost $48,722,479)		67,079,406
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.6%
Repurchase Agreements
HSBC Securities, Inc. issued 12/31/13 at 0.01% due 01/02/14	$1,544,623	1,544,623
Deutsche Bank Securities, Inc. issued 12/31/13 at 0.02% due 01/02/14	227,677	227,677
Total Securities Lending Collateral
(Cost $1,772,300)		1,772,300
Total Investments - 102.0%
(Cost $50,494,779)		$68,851,706
Other Assets & Liabilities, net - (2.0)%		(1,347,356)
Total Net Assets - 100.0%		$67,504,350

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at December 31, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 15.5%
Federal Home Loan Bank[1]
0.11% due 01/03/14	$10,000,000	$9,999,939
0.15% due 01/10/14	10,000,000	9,999,625
0.14% due 01/14/14	10,000,000	9,999,494
0.17% due 05/01/14	10,000,000	9,994,167
Total Federal Home Loan Bank		39,993,225
Farmer Mac[1]
0.15% due 04/23/14	10,000,000	9,995,334
0.16% due 06/18/14	10,000,000	9,992,533
0.15% due 09/15/14	10,000,000	9,989,292
0.16% due 09/23/14	10,000,000	9,988,222
Total Farmer Mac		39,965,381
Federal Farm Credit Bank[1]
0.01% due 01/07/14	10,000,000	9,999,984
0.06% due 01/28/14	10,000,000	9,999,550
0.11% due 06/06/14	10,000,000	9,995,233
Total Federal Farm Credit Bank		29,994,767
Freddie Mac[2]
0.15% due 04/08/14	10,000,000	9,995,958
Total Federal Agency Discount Notes
(Cost $119,949,331)		119,949,331
FEDERAL AGENCY NOTES†† - 9.0%
Federal Home Loan Bank[1]
0.18% due 04/15/14	10,000,000	10,000,000
0.16% due 06/11/14	10,000,000	10,000,000
0.16% due 06/30/14	10,000,000	10,000,000
0.12% due 03/21/14	10,000,000	9,999,723
0.12% due 04/11/14	10,000,000	9,999,117
0.06% due 03/18/14	10,000,000	9,998,936
0.12% due 09/12/14	10,000,000	9,996,022
Total Federal Home Loan Bank		69,993,798
Total Federal Agency Notes
(Cost $69,993,798)		69,993,798
COMMERCIAL PAPER†† - 16.6%
ING US Funding LLC
0.29% due 01/16/14	10,000,000	9,998,791
0.25% due 04/11/14	5,000,000	4,996,528
Total ING US Funding LLC		14,995,319
General Electric Capital Corp.
0.18% due 04/24/14	15,000,000	14,991,525
Coca-Cola Co.
0.16% due 06/09/14[3]	15,000,000	14,989,400
UBS Finance Delaware LLC
0.20% due 05/05/14	10,000,000	9,992,939
0.30% due 04/03/14	5,000,000	4,996,167
Total UBS Finance Delaware LLC		14,989,106
Westpac Banking Corp.
0.24% due 01/14/14[3]	9,500,000	9,499,177
0.13% due 03/12/14[3]	5,000,000	4,998,736
Total Westpac Banking Corp.		14,497,913
Societe Generale North America, Inc.
0.20% due 02/03/14	13,900,000	13,897,451
Sheffield Receivables Corp.
0.22% due 03/06/14[3]	10,000,000	9,996,089
Prudential plc
0.16% due 04/08/14[3]	10,000,000	9,995,689
BNP Paribas Finance, Inc.
0.31% due 06/13/14	10,000,000	9,985,964
Barclays US Funding Corp.
0.46% due 05/23/14	10,000,000	9,981,856
Total Commercial Paper
(Cost $128,320,312)		128,320,312
REPURCHASE AGREEMENTS†† - 60.8%

Individual Repurchase Agreement
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14 secured by: U.S. Treasury Notes, 0.13% - 3.63% 04/15/18-08/15/23 with a value of $155,361,935 to be repurchased at $152,315,600	152,315,558	152,315,558

Joint Repurchase Agreements[4]
Mizuho Financial Group, Inc. issued 12/31/13 at 0.01% due 01/02/14	253,048,398	253,048,398
HSBC Group issued 12/31/13 at 0.01% due 01/02/14	40,815,960	40,815,960
Deutsche Bank issued 12/31/13 at 0.01% due 01/02/14	25,331,908	25,331,908
Total Repurchase Agreements
(Cost $471,511,824)		471,511,824
Total Investments - 101.9%
(Cost $789,775,265)		$789,775,265
Other Assets & Liabilities, net - (1.9)%		(14,902,909)
Total Net Assets - 100.0%		$774,872,356

††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $49,479,091 (cost $49,479,091), or 7.3% of total net assets.
[4]	Repurchase Agreements — See Note 3.

plc  — Public Limited Company

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Electric Utilities - 44.2%
Duke Energy Corp.	14,201	$980,012
NextEra Energy, Inc.	10,165	870,327
Southern Co.	20,895	858,993
Exelon Corp.	25,476	697,788
American Electric Power Company, Inc.	14,516	678,478
PPL Corp.	20,969	630,957
Edison International	11,890	550,507
FirstEnergy Corp.	16,552	545,885
Xcel Energy, Inc.	18,948	529,407
Northeast Utilities	12,267	519,998
Entergy Corp.	7,570	478,954
OGE Energy Corp.	10,896	369,374
Pinnacle West Capital Corp.	6,332	335,089
Pepco Holdings, Inc.	16,335	312,489
ITC Holdings Corp.	3,240	310,457
Westar Energy, Inc.	8,962	288,308
Great Plains Energy, Inc.	11,282	273,476
Cia Energetica de Minas Gerais ADR	32,643	254,289
Cleco Corp.	5,021	234,079
Hawaiian Electric Industries, Inc.	8,770	228,546
Enersis S.A. ADR	15,164	227,308
UNS Energy Corp.	3,673	219,829
IDACORP, Inc.	4,233	219,439
Portland General Electric Co.	7,068	213,454
UIL Holdings Corp.	5,360	207,700
ALLETE, Inc.	3,980	198,522
PNM Resources, Inc.	8,095	195,251
Total Electric Utilities		11,428,916
Multi-Utilities - 33.1%
Dominion Resources, Inc.	13,361	864,322
Sempra Energy	7,382	662,608
PG&E Corp.	14,885	599,568
Public Service Enterprise Group, Inc.	18,156	581,718
Consolidated Edison, Inc.	10,258	567,062
DTE Energy Co.	7,345	487,635
NiSource, Inc.	14,030	461,306
CenterPoint Energy, Inc.	19,625	454,908
Wisconsin Energy Corp.	10,384	429,275
Ameren Corp.	11,556	417,865
CMS Energy Corp.	14,054	376,226
SCANA Corp.	7,674	360,141
MDU Resources Group, Inc.	11,219	342,740
Alliant Energy Corp.	6,546	337,774
Integrys Energy Group, Inc.	5,329	289,951
TECO Energy, Inc.	15,956	275,081
National Grid plc ADR	3,750	244,950
Vectren Corp.	6,797	241,294
Black Hills Corp.	4,071	213,768
Avista Corp.	6,389	180,106
NorthWestern Corp.	4,120	178,478
Total Multi-Utilities		8,566,776
Gas Utilities - 12.7%
ONEOK, Inc.	8,357	519,638
National Fuel Gas Co.	4,797	342,506
AGL Resources, Inc.	7,118	336,183
UGI Corp.	7,559	313,396
Atmos Energy Corp.	6,282	285,328
Questar Corp.	12,377	284,547
Southwest Gas Corp.	4,060	226,995
Piedmont Natural Gas Company, Inc.	6,755	223,996
WGL Holdings, Inc.	5,161	206,750
New Jersey Resources Corp.	4,220	195,133
South Jersey Industries, Inc.	3,390	189,704
Laclede Group, Inc.	3,740	170,320
Total Gas Utilities		3,294,496
Independent Power Producers & Energy Traders - 5.9%
AES Corp.	31,857	462,245
NRG Energy, Inc.	15,128	434,476
Calpine Corp.*	21,413	417,768
Dynegy, Inc.*	9,600	206,592
Total Independent Power Producers & Energy Traders		1,521,081
Water Utilities - 3.6%
American Water Works Company, Inc.	9,082	383,805
Aqua America, Inc.	12,136	286,288
Cia de Saneamento Basico do Estado de Sao Paulo ADR	22,840	259,006
Total Water Utilities		929,099
Total Common Stocks
(Cost $17,040,724)		25,740,368
Total Investments - 99.5%
(Cost $17,040,724)		$25,740,368
Other Assets & Liabilities, net - 0.5%		128,697
Total Net Assets - 100.0%		$25,869,065

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR — American Depositary Receipt

plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 1.0%
Credit Suisse Group issued 12/31/13 at 0.00% due 01/02/14[2]	$84,189	$84,189
Total Repurchase Agreement
(Cost $84,189)		84,189
Total Investments - 1.0%
(Cost $84,189)		$84,189
Other Assets & Liabilities, net - 99.0%		8,351,353
Total Net Assets - 100.0%		$8,435,542

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $14,934,870)	186	$5,628

Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International February 2014 U.S. Dollar Index Swap, Terminating 02/27/14[3] (Notional Value $1,893,676)	23,599	$14,326

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.
[2]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2013.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by making the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Banking Fund	$18,732,403	$–	$229,351	$–	$–	$18,961,754
Basic Materials Fund	35,983,399	–	648,850	–	–	36,632,249
Biotechnology Fund	381,724,253	–	38,757,675	–	–	420,481,928
Consumer Products Fund	191,524,586	–	5,075,788	–	–	196,600,374
Electronics Fund	5,918,736	–	77,400	–	–	5,996,136
Emerging Markets 2x Strategy Fund	5,803,900	–	6,171,425	228,110	–	12,203,435
Emerging Markets Bond Strategy Fund	–	–	3,875,320	54,385	–	3,929,705
Energy Fund	56,236,757	–	664,450	–	–	56,901,207
Energy Services Fund	46,314,319	–	592,500	–	–	46,906,819
Europe 1.25x Strategy Fund	20,299,291	34,317	12,074,919	1,119,923	–	33,528,450
Event Driven and Distressed Strategies Fund	–	87,290	11,408,794	286,134	–	11,782,218
Financial Services Fund	15,589,247	–	–	–	–	15,589,247
Government Long Bond 1.2x Strategy Fund	12,243,713	–	7,424,695	–	–	19,668,408
Health Care Fund	84,570,564	–	2,275,500	–	–	86,846,064
High Yield Strategy Fund	5,656,950	–	220,041	3,449,451	–	9,326,442
Internet Fund	43,783,395	–	2,099,275	–	–	45,882,670
Inverse Emerging Markets 2x Strategy Fund	–	–	4,126,716	–	–	4,126,716
Inverse Government Long Bond Strategy Fund	–	1,571,767	725,133,827	–	–	726,705,594
Inverse High Yield Strategy Fund	–	103,222	65,982	–	–	169,204
Inverse Mid-Cap Strategy Fund	–	–	3,409,199	–	–	3,409,199
Inverse NASDAQ-100® Strategy Fund	–	–	2,194,370	–	–	2,194,370
Inverse Russell 2000® Strategy Fund	–	–	11,618,675	–	–	11,618,675
Inverse S&P 500® Strategy Fund	–	–	139,287,226	–	–	139,287,226
Japan 2x Strategy Fund	–	770,156	8,799,733	–	–	9,569,889
Leisure Fund	44,080,179	–	118,000	–	–	44,198,179
Long Short Equity Fund	39,639,353	–	–	–	–	39,639,353
Mid-Cap 1.5x Strategy Fund	21,058,745	235,912	1,946,300	96,680	–	23,337,637
NASDAQ-100® Fund	672,240,690	31,375	19,238,560	36,990	–	691,547,615
Nova Fund	81,189,271	81,691	29,191,398	368,746	–	110,831,106
Precious Metals Fund	54,137,768	–	3,862,293	–	–	58,000,061
Real Estate Fund	8,403,249	–	–	–	–	8,403,249
Retailing Fund	36,823,400	–	664,250	–	–	37,487,650
Russell 2000® 1.5x Strategy Fund	24,423,713	–	21,269,025	46,683	–	45,739,421
Russell 2000® Fund	53,207,115	7,482	1,836,972	27,121	–	55,078,690
S&P 500® Fund	368,351,324	443,394	692,121	128,224	–	369,615,063
S&P 500® Pure Growth Fund	132,831,647	–	910,127	–	–	133,741,774
S&P 500® Pure Value Fund	93,388,053	–	461,878	–	–	93,849,931
S&P MidCap 400® Pure Growth Fund	296,911,354	–	7,310,618	–	–	304,221,972
S&P MidCap 400® Pure Value Fund	11,735,307	–	110,242	–	–	11,845,549
S&P SmallCap 600® Pure Growth Fund	74,964,196	–	1,709,234	–	–	76,673,430
S&P SmallCap 600® Pure Value Fund	39,970,622	–	804,000	–	–	40,774,622
Strengthening Dollar 2x Strategy Fund	–	–	296,397	–	–	296,397
Technology Fund	36,220,444	–	643,300	–	–	36,863,744
Telecommunications Fund	8,389,275	–	37,125	–	–	8,426,400
Transportation Fund	67,079,406	–	1,772,300	–	–	68,851,706
U.S. Government Money Market Fund	–	–	789,775,265	–	–	789,775,265
Utilities Fund	25,740,368	–	–	–	–	25,740,368
Weakening Dollar 2x Strategy Fund	–	5,628	84,189	14,326	–	104,143
Liabilities
Emerging Markets Bond Strategy Fund	$–	$34,908	$–	$–	$–	$34,908
Event Driven and Distressed Strategies Fund	–	76,169	–	–	–	76,169
Government Long Bond 1.2x Strategy Fund	–	94,286	–	–	–	94,286
High Yield Strategy Fund	–	998,074	–	–	–	998,074
Inverse Emerging Markets 2x Strategy Fund	–	–	–	88,110	–	88,110
Inverse Government Long Bond Strategy Fund	350,771,963	–	–	–	–	350,771,963
Inverse High Yield Strategy Fund	–	–	–	243,023	–	243,023
Inverse Mid-Cap Strategy Fund	–	11,793	–	12,070	–	23,863
Inverse NASDAQ-100® Strategy Fund	–	5,955	–	11,806	–	17,761
Inverse Russell 2000® Strategy Fund	–	66,393	–	12,673	–	79,066
Inverse S&P 500® Strategy Fund	–	772,616	–	495,515	–	1,268,131
Japan 2x Strategy Fund	–	375,687	–	–	–	375,687
Long Short Equity Fund	12,474,945	–	–	–	–	12,474,945
Strengthening Dollar 2x Strategy Fund	–	78,596	–	23,448	–	102,044

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of December 31, 2013, Russell 2000® 1.5x Strategy Fund and Russell 2000® Fund each had a security with a total value of $806 and $1,566, respectively transfer from Level 1 to Level 2 due to a change in the securities valuation method. There were no other securities that transferred between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.01%			0.50% - 2.00%
Due 01/02/14	$408,562,961	$408,563,075	06/15/16 - 09/30/20	$419,718,300	$416,734,283

HSBC Group			U.S. Treasury Strips
0.01%			0.00%
Due 01/02/14	65,900,000	65,900,018	02/15/43	228,027,200	67,218,006

Deutsche Bank			U.S. Treasury Note
0.01%			0.25%
Due 01/02/14	40,900,000	40,900,011	04/15/16	41,925,000	41,718,063

Credit Suisse Group			U.S. Treasury Note
0.00%			2.13%
Due 01/02/14	27,021,832	27,021,832	12/31/15	26,647,100	27,562,393

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Banking Fund	$279,948	$229,351	*
Basic Materials Fund	619,516	648,850
Biotechnology Fund	37,583,627	38,757,675
Consumer Products Fund	4,986,227	5,075,788
Electronics Fund	65,145	77,400
Energy Fund	654,156	664,450
Energy Services Fund	582,650	592,500
Europe 1.25x Strategy Fund	182,586	189,750
Health Care Fund	2,219,925	2,275,500
Internet Fund	2,098,059	2,099,275
Leisure Fund	116,944	118,000
Mid-Cap 1.5x Strategy Fund	1,233,890	1,260,200
NASDAQ-100® Fund	4,567,365	4,706,875
Nova Fund	6,384	6,600
Precious Metals Fund	3,777,403	3,862,293
Retailing Fund	656,281	664,250
Russell 2000® 1.5x Strategy Fund	254,772	263,329
Russell 2000® Fund	473,881	489,708
S&P 500® Fund	227,607	232,825
S&P 500® Pure Value Fund	202,508	217,750
S&P MidCap 400® Pure Growth Fund	5,380,647	5,442,600
S&P MidCap 400® Pure Value Fund	18,300	18,500
S&P SmallCap 600® Pure Growth Fund	1,276,118	1,295,825
S&P SmallCap 600® Pure Value Fund	497,353	525,075

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Fund	Value of Securities Loaned	Cash Collateral Received
Technology Fund	$633,362	$643,300
Telecommunications Fund	35,910	37,125
Transportation Fund	1,735,071	1,772,300

* Subsequent to December 31, 2013, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at December 31, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

HSBC Securities, Inc.			Freddie Mac
0.01%			0.00%
Due 01/02/14	$62,896,194	$62,896,229	01/15/14 - 07/15/32	$106,581,538	$64,159,079
Deutsche Bank Securities, Inc.			Fannie Mae
0.02%			0.00% - 1.38%
Due 01/02/14	9,270,902	9,270,912	11/15/16 - 05/15/30	14,192,211	9,426,282
			Federal Home Loan Bank
			0.38%
			06/24/16	15,726	15,671
			Freddie Mac
			3.00%
			07/28/14	9,435	9,587

5. Disclosures about Credit Derivatives

In accordance with their principal investment strategies, the High Yield Strategy Fund, Emerging Markets Bond Strategy Fund and Event Driven and Distressed Strategies Fund  enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table included in the Emerging Markets Bond Strategy Fund, Event and Distressed Strategies Fund and the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of December 31, 2013.

6. Derivative Investment Holdings Categorized by Risk Exposure

	Futures		Swaps
Fund Name	Index Exposure	Liquidity	Index Exposure	Liquidity
Emerging Markets 2x Strategy Fund	x	x	x	x
Event Driven and Distressed Strategies Fund	x	x	x	x
Europe 1.25x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
High Yield Strategy Fund	x	x	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x	x	x
Inverse High Yield Strategy Fund	x	x	x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Strategy Fund	x	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	x	x
Inverse S&P 500® Strategy Fund	x	x	x	x
Japan 2x Strategy Fund	x	x
Long Short Equity Fund		x
Mid-Cap 1.5x Strategy Fund	x	x	x	x
NASDAQ-100® Fund	x	x	x	x
Nova Fund	x	x	x	x
Russell 2000® Fund	x	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x	x
S&P 500® Fund	x	x	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Rydex Series Funds

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date February 21, 2014

By (Signature and Title)*    /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date February 21, 2014

* Print the name and title of each signing officer under his or her signature.